As filed with the Securities and Exchange Commission on April 29, 2015

Registration No. 33-83560

811-08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 42

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 101

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(213) 742-5216

Alison Ryan, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel, MS#2520

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2015 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                      pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA BNY
By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
An optional Premium EnhancementSM Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the Premium EnhancementSM Rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LandmarkSM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2015. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2015
Statement of Additional Information Date: May 1, 2015

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Money Market - Service Class	Transamerica Aegon Money Market VP – Service Class
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider	115
APPENDIX
RIDER GRID VARIATIONS	116
APPENDIX
Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)	135
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Cash Value—The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.45% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

If you elect the Premium EnhancementSM Rider, then there is a fee equal to an annual rate of 0.45% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. There are additional optional rider benefits that each have an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges. You may have to pay income tax and a tax penalty on any money you take out.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	You may generally make transfers and/or change the allocation of additional premium payments by electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the Premium EnhancementSM Rider. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2014) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Financial Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.15%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Premium EnhancementSM Rider	0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.25%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%

	Maximum	Current
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.60%	1.85%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	—
Death Benefit	0.25%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.65%	1.55%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.35%	1.60%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.65%	1.90%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)

	Maximum	Current
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.60%	1.85%
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.70%	1.95%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%
Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2014 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.32%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 Rider – Single Life with additional Death Benefit (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples (Highest Gross):
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,303
3 Years	$2,169
5 Years	$3,070
10 Years	$5,529
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 503
3 Years	$1,539
5 Years	$2,620
10 Years	$5,529
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,352
3 Years	$2,311
5 Years	$2,799
10 Years	$5,674
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 552
3 Years	$1,681
5 Years	$2,799
10 Years	$5,764
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2014, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 Rider - Single Life Option with additional Death Benefit (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples (Highest Gross):
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,293
3 Years	$2,139
5 Years	$3,019
10 Years	$5,419
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 493
3 Years	$1,509
5 Years	$2,569
10 Years	$5,419

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,342
3 Years	$2,281
5 Years	$2,748
10 Years	$5,564
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 542
3 Years	$1,651
5 Years	$2,748
10 Years	$5,564
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.

Liquidity Rider: This fee is only charged for the first four policy years.
Optional Premium EnhancementSM Rider: If you elect the Premium EnhancementSM Rider, the surrender charge is higher and lasts longer than under a base policy.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) plus the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) plus the Death Benefit (Single Life Option).
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider or Retirement Income Choice® 1.2 Rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect special service fees or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica LandmarkSM NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the variable subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
INVESTMENT OPTIONS
The Transamerica LandmarkSM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges after the first year. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free precentage, you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%
Premium EnhancementSM Rider Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the Premium EnhancementSM Rider:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
10 or more	0%
After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy (measured at the time of surrender) once each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.30%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
Liquidity Rider
If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium EnhancementSM Rider
If you elect the Premium EnhancementSM Rider, then there is a rider fee at an annual rate of 0.45% of the daily net asset valuefor the first nine policy years. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
JPMORGAN INSURANCE TRUST	0.25%
MFS ® VARIABLE INSURANCE TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. a variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2014 we received $11,056,449.12 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.

These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2014, TCI and its affiliates received revenue sharing payments that totaled approximately $750,000. The firms that paid revenue to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Alliance Bernstein Investments • American Funds • Barrow, Hanley, Mewhinney & Strauss • BlackRock Investment Management, LLC • CBRE Clarion Real Estate Securities • Fidelity Investments • Janus Capital • Jennison Associates • JP Morgan Asset Management • Kayne Anderson Capital • Legg Mason Capital Management • Logan Circle Investment Partners • Morningstar Advisers • Natixis Global Asset Management • Pacific Investment Management Company • PineBridge Investments • Ranger Investments • Systematic Financial Management • Thompson Siegel & Walmsley, LLC • Vanguard • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000;
•	Certain surrenders on or within 15 days of an address change;
•	Any surrender request made on or within 15 days of an ownership change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the entire interest in the policy has not been paid;
THEN:
•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Spousal Continuation
IF:
•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and
•	the guaranteed minimum death benefit is greater than the policy value;

THEN:
•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” withdrawal option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” withdrawal option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of Nonqualified Annuities
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, (1) you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and (2) the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Section 3 of the Federal Defense of Marriage Act was ruled unconstitutional by the U.S. Supreme Court. The Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. We intend to administer the policy consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this policy or any riders by persons who do not meet the definition of “spouse” under federal law – e.g., domestic and civil union partners – may have adverse tax consequences and/or may not be permissible.
Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the policy. There are several unanswered questions regarding the scope and impact of the Supreme Court’s decision and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawal, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2013, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10),

408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.

ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Premium EnhancementSM Rider
An optional Premium EnhancementSM Rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time.
Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and lasts longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.
You may only elect the Premium EnhancementSM Rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first nine policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.
Rider Fee. There is a daily charge for the Premium EnhancementSM Rider at an annual rate of 0.45% of the assets in each subaccountfor the first nine policy years. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.
Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.
Termination. The rider is irrevocable.
The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.
The Premium EnhancementSM Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Electronic Transactions
Currently, certain transactions may be made using electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the electronic devices may not always be available. Any electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your electronic transaction privileges at any time without revoking all owners' privileges. We may deny electronic transaction privileges to market timers or disruptive traders.

Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion . Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See - Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period during which such withdrawal percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.

•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM within the current rider year, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by the us from time to time. We are under no obligation to notify you when we amend the Rate Sheet Prospectus Supplement. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period during which such growth percentages are applicable and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.

Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:
Age at time of first withdrawal	Single Life Option Riders Issued on or after May 1, 2014	Joint Life Option Riders Issued on or after May 1, 2014	Single Life Option Riders Issued Prior to May 1, 2014	Joint Life Option Riders Issued Prior to May 1, 2014
0-58	0.00%	0.00%	0.00%	0.00%
59-64	4.00%	3.75%	4.00%	3.50%
65-79	5.00%	4.75%	5.00%	4.50%
≥ 80	6.00%	5.75%	6.00%	5.50%
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	Current withdrawal base;
•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	The policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth percentage is as follows:
Riders Issued On or after May 1, 2014	Riders Issued Prior to May 1, 2014
5.50%	5.00%
The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,501.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 - Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit; and
•	Joint Life.
There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.

Rider Death Benefit. The rider death benefit on the rider date is the policy value  (less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches.

For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Financial Life Insurance Company
Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website

(https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers were paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2014, TCI had such “preferred product” arrangements with at least 52 broker-dealers and other financial intermediaries. Some of the more significant entities were:
AXA Network, LLC • BBVA Securities, Inc. • Cambridge Investment Research, Inc. • CCO Investments • Centarus Financial, Inc. •  Cetera Advisors LLC• Cetera Advisors Networks LLC• Cetera Financial Specialists LLC • Cetera Investment Services LLC• CFD Investments, Inc. • Commonwealth Financial Network • Edward D. Jones & Co., L.P. • Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation • Gary Goldberg & Company, Inc. • Hantz Financial Services, Inc. •  Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • National Planning Corporation • New England Securities Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securities America, Inc. • Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors, LLC • Wells Fargo Advisors Financial Network LLC •  Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2014 TCI paid approximately 28,300,000 various brokers and other financial intermediaries in connection with revenue sharing arrangements.

No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC. (4)
AB Balanced Wealth Strategy Portfolio - Class B(5)	AB Balanced Wealth Strategy Portfolio - Class B(5)	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B(6)	AB Growth and Income Portfolio – Class B(6)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST(2)
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Money Market - Service Class(3)	Transamerica Aegon Money Market VP – Service Class(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon Tactical Vanguard ETF - Balanced - Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Aegon Tactical Vanguard ETF - Conservative - Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Aegon Tactical Vanguard ETF - Growth - Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA AB Dynamic Allocation - Service Class(7)	Transamerica AB Dynamic Allocation VP - Service Class(7)	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA American Funds Managed Risk - Balanced - Service Class(8)	Transamerica American Funds Managed Risk VP - Service Class(8)	Milliman Financial Risk Management LLC(8)
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA Vanguard ETF - Balanced - Service Class	Transamerica Vanguard ETF Portfolio - Balanced VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.
TA Vanguard ETF - Conservative - Service Class	Transamerica Vanguard ETF Portfolio - Conservative VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Vanguard ETF - Growth - Service Class	Transamerica Vanguard ETF Portfolio - Growth VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica Aegon Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(5)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(6)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(7)	Transamerica AllianceBernstein Dynamic Allocation VP will be renamed Transamerica AB Dynamic Allocation VP effective May 1, 2015.
(8)	Transamerica American Funds Managed Risk subadvised by Milliman Financial Risk Management LLC will be available on or about May, 2015
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital growth.
JANUS ASPEN SERIES
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
The following subaccounts will be closed to new investments on May 1, 2006:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Mid Cap Value Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Long-term capital growth.
Effective the close of business on April 29, 2011, the following subaccount will be closed to new investments. If any such owner surrender all of his or her money from this subaccount after April 29, 2011, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AB VARIABLE PRODUCTS SERIES FUND, INC. (1)
AB Large Cap Growth Portfolio – Class B(2)	AB Large Cap Growth Portfolio – Class B(2)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1	J.P. Morgan Investment Management Inc.
Investment Objective: High total return from a portfolio of selected equity securities.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares	Janus Aspen – Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total Return.
(1)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(2)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4(3)	Franklin Founding Funds Allocation VIP Fund - Class 4(3)	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.
Effective open of business on October 24, 2014, the following subaccount was closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust International Equity Portfolio–Class 1	JPMorgan Insurance Trust International Equity Portfolio–Class 1	J.P. Morgan Investment Management Inc.
Investment Objective: High total return consisting of capital growth and current income from a portfolio of equity securities of foreign companies.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	√	√	√			√
Fidelity VIP Balanced Portfolio - Service Class 2
GE Investments Total Return Fund - Class 3
TA Aegon Money Market - Service Class	√	√	√			√
TA Aegon Tactical Vanguard ETF - Balanced - Service Class(1)	√	√			√
TA Aegon Tactical Vanguard ETF - Conservative - Service Class(1)	√	√	√			√
TA Aegon Tactical Vanguard ETF - Growth - Service Class(1)				√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA AB Dynamic Allocation - Service Class	√					√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√			√
TA Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA Asset Allocation - Moderate - Service Class(1)	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(1)				√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)				√
TA BlackRock Tactical Allocation - Service Class(1)					√
TA International Moderate Growth - Service Class(1)				√
TA JPMorgan Core Bond - Service Class	√	√	√			√
TA JPMorgan Tactical Allocation - Service Class	√	√	√			√
TA Janus Balanced - Service Class				√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)				√
TA Market Participation Strategy - Service Class	√	√			√
TA PIMCO Tactical - Balanced - Service Class(1)		√			√
TA PIMCO Tactical - Conservative - Service Class(1)		√	√			√
TA PIMCO Tactical - Growth - Service Class(1)				√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√
TA Vanguard ETF - Balanced - Service Class(1)	√	√	√		√
TA Vanguard ETF - Conservative - Service Class(1)	√	√	√			√
TA Vanguard ETF - Growth - Service Class(1)				√
Fixed Account	√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal

Designated Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2014. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2)(4) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	3,538.984 91,188.299 93,802.043 93,658.953 86,739.913 0.000 0.000
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182 $1.406638 $1.367752 $1.191917 $1.161704	$1.809473 $1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182 $1.406638 $1.367752 $1.191917	3,386.456 6,279.111 3,892.376 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784 $1.317769 $1.182605 $1.213383 $1.077097	$1.827174 $1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784 $1.317769 $1.182605 $1.213383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	0.000 24,321.799 26,026.316 27,923.078 29,779.724 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.598004 $1.255886 $1.089385 $1.163617 $1.002501 $0.986472	$1.695826 $1.598004 $1.255886 $1.089385 $1.163617 $1.002501	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.581843 $1.211549 $1.054579 $1.098363 $1.007891 $0.986794	$1.711555 $1.581843 $1.211549 $1.054579 $1.098363 $1.007891	7,688.185 7,832.891 8,376.241 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.186220 $0.997163 $0.864835 $1.027799 $0.980022 $0.982903	$1.129331 $1.186220 $0.997163 $0.864835 $1.027799 $0.980022	6,154.761 9,257.421 5,210.222 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	25,070.967 25,296.682 28,406.284 16,986.197 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209 $1.683422 $1.463244 $1.338666 $1.169932	$2.203499 $2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209 $1.683422 $1.463244 $1.338666	191.729 6,179.438 2,750.471 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072 $1.419332 $1.428992 $1.214705 $1.172981	$1.728818 $1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072 $1.419332 $1.428992 $1.214705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861 $1.389096 $1.118214 $1.069657 $1.033578	$1.749616 $1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861 $1.389096 $1.118214 $1.069657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551 $1.886714 $1.667885 $1.512707 $1.306694	$2.631119 $2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551 $1.886714 $1.667885 $1.512707	5,721.108 5,935.399 5,591.043 5,670.093 0.000 0.000 0.000 8,287.007 9,173.740 10,765.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565 $1.338639 $1.294450 $1.137526 $1.132172	$1.812350 $1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565 $1.338639 $1.294450 $1.137526	3,290.101 6,088.245 3,794.652 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	60,659.375 125,904.666 128,639.806 112,352.545 62,123.890 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079 $0.966884 $1.000000	$1.247831 $1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079 $0.966884	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743 $0.960957 $1.000000	$1.149210 $1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743 $0.960957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 24,484.024 26,199.903 28,109.295 29,978.366 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.317048 $0.960487 $1.000000	$1.397377 $1.317048 $0.960487	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.351981 $1.034230 $0.896259 $0.945817 $0.901634 $0.622187 $1.318999 $1.326766 $1.197589 $1.158020	$1.410795 $1.351981 $1.034230 $0.896259 $0.945817 $0.901634 $0.622187 $1.318999 $1.326766 $1.197589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780 $1.766658 $1.479596 $1.331249 $1.211421	$2.678229 $2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780 $1.766658 $1.479596 $1.331249	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211 $1.387768 $1.293832 $1.118394 $1.080016	$1.502765 $1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211 $1.387768 $1.293832 $1.118394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.182609 $1.223657 $1.184497 $1.123744 $1.048790 $1.000000	$1.217038 $1.182609 $1.223657 $1.184497 $1.123744 $1.048790	11,734.527 20,631.792 21,328.188 22,589.032 10,038.992 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394 $1.398877 $1.392154 $1.214669 $1.133828	$2.747131 $2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394 $1.398877 $1.392154 $1.214669	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937 $1.280136 $1.383688 $1.226543 $1.209086	$2.703704 $2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937 $1.280136 $1.383688 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.225821 $1.665888 $1.443770 $1.499877 $1.346326 $1.000000	$2.486768 $2.225821 $1.665888 $1.443770 $1.499877 $1.346326	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533 $1.172551 $1.169232 $1.055494 $1.024468	$1.939224 $2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533 $1.172551 $1.169232 $1.055494	6,719.014 6,806.752 6,898.022 6,995.544 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702 $1.278035 $1.253760 $1.145035 $1.137739	$1.620880 $1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702 $1.278035 $1.253760 $1.145035	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,584.336 10,609.885 12,450.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897 $1.065218 $1.000000	$0.951558 $1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897 $1.065218	11,555.498 11,706.398 11,863.378 12,031.099 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225 $1.194463 $1.197194 $1.103340 $1.108153	$1.727453 $1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225 $1.194463 $1.197194 $1.103340	6,585.196 6,919.140 6,160.686 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.045100 $1.017104 $0.992507 $0.985904	$0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.045100 $1.017104 $0.992507	0.000 8,289.252 0.000 0.000 0.000 42,204.858 0.000 0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.108615 $1.017170 $0.957650 $1.000000	$1.126738 $1.108615 $1.017170 $0.957650	0.000 0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.075010 $1.023603 $0.977398 $1.000000	$1.092476 $1.075010 $1.023603 $0.977398	0.000 4,735.874 5,029.361 5,629.584
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.140580 $0.998067 $0.917169 $1.000000	$1.154841 $1.140580 $0.998067 $0.917169	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.069229 $1.030596 $1.019453 $1.019091	$1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.069229 $1.030596 $1.019453	242.531 144,805.247 153,260.851 144,687.261 52,988.475 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550 $1.049354 $1.011446 $1.000508 $1.000000	$1.224859 $1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550 $1.049354 $1.011446 $1.000508	0.000 0.000 0.000 152,734.839 19,265.982 16,880.523 17,260.743 11,586.093 0.000 0.000
TA AB Dynamic Allocation - Service Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361 $1.445762 $1.246196 $1.148149 $1.130446	$1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361 $1.445762 $1.246196 $1.148149	13,724.759 13,910.191 14,091.302 14,270.588 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.270830 $1.220709 $1.140199 $1.106919	$1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.270830 $1.220709 $1.140199	0.000 73,284.102 162,420.178 164,678.366 150,794.422 54,299.373 44,922.259 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932 $1.531534 $1.452146 $1.284181 $1.169683	$1.642406 $1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932 $1.531534 $1.452146 $1.284181	0.000 0.000 0.000 0.000 38,009.732 42,486.153 18,371.575 23,628.526 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.365998 $1.292796 $1.185058 $1.127695	$1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.365998 $1.292796 $1.185058	0.000 50,240.123 62,478.487 63,312.914 64,160.781 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.461051 $1.385012 $1.243584 $1.155592	$1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.461051 $1.385012 $1.243584	60,566.235 249,933.466 304,277.903 307,612.652 297,461.650 102,633.990 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816 $1.665113 $1.627009 $1.422266 $1.252828	$1.995125 $1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816 $1.665113 $1.627009 $1.422266	3,053.094 3,388.059 3,486.183 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.469571 $1.310548 $1.216212 $1.290476 $1.199639 $1.000000	$1.465347 $1.469571 $1.310548 $1.216212 $1.290476 $1.199639	4,121.187 332,256.084 330,005.978 332,499.643 294,340.528 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.588807 $1.441794 $1.336248 $1.313094 $1.203393 $1.000000	$1.637430 $1.588807 $1.441794 $1.336248 $1.313094 $1.203393	20,745.602 91,209.474 126,364.029 128,893.736 131,379.414 54,646.502
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342 $1.970525 $2.158253 $1.550371 $1.396448	$2.094766 $1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342 $1.970525 $2.158253 $1.550371	3,017.380 5,202.470 5,306.235 0.000 0.000 0.000 0.000 7,643.908 8,461.833 9,929.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585 $1.027743 $1.000000	$1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585 $1.027743	113,178.324 122,144.107 126,504.193 87,633.339 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.122920 $0.961881 $0.871759 $0.996461 $0.985328 $0.986563	$1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328	5,017.854 5,359.618 5,174.394 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098 $1.331150 $1.219689 $1.223828 $1.099019	$1.988569 $1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098 $1.331150 $1.219689 $1.223828	0.000 2,820.764 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.026609 $1.069403 $1.040878 $1.000000	$1.058348 $1.026609 $1.069403 $1.040878	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552 $1.340681 $1.310582 $1.162163 $1.148055	$1.908778 $1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552 $1.340681 $1.310582 $1.162163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.881360 $1.458956 $1.237180 $1.239808 $1.029113 $0.985146	$2.121951 $1.881360 $1.458956 $1.237180 $1.239808 $1.029113	2,946.042 5,839.857 3,447.755 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.080073 $1.045796 $0.992199 $1.000000	$1.125953 $1.080073 $1.045796 $0.992199	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.079194 $1.005932 $1.000000	$1.148341 $1.079194 $1.005932	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.135095 $1.000988 $1.000000	$1.204448 $1.135095 $1.000988	0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.108196 $0.988494 $1.000000	$1.174447 $1.108196 $0.988494	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424 $1.696321 $1.588686 $1.317598 $1.194818	$1.698002 $1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424 $1.696321 $1.588686 $1.317598	199.307 2,563.603 2,863.054 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287 $1.314715 $1.330325 $1.146477 $1.125917	$2.001764 $1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287 $1.314715 $1.330325 $1.146477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036 $1.410653 $1.176644 $1.094577 $1.039809	$1.978887 $2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036 $1.410653 $1.176644 $1.094577	2,939.409 3,049.765 3,450.833 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.406565 $1.264951 $1.185899 $1.121594	$1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.406565 $1.264951 $1.185899	7,889.079 59,343.971 59,312.336 59,854.874 38,448.716 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.994519 $0.906509 $0.915280 $0.966004 $1.020140 $0.998150	$1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.940789 $0.886809 $0.890613 $0.981138 $1.021887 $0.997257	$1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887	12,991.755 12,492.313 11,198.374 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.975275 $0.851234 $0.861968 $0.994228 $1.020807 $0.996388	$1.017782 $0.975275 $0.851234 $0.861968 $0.994228 $1.020807	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.127650 $1.056730 $1.036872 $1.035977	$1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.127650 $1.056730 $1.036872	0.000 119,203.451 127,819.377 155,116.493 156,314.431 24,754.124 24,872.578 10,400.853 11,513.763 13,510.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$0.983501 $1.108541 $1.063308 $1.000000	$0.997270 $0.983501 $1.108541 $1.063308	0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.117844 $0.218874 $0.316248 $0.402756 $0.560672 $1.000000	$0.086018 $0.117844 $0.218874 $0.316248 $0.402756 $0.560672	18,015.222 18,258.663 36,240.603 36,726.772 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706 $1.000000	$1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	0.000 1,459.799 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533 $1.289852 $1.203528 $1.187285 $1.096368	$2.376560 $2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533 $1.289852 $1.203528 $1.187285	5,685.229 7,647.904 6,317.016 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752 $1.416163 $1.325393 $1.227649 $1.146899	$2.046277 $1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752 $1.416163 $1.325393 $1.227649	0.000 2,695.482 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211 $1.897250 $1.678120 $1.388757 $1.246139	$1.604025 $1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211 $1.897250 $1.678120 $1.388757	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	12,372.117 24,874.545 33,743.660 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	265,487.226 290,777.124 285,710.378 334,778.803 211,458.931 213,030.401 110,268.010
TA WMC US Growth - Service Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034 $1.627255 $1.429765 $1.344838 $1.179060	$1.839496 $1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034 $1.627255 $1.429765 $1.344838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234 $1.000000	$1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234	0.000 0.000 702.797 705.668 3,559.318 3,582.663 3,607.264 6,882.984 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701 $0.864830 $1.000000	$1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701 $0.864830	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996 $1.000000	$2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996	47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 54,756.448 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753 $1.000000	$1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753	0.000 0.000 615.110 617.617 620,489 623.339 626.617 3,470.643 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834 $1.000000	$1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 3, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922 $0.949257	$1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176 $1.000000	$3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176	45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 48,791.087 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841 $1.000000	$2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.332374 $0.964999 $1.000000	$1.423414 $1.332374 $0.964999	0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065 $1.000000	$1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065	191.684 217.816 245.245 278.543 2,639.707 2,658.315 2,677.626 2,701.878 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132 $1.000000	$2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605 $1.000000	$1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131 $1.112886	$2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131	0.000 0.000 0.000 0.000 0.000 0.000 3,730.542 3,737.995 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.221478 $1.255193 $1.206639 $1.136914 $1.053799 $1.000000	$1.265725 $1.221478 $1.255193 $1.206639 $1.136914 $1.053799	0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.513045 $1.923222 $1.617737 $1.603270 $1.352727 $1.000000	$2.856976 $2.513045 $1.923222 $1.617737 $1.603270 $1.314897	40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.597484 $1.848221 $1.563096 $1.661890 $1.323602 $1.000000	$2.811570 $2.597484 $1.848221 $1.563096 $1.661890 $1.323602	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.298955 $1.708802 $1.470738 $1.517421 $1.352727 $1.000000	$2.586224 $2.298955 $1.708802 $1.470738 $1.517421 $1.352727	0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810 $1.000000	$2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929 $1.000000	$1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150 $1.000000	$2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150	2,293.526 2,297.165 2,892.387 2,899.536 2,908.337 2,916.915 2,926.523 5,667.223 0.000 0.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274 $1.000000	$1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274	0.000 0.000 0.000 0.000 0.000 0.000 3,788.167 3,795.746 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738 $1.000000	$1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738	0.000 0.000 0.000 0.000 0.000 0.000 3,812.614 3,820.239 0.000 0.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720 $1.000000	$1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011 $1.000000	$1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034 $1.000000	$1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752 $1.000000	$1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492 $1.000000	$1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492	123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411 $1.000000	$2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411	73,974.715 65,978.799 123,031.045 124,434.965 130,015.266 32,160.498 6,038.582 6,047.242 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653 $1.000000	$2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653	831.125 8,217.075 8,513.688 8,521.669 8,530.602 8,540.821 8,552.397 8,561.451 13,660.636 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997 $1.000000	$1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997	26,824.695 63,205.499 75,333.625 92,571.438 105,020.891 15,699.102 15,736.073 22,742.331 29,119.158 24,001.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422 $1.000000	$1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422	30,621.235 31,578.223 33,365.353 49,287.001 50,621.823 80,871.006 94,033.501 116,932.845 82,592.509 49,854.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666 $1.000000	$1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511 $1.000000	$1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974 $1.000000	$1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974	2,058.497 2,061.763 2,065.319 2,069.565 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342 $1.000000	$2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214 $1.000000	$1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214	0.000 0.000 532.769 534.941 537.431 539.902 542.739 10,129.876 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656 $1.000000	$3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656	97,754.194 98,024.589 119,120.721 119,310.291 120,121.218 120,164.570 130,365.563 133,419.182 55,649.194 21,203.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689 $1.000000	$2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722 $1.000000	$2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722	3,228.521 3,228.521 17,098.019 17,098.019 17,098.019 17,098.019 17,098.019 17,098.019 29,525.647 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322 $1.000000	$1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322	8,668.770 8,673.518 19,432.569 19,539.735 20,020.076 20,037.173 29,379.807 29,417.215 42,488.649 29,073.000
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396 $1.000000	$1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396	31,598.765 120,952.218 140,982.344 162,894.230 130,185.492 146,106.331 159,591.103 197,099.338 124,662.002 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(5)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(6)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
(7)	Effective May 1, 2015, TA AllianceBernstein Dynamic Allocation was renamed TA AB Dynamic Allocation.
(8)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(9)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio - Growth.
(10)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA American Funds Managed Risk – Balanced had not commenced operation as of December 31, 2014, therefore, comparable data is not available.

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV211 101 65 189	May 1995
	AV343 101 90 396	January 1997
	AV806 101 158 102 (Landmark 2002, Landmark 2002 Revised and Landmark 2008)	May 2002
Policy Endorsement Form Number	AE 877 695	May 1996
	AE 847 394 and AE 1138 1199	November 1999
	AE 1261 705	May 2006

Product Feature	Landmark NY 96 & Prior Form Numbers: AV211 101 65 189 AE 877 695	Landmark NY 97 Form Numbers: AV343 101 90 396 AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (Endorsement AE 877 695). Available if owner and annuitant are age 80 or younger.	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger.
Option B is available if owner and annuitant are age 90 or younger.
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value and (b) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	• 1.40% for Return of Premium (Years 1-7) • 1.25% for Return of Premium (Years 8+) • 1.55% for Annual Step-Up (Years 1-7) • 1.40% for Annual Step-Up (Years 8+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	N/A	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)
Fund Facilitation Fee	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 year guaranteed period available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Premium EnhancementSM	No	No
Liquidity (L-Share) Optional Rider	No	No
Optional Riders	No	• 5 for LifeSM 2005
• 5 for LifeSM Growth w/Death Benefit
• 5 for LifeSM with Growth
• Family Income Protector
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Managed Annuity Program
• Managed Annuity Program II
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003

POLICY VARIATIONS — (Continued)
Product Feature	Landmark NY 96 & Prior Form Numbers: AV211 101 65 189 AE 877 695	Landmark NY 97 Form Numbers: AV343 101 90 396 AE 1138 1199
Asset Rebalancing	N/A	Yes
Dollar Cost Averaging Fixed Account Option	Yes (Endorsement AE 847 394)	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.

Product Feature	Landmark NY 2002 Form Number: AV806 101 158 102	Landmark NY 2002 Revised Form Number: AV806 101 158 102	Landmark NY 2008 Form Number: AV806 101 158 102
Guaranteed Minimum Death Benefit Option(s)	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger.
Option B is available if owner and annuitant are age 90 or younger.	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger.
Option B is available if owner and annuitant are age 90 or younger.	A. Annual Step-Up Death Benefit
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. For riders issued on or after December 12, 2011.
Option B is available is owner and annuitant are age 86 or younger. For riders issued prior to December 12, 2011. Option B is available if owner and annuitant are age 90 or younger.
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.30% for Return of Premium
• 1.75% for Return of Premium with Premium EnhancementSM Rider (Years 1-9)
• 1.30% for Return of Premium with Premium EnhancementSM Rider (Years 10+)
• 1.45% for Annual Step-Up
• 1.90% for Annual Step-Up with Premium EnhancementSM Rider (Years 1-9)
• 1.45% for Annual Step-Up with Premium EnhancementSM Rider (Years 10+)	• 1.30% for Return of Premium
• 1.75% for Return of Premium with Premium EnhancementSM Rider (Years 1-9)
• 1.30% for Return of Premium with Premium EnhancementSM Rider (Years 10+)
• 1.80% for Return of Premium with Liquidity Rider (Years 1-4)
• 1.30% for Return of Premium with Liquidity Rider (Years 5+)
• 1.45% for Annual Step-Up
• 1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)
• 1.45% for Annual Step-Up with Liquidity Rider (Years 5+)	• 1.30% for Return of Premium
• 1.80% for Return of Premium with Liquidity Rider (Years 1-4)
• 1.30% for Return of Premium with Liquidity Rider (Years 5+)
• 1.45% for Annual Step-Up
• 1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)
• 1.45% for Annual Step-Up with Liquidity Rider (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes –1.25%	Yes –1.25%	Yes –1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

POLICY VARIATIONS — (Continued)
Product Feature	Landmark NY 2002 Form Number: AV806 101 158 102	Landmark NY 2002 Revised Form Number: AV806 101 158 102	Landmark NY 2008 Form Number: AV806 101 158 102
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0
Premium EnhancementSM Optional Rider	Available	Available	Available
Liquidity (L-Share) Optional Rider	No	Available	Available
Optional Riders	• 5 for LifeSM Growth w/Death Benefit
• 5 for LifeSM with Growth
• 5 for LifeSM 2005
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Managed Annuity Program II
• Managed Annuity Program
• Family Income Protector
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Retirement Income Choice®
• Income SelectSM for Life
• 5 for LifeSM Growth w/Death Benefit
• 5 for LifeSM with Growth
• 5 for LifeSM 2005
• Retirement Income Max®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Managed Annuity Program
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Retirement Income Max®
• Retirement Income Choice® 1.6
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.2
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice®
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer Rider 2003
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.
Benefit:

Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after
May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Benefit:

Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
For riders issued on or after
May 1, 2014................................................5.5%
For riders issued prior to
May 1, 2014................................................5.0%
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.
Current Charge:

Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after
December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%
Current Charge:

(1) for Base Benefit only— (single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after
May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.
Withdrawal Percentages (Single Life):

For riders issued on or after December 12, 2011.
0-58..................................................................0.0%
59-64................................................................4.3%
65-79................................................................5.3%
80+...................................................................6.3%
For riders issued prior to December 12, 2011.

0-58..................................................................0.0%
59-64................................................................4.5%
65-74................................................................5.5%
75+...................................................................6.5%
Withdrawal Percentages (Single Life):

0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64................................................................4.0%
65-79................................................................5.0%
80+...................................................................6.0%
For riders issued between December 12, 2011 and April 30, 2014
0-58..................................................................0.0%
59-64................................................................3.8%
65-79................................................................4.8%
80+...................................................................5.8%
For riders issued prior to December 12, 2011.
0-58..................................................................0.0%
59-64................................................................4.1%
65-74................................................................5.1%
75+...................................................................6.1%
Withdrawal Percentages (Joint Life):

For riders issued on or after May 1, 2014
0-58..................................................................0.0%
59-64..............................................................3.75%
65-79..............................................................4.75%
80+.................................................................5.75%
For riders issued prior to May 1, 2014
0-58..................................................................0.0%
59-64................................................................3.5%
65-79................................................................4.5%
80+...................................................................5.5%

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
GLWB	Guaranteed Living Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal Solution
ISFL	Income Select For Life
MAWA	Maximum Annual Withdrawal Amount
Abbreviation	Definition
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WD	Withdrawal
WB	Withdrawal Base
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Purpose of Rider	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age is not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Base Benefit and Optional Fees at issue	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Percentage of the TWB. Additional option fees would be added to the base.

Single Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee.......................N/A
DB Fee......................................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
		• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Exercising Rider	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Income Benefit or Other Benefit Payout Considerations	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.

The income benefit percentage is determined by the annuitant's age at the time of the first withdrawal taken on or after January 1st following the annuitant's 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%
 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's age increases.
Rider Upgrade	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]	Income SelectSM for Life[3]
Rider Form Number[1]	RGMB 9 0305	RGMB 14 0905 (NY - Growth Only) RGMB 15 0905 (NY - Growth and Death)	RGMB 18 0106 (NY)
Rider Termination	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least age 55, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of WB. Additional option fees would be added to the base. Single Life (prior to 11/4/13) Base Fee.....................................0.60% DB Fee......................................0.25%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant, this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to make payments under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Balanced
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon Tactical Vanguard ETF - Growth
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF Index - Balanced
TA Vanguard ETF Index - Conservative
TA Vanguard ETF Index - Growth
Fixed Account GPOs or DCA Accounts

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
The percentage is determined by the attained age of the annuitant at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Automatic Step-Up Benefit	N/A	N/A	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 3 0803	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the annuitant's2 death
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.25%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee..........................................................0.90%
DB Fee...........................................................0.20%
(11/10/08 - 1/18/09)
Base Fee..........................................................0.75%
DB Fee...........................................................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees:
(2/21/11 - 11/3/13)
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
Base Benefit Fees:
(9/21/09 - 2/20/11)
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Balanced
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon Tactical Vanguard ETF - Growth
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF Index - Balanced
TA Vanguard ETF Index - Conservative
TA Vanguard ETF Index - Growth
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Tactical Vanguard ETF - Growth
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF – Balanced
TA American Funds Managed Risk - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account.
Allocation Methods	N/A	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
Age 1st WDJoint Life WD%
 71-79........................................................5.5%
 80+...........................................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 75 + ..........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 75 + .........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within 30 day window following each successive rider anniversary.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the annuitant's2 death.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
	DB Joint Life..................................................0.20%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• Fee is deducted from variable subaccounts only.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Designated Funds Available - Policyholders who add this rider may only invest in these investment options. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds – Asset Allocation Fund
Fidelity VIP Balanced Fund
GE Total Return Fund
TA Aegon Tactical Vanguard ETF - Growth
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA PIMCO Tactical - Growth
TA Vanguard ETF - Growth
Designated Allocation Group B
TA Aegon Tactical Vanguard ETF – Balanced
TA American Funds Managed Risk - Balanced
TA Asset Allocation – Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA Vanguard ETF - Balanced
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA Vanguard ETF - Conservative
Fixed Account	American Funds Bond Fund
TA Aegon Money Market
TA Aegon Tactical Vanguard ETF - Conservative
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA PIMCO Tactical Balanced
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA Vanguard ETF - Conservative
Fixed Account
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policy holder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Surrenders - Income Link Rider” appendices for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 80 + ..........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 80 + .........................................................5.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1 The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the larges policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
	Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)	RGMB 39 0110 (IS)(NY) RGMB 39 0110 (IJ)(NY)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA BNY

Supplement Dated May 1, 2015

to the

Prospectus dated May 1, 2015

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2015

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE FINANCIAL INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated May 1, 2015

to the

Prospectus dated May 1, 2015

This Rate Sheet Prospectus Supplement (this “supplement”) should be read and retained with the prospectus for the Transamerica LandmarkSM NY Variable Annuity. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Max®. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective Transamerica LandmarkSM NY Variable Annuity prospectus.

The rates below apply for applications signed between May 1, 2015 and June 30, 2015. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after June 30, 2015. It is also possible for a new Rate Sheet Prospectus Supplement to be filed prior to June 30, 2015, which would supersede this supplement. We are under no obligation to notify you that this Rate Sheet Prospectus Supplement is no longer in effect. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.80%
65-79	5.20%	4.80%
≥ 80	6.20%	5.80%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above or earlier if a new Rate Sheet Prospectus Supplement is filed prior to the end of the period discussed above since that new Rate Sheet Prospectus Supplement would supersede this supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA BNY
Offered by
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2015, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2015

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GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
Administrative Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
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premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2020. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must
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begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
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Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
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Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.0000353875.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.0000353875 = Z = 1.0148768932
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
7

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
8

expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
9

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
10

ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2014, 2013 and 2012 the amounts paid to TCI in connection with all policies sold through the separate account were $3,131,556, $11,441,276 and $17,112,342, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
11

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA BNY, at December 31, 2014 disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company at December 31, 2014, appearing herein, have been audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.
The statements of operations and changes in net assets of the Separate Account VA BNY, at December 31, 2013 and for the periods December 31, 2013 and before disclosed in the financial statements, and the statutory-basis balance sheets of Transamerica Financial Life Insurance Company at December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the two years in the period ended, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
12

OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica LandmarkSM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2014.
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2)(4) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	3,538.984 91,188.299 93,802.043 93,658.953 86,739.913 0.000 0.000
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182 $1.406638 $1.367752 $1.191917 $1.161704	$1.809473 $1.687933 $1.278544 $1.111871 $1.068636 $0.965842 $0.818182 $1.406638 $1.367752 $1.191917	3,386.456 6,279.111 3,892.376 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784 $1.317769 $1.182605 $1.213383 $1.077097	$1.827174 $1.636330 $1.217695 $1.063874 $1.126873 $1.045995 $0.777784 $1.317769 $1.182605 $1.213383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	0.000 24,321.799 26,026.316 27,923.078 29,779.724 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.598004 $1.255886 $1.089385 $1.163617 $1.002501 $0.986472	$1.695826 $1.598004 $1.255886 $1.089385 $1.163617 $1.002501	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.581843 $1.211549 $1.054579 $1.098363 $1.007891 $0.986794	$1.711555 $1.581843 $1.211549 $1.054579 $1.098363 $1.007891	7,688.185 7,832.891 8,376.241 0.000 0.000 0.000
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CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.186220 $0.997163 $0.864835 $1.027799 $0.980022 $0.982903	$1.129331 $1.186220 $0.997163 $0.864835 $1.027799 $0.980022	6,154.761 9,257.421 5,210.222 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	25,070.967 25,296.682 28,406.284 16,986.197 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209 $1.683422 $1.463244 $1.338666 $1.169932	$2.203499 $2.011980 $1.566364 $1.375111 $1.442017 $1.257299 $0.946209 $1.683422 $1.463244 $1.338666	191.729 6,179.438 2,750.471 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072 $1.419332 $1.428992 $1.214705 $1.172981	$1.728818 $1.624757 $1.295830 $1.128715 $1.143202 $1.014193 $0.796072 $1.419332 $1.428992 $1.214705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861 $1.389096 $1.118214 $1.069657 $1.033578	$1.749616 $1.606775 $1.204472 $1.073467 $1.094709 $0.901030 $0.717861 $1.389096 $1.118214 $1.069657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551 $1.886714 $1.667885 $1.512707 $1.306694	$2.631119 $2.529841 $1.898249 $1.689437 $1.932005 $1.531940 $1.117551 $1.886714 $1.667885 $1.512707	5,721.108 5,935.399 5,591.043 5,670.093 0.000 0.000 0.000 8,287.007 9,173.740 10,765.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565 $1.338639 $1.294450 $1.137526 $1.132172	$1.812350 $1.734713 $1.358486 $1.090076 $1.221716 $0.985870 $0.639565 $1.338639 $1.294450 $1.137526	3,290.101 6,088.245 3,794.652 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	60,659.375 125,904.666 128,639.806 112,352.545 62,123.890 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079 $0.966884 $1.000000	$1.247831 $1.216035 $1.088054 $0.984774 $0.980561 $0.887236 $0.667079 $0.966884	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743 $0.960957 $1.000000	$1.149210 $1.093726 $0.869358 $0.775884 $0.799315 $0.732851 $0.592743 $0.960957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 24,484.024 26,199.903 28,109.295 29,978.366 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.317048 $0.960487 $1.000000	$1.397377 $1.317048 $0.960487	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.351981 $1.034230 $0.896259 $0.945817 $0.901634 $0.622187 $1.318999 $1.326766 $1.197589 $1.158020	$1.410795 $1.351981 $1.034230 $0.896259 $0.945817 $0.901634 $0.622187 $1.318999 $1.326766 $1.197589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780 $1.766658 $1.479596 $1.331249 $1.211421	$2.678229 $2.432642 $1.878276 $1.637006 $1.696902 $1.378244 $0.972780 $1.766658 $1.479596 $1.331249	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211 $1.387768 $1.293832 $1.118394 $1.080016	$1.502765 $1.429410 $1.137815 $0.967884 $1.147206 $1.012439 $0.751211 $1.387768 $1.293832 $1.118394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.182609 $1.223657 $1.184497 $1.123744 $1.048790 $1.000000	$1.217038 $1.182609 $1.223657 $1.184497 $1.123744 $1.048790	11,734.527 20,631.792 21,328.188 22,589.032 10,038.992 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394 $1.398877 $1.392154 $1.214669 $1.133828	$2.747131 $2.433117 $1.874923 $1.588072 $1.584729 $1.308668 $0.916394 $1.398877 $1.392154 $1.214669	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937 $1.280136 $1.383688 $1.226543 $1.209086	$2.703704 $2.515107 $1.801968 $1.534555 $1.642812 $1.317442 $0.853937 $1.280136 $1.383688 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.225821 $1.665888 $1.443770 $1.499877 $1.346326 $1.000000	$2.486768 $2.225821 $1.665888 $1.443770 $1.499877 $1.346326	0.000 0.000 0.000 0.000 0.000 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533 $1.172551 $1.169232 $1.055494 $1.024468	$1.939224 $2.137223 $1.542916 $1.301232 $1.482104 $1.111499 $0.695533 $1.172551 $1.169232 $1.055494	6,719.014 6,806.752 6,898.022 6,995.544 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702 $1.278035 $1.253760 $1.145035 $1.137739	$1.620880 $1.526744 $1.310871 $1.204830 $1.209106 $1.124365 $0.973702 $1.278035 $1.253760 $1.145035	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,584.336 10,609.885 12,450.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897 $1.065218 $1.000000	$0.951558 $1.091633 $0.905025 $0.780461 $0.890358 $0.837316 $0.622897 $1.065218	11,555.498 11,706.398 11,863.378 12,031.099 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225 $1.194463 $1.197194 $1.103340 $1.108153	$1.727453 $1.699856 $1.629865 $1.419137 $1.383962 $1.257884 $0.873225 $1.194463 $1.197194 $1.103340	6,585.196 6,919.140 6,160.686 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.045100 $1.017104 $0.992507 $0.985904	$0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.045100 $1.017104 $0.992507	0.000 8,289.252 0.000 0.000 0.000 42,204.858 0.000 0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.108615 $1.017170 $0.957650 $1.000000	$1.126738 $1.108615 $1.017170 $0.957650	0.000 0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.075010 $1.023603 $0.977398 $1.000000	$1.092476 $1.075010 $1.023603 $0.977398	0.000 4,735.874 5,029.361 5,629.584
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.140580 $0.998067 $0.917169 $1.000000	$1.154841 $1.140580 $0.998067 $0.917169	0.000 0.000 0.000 0.000
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.069229 $1.030596 $1.019453 $1.019091	$1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.069229 $1.030596 $1.019453	242.531 144,805.247 153,260.851 144,687.261 52,988.475 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550 $1.049354 $1.011446 $1.000508 $1.000000	$1.224859 $1.195863 $1.250277 $1.215642 $1.155119 $1.129925 $1.105550 $1.049354 $1.011446 $1.000508	0.000 0.000 0.000 152,734.839 19,265.982 16,880.523 17,260.743 11,586.093 0.000 0.000
TA AB Dynamic Allocation - Service Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361 $1.445762 $1.246196 $1.148149 $1.130446	$1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.149363 $0.893361 $1.445762 $1.246196 $1.148149	13,724.759 13,910.191 14,091.302 14,270.588 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.270830 $1.220709 $1.140199 $1.106919	$1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.270830 $1.220709 $1.140199	0.000 73,284.102 162,420.178 164,678.366 150,794.422 54,299.373 44,922.259 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932 $1.531534 $1.452146 $1.284181 $1.169683	$1.642406 $1.634594 $1.318520 $1.196149 $1.293078 $1.149855 $0.904932 $1.531534 $1.452146 $1.284181	0.000 0.000 0.000 0.000 38,009.732 42,486.153 18,371.575 23,628.526 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.365998 $1.292796 $1.185058 $1.127695	$1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.365998 $1.292796 $1.185058	0.000 50,240.123 62,478.487 63,312.914 64,160.781 0.000 0.000 0.000 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.461051 $1.385012 $1.243584 $1.155592	$1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.461051 $1.385012 $1.243584	60,566.235 249,933.466 304,277.903 307,612.652 297,461.650 102,633.990 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816 $1.665113 $1.627009 $1.422266 $1.252828	$1.995125 $1.817133 $1.425843 $1.304201 $1.297697 $1.201068 $1.076816 $1.665113 $1.627009 $1.422266	3,053.094 3,388.059 3,486.183 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.469571 $1.310548 $1.216212 $1.290476 $1.199639 $1.000000	$1.465347 $1.469571 $1.310548 $1.216212 $1.290476 $1.199639	4,121.187 332,256.084 330,005.978 332,499.643 294,340.528 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.588807 $1.441794 $1.336248 $1.313094 $1.203393 $1.000000	$1.637430 $1.588807 $1.441794 $1.336248 $1.313094 $1.203393	20,745.602 91,209.474 126,364.029 128,893.736 131,379.414 54,646.502
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342 $1.970525 $2.158253 $1.550371 $1.396448	$2.094766 $1.885024 $1.853072 $1.511779 $1.639742 $1.449864 $1.111342 $1.970525 $2.158253 $1.550371	3,017.380 5,202.470 5,306.235 0.000 0.000 0.000 0.000 7,643.908 8,461.833 9,929.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585 $1.027743 $1.000000	$1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.093585 $1.027743	113,178.324 122,144.107 126,504.193 87,633.339 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.122920 $0.961881 $0.871759 $0.996461 $0.985328 $0.986563	$1.187688 $1.122920 $0.961881 $0.871759 $0.996461 $0.985328	5,017.854 5,359.618 5,174.394 0.000 0.000 0.000
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098 $1.331150 $1.219689 $1.223828 $1.099019	$1.988569 $1.846579 $1.371150 $1.211348 $1.244530 $1.133110 $0.821098 $1.331150 $1.219689 $1.223828	0.000 2,820.764 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.026609 $1.069403 $1.040878 $1.000000	$1.058348 $1.026609 $1.069403 $1.040878	0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552 $1.340681 $1.310582 $1.162163 $1.148055	$1.908778 $1.707477 $1.317418 $1.157027 $1.173977 $1.042079 $0.821552 $1.340681 $1.310582 $1.162163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.881360 $1.458956 $1.237180 $1.239808 $1.029113 $0.985146	$2.121951 $1.881360 $1.458956 $1.237180 $1.239808 $1.029113	2,946.042 5,839.857 3,447.755 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.080073 $1.045796 $0.992199 $1.000000	$1.125953 $1.080073 $1.045796 $0.992199	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.079194 $1.005932 $1.000000	$1.148341 $1.079194 $1.005932	0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.135095 $1.000988 $1.000000	$1.204448 $1.135095 $1.000988	0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.108196 $0.988494 $1.000000	$1.174447 $1.108196 $0.988494	0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424 $1.696321 $1.588686 $1.317598 $1.194818	$1.698002 $1.830133 $1.584316 $1.325453 $1.505048 $1.391018 $1.072424 $1.696321 $1.588686 $1.317598	199.307 2,563.603 2,863.054 0.000 0.000 0.000 0.000 0.000 0.000 0.000
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287 $1.314715 $1.330325 $1.146477 $1.125917	$2.001764 $1.929148 $1.329905 $1.177013 $1.276353 $1.023893 $0.818287 $1.314715 $1.330325 $1.146477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036 $1.410653 $1.176644 $1.094577 $1.039809	$1.978887 $2.022766 $1.485434 $1.392370 $1.524959 $1.163858 $0.741036 $1.410653 $1.176644 $1.094577	2,939.409 3,049.765 3,450.833 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.406565 $1.264951 $1.185899 $1.121594	$1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.406565 $1.264951 $1.185899	7,889.079 59,343.971 59,312.336 59,854.874 38,448.716 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.994519 $0.906509 $0.915280 $0.966004 $1.020140 $0.998150	$1.051894 $0.994519 $0.906509 $0.915280 $0.966004 $1.020140	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.940789 $0.886809 $0.890613 $0.981138 $1.021887 $0.997257	$1.003296 $0.940789 $0.886809 $0.890613 $0.981138 $1.021887	12,991.755 12,492.313 11,198.374 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.975275 $0.851234 $0.861968 $0.994228 $1.020807 $0.996388	$1.017782 $0.975275 $0.851234 $0.861968 $0.994228 $1.020807	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.127650 $1.056730 $1.036872 $1.035977	$1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.127650 $1.056730 $1.036872	0.000 119,203.451 127,819.377 155,116.493 156,314.431 24,754.124 24,872.578 10,400.853 11,513.763 13,510.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$0.983501 $1.108541 $1.063308 $1.000000	$0.997270 $0.983501 $1.108541 $1.063308	0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.117844 $0.218874 $0.316248 $0.402756 $0.560672 $1.000000	$0.086018 $0.117844 $0.218874 $0.316248 $0.402756 $0.560672	18,015.222 18,258.663 36,240.603 36,726.772 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706 $1.000000	$1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	0.000 1,459.799 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533 $1.289852 $1.203528 $1.187285 $1.096368	$2.376560 $2.280512 $1.617939 $1.429351 $1.435452 $1.091625 $0.804533 $1.289852 $1.203528 $1.187285	5,685.229 7,647.904 6,317.016 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752 $1.416163 $1.325393 $1.227649 $1.146899	$2.046277 $1.900898 $1.459209 $1.273531 $1.332071 $1.142407 $0.802752 $1.416163 $1.325393 $1.227649	0.000 2,695.482 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211 $1.897250 $1.678120 $1.388757 $1.246139	$1.604025 $1.728301 $1.420144 $1.243567 $1.483939 $1.398174 $1.134211 $1.897250 $1.678120 $1.388757	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	12,372.117 24,874.545 33,743.660 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	265,487.226 290,777.124 285,710.378 334,778.803 211,458.931 213,030.401 110,268.010
TA WMC US Growth - Service Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034 $1.627255 $1.429765 $1.344838 $1.179060	$1.839496 $1.692060 $1.305539 $1.179434 $1.251557 $1.086083 $0.859034 $1.627255 $1.429765 $1.344838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.566126 $1.185702 $1.030618 $0.990059 $0.894381 $0.757280 $1.301281 $1.264679 $1.101553 $1.073104	$1.679717 $1.566126 $1.185702 $1.030618 $0.990059 $0.894381 $0.757280 $1.301281 $1.264679 $1.101553	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.651371 $1.228287 $1.072590 $1.135547 $1.053528 $0.783000 $1.325949 $1.189361 $1.219723 $1.082194	$1.844872 $1.651371 $1.228287 $1.072590 $1.135547 $1.053528 $0.783000 $1.325949 $1.189361 $1.219723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.907926 $1.484625 $1.302716 $1.365436 $1.189940 $0.895086 $1.591676 $1.382814 $1.264460 $1.104549	$2.090570 $1.907926 $1.484625 $1.302716 $1.365436 $1.189940 $0.895086 $1.591676 $1.382814 $1.264460	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.513419 $1.206437 $1.050335 $1.063282 $0.942825 $0.739690 $1.318159 $1.326463 $1.126993 $1.087742	$1.611132 $1.513419 $1.206437 $1.050335 $1.063282 $0.942825 $0.739690 $1.318159 $1.326463 $1.126993	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.617290 $1.211762 $1.079429 $1.100249 $0.905148 $0.720777 $1.394028 $1.121625 $1.072393 $1.035711	$1.761924 $1.617290 $1.211762 $1.079429 $1.100249 $0.905148 $0.720777 $1.394028 $1.121625 $1.072393	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.353788 $1.765284 $1.570322 $1.794910 $1.422542 $1.037241 $1.750258 $1.546491 $1.401911 $1.210398	$2.449220 $2.353788 $1.765284 $1.570322 $1.794910 $1.422542 $1.037241 $1.750258 $1.546491 $1.401911	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.715242 $1.342577 $1.076785 $1.206226 $0.972878 $0.630826 $1.319683 $1.275487 $1.120314 $1.114498	$1.792886 $1.715242 $1.342577 $1.076785 $1.206226 $0.972878 $0.630826 $1.319683 $1.275487 $1.120314	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204 $1.000000	$1.252548 $1.220029 $1.091097 $0.987050 $0.982343 $0.888410 $0.667633 $0.967204	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.097335 $0.871800 $0.777669 $0.800752 $0.733813 $0.593231 $0.961270 $1.000000	$1.153566 $1.097335 $0.871800 $0.777669 $0.800752 $0.733813 $0.593231 $0.961270	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.318136 $0.960808 $1.000000	$1.399220 $1.318136 $0.960808	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.247193 $0.953601 $0.825981 $0.871220 $0.830120 $0.572555 $1.213190 $1.219737 $1.100437 $1.063559	$1.302088 $1.247193 $0.953601 $0.825981 $0.871220 $0.830120 $0.572555 $1.213190 $1.219737 $1.100437	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.308771 $1.781761 $1.552118 $1.608115 $1.305493 $0.920970 $1.671745 $1.399422 $1.258498 $1.144673	$2.543092 $2.308771 $1.781761 $1.552118 $1.608115 $1.305493 $0.920970 $1.671745 $1.399422 $1.258498	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.377225 $1.095735 $0.931631 $1.103694 $0.973553 $0.721987 $1.333109 $1.242261 $1.073285 $1.035933	$1.448602 $1.377225 $1.095735 $0.931631 $1.103694 $0.973553 $0.721987 $1.333109 $1.242261 $1.073285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.185368 $1.225911 $1.186080 $1.124689 $1.049149 $1.000000	$1.220473 $1.185368 $1.225911 $1.186080 $1.124689 $1.049149	0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.438743 $1.878337 $1.590173 $1.586048 $1.309119 $0.918491 $1.401392 $1.393966 $1.215651 $1.134193	$2.754818 $2.438743 $1.878337 $1.590173 $1.586048 $1.309119 $0.918491 $1.401392 $1.393966 $1.215651	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.520875 $1.805215 $1.536562 $1.644155 $1.317876 $0.855904 $1.282436 $1.385493 $1.227534 $1.209477	$2.711235 $2.520875 $1.805215 $1.536562 $1.644155 $1.317876 $0.855904 $1.282436 $1.385493 $1.227534	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.230969 $1.668912 $1.445674 $1.501118 $1.346781 $1.000000	$2.493724 $2.230969 $1.668912 $1.445674 $1.501118 $1.346781	0.000 0.000 0.000 0.000 0.000 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.199461 $1.587064 $1.337809 $1.523016 $1.141619 $0.714033 $1.203150 $1.199152 $1.081981 $1.049670	$1.996676 $2.199461 $1.587064 $1.337809 $1.523016 $1.141619 $0.714033 $1.203150 $1.199152 $1.081981	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.462548 $1.255141 $1.153045 $1.156584 $1.074995 $0.930491 $1.220721 $1.196943 $1.092621 $1.085134	$1.553489 $1.462548 $1.255141 $1.153045 $1.156584 $1.074995 $0.930491 $1.220721 $1.196943 $1.092621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.095225 $0.907552 $0.782256 $0.891954 $0.838401 $0.623405 $1.065568 $1.000000	$0.955149 $1.095225 $0.907552 $0.782256 $0.891954 $0.838401 $0.623405 $1.065568	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.702275 $1.627275 $1.412945 $1.374183 $1.245380 $0.861887 $1.174205 $1.174853 $1.078997 $1.079864	$1.736977 $1.702275 $1.627275 $1.412945 $1.374183 $1.245380 $0.861887 $1.174205 $1.174853 $1.078997	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.974910 $0.993385 $1.012315 $1.031445 $1.050989 $1.069561 $1.064476 $1.032870 $1.004899 $0.995247	$0.956778 $0.974910 $0.993385 $1.012315 $1.031445 $1.050989 $1.069561 $1.064476 $1.032870 $1.004899	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.256216 $1.309354 $1.269098 $1.201738 $1.172924 $1.144108 $1.082943 $1.040681 $1.026814 $1.023440	$1.290178 $1.256216 $1.309354 $1.269098 $1.201738 $1.172924 $1.144108 $1.082943 $1.040681 $1.026814	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.324176 $1.258898 $1.208709 $1.209684 $1.127870 $0.875335 $1.413097 $1.213879 $1.115338 $1.093986	$1.371728 $1.324176 $1.258898 $1.208709 $1.209684 $1.127870 $0.875335 $1.413097 $1.213879 $1.115338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.433642 $1.335765 $1.266764 $1.257388 $1.176212 $0.957123 $1.237499 $1.185457 $1.103671 $1.069178	$1.437701 $1.433642 $1.335765 $1.266764 $1.257388 $1.176212 $0.957123 $1.237499 $1.185457 $1.103671	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.592379 $1.279563 $1.158104 $1.247658 $1.105991 $0.868140 $1.465609 $1.386105 $1.221577 $1.108979	$1.605335 $1.592379 $1.279563 $1.158104 $1.247658 $1.105991 $0.868140 $1.465609 $1.386105 $1.221577	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.524587 $1.368767 $1.274630 $1.291223 $1.192058 $0.960978 $1.322762 $1.248690 $1.141339 $1.082397	$1.537543 $1.524587 $1.368767 $1.274630 $1.291223 $1.192058 $0.960978 $1.322762 $1.248690 $1.141339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.578980 $1.347748 $1.241339 $1.290847 $1.166847 $0.927774 $1.406185 $1.329219 $1.189798 $1.103022	$1.589393 $1.578980 $1.347748 $1.241339 $1.290847 $1.166847 $0.927774 $1.406185 $1.329219 $1.189798	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.712482 $1.339798 $1.222113 $1.212139 $1.118356 $0.999736 $1.541068 $1.500901 $1.308001 $1.149534	$1.885074 $1.712482 $1.339798 $1.222113 $1.212139 $1.118356 $0.999736 $1.541068 $1.500901 $1.308001	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.326463 $1.203137 $1.114507 $1.094669 $1.002721 $0.993353	$1.367729 $1.326463 $1.203137 $1.114507 $1.094669 $1.002721	0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.872974 $1.836994 $1.494631 $1.615669 $1.423342 $1.087102 $1.922690 $2.100255 $1.504164 $1.350665	$2.087369 $1.872974 $1.836994 $1.494631 $1.615669 $1.423342 $1.087102 $1.922690 $2.100255 $1.504164	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007	$1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494 $1.000000	$1.010717 $1.038111 $0.940599 $0.852193 $0.939130 $0.868064 $0.683958 $1.094494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.866791 $1.381424 $1.216037 $1.246939 $1.131826 $0.817946 $1.323255 $1.209298 $1.208492 $1.082175	$2.014409 $1.866791 $1.381424 $1.216037 $1.246939 $1.131826 $0.817946 $1.323255 $1.209298 $1.208492	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.663293 $1.278993 $1.120246 $1.133115 $1.002494 $0.788282 $1.282246 $1.250019 $1.104578 $1.087884	$1.863825 $1.663293 $1.278993 $1.120246 $1.133115 $1.002494 $0.788282 $1.282246 $1.250019 $1.104578	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.885143 $1.461173 $1.238471 $1.240489 $1.029171 $0.985147	$2.127265 $1.885143 $1.461173 $1.238471 $1.240489 $1.029171	0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.753219 $1.512828 $1.262086 $1.429834 $1.318581 $1.012667 $1.594820 $1.488998 $1.232818 $1.112988	$1.631493 $1.753219 $1.512828 $1.262086 $1.429834 $1.318581 $1.012667 $1.594820 $1.488998 $1.232818	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.871059 $1.286067 $1.134273 $1.227041 $0.981138 $0.781632 $1.251765 $1.262602 $1.085161 $1.062410	$1.946402 $1.871059 $1.286067 $1.134273 $1.227041 $0.981138 $0.781632 $1.251765 $1.262602 $1.085161	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.135567 $1.563954 $1.461141 $1.595944 $1.214505 $0.770786 $1.462488 $1.216346 $1.127686 $1.068405	$2.096046 $2.135567 $1.563954 $1.461141 $1.595944 $1.214505 $0.770786 $1.462488 $1.216346 $1.127686	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.819288 $1.569823 $1.421180 $1.391933 $1.142746 $0.921990 $1.389930 $1.246840 $1.164225 $1.098789	$1.978351 $1.819288 $1.569823 $1.421180 $1.391933 $1.142746 $0.921990 $1.389930 $1.246840 $1.164225	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.361729 $1.423868 $1.349205 $1.293668 $1.229770 $1.079956 $1.132137 $1.058986 $1.035454 $1.031061	$1.398796 $1.361729 $1.423868 $1.349205 $1.293668 $1.229770 $1.079956 $1.132137 $1.058986 $1.035454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.709306 $1.280359 $1.124434 $1.179470 $0.924159 $0.659011 $1.000000	$1.760188 $1.709306 $1.280359 $1.124434 $1.179470 $0.924159 $0.659011	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.261106 $1.599243 $1.408732 $1.411551 $1.069997 $0.786090 $1.256661 $1.168389 $1.149311 $1.058742	$2.364264 $2.261106 $1.599243 $1.408732 $1.411551 $1.069997 $0.786090 $1.256661 $1.168389 $1.149311	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.874769 $1.435281 $1.248772 $1.301966 $1.113259 $0.780148 $1.372709 $1.280496 $1.182560 $1.101276	$2.023706 $1.874769 $1.435281 $1.248772 $1.301966 $1.113259 $0.780148 $1.372709 $1.280496 $1.182560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.621974 $1.329207 $1.160234 $1.379439 $1.295754 $1.048880 $1.747476 $1.540478 $1.270912 $1.138045	$1.509188 $1.621974 $1.329207 $1.160234 $1.379439 $1.295754 $1.048880 $1.747476 $1.540478 $1.270912	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.252782 $1.145615 $1.077062 $1.081625 $0.995710 $0.991632 $1.000000	$1.285348 $1.252782 $1.145615 $1.077062 $1.081625 $0.995710 $0.991632	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.197069 $1.135030 $1.084909 $1.071463 $0.997783 $0.999948	$1.236318 $1.197069 $1.135030 $1.084909 $1.071463 $0.997783	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.371431 $1.176523 $1.074814 $1.107753 $0.998903 $0.988763 $1.000000	$1.399310 $1.371431 $1.176523 $1.074814 $1.107753 $0.998903 $0.988763	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.635044 $1.257768 $1.132640 $1.198867 $1.036945 $0.817870 $1.543670 $1.352847 $1.267991 $1.108666	$1.782718 $1.635044 $1.257768 $1.132640 $1.198867 $1.036945 $0.817870 $1.543670 $1.352847 $1.267991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2)(4) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 0.000 0.000 0.000 0.000 0.000 0.000
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563 $1.145620 $1.114942	$1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563 $1.145620	0.000 0.000 0.000 0.000 0.000 0.000 0.000 80,008.702 114,733.846 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921 $1.136120 $1.007039	$1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921 $1.136120	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 0.000 6,865.081 6,979.194 10,434.275 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 0.000 4,804.398 4,892.850 8,107.345 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	0.000 0.000 0.000 0.000 0.000 0.000 0.000
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520 $1.405466 $1.226508	$2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520 $1.405466	0.000 9,245.340 12,872.600 12,639.268 15,287.010 0.000 11,792.054 75,334.230 93,033.244 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518 $1.181956 $1.139689	$1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518 $1.181956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459 $1.014833 $0.979170	$1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459 $1.014833	0.000 0.000 0.000 0.000 2,267.932 0.000 0.000 88,942.880 132,109.706 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851 $1.649015 $1.422355	$2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851 $1.649015	0.000 9,412.498 13,259.279 13,032.222 16,866.090 0.000 9,438.505 9,561.354 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144 $1.000000	$2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 0.000 0.000 0.000 0.000 0.000
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845 $1.000000	$1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845	0.000 18,061.826 24,998.379 26,530.607 6,276.971 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906 $1.000000	$1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906	0.000 11,968.363 18,164.420 18,775.404 20,894.275 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 0.000 0.000 2,137.541 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.320309 $0.961445 $1.000000	$1.402898 $1.320309 $0.961445	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907 $1.116640 $1.078165	$1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907 $1.116640	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205 $1.370267 $1.245100	$2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205 $1.370267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880 $1.007177 $0.971196	$1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880 $1.007177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.190827 $1.230348 $1.189196 $1.126546 $1.049852 $1.000000	$1.227295 $1.190827 $1.230348 $1.189196 $1.126546 $1.049852	0.000 0.000 0.000 0.000 0.000 0.000
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.449961 $1.885129 $1.594360 $1.588677 $1.309999 $0.922705 $1.406439 $1.397600 $1.217630 $1.134937	$2.770226 $2.449961 $1.885129 $1.594360 $1.588677 $1.309999 $0.922705 $1.406439 $1.397600 $1.217630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.532459 $1.811732 $1.540599 $1.646862 $1.318751 $0.859826 $1.287053 $1.389111 $1.229540 $1.210268	$2.726371 $2.532459 $1.811732 $1.540599 $1.646862 $1.318751 $0.859826 $1.287053 $1.389111 $1.229540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.241260 $1.674979 $1.449504 $1.503616 $1.347693 $1.000000	$2.507694 $2.241260 $1.674979 $1.449504 $1.503616 $1.347693	0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718 $1.051684 $1.019281	$1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718 $1.051684	0.000 18,366.257 20,155.555 21,728.683 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638 $1.146906 $1.137939	$1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638 $1.146906	0.000 0.000 0.000 0.000 0.000 0.000 0.000 80,776.439 114,530.230 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262 $1.000000	$0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262	0.000 41,044.926 44,156.389 46,289.508 12,156.956 0.000 0.000 0.000
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547 $1.161857 $1.165192	$1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547 $1.161857	7,381.152 7,485.439 7,589.566 7,692.841 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159 $0.989153 $0.981125	$0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159 $0.989153	0.000 67,159.084 0.000 0.000 0.000 27,385.566 0.000 408,387.813 0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.112966 $1.019665 $0.958587 $1.000000	$1.132814 $1.112966 $1.019665 $0.958587	72,664.859 69,828.598 24,264.226 0.000
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.079252 $1.026124 $0.978354 $1.000000	$1.098391 $1.079252 $1.026124 $0.978354	37,088.843 38,536.316 38,858.217 135,217.650
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.145081 $1.000532 $0.918066 $1.000000	$1.161109 $1.145081 $1.000532 $0.918066	10,765.494 29,138.111 34,873.081 34,711.078
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177 $1.006674 $1.004835	$1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177 $1.006674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 5, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.086102 $1.045316 $1.032494 $1.030604	$1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.086102 $1.045316 $1.032494	0.000 0.000 0.000 38,867.592 0.000 46,678.285 48,187.925 0.000 0.000 0.000
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351 $1.143552 $1.300420 $1.278480	$1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351 $1.143552 $1.300420	52,087.098 54,955.085 56,356.833 17,642.873 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273 $1.280824 $1.241621	$1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273 $1.280824	53,415.787 64,594.751 64,692.460 213,650.829 79,076.920 81,715.884 88,018.188 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.972381 $1.588650 $1.439076 $1.553108 $1.379306 $1.083908 $1.831726 $1.734202 $1.531359 $1.392775	$1.984722 $1.972381 $1.588650 $1.439076 $1.553108 $1.379306 $1.083908 $1.831726 $1.734202 $1.531359	0.000 0.000 0.000 0.000 1,506.701 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927 $1.351853 $1.284535	$1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927 $1.351853	153,539.927 408,293.621 377,369.934 194,716.173 198,632.131 73,818.240 54,706.145 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453 $1.442088 $1.338083	$1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453 $1.442088	241,194.473 241,529.265 29,673.491 161,433.028 188,685.356 180,698.024 186,495.810 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007 $1.655859 $1.456462	$2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007 $1.655859	0.000 0.000 0.000 0.000 0.000 14,246.549 0.000 0.000 0.000 0.000
37

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	19,193.706 19,400.615 30,612.259 174,536.512 175,101.153 19,041.512
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	8,172.203 8,497.690 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750 $1.831065 $1.646832	$2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750 $1.831065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754 $1.000000	$1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754	26,142.811 27,278.384 29,052.515 83,021.054 92,043.026 108,752.039 90,026.413 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	81,513.027 80,619.138 36,359.046 28,368.828 15,455.388 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758 $1.432514 $1.284548	$2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758 $1.432514	0.000 9,508.325 9,623.833 9,323.369 11,311.929 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.030658 $1.072035 $1.041900 $1.000000	$1.064092 $1.030658 $1.072035 $1.041900	8,950.233 47,721.877 47,484.237 42,010.765
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147 $1.338044 $1.319853	$2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147 $1.338044	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.084328 $1.048376 $0.993167 $1.000000	$1.132050 $1.084328 $1.048376 $0.993167	174,908.285 149,838.324 89,916.823 25,286.927
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.081846 $1.006923 $1.000000	$1.152857 $1.081846 $1.006923	5,317.026 5,391.183 5,465.554
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.137899 $1.001982 $1.000000	$1.209192 $1.137899 $1.001982	5,572.716 5,966.343 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.110286 $0.988910 $1.000000	$1.178397 $1.110286 $0.988910	11,462.445 12,318.541 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035 $1.552796 $1.406046	$2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035 $1.552796	0.000 0.000 0.000 0.000 0.000 0.000 1,535.846 56,772.423 81,888.783 1,552.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131 $1.389017 $1.362113	$2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131 $1.389017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249 $1.314576 $1.246984	$2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249 $1.314576	0.000 40,872.221 40,853.816 44,023.619 0.000 0.000 0.000 67,463.513 98,505.413 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408 $1.264158 $1.193854	$2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408 $1.264158	0.000 0.000 53,263.769 55,749.167 41,319.041 33,578.778 0.000 0.000 0.000 0.000
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	104,546.562 75,076.108 2,953.291 2,962.518 32,752.081 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	13,124.203 13,852.522 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081 $1.034705 $1.032300	$1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081 $1.034705	75,978.356 78,598.868 90,765.006 61,605.148 16,775.286 16,823.829 7,759.839 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$0.987371 $1.111260 $1.064340 $1.000000	$1.002677 $0.987371 $1.111260 $1.064340	26,560.325 27,233.732 27,484.421 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	19,100.030 19,369.819 133,456.555 146,526.287 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	0.000 0.000 0.000 0.000 2,091.065 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665 $1.559996 $1.438430	$3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665 $1.559996	0.000 8,239.324 12,805.127 12,615.304 15,244.541 0.000 989.332 992.602 995.785 999.445
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367 $1.360851 $1.269474	$2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367 $1.360851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367 $1.662924 $1.489961	$1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367 $1.662924	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	69,592.621 59,833.399 1,753.734 0.000 53,315.358 53,890.284 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	24,896.308 24,920.630 24,945.924 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	30,984.000 66,592.474 62,252.021 75,772.925 76,937.681 108,721.167 30,534.285
TA WMC US Growth - Service Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256 $1.567795 $1.372516	$2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256 $1.567795	0.000 0.000 0.000 0.000 0.000 0.000 776.441 779.002 781.505 784.380

Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2)(4) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.612810 $1.414139 $1.271752 $1.337375 $1.236150 $1.012647 $1.000000	$1.694427 $1.612810 $1.414139 $1.271752 $1.337375 $1.236150 $1.012647	91,573.192 102,575.723 59,835.433 54,124.928 2,150.984 1,050.473 0.000
41

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.978931 $1.496032 $1.298440 $1.245504 $1.123499 $0.949877 $1.629813 $1.581624 $1.375591 $1.338105	$2.125588 $1.978931 $1.496032 $1.298440 $1.245504 $1.123499 $0.949877 $1.629813 $1.581624 $1.375591	1,415,837.830 1,201,393.792 1,071,369.225 1,351.176 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.877984 $1.394783 $1.216181 $1.285680 $1.191067 $0.883922 $1.494647 $1.338697 $1.370855 $1.214502	$2.101120 $1.877984 $1.394783 $1.216181 $1.285680 $1.191067 $0.883922 $1.494647 $1.338697 $1.370855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.521994 $1.255714 $1.103001 $1.111159 $1.007877 $0.989775	$1.571893 $1.521994 $1.255714 $1.103001 $1.111159 $1.007877	20,297.432 20,562.325 12,317.165 11,580.226 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.066672 $1.112562 $1.077592 $1.036375 $0.993587 $1.000896	$1.100417 $1.066672 $1.112562 $1.077592 $1.036375 $0.993587	99,910.267 45,160.279 48,313.769 86,702.315 84,589.239 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.610921 $1.263577 $1.093907 $1.166156 $1.002731 $0.986478	$1.712879 $1.610921 $1.263577 $1.093907 $1.166156 $1.002731	156,205.561 153,205.522 116,004.751 112,207.336 175,242.729 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.594661 $1.218978 $1.058960 $1.100765 $1.008123 $0.986799	$1.728804 $1.594661 $1.218978 $1.058960 $1.100765 $1.008123	53,034.002 54,694.553 58,877.167 31,483.659 32,553.233 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.195806 $1.003256 $0.868424 $1.030054 $0.980247 $0.982909	$1.140695 $1.195806 $1.003256 $0.868424 $1.030054 $0.980247	2,920,110.977 2,546,377.458 1,137,322.158 164,421.108 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.307195 $1.115052 $0.988215 $1.045475 $0.903362 $0.664509 $1.000000	$1.413427 $1.307195 $1.115052 $0.988215 $1.045475 $0.903362 $0.664509	878,136.340 890,355.804 894,564.849 908,625.250 285,108.666 147,066.104 63,424.825
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.465869 $1.915956 $1.678702 $1.756941 $1.528881 $1.148344 $2.039006 $1.768828 $1.615072 $1.408730	$2.705903 $2.465869 $1.915956 $1.678702 $1.756941 $1.528881 $1.148344 $2.039006 $1.768828 $1.615072	1,790,010.841 1,454,257.572 76,793.437 79,280.464 107,206.698 73,447.123 104,622.075 156,512.468 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.886933 $1.501977 $1.305702 $1.319861 $1.168624 $0.915494 $1.629023 $1.636867 $1.388679 $1.338348	$2.011732 $1.886933 $1.501977 $1.305702 $1.319861 $1.168624 $0.915494 $1.629023 $1.636867 $1.388679	39,678.438 43,897.145 46,620.949 49,692.095 51,486.879 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.989013 $1.488094 $1.323623 $1.347179 $1.106668 $0.879957 $1.699387 $1.365301 $1.303457 $1.257037	$2.170089 $1.989013 $1.488094 $1.323623 $1.347179 $1.106668 $0.879957 $1.699387 $1.365301 $1.303457	0.000 1,661.416 1,681.673 1,703.450 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.267239 $2.446756 $2.173296 $2.480464 $1.962977 $1.429189 $2.408082 $2.124578 $1.923135 $1.657981	$3.404714 $3.267239 $2.446756 $2.173296 $2.480464 $1.962977 $1.429189 $2.408082 $2.124578 $1.923135	153,889.949 176,630.202 575,260.334 98,078.810 137,861.177 87,783.555 113,759.216 162,534.941 34,684.412 38,577.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.531376 $1.978476 $1.584450 $1.772299 $1.427350 $0.924157 $1.930481 $1.863070 $1.634008 $1.623128	$2.649869 $2.531376 $1.978476 $1.584450 $1.772299 $1.427350 $0.924157 $1.930481 $1.863070 $1.634008	1,100,252.526 751,026.165 30,577.897 25,136.087 25,824.073 19,093.137 20,074.039 18,346.121 20,767.366 21,239.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.809482 $1.490817 $1.319158 $1.367020 $1.263591 $0.989970 $1.000000	$1.824586 $1.809482 $1.490817 $1.319158 $1.367020 $1.263591 $0.989970	181,228.723 200,675.945 221,340.538 243,052.655 251,577.905 0.000 0.000
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.232070 $1.100247 $0.993853 $0.987666 $0.891915 $0.669279 $0.968163 $1.000000	$1.266771 $1.232070 $1.100247 $0.993853 $0.987666 $0.891915 $0.669279 $0.968163	1,803,998.755 2,384,736.207 2,644,081.843 364,983.829 153,648.107 5,756.256 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.108186 $0.879115 $0.783047 $0.805114 $0.736718 $0.594697 $0.962219 $1.000000	$1.166692 $1.108186 $0.879115 $0.783047 $0.805114 $0.736718 $0.594697 $0.962219	104,823.869 106,294.118 107,294.097 114,934.174 123,653.477 5,694.253 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.266760 $1.126521 $1.023236 $1.076511 $1.003512 $0.988807	$1.305560 $1.266760 $1.126521 $1.023236 $1.076511 $1.003512	64,053.962 103,678.230 104,330.785 97,105.070 95,325.663 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.321395 $0.961770 $1.000000	$1.404758 $1.321395 $0.961770	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.631149 $1.245345 $1.077086 $1.134422 $1.079304 $0.743332 $1.572701 $1.578848 $1.422329 $1.372649	$1.705462 $1.631149 $1.245345 $1.077086 $1.134422 $1.079304 $0.743332 $1.572701 $1.578848 $1.422329	0.000 0.000 0.000 0.000 678.080 627.274 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.121161 $2.405172 $2.092086 $2.164385 $1.754503 $1.235923 $2.240126 $1.872445 $1.681417 $1.527091	$3.442998 $3.121161 $2.405172 $2.092086 $2.164385 $1.754503 $1.235923 $2.240126 $1.872445 $1.681417	788.010 788.057 798.737 810.338 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.631767 $1.296341 $1.100570 $1.301916 $1.146722 $0.849176 $1.565642 $1.456794 $1.256787 $1.211286	$1.718874 $1.631767 $1.296341 $1.100570 $1.301916 $1.146722 $0.849176 $1.565642 $1.456794 $1.256787	0.000 0.000 0.000 0.000 1,025.505 1,014.144 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.193565 $1.232567 $1.190768 $1.127474 $1.050206 $1.000000	$1.230720 $1.193565 $1.232567 $1.190768 $1.127474 $1.050206	140,767.842 149,110.986 179,716.865 185,937.679 233,830.490 3,917.761
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.455611 $1.888540 $1.596459 $1.589984 $1.310439 $0.924801 $1.408937 $1.399400 $1.218609 $1.135295	$2.777978 $2.455611 $1.888540 $1.596459 $1.589984 $1.310439 $0.924801 $1.408937 $1.399400 $1.218609	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.538304 $1.815024 $1.542633 $1.648225 $1.319193 $0.861800 $1.289373 $1.390927 $1.230543 $1.210664	$2.734006 $2.538304 $1.815024 $1.542633 $1.648225 $1.319193 $0.861800 $1.289373 $1.390927 $1.230543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.246430 $1.678013 $1.451409 $1.504855 $1.348144 $1.000000	$2.514713 $2.246430 $1.678013 $1.451409 $1.504855 $1.348144	0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.839866 $2.046151 $1.722237 $1.957784 $1.465363 $0.915167 $1.539771 $1.532380 $1.380613 $1.337418	$2.581841 $2.839866 $2.046151 $1.722237 $1.957784 $1.465363 $0.915167 $1.539771 $1.532380 $1.380613	102,477.296 836,102.243 925,709.037 77,401.713 10,570.850 814.316 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.665899 $1.427553 $1.309489 $1.311564 $1.217256 $1.052093 $1.378209 $1.349359 $1.229937 $1.219729	$1.772092 $1.665899 $1.427553 $1.309489 $1.311564 $1.217256 $1.052093 $1.378209 $1.349359 $1.229937	6,205.115 7,385.127 22,958.067 23,245.107 6,757.526 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.106045 $0.915177 $0.787658 $0.896796 $0.841717 $0.624957 $1.066624 $1.000000	$0.966009 $1.106045 $0.915177 $0.787658 $0.896796 $0.841717 $0.624957 $1.066624	105,709.548 107,199.935 113,698.924 86,461.460 84,418.798 5,058.842 0.000 0.000
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.966308 $1.876908 $1.627278 $1.580320 $1.430103 $0.988279 $1.344417 $1.343159 $1.231758 $1.230936	$2.009344 $1.966308 $1.876908 $1.627278 $1.580320 $1.430103 $0.988279 $1.344417 $1.343159 $1.231758	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.734128 $1.659477 $1.442069 $1.403564 $1.273192 $0.882118 $1.204261 $1.204638 $1.108034 $1.110681	$1.765747 $1.734128 $1.659477 $1.442069 $1.403564 $1.273192 $0.882118 $1.204261 $1.204638 $1.108034	86,238.426 85,791.093 84,294.864 59,481.176 62,009.645 1,296.971 0.000 0.000 0.000 0.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.975869 $0.992904 $1.010323 $1.027898 $1.045822 $1.062768 $1.056145 $1.023273 $0.994099 $0.983100	$0.959114 $0.975869 $0.992904 $1.010323 $1.027898 $1.045822 $1.062768 $1.056145 $1.023273 $0.994099	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.970275 $0.987199 $1.004508 $1.021982 $1.039829 $1.057911 $1.053691 $1.023447 $0.996740 $0.988163	$0.953628 $0.970275 $0.987199 $1.004508 $1.021982 $1.039829 $1.057911 $1.053691 $1.023447 $0.996740	803,181.140 1,020,101.733 2,084,216.486 1,827,350.338 300,667.903 299,943.833 0.000 0.000 0.000 0.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.114436 $1.020507 $0.958899 $1.000000	$1.134872 $1.114436 $1.020507 $0.958899	195,137.419 312,752.089 19,439.058 17,168.979
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.080658 $1.026957 $0.978671 $1.000000	$1.100378 $1.080658 $1.026957 $0.978671	217,182.099 84,566.702 86,519.071 22,036.852
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.146585 $1.001353 $0.918361 $1.000000	$1.163210 $1.146585 $1.001353 $0.918361	478,370.433 471,188.757 216,735.162 161,804.903
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.285626 $1.338045 $1.294986 $1.224447 $1.193328 $1.162275 $1.098507 $1.054083 $1.038511 $1.033585	$1.322332 $1.285626 $1.338045 $1.294986 $1.224447 $1.193328 $1.162275 $1.098507 $1.054083 $1.038511	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.243028 $1.297044 $1.258634 $1.193639 $1.165315 $1.137947 $1.077987 $1.037003 $1.023786 $1.021415	$1.275665 $1.243028 $1.297044 $1.258634 $1.193639 $1.165315 $1.137947 $1.077987 $1.037003 $1.023786	241,498.678 246,959.024 343,316.967 679,488.750 228,836.360 70,221.533 0.000 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.217146 $1.270036 $1.232428 $1.168782 $1.141052 $1.114243 $1.055536 $1.015399 $1.002455 $1.000000	$1.249104 $1.217146 $1.270036 $1.232428 $1.168782 $1.141052 $1.114243 $1.055536 $1.015399 $1.002455	27,549.084 32,563.571 137,577.139 162,234.773 35,946.998 147,084.863 150,483.315 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.614092 $1.532273 $1.469013 $1.468030 $1.366743 $1.059163 $1.707315 $1.464452 $1.343575 $1.315921	$1.674533 $1.614092 $1.532273 $1.469013 $1.468030 $1.366743 $1.059163 $1.707315 $1.464452 $1.343575	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.361908 $1.296454 $1.246992 $1.247985 $1.163358 $0.902463 $1.457619 $1.253940 $1.153021 $1.133011	$1.410177 $1.361908 $1.296454 $1.246992 $1.247985 $1.163358 $0.902463 $1.457619 $1.253940 $1.153021	1,167,384.999 1,364,031.408 1,727,555.786 1,614,618.788 776,497.082 45,351.903 49,219.800 59,059.831 57,267.933 60,910.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.725367 $1.605222 $1.520054 $1.506587 $1.407249 $1.143437 $1.476193 $1.412022 $1.312681 $1.269781	$1.732812 $1.725367 $1.605222 $1.520054 $1.506587 $1.407249 $1.143437 $1.476193 $1.412022 $1.312681	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.474724 $1.375488 $1.305722 $1.297929 $1.214860 $0.989658 $1.281273 $1.228310 $1.145048 $1.109452	$1.477611 $1.474724 $1.375488 $1.305722 $1.297929 $1.214860 $0.989658 $1.281273 $1.228310 $1.145048	701,055.495 821,868.941 812,108.321 551,503.437 456,721.992 179,463.084 28,170.016 30,713.812 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.014023 $1.615998 $1.460447 $1.571066 $1.390625 $1.089959 $1.837353 $1.735116 $1.526920 $1.384153	$2.033418 $2.014023 $1.615998 $1.460447 $1.571066 $1.390625 $1.089959 $1.837353 $1.735116 $1.526920	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.667537 $1.342456 $1.215472 $1.311395 $1.163844 $0.914151 $1.544095 $1.461173 $1.289634 $1.172356	$1.678795 $1.667537 $1.342456 $1.215472 $1.311395 $1.163844 $0.914151 $1.544095 $1.461173 $1.289634	36,125.910 38,193.453 40,775.699 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.859689 $1.667165 $1.550216 $1.568100 $1.445538 $1.163609 $1.599309 $1.507513 $1.375887 $1.302907	$1.878258 $1.859689 $1.667165 $1.550216 $1.568100 $1.445538 $1.163609 $1.599309 $1.507513 $1.375887	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.577384 $1.417416 $1.321913 $1.341075 $1.238943 $0.998925 $1.377220 $1.300828 $1.190084 $1.130267	$1.590716 $1.577384 $1.417416 $1.321913 $1.341075 $1.238943 $0.998925 $1.377220 $1.300828 $1.190084	2,670,574.552 3,007,103.238 2,589,231.135 1,694,967.348 1,058,049.024 768,680.504 764,364.885 480,379.031 958,825.693 87,188.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.955460 $1.666645 $1.532784 $1.591587 $1.436578 $1.140555 $1.726140 $1.629249 $1.456226 $1.348033	$1.971259 $1.955460 $1.666645 $1.532784 $1.591587 $1.436578 $1.140555 $1.726140 $1.629249 $1.456226	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.643112 $1.404420 $1.294803 $1.348098 $1.220304 $0.971017 $1.473050 $1.393633 $1.248872 $1.158230	$1.654373 $1.643112 $1.404420 $1.294803 $1.348098 $1.220304 $0.971017 $1.473050 $1.393633 $1.248872	1,948,486.115 2,370,235.093 2,802,330.338 2,815,019.748 3,302,409.698 3,730,545.488 3,363,451.114 3,151,138.299 1,638,797.134 1,500,460.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.113532 $1.651152 $1.503890 $1.489425 $1.372151 $1.224811 $1.885214 $1.833356 $1.595385 $1.400049	$2.329975 $2.113532 $1.651152 $1.503890 $1.489425 $1.372151 $1.224811 $1.885214 $1.833356 $1.595385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.853785 $1.451755 $1.325289 $1.316086 $1.215710 $1.087807 $1.678768 $1.637122 $1.428310 $1.255686	$2.039377 $1.853785 $1.451755 $1.325289 $1.316086 $1.215710 $1.087807 $1.678768 $1.637122 $1.428310	145,062.854 128,334.300 1,663,564.500 267,983.396 160,090.145 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.483077 $1.320001 $1.222567 $1.294690 $1.201202 $1.000000	$1.481719 $1.483077 $1.320001 $1.222567 $1.294690 $1.201202	585,296.550 550,562.131 516,210.972 549,886.337 516,730.754 27,959.171
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.603458 $1.452231 $1.343254 $1.317394 $1.204966 $1.000000	$1.655775 $1.603458 $1.452231 $1.343254 $1.317394 $1.204966	433,295.035 428,827.381 168,642.632 35,616.301 17,846.864 7,900.191
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.495172 $2.443641 $1.985273 $2.142885 $1.885025 $1.437601 $2.538833 $2.769192 $1.980333 $1.775643	$2.784893 $2.495172 $2.443641 $1.985273 $2.142885 $1.885025 $1.437601 $2.538833 $2.769192 $1.980333	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.923050 $1.886753 $1.536218 $1.662978 $1.467544 $1.122683 $1.986707 $2.171675 $1.556957 $1.399624	$2.141235 $1.923050 $1.886753 $1.536218 $1.662978 $1.467544 $1.122683 $1.986707 $2.171675 $1.556957	38,884.540 50,336.076 36,327.551 22,611.611 21,081.737 17,930.287 18,964.613 18,566.718 20,092.486 22,362.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.049919 $0.949894 $0.859336 $0.945602 $0.872753 $0.686639 $1.097167 $1.029080 $1.000000	$1.023734 $1.049919 $0.949894 $0.859336 $0.945602 $0.872753 $0.686639 $1.097167 $1.029080	651,843.271 755,529.971 633,979.989 651,615.031 534,184.882 446,022.660 556,214.467 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.132055 $0.967796 $0.875390 $0.998657 $0.985557 $0.986568	$1.199707 $1.132055 $0.967796 $0.875390 $0.998657 $0.985557	275,400.850 202,681.298 44,119.427 5,464.002 5,012.218 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.251663 $1.663760 $1.462418 $1.497373 $1.357153 $0.979342 $1.582015 $1.443627 $1.440552 $1.288084	$2.433286 $2.251663 $1.663760 $1.462418 $1.497373 $1.357153 $0.979342 $1.582015 $1.443627 $1.440552	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.883795 $1.396036 $1.230904 $1.262141 $1.146889 $0.829455 $1.342049 $1.227252 $1.229010 $1.101525	$2.032631 $1.883795 $1.396036 $1.230904 $1.262141 $1.146889 $0.829455 $1.342049 $1.227252 $1.229010	1,818,918.389 1,659,605.194 1,601,886.742 250,959.556 49,219.542 587.217 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2012	2014 2013 2012 2011	$1.032010 $1.072916 $1.042237 $1.000000	$1.066010 $1.032010 $1.072916 $1.042237	1,364,620.024 234,886.212 234,823.247 86,723.947
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.035036 $1.562538 $1.366568 $1.380230 $1.219326 $0.957378 $1.554995 $1.513678 $1.335594 $1.313472	$2.283750 $2.035036 $1.562538 $1.366568 $1.380230 $1.219326 $0.957378 $1.554995 $1.513678 $1.335594	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
50

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.741897 $1.341343 $1.175710 $1.190594 $1.054751 $0.829919 $1.351668 $1.318714 $1.167098 $1.150680	$1.951087 $1.741897 $1.341343 $1.175710 $1.190594 $1.054751 $0.829919 $1.351668 $1.318714 $1.167098	44,986.727 47,782.724 50,376.269 58,066.312 61,087.959 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.896615 $1.467898 $1.242319 $1.242520 $1.029351 $0.985151	$2.143357 $1.896615 $1.467898 $1.242319 $1.242520 $1.029351	1,628,820.326 1,250,580.543 1,493,737.052 118,603.182 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.085745 $1.049228 $0.993488 $1.000000	$1.134085 $1.085745 $1.049228 $0.993488	385,393.764 416,605.763 278,671.987 16,862.571
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.082724 $1.007249 $1.000000	$1.154367 $1.082724 $1.007249	94,999.859 97,389.324 43,097.027
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.138831 $1.002310 $1.000000	$1.210786 $1.138831 $1.002310	130,507.307 132,961.804 37,636.914
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.110995 $0.989050 $1.000000	$1.179732 $1.110995 $0.989050	238,052.127 108,340.138 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.159854 $1.860968 $1.550222 $1.753697 $1.614862 $1.238385 $1.947390 $1.815492 $1.500930 $1.353054	$2.012869 $2.159854 $1.860968 $1.550222 $1.753697 $1.614862 $1.238385 $1.947390 $1.815492 $1.500930	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.867058 $1.613109 $1.346876 $1.526378 $1.407978 $1.083365 $1.710243 $1.598568 $1.323194 $1.197547	$1.735664 $1.867058 $1.613109 $1.346876 $1.526378 $1.407978 $1.083365 $1.710243 $1.598568 $1.323194	50,601.841 69,178.721 36,836.157 8,452.600 75,231.317 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.379847 $1.633370 $1.438454 $1.553809 $1.240601 $0.986880 $1.578112 $1.589416 $1.364040 $1.333479	$2.479335 $2.379847 $1.633370 $1.438454 $1.553809 $1.240601 $0.986880 $1.578112 $1.589416 $1.364040	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
51

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.968107 $1.354100 $1.196062 $1.294469 $1.036385 $0.826637 $1.325510 $1.338596 $1.151349 $1.128495	$2.046203 $1.968107 $1.354100 $1.196062 $1.294469 $1.036385 $0.826637 $1.325510 $1.338596 $1.151349	0.000 0.000 583.357 583.529 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.554393 $1.867931 $1.742543 $1.900508 $1.444146 $0.915181 $1.733878 $1.439923 $1.333014 $1.261063	$2.510821 $2.554393 $1.867931 $1.742543 $1.900508 $1.444146 $0.915181 $1.733878 $1.439923 $1.333014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.063587 $1.512437 $1.414882 $1.546585 $1.178045 $0.748601 $1.422234 $1.183963 $1.099210 $1.042187	$2.022787 $2.063587 $1.512437 $1.414882 $1.546585 $1.178045 $0.748601 $1.422234 $1.183963 $1.099210	85,902.178 90,717.764 554,452.536 535,097.913 9,716.472 718.404 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.016843 $1.737717 $1.570846 $1.536264 $1.259369 $1.014594 $1.527268 $1.368009 $1.275489 $1.202024	$2.196416 $2.016843 $1.737717 $1.570846 $1.536264 $1.259369 $1.014594 $1.527268 $1.368009 $1.275489	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.845820 $1.594939 $1.443984 $1.416078 $1.163061 $0.939676 $1.418126 $1.272818 $1.190939 $1.124154	$2.004512 $1.845820 $1.594939 $1.443984 $1.416078 $1.163061 $0.939676 $1.418126 $1.272818 $1.190939	86,516.563 90,829.752 84,627.691 74,855.721 47,260.719 34,938.189 11,532.992 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.002567 $0.912062 $0.919076 $0.968114 $1.020377 $0.998156	$1.062494 $1.002567 $0.912062 $0.919076 $0.968114 $1.020377	325,861.022 299,376.946 65,507.313 67,104.472 70,172.381 0.000
52

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.948413 $0.892250 $0.894314 $0.983287 $1.022125 $0.997262	$1.013409 $0.948413 $0.892250 $0.894314 $0.983287 $1.022125	109,419.258 111,980.339 30,064.853 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.983212 $0.856484 $0.865554 $0.996415 $1.021045 $0.996394	$1.028097 $0.983212 $0.856484 $0.865554 $0.996415 $1.021045	243,655.839 252,802.813 128,537.459 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.420507 $1.483135 $1.403283 $1.343546 $1.275313 $1.118307 $1.170620 $1.093366 $1.067500 $1.061411	$1.461330 $1.420507 $1.483135 $1.403283 $1.343546 $1.275313 $1.118307 $1.170620 $1.093366 $1.067500	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.358886 $1.421987 $1.348262 $1.294779 $1.231980 $1.082962 $1.136914 $1.063302 $1.041272 $1.038341	$1.393470 $1.358886 $1.421987 $1.348262 $1.294779 $1.231980 $1.082962 $1.136914 $1.063302 $1.041272	2,274,644.969 2,774,717.532 2,521,878.645 580,575.922 789,570.282 33,905.961 18,818.280 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$0.988661 $1.112164 $1.064682 $1.000000	$1.004479 $0.988661 $1.112164 $1.064682	244,069.647 261,086.421 264,460.081 11,694.021
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.118935 $0.220464 $0.317903 $0.404078 $0.561414 $1.000000	$0.086981 $0.118935 $0.220464 $0.317903 $0.404078 $0.561414	33,051.675 37,595.304 132,874.817 212,703.230 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.724357 $1.289742 $1.130993 $1.184614 $0.926813 $0.659927 $1.000000	$1.778310 $1.724357 $1.289742 $1.130993 $1.184614 $0.926813 $0.659927	840,322.194 268,682.511 290,184.411 30,532.441 74,536.456 932.124 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.134897 $2.213991 $1.947364 $1.948386 $1.474759 $1.081864 $1.726938 $1.603251 $1.574749 $1.448541	$3.282781 $3.134897 $2.213991 $1.947364 $1.948386 $1.474759 $1.081864 $1.726938 $1.603251 $1.574749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
53

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.326492 $1.647323 $1.452458 $1.455794 $1.104923 $0.812734 $1.300432 $1.211011 $1.192331 $1.098874	$2.429236 $2.326492 $1.647323 $1.452458 $1.455794 $1.104923 $0.812734 $1.300432 $1.211011 $1.192331	1,482,353.792 1,217,791.396 1,355,298.940 81,618.360 40,818.457 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.187666 $1.672370 $1.452893 $1.512559 $1.291416 $0.903658 $1.587694 $1.478850 $1.363739 $1.268142	$2.364941 $2.187666 $1.672370 $1.452893 $1.512559 $1.291416 $0.903658 $1.587694 $1.478850 $1.363739	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.939261 $1.485733 $1.294134 $1.350971 $1.156343 $0.810956 $1.427811 $1.333655 $1.232880 $1.149531	$2.091676 $1.939261 $1.485733 $1.294134 $1.350971 $1.156343 $0.810956 $1.427811 $1.333655 $1.232880	1,598,958.831 1,369,078.882 1,223,548.623 11,284.531 10,653.924 2,399.768 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.117632 $1.732856 $1.510334 $1.793029 $1.681793 $1.359383 $2.261454 $1.990629 $1.639880 $1.466280	$1.973301 $2.117632 $1.732856 $1.510334 $1.793029 $1.681793 $1.359383 $2.261454 $1.990629 $1.639880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.763122 $1.445918 $1.263651 $1.504950 $1.415201 $1.145778 $1.912806 $1.688553 $1.394564 $1.248984	$1.639558 $1.763122 $1.445918 $1.263651 $1.504950 $1.415201 $1.145778 $1.912806 $1.688553 $1.394564	89,005.724 80,700.868 17,947.422 0.000 894.152 819.830 0.000 0.000 0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.183433 $1.080606 $1.014433 $1.017230 $0.935049 $0.816459 $1.000000	$1.215990 $1.183433 $1.080606 $1.014433 $1.017230 $0.935049 $0.816459	2,136,570.567 2,299,458.532 781,046.065 610,128.321 418,728.439 426,213.753 35,296.474
54

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.204352 $1.140253 $1.088293 $1.073221 $0.997954 $0.999952	$1.245677 $1.204352 $1.140253 $1.088293 $1.073221 $0.997954	986,820.501 1,015,863.841 701,841.151 511,457.395 240,961.911 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.204741 $1.032001 $0.941380 $0.968815 $0.872328 $0.720567 $1.000000	$1.231035 $1.204741 $1.032001 $0.941380 $0.968815 $0.872328 $0.720567	2,997,403.749 2,986,346.667 981,655.911 512,163.646 419,620.672 149,040.247 7,730.524
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.089993 $1.605375 $1.443516 $1.525678 $1.317666 $1.037753 $1.955782 $1.711474 $1.601768 $1.398461	$2.282116 $2.089993 $1.605375 $1.443516 $1.525678 $1.317666 $1.037753 $1.955782 $1.711474 $1.601768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.726207 $1.329278 $1.198512 $1.269318 $1.099331 $0.867803 $1.640617 $1.438658 $1.350556 $1.181752	$1.880306 $1.726207 $1.329278 $1.198512 $1.269318 $1.099331 $0.867803 $1.640617 $1.438658 $1.350556	22,488.824 39,623.741 40,151.972 40,809.788 6,621.825 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896 $1.039808 $1.009478	$1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896 $1.039808	0.000 0.000 0.000 0.000 0.000 0.000 7,637.504 7,637.504 8,373.555 8,389.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587 $0.852963 $0.754200	$1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587 $0.852963	0.000 0.000 0.000 0.000 0.000 0.000 0.000 19,154.910 0.000 0.000
55

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926 $1.162724 $1.012189	$1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926 $1.162724	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 138,255.508 141,013.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132 $1.202448 $1.156611	$1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132 $1.202448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 127,556.563 153,827.312 194,000.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003 $.0819443 $0.788705	$1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003 $.0819443	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 13,049.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890 $0.785264 $0.733732	$1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890 $0.785264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,694.628 51,420.936 52,368.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076 $1.820440 $1.566373	$3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076 $1.820440	0.000 0.000 0.000 0.000 0.000 0.000 0.000 25,304.544 161,824.340 213,673.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211 $1.310560 $1.299278	$2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211 $1.310560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,263.674 3,263.674 3,264.000
56

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437 $1.000000	$1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492 $1.000000	$1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.325774 $0.963057 $0.894415 $0.988477 $0.871300 $0.732952 $1.297388 $1.179248 $1.129078 $1.055944	$1.412186 $1.325774 $0.963057 $0.894415 $0.988477 $0.871300 $0.732952 $1.297388 $1.179248 $1.129078	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 24,590.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207 $1.126766 $1.085273	$1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207 $1.126766	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 679.678 694.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328 $0.539817 $0.489306	$1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328 $0.539817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 8,388.657 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812 $0.644742 $0.620178	$0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812 $0.644742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 118,134.496 118,332.390 139,196.000
57

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127 $1.187087 $1.095813	$2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127 $1.187087	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,699.006 2,775.100 3,471.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.204654 $1.241573 $1.197094 $1.131245 $1.051645 $1.000000	$1.244606 $1.204654 $1.241573 $1.197094 $1.131245 $1.051645	0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.478391 $1.902316 $1.604918 $1.595272 $1.312209 $0.933357 $1.419152 $1.406752 $1.222610 $1.136777	$2.809268 $2.478391 $1.902316 $1.604918 $1.595272 $1.312209 $0.933357 $1.419152 $1.406752 $1.222610	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 44,062.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.561780 $1.828211 $1.550772 $1.653673 $1.320946 $0.869766 $1.298715 $1.398231 $1.234577 $1.212243	$2.764721 $2.561780 $1.828211 $1.550772 $1.653673 $1.320946 $0.869766 $1.298715 $1.398231 $1.234577	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,734.275 45,639.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.267283 $1.690256 $1.459107 $1.509877 $1.349978 $1.000000	$2.543063 $2.267283 $1.690256 $1.459107 $1.509877 $1.349978	0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187 $1.061215 $1.025998	$2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187 $1.061215	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
58

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166 $1.157309 $1.145445	$1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166 $1.157309	0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,671.212 61,079.969 105,679.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021 $1.000000	$0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726 $1.206061 $1.202886	$2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726 $1.206061	0.000 0.000 0.000 0.000 0.000 0.000 25,745.708 34,040.839 84,234.967 102,161.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445 $1.397684 $1.355166 $1.337543	$1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445 $1.397684 $1.355166	0.000 0.000 0.000 0.000 0.000 0.000 4,114.548 34,051.182 289,507.786 76,191.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019 $1.547592 $1.521732 $1.511541	$1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019 $1.547592 $1.521732	0.000 0.000 0.000 0.000 0.000 0.000 52,430.697 75,102.063 293,195.333 438,544.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675 $1.280730 $1.251920	$1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675 $1.280730	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,423.502 9,340.000
59

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178 $1.213762 $1.171794	$1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178 $1.213762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466 $1.287977 $1.165251	$1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466 $1.287977	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,622.196 39,311.453 32,684.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333 $1.238214 $1.170234	$1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333 $1.238214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 31,630.893 136,777.526 83,529.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519 $1.271629 $1.174845	$1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519 $1.271629	0.000 0.000 0.000 0.000 0.000 0.000 71,750.028 85,063.297 161,164.112 132,153.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379 $1.501085 $1.314713	$2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379 $1.501085	0.000 0.000 0.000 0.000 0.000 0.000 42,242.150 79,788.520 79,469.649 92,884.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	0.000 0.000 0.000 0.000 0.000 0.000
60

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168 $1.815856 $1.624970	$2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168 $1.815856	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,615.514 8,740.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007	$1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.000000	$1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644 $0.902202 $0.898512 $0.801842	$1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644 $0.902202 $0.898512	0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,151.490 74,404.749 109,558.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194 $1.660482 $1.462270 $1.435224	$2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194 $1.660482 $1.462270	0.000 0.000 0.000 0.000 0.000 0.000 4,133.093 10,809.902 78,058.928 243,534.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166 $0.986968 $0.887981	$1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166 $0.986968	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,029.398 0.000
61

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813 $1.127017 $1.099598	$2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813 $1.127017	0.000 0.000 0.000 0.000 0.000 67,772.534 67,772.534 91,868.380 112,485.859 133,953.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185 $0.748559 $0.706779	$1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185 $0.748559	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444 $1.225959 $1.153085	$2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444 $1.225959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465 $1.125921 $1.117299	$1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465 $1.125921	0.000 0.000 0.000 0.000 0.000 0.000 29,603.304 33,314.070 135,212.393 125,480.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269 $5.251546 $4.517208 $4.039241	$10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269 $5.251546 $4.517208	0.000 0.000 0.000 0.000 0.000 0.000 0.000 39,952.625 109,775.447 195,167.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388 $0.889508 $0.816617	$1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388 $0.889508	0.000 0.000 0.000 0.000 0.000 0.000 18,972.174 36,939.887 77,541.168 117,453.000
62

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610 $3.406631 $3.135303 $2.909800	$5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610 $3.406631 $3.135303	0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,685.873 71,103.545 105,820.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306 $2.026974 $1.666550 $1.487198	$2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306 $2.026974 $1.666550	0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,587.674 86,712.119 155,637.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.270692 $1.158006 $1.084947 $1.085798 $0.996117 $0.991642	$1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009	$1.391012 $1.189222 $1.082656 $1.112020 $0.999308 $0.988772	$1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308	0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273 $0.871749 $0.759605	$1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273 $0.871749	0.000 0.000 0.000 0.000 0.000 102,307.089 121,498.692 461,421.678 1,003,887.968 398,346.000

Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2)(4) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.637436 $1.431501 $1.283560 $1.345822 $1.240305 $1.013062 $1.000000	$1.725377 $1.637436 $1.431501 $1.283560 $1.345822 $1.240305 $1.013062	527,961.326 462,862.685 499,393.660 482,323.371 346,802.699 147,735.021 0.000
63

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.044085 $1.540739 $1.333278 $1.275161 $1.146853 $0.966759 $1.653875 $1.600216 $1.387668 $1.345874	$2.202071 $2.044085 $1.540739 $1.333278 $1.275161 $1.146853 $0.966759 $1.653875 $1.600216 $1.387668	746,640.683 683,574.226 573,824.963 161,000.334 177,874.407 12,638.370 2,335.486 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.939849 $1.436485 $1.248835 $1.316313 $1.215859 $0.899657 $1.516745 $1.354463 $1.382915 $1.221595	$2.176760 $1.939849 $1.436485 $1.248835 $1.316313 $1.215859 $0.899657 $1.516745 $1.354463 $1.382915	29,505.974 29,602.992 29,702.858 29,801.183 30,979.338 4,360.324 4,854.019 5,315.538 5,347.653 5,382.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.540566 $1.267300 $1.109888 $1.114815 $1.008224 $0.989783	$1.595760 $1.540566 $1.267300 $1.109888 $1.114815 $1.008224	2,225,462.278 2,375,137.599 1,386,343.949 1,248,690.333 178,579.372 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.079705 $1.122840 $1.084322 $1.039793 $0.993932 $1.000904	$1.117138 $1.079705 $1.122840 $1.084322 $1.039793 $0.993932	961,951.630 1,011,157.421 715,683.012 479,832.022 212,570.068 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.630581 $1.275233 $1.100734 $1.169997 $1.003076 $0.986486	$1.738893 $1.630581 $1.275233 $1.100734 $1.169997 $1.003076	481,694.442 411,568.377 382,401.163 470,112.137 129,515.630 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.614115 $1.230219 $1.065571 $1.104396 $1.008472 $0.986807	$1.755057 $1.614115 $1.230219 $1.065571 $1.104396 $1.008472	248,642.155 238,845.197 222,669.289 116,124.385 53,837.369 698.881
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.210423 $1.012531 $0.873862 $1.033439 $0.980587 $0.982917	$1.158043 $1.210423 $1.012531 $0.873862 $1.033439 $0.980587	978,924.252 884,033.883 439,526.010 231,768.184 57,788.487 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.329302 $1.130571 $0.998987 $1.053762 $0.907833 $0.665828 $1.000000	$1.441573 $1.329302 $1.130571 $0.998987 $1.053762 $0.907833 $0.665828	2,439,004.644 2,160,458.240 1,972,127.769 2,147,718.278 1,080,812.398 455,033.368 119,687.037
64

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.547032 $1.973183 $1.723729 $1.798753 $1.560651 $1.168752 $2.069101 $1.789616 $1.629248 $1.416928	$2.803228 $2.547032 $1.973183 $1.723729 $1.798753 $1.560651 $1.168752 $2.069101 $1.789616 $1.629248	1,633,220.965 1,542,686.973 1,027,674.387 703,110.318 626,301.589 239,835.650 92,529.645 84,778.329 78,390.288 26,744.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.949085 $1.546878 $1.340755 $1.351310 $1.192940 $0.931789 $1.653097 $1.656126 $1.400882 $1.346148	$2.084132 $1.949085 $1.546878 $1.340755 $1.351310 $1.192940 $0.931789 $1.653097 $1.656126 $1.400882	102,813.049 107,634.886 113,474.060 153,369.480 95,304.561 31,070.941 15,688.416 20,928.168 18,870.347 18,951.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.054569 $1.532606 $1.359183 $1.379303 $1.129710 $0.895630 $1.724520 $1.381385 $1.314937 $1.264366	$2.248240 $2.054569 $1.532606 $1.359183 $1.379303 $1.129710 $0.895630 $1.724520 $1.381385 $1.314937	140,233.787 149,440.297 182,800.426 260,568.344 183,757.592 818.830 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.374792 $2.519844 $2.231597 $2.539503 $2.003788 $1.454600 $2.443629 $2.149548 $1.940013 $1.667617	$3.527199 $3.374792 $2.519844 $2.231597 $2.539503 $2.003788 $1.454600 $2.443629 $2.149548 $1.940013	409,247.002 419,294.569 494,522.621 238,821.548 190,759.057 102,125.618 73,054.441 112,201.893 110,244.151 104,343.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.614750 $2.037615 $1.626977 $1.814524 $1.457050 $0.940602 $1.959005 $1.884997 $1.648377 $1.632589	$2.745244 $2.614750 $2.037615 $1.626977 $1.814524 $1.457050 $0.940602 $1.959005 $1.884997 $1.648377	567,913.334 522,699.864 439,089.659 258,382.980 135,014.422 44,241.513 2,600.574 291.389 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.837119 $1.509137 $1.331413 $1.375669 $1.267843 $0.990377 $1.000000	$1.857929 $1.837119 $1.509137 $1.331413 $1.375669 $1.267843 $0.990377	678,486.816 697,880.442 791,364.633 894,921.690 811,276.096 179,482.506 0.000
65

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.256628 $1.118866 $1.007673 $0.998448 $0.898983 $0.672599 $0.970071 $1.000000	$1.295846 $1.256628 $1.118866 $1.007673 $0.998448 $0.898983 $0.672599 $0.970071	976,826.712 1,179,182.230 1,349,589.704 660,481.214 263,222.614 134,985.423 6,831.997 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.130271 $0.893991 $0.793936 $0.813902 $0.742571 $0.597651 $0.964127 $1.000000	$1.193469 $1.130271 $0.893991 $0.793936 $0.813902 $0.742571 $0.597651 $0.964127	74,497.226 75,522.195 83,431.395 191,022.434 86,225.652 17,858.237 1,425.320 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.282224 $1.136922 $1.029629 $1.080068 $1.003860 $0.988815	$1.325406 $1.282224 $1.136922 $1.029629 $1.080068 $1.003860	187,265.345 149,569.224 149,849.995 158,967.272 45,859.450 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.327948 $0.963697 $1.000000	$1.415897 $1.327948 $0.963697	31,513.686 32,356.787 32,568.863
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.684892 $1.282583 $1.106004 $1.161433 $1.101749 $0.756559 $1.595930 $1.597416 $1.434839 $1.380643	$1.766868 $1.684892 $1.282583 $1.106004 $1.161433 $1.101749 $0.756559 $1.595930 $1.597416 $1.434839	39,127.420 39,728.720 40,370.674 136,164.265 104,380.287 53,898.815 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.224017 $2.477108 $2.148280 $2.215967 $1.791023 $1.257925 $2.273237 $1.894482 $1.696195 $1.535975	$3.566984 $3.224017 $2.477108 $2.148280 $2.215967 $1.791023 $1.257925 $2.273237 $1.894482 $1.696195	8,105.261 8,291.623 10,067.638 35,684.213 23,093.978 16,886.479 2,680.294 682.899 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.685550 $1.335121 $1.130135 $1.332943 $1.170588 $0.864280 $1.588758 $1.473912 $1.267822 $1.218338	$1.780769 $1.685550 $1.335121 $1.130135 $1.332943 $1.170588 $0.864280 $1.588758 $1.473912 $1.267822	65,906.517 66,691.768 67,253.707 110,109.570 69,339.595 26,740.530 0.000 0.000 0.000 0.000
66

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.210240 $1.246100 $1.200261 $1.133120 $1.052352 $1.000000	$1.251607 $1.210240 $1.246100 $1.200261 $1.133120 $1.052352	89,169.333 97,212.818 98,109.275 99,233.454 194,600.508 75,566.825
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.489853 $1.909243 $1.609183 $1.597930 $1.313110 $0.937640 $1.424265 $1.410431 $1.224602 $1.137516	$2.825044 $2.489853 $1.909243 $1.609183 $1.597930 $1.313110 $0.937640 $1.424265 $1.410431 $1.224602	4,752.506 4,755.431 4,758.690 4,762.656 4,766.484 12,449.500 13,969.316 13,969.316 13,969.316 13,969.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.573609 $1.834839 $1.554852 $1.656393 $1.321827 $0.873768 $1.303396 $1.401888 $1.236592 $1.213026	$2.780227 $2.573609 $1.834839 $1.554852 $1.656393 $1.321827 $0.873768 $1.303396 $1.401888 $1.236592	0.000 0.000 0.000 0.000 0.000 0.000 4,724.839 4,769.365 4,798.178 4,829.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.277758 $1.696400 $1.462963 $1.512371 $1.350887 $1.000000	$2.557335 $2.277758 $1.696400 $1.462963 $1.512371 $1.350887	2,030.536 2,057.231 2,084.157 2,109.141 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.933435 $2.107338 $1.768472 $2.004412 $1.495834 $0.931440 $1.562511 $1.550399 $1.392739 $1.345201	$2.674797 $2.933435 $2.107338 $1.768472 $2.004412 $1.495834 $0.931440 $1.562511 $1.550399 $1.392739	271,955.505 577,912.718 649,912.415 324,992.453 186,076.195 78,692.731 993.610 550.210 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.720807 $1.470252 $1.344661 $1.342836 $1.242603 $1.070813 $1.398569 $1.365232 $1.240761 $1.226834	$1.835917 $1.720807 $1.470252 $1.344661 $1.342836 $1.242603 $1.070813 $1.398569 $1.365232 $1.240761	156,570.585 175,218.693 192,177.633 308,869.094 219,357.060 96,424.728 47,008.665 69,342.161 71,003.662 139,078.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.128063 $0.930640 $0.798597 $0.906567 $0.848389 $0.628047 $1.068720 $1.000000	$0.988149 $1.128063 $0.930640 $0.798597 $0.906567 $0.848389 $0.628047 $1.068720	435,884.472 559,271.078 889,035.329 534,783.731 444,903.009 182,213.043 0.000 0.000
67

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.031050 $1.932988 $1.670944 $1.617947 $1.459830 $1.005852 $1.364274 $1.358978 $1.242598 $1.238110	$2.081644 $2.031050 $1.932988 $1.670944 $1.617947 $1.459830 $1.005852 $1.364274 $1.358978 $1.242598	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.786983 $1.705007 $1.477238 $1.433577 $1.296588 $0.895692 $1.219169 $1.215935 $1.115140 $1.114504	$1.824943 $1.786983 $1.705007 $1.477238 $1.433577 $1.296588 $0.895692 $1.219169 $1.215935 $1.115140	316,114.571 388,717.808 313,956.649 321,649.431 200,120.103 104,999.696 25,685.242 29,406.325 26,425.753 16,272.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.008017 $1.022598 $1.037453 $1.052391 $1.067619 $1.081681 $1.071763 $1.035327 $1.002846 $0.988833	$0.993687 $1.008017 $1.022598 $1.037453 $1.052391 $1.067619 $1.081681 $1.071763 $1.035327 $1.002846	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.999707 $1.014163 $1.028870 $1.043731 $1.058783 $1.074033 $1.066572 $1.033025 $1.003109 $0.991554	$0.985468 $0.999707 $1.014163 $1.028870 $1.043731 $1.058783 $1.074033 $1.066572 $1.033025 $1.003109	1,572,312.649 2,300,756.947 1,619,059.402 1,820,396.255 832,940.721 327,115.752 13,012.760 20,483.786 0.000 30,159.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.123255 $1.025551 $0.960780 $1.000000	$1.147250 $1.123255 $1.025551 $0.960780	2,115,331.031 2,153,750.841 1,362,182.250 63,239.853
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.089209 $1.032030 $0.980590 $1.000000	$1.112361 $1.089209 $1.032030 $0.980590	1,549,906.081 1,581,102.259 1,790,855.390 797,661.706
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.155650 $1.006296 $0.920162 $1.000000	$1.175873 $1.155650 $1.006296 $0.920162	2,753,960.421 2,731,751.315 2,134,762.689 571,305.290
68

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.327971 $1.378038 $1.329737 $1.253620 $1.218154 $1.182977 $1.114773 $1.066512 $1.047667 $1.039627	$1.369923 $1.327971 $1.378038 $1.329737 $1.253620 $1.218154 $1.182977 $1.114773 $1.066512 $1.047667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.280950 $1.332660 $1.289365 $1.219176 $1.186736 $1.155450 $1.091334 $1.046724 $1.030345 $1.02934	$1.318466 $1.280950 $1.332660 $1.289365 $1.219176 $1.186736 $1.155450 $1.091334 $1.046724 $1.030345	3,743,794.917 3,168,927.200 5,768,307.835 3,480,980.343 2,837,726.566 1,364,255.389 317,739.222 70,274.870 67,568.755 66,132.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.249927 $1.300387 $1.258138 $1.189654 $1.157997 $1.155450 $1.091334 $1.046724 $1.030345 $1.000000	$1.286543 $1.249927 $1.300387 $1.258138 $1.189654 $1.157997 $1.127470 $1.091334 $1.046724 $1.030345	82,803.697 87,866.725 279,688.477 820,730.897 174,002.939 453,177.032 545,258.509 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.667255 $1.578072 $1.508433 $1.502986 $1.395168 $1.078005 $1.732544 $1.481679 $1.355393 $1.323592	$1.734799 $1.667255 $1.578072 $1.508433 $1.502986 $1.395168 $1.078005 $1.732544 $1.481679 $1.355393	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.403412 $1.332021 $1.277400 $1.274662 $1.184730 $0.916333 $1.475629 $1.265673 $1.160386 $1.136901	$1.457450 $1.403412 $1.332021 $1.277400 $1.274662 $1.184730 $0.916333 $1.475629 $1.265673 $1.160386	1,524,216.915 1,601,095.071 1,366,383.703 1,011,484.647 201,577.460 24,318.848 11,276.036 10,894.007 13,152.414 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.782238 $1.653241 $1.560886 $1.542507 $1.436553 $1.163811 $1.498046 $1.428670 $1.324236 $1.277188	$1.795205 $1.782238 $1.653241 $1.560886 $1.542507 $1.436553 $1.163811 $1.498046 $1.428670 $1.324236	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
69

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.519641 $1.413197 $1.337547 $1.325646 $1.237147 $1.004849 $1.297074 $1.239782 $1.152354 $1.113257	$1.527105 $1.519641 $1.413197 $1.337547 $1.325646 $1.237147 $1.004849 $1.297074 $1.239782 $1.152354	3,409,164.462 3,469,738.414 3,175,061.693 2,597,194.762 1,701,792.754 1,080,285.699 356,345.213 15,750.687 15,761.702 15,774.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.080340 $1.664289 $1.499634 $1.608482 $1.419552 $1.109349 $1.864491 $1.755524 $1.540334 $1.392203	$2.106577 $2.080340 $1.664289 $1.499634 $1.608482 $1.419552 $1.109349 $1.864491 $1.755524 $1.540334	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.718394 $1.379318 $1.245136 $1.339442 $1.185233 $0.928202 $1.563178 $1.474838 $1.297880 $1.176385	$1.735111 $1.718394 $1.379318 $1.245136 $1.339442 $1.185233 $0.928202 $1.563178 $1.474838 $1.297880	658,457.709 703,460.118 461,568.547 439,971.092 516,037.444 227,260.883 29,894.454 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.920914 $1.716967 $1.591799 $1.605420 $1.475578 $1.184290 $1.622914 $1.525227 $1.387971 $1.310482	$1.945848 $1.920914 $1.716967 $1.591799 $1.605420 $1.475578 $1.184290 $1.622914 $1.525227 $1.387971	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.625397 $1.456261 $1.354114 $1.369702 $1.261663 $1.014235 $1.394203 $1.312981 $1.197677 $1.134146	$1.643977 $1.625397 $1.456261 $1.354114 $1.369702 $1.261663 $1.014235 $1.394203 $1.312981 $1.197677	16,354,792.754 16,805,902.053 14,588,536.430 9,523,460.938 5,450,571.668 3,466,137.100 2,131,072.926 1,316,890.940 825,340.444 1,228,863.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.019897 $1.716481 $1.573940 $1.629511 $1.466475 $1.160855 $1.751641 $1.648407 $1.469013 $1.355878	$2.042231 $2.019897 $1.716481 $1.573940 $1.629511 $1.466475 $1.160855 $1.751641 $1.648407 $1.469013	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
70

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.693148 $1.442927 $1.326365 $1.376904 $1.242720 $0.985945 $1.491253 $1.406666 $1.256844 $1.162203	$1.709797 $1.693148 $1.442927 $1.326365 $1.376904 $1.242720 $0.985945 $1.491253 $1.406666 $1.256844	10,048,212.159 10,607,916.628 10,952,067.708 9,586,518.504 8,525,527.091 6,633,600.123 4,883,318.597 2,336,684.927 1,609,348.361 114,999.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.183130 $1.700502 $1.544254 $1.524892 $1.400690 $1.246594 $1.913059 $1.854921 $1.609415 $1.408205	$2.413814 $2.183130 $1.700502 $1.544254 $1.524892 $1.400690 $1.246594 $1.913059 $1.854921 $1.609415	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.910269 $1.491576 $1.357602 $1.344212 $1.238030 $1.104513 $1.699516 $1.652436 $1.437423 $1.259988	$2.107723 $1.910269 $1.491576 $1.357602 $1.344212 $1.238030 $1.104513 $1.699516 $1.652436 $1.437423	289,597.502 303,330.442 995,903.230 412,019.021 379,987.629 67,413.183 39,953.762 68,353.600 70,869.162 19,483.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.503659 $1.334384 $1.232226 $1.301078 $1.203581 $1.000000	$1.506727 $1.503659 $1.334384 $1.232226 $1.301078 $1.203581	8,412,567.472 8,392,071.552 8,768,432.754 7,221,970.094 3,647,442.894 444,979.141
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.625724 $1.468069 $1.353885 $1.323908 $1.207351 $1.000000	$1.683737 $1.625724 $1.468069 $1.353885 $1.323908 $1.207351	7,144,243.242 7,185,405.943 5,794,650.190 1,918,394.123 1,283,916.298 225,934.181
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.577364 $2.516683 $2.038566 $2.193932 $1.924245 $1.463179 $2.576331 $2.801761 $1.997737 $1.785976	$2.885140 $2.577364 $2.516683 $2.038566 $2.193932 $1.924245 $1.463179 $2.576331 $2.801761 $1.997737	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
71

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.981700 $1.938555 $1.573723 $1.698562 $1.494522 $1.139947 $2.011267 $2.192002 $1.566920 $1.404441	$2.213060 $1.981700 $1.938555 $1.573723 $1.698562 $1.494522 $1.139947 $2.011267 $2.192002 $1.566920	491,078.393 479,677.718 416,855.230 343,965.307 279,340.789 128,093.284 72,663.786 117,246.778 121,511.890 122,986.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.074012 $0.968818 $0.873854 $0.958753 $0.882282 $0.692094 $1.102600 $1.031107 $1.000000	$1.050317 $1.074012 $0.968818 $0.873854 $0.958753 $0.882282 $0.692094 $1.102600 $1.031107	4,233,222.952 4,075,622.546 3,624,381.956 2,281,037.976 1,480,059.719 950,986.436 389,646.651 94,551.850 39,601.397
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.145915 $0.976752 $0.880881 $1.001949 $0.985894 $0.986576	$1.217982 $1.145915 $0.976752 $0.880881 $1.001949 $0.985894	1,824,507.441 1,992,452.186 812,179.356 339,472.711 276,338.773 9,688.428
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.325814 $1.713499 $1.501667 $1.533045 $1.385389 $0.996766 $1.605387 $1.460612 $1.453217 $1.295599	$2.520856 $2.325814 $1.713499 $1.501667 $1.533045 $1.385389 $0.996766 $1.605387 $1.460612 $1.453217	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.941230 $1.434362 $1.260948 $1.289142 $1.167968 $0.842210 $1.358638 $1.238743 $1.236880 $1.105316	$2.100800 $1.941230 $1.434362 $1.260948 $1.289142 $1.167968 $0.842210 $1.358638 $1.238743 $1.236880	745,758.531 773,535.364 715,933.583 401,468.733 203,116.475 32,731.194 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.040160 $1.078200 $1.044277 $1.000000	$1.077612 $1.040160 $1.078200 $1.044277	1,235,496.060 892,059.582 713,773.930 164,109.511
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.102042 $1.609233 $1.403252 $1.413111 $1.244697 $0.974413 $1.577968 $1.531486 $1.347338 $1.321125	$2.365916 $2.102042 $1.609233 $1.403252 $1.413111 $1.244697 $0.974413 $1.577968 $1.531486 $1.347338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
72

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.794969 $1.378131 $1.204378 $1.216044 $1.074129 $0.842671 $1.368371 $1.331057 $1.174551 $1.154615	$2.016474 $1.794969 $1.378131 $1.204378 $1.216044 $1.074129 $0.842671 $1.368371 $1.331057 $1.174551	38,529.234 20,109.571 7,156.669 7,907.563 41,868.222 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.919849 $1.481498 $1.250107 $1.246623 $1.029707 $0.985159	$2.176034 $1.919849 $1.481498 $1.250107 $1.246623 $1.029707	819,169.441 568,499.345 579,315.449 203,748.518 19,155.821 1,942.300
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.094347 $1.054421 $0.995446 $1.000000	$1.146449 $1.094347 $1.054421 $0.995446	3,272,594.631 3,225,321.221 2,145,480.996 268,625.499
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.088082 $1.009242 $1.000000	$1.163517 $1.088082 $1.009242	844,723.300 744,115.483 196,767.351
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.144447 $1.004290 $1.000000	$1.220346 $1.144447 $1.004290	1,889,902.863 1,664,528.664 746,651.770
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.115229 $0.989890 $1.000000	$1.187726 $1.115229 $0.989890	465,846.820 407,444.877 132,726.791
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.230996 $1.916593 $1.591826 $1.795452 $1.648442 $1.260400 $1.976160 $1.836855 $1.514127 $1.360930	$2.085317 $2.230996 $1.916593 $1.591826 $1.795452 $1.648442 $1.260400 $1.976160 $1.836855 $1.514127	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.923969 $1.657385 $1.379745 $1.559026 $1.433854 $1.100031 $1.731400 $1.613538 $1.331666 $1.201664	$1.793873 $1.923969 $1.657385 $1.379745 $1.559026 $1.433854 $1.100031 $1.731400 $1.613538 $1.331666	295,218.284 240,490.089 225,864.414 153,286.103 120,386.387 36,451.188 1,547.277 865.304 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.458230 $1.682201 $1.477060 $1.590819 $1.266415 $1.004441 $1.601438 $1.608121 $1.376026 $1.341240	$2.568572 $2.458230 $1.682201 $1.477060 $1.590819 $1.266415 $1.004441 $1.601438 $1.608121 $1.376026	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
73

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.028022 $1.391219 $1.225218 $1.322118 $1.055408 $0.839340 $1.341885 $1.351122 $1.158708 $1.132370	$2.114734 $2.028022 $1.391219 $1.225218 $1.322118 $1.055408 $0.839340 $1.341885 $1.351122 $1.158708	181,964.471 197,964.677 150,111.581 111,310.286 79,872.794 53,896.455 33,675.245 0.000 0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.638419 $1.923689 $1.789250 $1.945703 $1.474140 $0.931445 $1.759460 $1.456838 $1.344709 $1.268412	$2.601082 $2.638419 $1.923689 $1.789250 $1.945703 $1.474140 $0.931445 $1.759460 $1.456838 $1.344709	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.126444 $1.553916 $1.449380 $1.579638 $1.199677 $0.760101 $1.439801 $1.195039 $1.106231 $1.045763	$2.090582 $2.126444 $1.553916 $1.449380 $1.579638 $1.199677 $0.760101 $1.439801 $1.195039 $1.106231	343,420.578 308,532.277 297,872.311 381,600.780 110,730.135 20,830.417 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.083225 $1.789631 $1.612978 $1.572824 $1.285547 $1.032635 $1.549833 $1.384106 $1.286707 $1.209028	$2.275428 $2.083225 $1.789631 $1.612978 $1.572824 $1.285547 $1.032635 $1.549833 $1.384106 $1.286707	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.902070 $1.638701 $1.479209 $1.446345 $1.184420 $0.954116 $1.435639 $1.284730 $1.198546 $1.128013	$2.071706 $1.902070 $1.638701 $1.479209 $1.446345 $1.184420 $0.954116 $1.435639 $1.284730 $1.198546	1,016,040.565 842,376.693 791,103.976 599,815.192 482,772.366 17,073.865 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.014840 $0.920507 $0.924841 $0.971311 $1.020733 $0.998164	$1.078671 $1.014840 $0.920507 $0.924841 $0.971311 $1.020733	572,459.952 569,472.410 432,130.250 466,024.885 426,111.042 0.000
74

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.960037 $0.900521 $0.899919 $0.986536 $1.022483 $0.997270	$1.028857 $0.960037 $0.900521 $0.899919 $0.986536 $1.022483	365,946.840 416,993.704 815,285.573 388,176.473 266,782.104 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.995227 $0.864397 $0.870991 $0.999711 $1.021402 $0.996402	$1.043729 $0.995227 $0.864397 $0.870991 $0.999711 $1.021402	702,382.739 482,766.722 278,875.970 255,359.031 198,336.620 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.467303 $1.527475 $1.440946 $1.375555 $1.801837 $1.138195 $1.187911 $1.106232 $1.076893 $1.067601	$1.513929 $1.467303 $1.527475 $1.440946 $1.375555 $1.801837 $1.138195 $1.187911 $1.106232 $1.076893	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.400293 $1.460992 $1.381152 $1.322457 $1.254615 $1.099610 $1.150981 $1.073277 $1.047948 $1.041918	$1.440173 $1.400293 $1.460992 $1.381152 $1.322457 $1.254615 $1.099610 $1.150981 $1.073277 $1.047948	4,595,160.868 5,034,290.122 4,642,543.181 3,423,302.212 2,798,387.131 516,654.727 93,184.599 78,134.294 57,208.730 157,783.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$0.996489 $1.117668 $1.066773 $1.000000	$1.015425 $0.996489 $1.117668 $1.066773	1,581,271.408 1,701,464.111 1,350,068.067 392,092.038
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.120593 $0.222882 $0.320439 $0.406096 $0.562527 $1.000000	$0.088461 $0.120593 $0.222882 $0.320439 $0.406096 $0.562527	799,775.573 767,872.685 5,351,275.553 4,801,391.878 101,066.151 22,378.551
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.754930 $1.308732 $1.144251 $1.194966 $0.932162 $0.661780 $1.000000	$1.815188 $1.754930 $1.308732 $1.144251 $1.194966 $0.932162 $0.661780	556,115.623 454,336.841 444,042.521 458,750.933 285,899.924 120,005.855 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.238070 $2.280133 $1.999594 $1.994769 $1.505427 $1.101102 $1.752433 $1.622101 $1.588575 $1.456967	$3.400845 $3.238070 $2.280133 $1.999594 $1.994769 $1.505427 $1.101102 $1.752433 $1.622101 $1.588575	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
75

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.379440 $1.692561 $1.487913 $1.486941 $1.125237 $0.825244 $1.316532 $1.222358 $1.199958 $1.102654	$2.510720 $2.397440 $1.692561 $1.487913 $1.486941 $1.125237 $0.825244 $1.316532 $1.222358 $1.199958	1,011,449.166 1,005,387.527 900,182.728 323,986.238 141,689.768 49,865.209 38,061.119 36,616.139 20,658.185 15,014.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.259745 $1.722380 $1.491913 $1.548604 $1.318295 $0.919744 $1.611151 $1.496248 $1.375719 $1.275522	$2.450087 $2.259745 $1.722380 $1.491913 $1.548604 $1.318295 $0.919744 $1.611151 $1.496248 $1.375719	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.998349 $1.526500 $1.325698 $1.379847 $1.177591 $0.823424 $1.445474 $1.346150 $1.240764 $1.153477	$2.161783 $1.998349 $1.526500 $1.325698 $1.379847 $1.177591 $0.823424 $1.445474 $1.346150 $1.240764	784,803.875 832,544.214 609,161.910 116,973.472 67,682.263 50,039.321 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.187365 $1.784644 $1.550875 $1.835737 $1.716770 $1.383558 $2.294843 $2.014033 $1.654282 $1.474810	$2.044304 $2.187365 $1.784644 $1.550875 $1.835737 $1.716770 $1.383558 $2.294843 $2.014033 $1.654282	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.816856 $1.485595 $1.294475 $1.537123 $1.441191 $1.163377 $1.936438 $1.704347 $1.403570 $1.253278	$1.694533 $1.816856 $1.485595 $1.294475 $1.537123 $1.441191 $1.163377 $1.936438 $1.704347 $1.403570	69,117.004 83,952.731 66,963.928 90,453.817 69,221.839 26,916.728 4,638.080 3,665.816 0.000 0.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.203436 $1.095640 $1.025491 $1.025296 $0.939686 $0.818076 $1.000000	$1.240208 $1.203436 $1.095640 $1.025491 $1.025296 $0.939686 $0.818076	17,366,172.632 17,430,230.316 11,183,914.657 6,380,099.160 3,060,672.033 1,829,730.460 18,350.147
76

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.219078 $1.150791 $1.095100 $1.076773 $0.998308 $0.999961	$1.264637 $1.219078 $1.150791 $1.095100 $1.076773 $0.998308	2,334,440.017 2,590,559.911 2,195,124.738 1,792,046.151 1,095,430.741 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.225141 $1.046374 $0.951668 $0.976511 $0.876656 $0.722004 $1.000000	$1.255590 $1.225141 $1.046374 $0.951668 $0.976511 $0.876656 $0.722004	23,556,425.121 21,428,791.974 13,449,180.238 8,486,437.762 4,277,333.889 2,158,974.156 250,381.493
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.158872 $1.653396 $1.482295 $1.562048 $1.345104 $1.056237 $1.984699 $1.731634 $1.615864 $1.406617	$2.364298 $2.158872 $1.653396 $1.482295 $1.562048 $1.345104 $1.056237 $1.984699 $1.731634 $1.615864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.778797 $1.365732 $1.227730 $1.296434 $1.119511 $0.881127 $1.660874 $1.452108 $1.359175 $1.185805	$1.943310 $1.778797 $1.365732 $1.227730 $1.296434 $1.119511 $0.881127 $1.660874 $1.452108 $1.359175	230,618.990 200,376.363 231,664.205 232,639.235 54,911.340 39,651.476 34,995.182 45,765.008 46,620.980 34,977.000

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946 $1.046993 $1.014966	$1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946 $1.046993	62,305.261 103,470.983 73,375.603 55,815.098 57,463.902 59,728.631 54,319.560 64,023.201 57,950.143 50,298.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626 $0.858880 $0.758307	$1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626 $0.858880	0.000 0.000 0.000 0.000 0.000 0.000 18,949.319 0.000 0.000 0.000
77

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533 $1.172486 $1.019188	$2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533 $1.172486	325,457.339 289,823.289 288,139.824 318,703.318 326,101.472 227,286.407 249,829.073 283,549.242 365,685.900 277,304.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215 $1.212580 $1.164636	$1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215 $1.212580	99,376.691 99,514.414 99,663.051 114,748.420 75,761.800 77,457.366 96,385.544 96,945.942 65,367.620 185,882.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250 $0.825131 $0.793008	$1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250 $0.825131	13,350.524 13,350.524 13,350.524 13,350.524 31,359.025 33,363.380 35,590.575 43,279.097 50,606.826 43,310.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989 $0.820943 $0.791876 $0.738821	$1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989 $0.820943 $0.791876	1,373.807 1,420.095 1,465.527 1,513.208 1,561.914 1,609.504 17,178.444 28,042.298 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076 $1.835788 $1.577251	$3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076 $1.835788	197,769.973 207,250.736 215,685.890 222,723.979 229,799.610 232,964.502 276,372.323 368,163.432 334,904.195 338,763.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568 $1.317677 $1.304413	$2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568 $1.317677	32,499.355 33,211.521 58,867.247 47,551.965 54,687.193 57,427.779 61,876.593 74,280.687 77,864.031 98,037.000
78

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390 $1.000000	$1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	29,433.221 29,459.819 29,488.080 29,519.984 29,555.097 40,940.206 15,661.668 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440 $1.000000	$1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	34,419.630 34,419.630 39,692.579 39,692.579 16,703.615 34,003.972 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.329079 $0.964032 $1.000000	$1.417786 $1.329079 $0.964032	3,519.606 3,524.991 3,530.986
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880 $1.132885 $1.089564	$1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880 $1.132885	0.000 0.000 0.000 0.000 622.873 635.576 648.542 661.772 2,736.750 2,751.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748 $0.496441 $0.449324	$1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748 $0.496441	7,548.215 7,554.652 7,562.234 7,571.600 9,060.966 9,071.675 9,084.557 9,093.465 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023 $0.755725 $0.649729 $0.624061	$0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023 $0.755725 $0.649729	9,972.124 46,637.671 46,818.580 52,749.340 53,095.216 57,742.597 44,844.599 10,053.037 4,404.633 7,719.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503 $1.196244 $1.102643	$2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503 $1.196244	1,074.915 1,111.134 1,146.685 1,184.000 1,222.118 1,259.351 2,593.999 0.000 3,794.910 3,801.000
79

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.213026 $1.248356 $1.201853 $1.134074 $1.052712 $1.000000	$1.255114 $1.213026 $1.248356 $1.201853 $1.134074 $1.052712	21,698.900 21,698.900 37,298.135 37,298.135 32,934.974 12,384.714
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.495662 $1.912751 $1.611319 $1.599271 $1.313562 $0.939822 $1.426869 $1.412294 $1.225618 $1.137897	$2.833017 $2.495662 $1.912751 $1.611319 $1.599271 $1.313562 $0.939822 $1.426869 $1.412294 $1.225618	6,996.483 6,996.483 6,996.483 6,996.483 6,996.483 7,002.697 7,846.160 15,679.045 63,488.386 63,495.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.579549 $1.838174 $1.556915 $1.657773 $1.322277 $0.875781 $1.305747 $1.403717 $1.237601 $1.213425	$2.788024 $2.579549 $1.838174 $1.556915 $1.657773 $1.322277 $0.875781 $1.305747 $1.403717 $1.237601	2,176.244 2,180.831 6,478.156 6,488.021 6,497.850 6,508.562 7,969.678 15,612.349 14,434.153 12,906.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.283032 $1.699489 $1.464900 $1.513632 $1.351339 $1.000000	$2.564513 $2.283032 $1.699489 $1.464900 $1.513632 $1.351339	0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363 $1.066994 $1.030063	$2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363 $1.066994	1,072.888 19,402.871 19,403.963 18,328.946 18,328.946 10,437.772 4,290.736 4,298.611 4,303.148 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957 $1.163589 $1.149960	$1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957 $1.163589	28,071.476 28,082.485 28,866.266 45,360.823 46,031.715 29,691.118 28,894.569 28,917.200 73,405.261 72,461.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077 $1.000000	$0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077	32,645.440 32,645.440 32,645.440 32,645.440 12,532.064 0.000 0.000 0.000
80

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548 $1.219659 $1.121465	$2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548 $1.219659	63,418.146 57,885.502 83,181.830 81,668.549 127,185.145 157,390.187 126,358.796 139,333.777 167,703.277 138,029.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616 $1.372479 $1.352646	$1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616 $1.372479	126,304.962 268,180.448 323,812.358 178,134.099 253,202.757 276,140.164 614,347.547 378,078.571 241,177.666 296,890.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147 $1.538696 $1.526143	$2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147 $1.538696	184,056.278 200,641.143 218,888.785 329,970.509 377,383.528 538,219.142 520,358.020 574,941.083 751,153.756 851,518.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357 $1.287698 $1.256871	$1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357 $1.287698	40,725.618 41,057.988 39,894.170 37,744.919 38,367.572 11,821.583 13,020.716 16,084.943 20,632.807 22,812.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265 $1.220383 $1.176448	$1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265 $1.220383	35,716.117 35,716.117 67,314.134 106,252.524 130,758.722 137,937.370 144,771.990 74,203.464 77,035.664 77,064.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629 $1.294993 $1.169884	$1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629 $1.294993	82,870.738 83,519.538 45,480.618 49,927.661 31,855.243 31,931.991 23,922.067 46,459.342 11,520.090 11,520.000
81

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733 $1.244946 $1.174865	$1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733 $1.244946	508,985.409 615,879.096 625,756.798 668,706.598 857,598.433 748,053.997 860,211.123 672,159.819 621,812.202 530,718.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364 $1.278529 $1.179485	$1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364 $1.278529	63,210.271 30,193.966 90,803.223 124,926.702 145,073.674 221,107.282 328,672.748 341,564.437 339,616.224 371,782.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501 $1.513729 $1.323836	$2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501 $1.513729	1,585,069.852 1,801,685.542 2,072,040.619 2,289,679.928 2,696,780.969 1,263,836.701 48,720.356 186,577.302 119,892.251 97,289.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	3,917.237 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764 $1.825716 $1.631387	$2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764 $1.825716	13,842.153 13,849.691 13,857.933 13,867.062 7,679.242 10,371.015 9,866.312 20,448.757 79,080.487 75,316.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445 $1.000000	$1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
82

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116 $0.910023 $0.810917	$1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116 $0.910023	1,280,833.747 1,363,483.878 1,631,936.690 2,010,431.649 2,220,614.591 239,710.476 246,938.423 252,307.547 275,817.954 348,996.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237 $1.480999 $1.451467	$2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237 $1.480999	230,902.671 212,769.414 227,271.323 339,643.999 374,509.051 430,804.301 437,023.016 537,812.270 608,512.217 664,454.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	15,511.255 15,304.626 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202 $0.993791 $0.892808	$1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202 $0.993791	49,144.584 49,154.856 49,166.042 50,143.434 8,013.560 8,076.226 6,649.376 21,383.718 12,510.198 12,390.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898 $1.136546 $1.107261	$2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898 $1.136546	33,026.941 20,201.192 20,240.117 20,280.868 87,886.261 21,173.636 51,842.247 21,876.587 35,988.858 28,937.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984 $0.753727 $0.710611	$1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984 $0.753727	26,326.063 34,879.322 36,555.652 80,789.571 66,790.173 55,836.230 42,393.968 42,393.968 0.000 0.000
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575 $1.232622 $1.157655	$2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575 $1.232622	23,191.566 23,191.566 23,191.566 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454 $1.132042 $1.121717	$1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454 $1.132042	244,451.446 271,387.130 344,211.080 518,073.418 505,869.221 463,481.202 389,942.156 408,016.733 414,698.425 335,443.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698 $4.575107 $4.084993	$10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698 $4.575107	276,298.607 320,498.353 373,516.375 495,672.487 541,638.013 608,328.325 658,188.988 737,125.315 864,126.628 1,061,030.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411 $0.897026 $0.822294	$1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411 $0.897026	153,367.858 180,817.479 199,364.035 201,460.756 189,760.337 114,717.600 116,459.130 101,826.133 91,768.327 95,478.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380 $3.175486 $2.942759	$5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380 $3.175486	309,653.337 337,387.187 424,745.479 571,488.935 644,399.810 658,296.797 686,348.279 744,862.123 832,361.331 965,987.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012 $1.687937 $1.504078	$2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012 $1.687937	417,228.094 477,953.761 563,587.096 662,690.280 723,127.330 812,211.546 923,746.635 1,047,686.604 1,378,640.522 1,589,513.000
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646 $1.000000	$1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646	36,283.137 37,902.191 39,449.278 0.000 0.000 0.000 0.000
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	0.000 0.000 0.000 0.000 0.000 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776 $1.000000	$1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776	10,068.328 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483 $0.879044 $0.764836	$1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483 $0.879044	2,312,757.432 2,620,287.862 3,013,141.745 3,564,060.266 3,857,053.136 4,055,320.219 4,260,016.604 4,974,429.648 5,996,460.293 180,864.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2)(4) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	851,965.281 798,476.043 756,688.883 732,643.205 443,961.481 15,857.108 0.000
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197 $1.166530 $1.129734	$1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197 $1.166530	2,068,742.004 1,985,358.244 1,525,193.630 359,095.500 298,066.775 48,906.391 11,198.554 1,703.788 0.000 0.000
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725 $1.156857 $1.020390	$1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725 $1.156857	178,631.451 183,727.752 246,309.437 299,073.798 227,654.389 39,745.459 28,151.423 28,274.344 1,319.024 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	6,516,103.382 6,297,985.380 5,667,585.132 4,055,164.238 1,230,882.897 9,853.806
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	2,119,727.535 2,147,845.313 1,417,310.029 760,121.351 393,190.342 9,975.985
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	1,101,691.274 1,036,540.899 624,005.600 487,794.766 221,314.613 9,925.859
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	536,102.498 514,350.477 370,497.008 256,541.032 126,886.233 9,838.747
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	3,251,942.147 2,998,324.288 1,753,316.155 1,104,820.580 146,396.068 10,245.288
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	3,726,485.154 3,743,401.601 3,532,953.046 3,322,028.449 2,193,524.784 962,030.914 23,761.011
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294 $1.431098 $1.242763	$2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294 $1.431098	3,004,480.056 2,826,583.901 1,311,486.347 762,897.141 496,516.200 232,778.514 124,274.018 117,164.901 51,255.706 19,642.000
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871 $1.203501 $1.154787	$1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871 $1.203501	225,444.978 266,919.399 373,223.969 412,912.173 234,635.023 27,265.098 17,880.510 27,298.193 8,767.116 7,031.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133 $1.033325 $0.992121	$1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133 $1.033325	182,315.958 184,377.799 198,214.131 214,074.323 140,289.322 68,831.482 13,120.108 13,120.108 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182 $1.679083 $1.441197	$3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182 $1.679083	591,762.538 541,957.154 879,419.815 318,618.010 171,199.569 73,921.943 60,384.852 58,919.960 40,191.385 6,971.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528 $1.322459 $1.307865	$2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528 $1.322459	1,418,296.024 1,188,959.470 332,482.658 256,364.720 125,174.676 13,197.133 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2014 2013 2012 2011 2010 2009 2008	$1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	865,565.632 954,367.058 1,122,166.935 987,114.844 640,415.326 242,679.882 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	2,760,523.968 3,311,254.011 4,027,378.684 1,993,609.989 725,082.068 558,942.861 414,141.729 348,868.572
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072 $1.000000	$1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072	283,304.611 337,315.353 382,825.790 388,750.000 513,078.478 377,230.103 300,540.262 263,370.577
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	460,099.185 472,030.470 477,263.710 363,494.868 49,948.721 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.331264 $0.964665 $1.000000	$1.421529 $1.331264 $0.964665	55,080.934 55,365.770 55,601.437
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676 $1.136976 $1.092421	$1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676 $1.136976	116,425.399 120,236.526 122,426.661 124,820.893 132,943.631 57,902.473 2,651.121 2,541.150 2,716.271 2,977.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633 $1.395231 $1.261578	$2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633 $1.395231	61,543.043 62,198.516 62,838.153 65,037.212 63,908.833 8,260.456 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022 $1.025549 $0.984054	$1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022 $1.025549	95,378.390 124,244.234 154,117.027 165,624.374 76,045.430 53,110.378 37,088.063 27,754.435 0.000 0.000
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.218650 $1.252905 $1.205033 $1.135954 $1.053431 $1.000000	$1.262173 $1.218650 $1.252905 $1.205033 $1.135954 $1.053431	281,350.969 308,026.354 355,120.165 402,622.920 429,555.406 206,049.464
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.507235 $1.919725 $1.615604 $1.601944 $1.314457 $0.944162 $1.432037 $1.416010 $1.227627 $1.138642	$2.848971 $2.507235 $1.919725 $1.615604 $1.601944 $1.314457 $0.944162 $1.432037 $1.416010 $1.227627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.591500 $1.844865 $1.561029 $1.660515 $1.323155 $0.879817 $1.310470 $1.407397 $1.239623 $1.214218	$2.803702 $2.591500 $1.844865 $1.561029 $1.660515 $1.323155 $0.879817 $1.310470 $1.407397 $1.239623	511.038 557.272 599.975 647.365 700.588 750.026 966.466 1,072.265 7,383.841 6,282.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.293610 $1.705681 $1.468784 $1.516157 $1.352270 $1.000000	$2.578933 $2.293610 $1.705681 $1.468784 $1.516157 $1.352270	24,194.141 24,467.913 24,728.400 25,007.713 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842 $1.070861 $1.032777	$2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842 $1.070861	353,804.830 1,063,212.555 1,353,506.493 661,536.470 106,870.560 25,834.681 3,812.610 3,368.624 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878 $1.167818 $1.53001	$1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878 $1.167818	616,206.161 658,607.331 713,904.647 746,079.051 510,551.853 341,765.201 90,147.881 72,560.252 50,881.653 16,569.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777 $1.000000	$0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777	782,360.192 974,076.727 1,037,147.975 665,293.488 403,241.241 218,736.164 130,657.426 61,087.667
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181 $1.252826 $1.246462	$2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181 $1.252826	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516 $1.177206 $1.174817	$1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516 $1.177206	1,158,642.666 1,110,540.106 973,276.830 581,503.332 181,122.316 28,159.355 20,228.834 22,021.416 6,645.652 6,940.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621 $1.006491 $0.990971	$1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621 $1.006491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Money Market - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653 $1.002241 $0.989235	$0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653 $1.002241	2,453,029.110 2,595,535.133 5,412,264.559 4,822,429.032 2,188,216.808 1,385,586.053 662,191.715 562,831.585 3,077.360 82,848.000
TA Aegon Tactical Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.127698 $1.028090 $0.961731 $1.000000	$1.153485 $1.127698 $1.028090 $0.961731	12,188,084.968 12,106,783.020 5,788,423.953 186,048.180
TA Aegon Tactical Vanguard ETF - Conservative - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.093530 $1.034599 $0.981563 $1.000000	$1.118419 $1.093530 $1.034599 $0.981563	4,281,595.562 4,438,423.919 3,242,168.111 1,612,580.323
TA Aegon Tactical Vanguard ETF - Growth - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.160229 $1.008787 $0.921070 $1.000000	$1.182270 $1.160229 $1.008787 $0.921070	4,302,956.954 4,289,485.774 3,233,708.345 857,704.899
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955 $1.090697 $1.080729	$1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955 $1.090697	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980 $1.013133	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	3,416,293.030 4,041,142.671 7,412,869.549 6,684,063.136 4,471,508.745 1,422,423.952 78,519.582 46,600.889 49,992.154 41,575.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.058647 $1.040541 $1.033562	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.058647 $1.040541	361,057.616 219,046.022 1,622,147.413 3,095441.227 1,134,317.937 1,630,140.082 1,781,689.599 46,584.571 0.000 0.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865 $1.292368 $1.260191	$1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865 $1.292368	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300 $1.317623 $1.289055	$1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300 $1.317623	2,501,895.311 2,674,294.596 2,520,735.382 1,734,087.483 248,122.034 133,842.546 121,077.253 94,199.282 49,395.588 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313 $1.224786 $1.179538	$1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313 $1.224786	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275 $1.297758 $1.251868	$1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275 $1.297758	10,622,431.276 11,744,215.134 10,432,196.592 7,249,592.355 5,301,783.846 4,101,805.621 2,338,433.763 368,696.607 119,943.355 3,211.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425 $1.299672 $1.172954	$1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425 $1.299672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771 $1.551604 $1.404276	$2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771 $1.551604	976,960.450 982,211.240 1,019,488.884 975,160.739 690,880.374 1,253,528.016 1,049,732.020 137,962.543 19,841.232 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068 $1.249478 $1.177978	$1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068 $1.249478	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812 $1.369719 $1.295146	$1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812 $1.369719	43,070,872.985 43,166,797.741 38,457,743.200 25,994,990.252 12,062,140.627 9,557,871.169 5,172,098.127 2,160,009.759 1,648,321.105 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971 $1.283146 $1.182586	$1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971 $1.283146	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730 $1.461149 $1.349136	$2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730 $1.461149	18,936,563.188 20,372,163.694 19,557,657.244 16,900,992.567 14,550,055.964 12,985,354.479 8,386,664.732 5,937,841.369 3,017,876.562 291,184.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985 $1.387034 $1.211837	$2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985 $1.387034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542 $1.677743 $1.468479	$2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542 $1.677743	1,002,597.822 990,900.758 1,920,039.807 1,252,373.684 545,229.522 163,783.661 93,627.840 17,461.215 15,436.607 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	14,010,419.819 14,782,945.052 14,012,230.627 12,583,877.897 7,520,428.560 2,238,914.395
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	13,483,680.473 13,606,709.503 9,810,656.013 4,479,004.090 2,278,525.793 470,951.866
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569 $1.832327 $1.635687	$2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569 $1.832327	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171 $1.855246 $1.660425	$2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171 $1.855246	415,275.752 432,578.631 331,894.372 145,749.242 49,107.468 14,260.914 18,905.716 19,233.755 14,410.543 8,656.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112 $1.000000	$1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112	6,947,349.540 7,188,083.995 5,652,741.639 4,053,958.025 3,360,270.105 2,502,832.847 1,828,199.626 694,300.252 7,807.413
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	3,191,908.176 2,724,222.231 1,269,229.142 480,625.706 145,733.591 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632 $1.159008 $1.031770	$2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632 $1.159008	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795 $1.451445 $1.295150	$2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795 $1.451445	1,574,810.075 1,540,000.497 1,419,449.433 886,971.570 364,771.640 78,833.733 2,559.216 2,685.936 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.044282 $1.080866 $1.045293 $1.000000	$1.083475 $1.044282 $1.080866 $1.045293	3,120,157.158 2,223,930.260 1,549,870.278 618,095.545
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033 $1.143780 $1.119870	$2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033 $1.143780	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626 $1.355718 $1.330739	$2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626 $1.355718	41,954.297 33,296.138 23,024.824 13,361.209 30,850.152 26,762.505 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	1,621,739.219 1,458,254.762 1,433,797.141 502,840.074 38,011.614 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.098662 $1.057019 $0.996413 $1.000000	$1.152670 $1.098662 $1.057019 $0.996413	5,847,715.692 6,962,512.022 4,885,499.132 916,324.797
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.090765 $1.010238 $1.000000	$1.168109 $1.090765 $1.010238	5,962,089.657 5,958,957.937 2,435,970.450
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2014 2013 2012	$1.147282 $1.005291 $1.000000	$1.225180 $1.147282 $1.005291	4,406,150.740 4,081,449.895 1,015,728.616
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2014 2013 2012	$1.117353 $0.990317 $1.000000	$1.191751 $1.117353 $0.990317	2,113,793.404 1,807,122.423 340,916.904
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170 $1.231481 $1.105264	$1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170 $1.231481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198 $1.573346 $1.417665	$2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198 $1.573346	181,093.323 157,620.137 140,880.443 50,608.630 45,524.160 6,274.425 859.345 1,514.525 1,524.413 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787 $1.135338 $1.105003	$2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787 $1.135338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512 $1.407373 $1.373361	$2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512 $1.407373	90,935.846 101,944.729 113,492.648 60,655.115 98,911.775 108,786.078 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871 $1.028462 $0.968672	$2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871 $1.028462	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000 $1.331937 $1.257274	$2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000 $1.331937	522,817.042 611,286.809 565,433.739 446,635.326 130,768.386 29,059.391 18,869.713 18,029.909 5,542.390 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481 $1.332696 $1.237092 $1.160714	$2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481 $1.332696 $1.237092	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028 $1.280899 $1.203735	$2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028 $1.280899	1,494,242.851 1,292,205.649 1,016,284.582 912,314.793 800,749.407 307,804.354 168,747.942 151,476.583 11,125.774 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	4,074,628.911 3,446,475.397 1,376,366.750 454,142.122 459,661.687 0.000
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	2,706,989.744 1,594,325.452 465,604.179 293,473.269 318,195.504 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	2,958,162.522 2,475,986.077 857,000.122 374,471.930 317,265.679 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829 $1.136148 $1.124682	$1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829 $1.136148	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309 $1.048392 $1.040825	$1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309 $1.048392	12,417,298.214 13,813,991.854 13,243,056.211 7,401,555.028 3,475,046.540 1,219,417.332 133,703.780 59,991.173 6,866.252 21,806.000
TA PineBridge Inflation Opportunities- Service Class(8) Subaccount Inception Date May 2, 2011	2014 2013 2012 2011	$1.000432 $1.120422 $1.067818 $1.000000	$1.020959 $1.000432 $1.120422 $1.067818	3,476,660.620 3,881,962.689 3,711,115.637 1,496,421.049
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2014 2013 2012 2011 2010 2009	$0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	1,530,164.328 1,048,357.771 6,053,023.326 5,964,615.355 222,729.233 1,197.677
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008	$1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	1,205,932.484 890,847.923 712,074.037 385,907.202 227,799.370 36,197.415 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498 $1.226760 $1.123465	$2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498 $1.226760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498 $1.580617 $1.450314	$3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498 $1.580617	1,356,401.667 1,363,319.399 1,236,186.372 514,349.653 191,672.736 43,952.099 23,227.413 31,894.403 16,904.736 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013 $1.255965 $1.162777	$2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013 $1.255965	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128 $1.378817 $1.279936	$2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128 $1.378817	1,179,592.028 1,160,442.078 988,892.500 137,171.910 134,825.427 73,937.283 25,196.584 18,277.146 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068 $1.390238 $1.237571	$1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068 $1.390238	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025 $1.684932 $1.502279	$2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025 $1.684932	167,216.317 173,551.288 116,924.547 71,341.785 67,986.347 16,045.242 15,718.089 16,412.659 4,836.223 4,862.000
TA Vanguard ETF - Balanced - Service Class Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	48,676,913.465 50,714,186.673 38,271,110.235 23,297,494.911 9,418,417.881 3,789,642.728 29,045.221
98

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF - Conservative - Service Class Subaccount Inception Date November 19, 2009	2014 2013 2012 2011 2010 2009	$1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	12,674,388.825 13,079,317.313 11,709,642.280 6,823,812.478 3,482,346.103 0.000
TA Vanguard ETF - Growth - Service Class(9) Subaccount Inception Date May 1, 2008	2014 2013 2012 2011 2010 2009 2008	$1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	44,874,791.123 42,066,295.552 29,416,200.293 21,916,533.907 16,371,292.840 7,926,176.014 339,979.103
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101 $1.248282	$2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640 $1.588512 $1.383835	$2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640 $1.588512	372,283.402 396,203.869 372,259.182 286,562.202 4,494.861 4,709.842 9,737.390 17,227.657 17,316.689 9,940.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(5) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234 $1.000000	$1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234	0.000 0.000 702.797 705.668 3,559.318 3,582.663 3,607.264 6,882.984 0.000 0.000
AB Large Cap Growth Portfolio – Class B(6) Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701 $0.864830 $1.000000	$1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701 $0.864830	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
99

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996 $1.000000	$2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996	47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 47,688.153 54,756.448 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753 $1.000000	$1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753	0.000 0.000 615.110 617.617 620,489 623.339 626.617 3,470.643 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834 $1.000000	$1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 3, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922 $0.949257	$1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176 $1.000000	$3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176	45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 45,716.904 48,791.087 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841 $1.000000	$2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
100

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2014 2013 2012	$1.332374 $0.964999 $1.000000	$1.423414 $1.332374 $0.964999	0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065 $1.000000	$1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065	191.684 217.816 245.245 278.543 2,639.707 2,658.315 2,677.626 2,701.878 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132 $1.000000	$2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605 $1.000000	$1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date May 1, 2004	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131 $1.112886	$2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131	0.000 0.000 0.000 0.000 0.000 0.000 3,730.542 3,737.995 0.000 0.000
101

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Core Bond Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$1.221478 $1.255193 $1.206639 $1.136914 $1.053799 $1.000000	$1.265725 $1.221478 $1.255193 $1.206639 $1.136914 $1.053799	0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.513045 $1.923222 $1.617737 $1.603270 $1.352727 $1.000000	$2.856976 $2.513045 $1.923222 $1.617737 $1.603270 $1.314897	40,389.121 40,389.121 40,389.121 40,389.121 40,389.121 40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.597484 $1.848221 $1.563096 $1.661890 $1.323602 $1.000000	$2.811570 $2.597484 $1.848221 $1.563096 $1.661890 $1.323602	0.000 0.000 0.000 0.000 0.000 0.000
JPMorgan Insurance Trust U.S. Equity Portfolio–Class 1 Subaccount Inception Date April 23, 2009	2014 2013 2012 2011 2010 2009	$2.298955 $1.708802 $1.470738 $1.517421 $1.352727 $1.000000	$2.586224 $2.298955 $1.708802 $1.470738 $1.517421 $1.352727	0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810 $1.000000	$2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929 $1.000000	$1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2014 2013 2012 2011 2010 2009 2008 2007	$1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
102

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 21, 1999	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150 $1.000000	$2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150	2,293.526 2,297.165 2,892.387 2,899.536 2,908.337 2,916.915 2,926.523 5,667.223 0.000 0.000
TA Aegon Money Market - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274 $1.000000	$1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274	0.000 0.000 0.000 0.000 0.000 0.000 3,788.167 3,795.746 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date June 16, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738 $1.000000	$1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738	0.000 0.000 0.000 0.000 0.000 0.000 3,812.614 3,820.239 0.000 0.000
TA AB Dynamic Allocation - Initial Class(7) Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720 $1.000000	$1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011 $1.000000	$1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034 $1.000000	$1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
103

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752 $1.000000	$1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492 $1.000000	$1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492	123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 123,520.505 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411 $1.000000	$2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411	73,974.715 65,978.799 123,031.045 124,434.965 130,015.266 32,160.498 6,038.582 6,047.242 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653 $1.000000	$2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653	831.125 8,217.075 8,513.688 8,521.669 8,530.602 8,540.821 8,552.397 8,561.451 13,660.636 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date December 13, 1996	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997 $1.000000	$1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997	26,824.695 63,205.499 75,333.625 92,571.438 105,020.891 15,699.102 15,736.073 22,742.331 29,119.158 24,001.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422 $1.000000	$1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422	30,621.235 31,578.223 33,365.353 49,287.001 50,621.823 80,871.006 94,033.501 116,932.845 82,592.509 49,854.000
104

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666 $1.000000	$1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511 $1.000000	$1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974 $1.000000	$1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974	2,058.497 2,061.763 2,065.319 2,069.565 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342 $1.000000	$2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214 $1.000000	$1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214	0.000 0.000 532.769 534.941 537.431 539.902 542.739 10,129.876 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656 $1.000000	$3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656	97,754.194 98,024.589 119,120.721 119,310.291 120,121.218 120,164.570 130,365.563 133,419.182 55,649.194 21,203.000
105

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689 $1.000000	$2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722 $1.000000	$2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722	3,228.521 3,228.521 17,098.019 17,098.019 17,098.019 17,098.019 17,098.019 17,098.019 29,525.647 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date January 1, 1995	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322 $1.000000	$1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322	8,668.770 8,673.518 19,432.569 19,539.735 20,020.076 20,037.173 29,379.807 29,417.215 42,488.649 29,073.000
TA WMC US Growth - Initial Class(10) Subaccount Inception Date May 1, 2000	2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396 $1.000000	$1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396	31,598.765 120,952.218 140,982.344 162,894.230 130,185.492 146,106.331 159,591.103 197,099.338 124,662.002 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(5)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(6)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
(7)	Effective May 1, 2015, TA AllianceBernstein Dynamic Allocation was renamed TA AB Dynamic Allocation.
(8)	Effective on or about November 10, 2014 TA PIMCO Real Return TIPS was renamed TA PineBridge Inflation Opportunities.
(9)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio - Growth.
(10)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
106

CONDENSED FINANCIAL INFORMATION — (Continued)
The TA American Funds Managed Risk – Balanced had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
107

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
new York Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to May 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to May 1, 2015	5.50%
108

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

TFLIC 2014 SEC

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2014, 2013, and 2012

TFLIC 2014 SEC

Independent Auditor’s Report

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Financial Life Insurance Company, which comprise the statutory balance sheet as of December 31, 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the year then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31,2014, or the results of its operations or its cash flows for the year then ended.

1

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2014, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Transamerica Advisors Life Insurance Company of New York into the Company on July 1, 2014 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules as of December 31, 2014 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2014 and for the year then ended. The Summary of Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other than Investments in Related Parties, Supplementary Insurance Information, and Reinsurance Schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 29, 2015

2

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Financial Life Insurance Company, which comprise the balance sheet as of December 31, 2013 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the two years in the period ended December 31, 2013, and the related notes to the financial statements. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

3

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2013.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2013 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2013 in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

February 6, 2015

4

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2014	2013
Admitted assets
Cash and invested assets:
Bonds	$7,325,731	$7,720,505
Preferred stocks	3,730	1,706
Common stocks
Affiliated entities (cost: 2014 - $4,249 ; 2013 - $4,212)	3,888	4,217
Unaffiliated entities (cost: 2014 - $201 ; 2013 - $1,616)	332	1,954
Mortgage loans on real estate	730,305	551,082
Policy loans	116,393	114,214
Cash, cash equivalents and short-term investments	261,996	147,015
Derivatives	49,056	15,940
Other invested assets	71,857	97,025
Receivables for derivatives cash collateral posted to counterparty	158	157
Securities lending reinvested collateral assets	471,292	430,678

Total cash and invested assets	9,034,738	9,084,493
Premiums deferred and uncollected	12,966	10,466
Due and accrued investment income	86,164	90,562
Net deferred income tax asset	49,413	48,585
Reinsurance receivable	12,419	16,252
Federal income tax recoverable	4,439	—
Accounts receivable	54,117	33,098
Estimated premium tax offset on the provision for future guarantee fund assessments	20	4,699
Other admitted assets	9,701	9,185
Separate account assets	21,835,303	20,880,027

Total admitted assets	$31,099,280	$30,177,367

5

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2014	2013
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,155,400	$991,761
Annuity	5,953,030	6,269,244
Accident and health	134,558	131,076
Policy and contract claim reserves:
Life	14,457	25,544
Annuity	567	470
Accident and health	20,505	11,283
Liability for deposit-type contracts	62,204	65,524
Other policyholders’ funds	1,260	1,158
Federal income taxes payable	—	5,511
Transfers from separate accounts due or accrued	(171,852)	(132,068)
Amounts withheld or retained	9,361	11,245
Remittances and items not allocated	278,068	109,851
Borrowed money	75,038	20,029
Asset valuation reserve	112,003	136,048
Interest maintenance reserve	80,297	93,022
Funds held under coinsurance and other reinsurance treaties	—	162
Reinsurance in unauthorized companies	488	488
Commissions and expense allowances payable on reinsurance assumed	9,760	10,152
Payable to parent, subsidiaries and affiliates	20,647	510
Derivatives	39,649	53,210
Payable for securities lending	471,292	430,678
Taxes, licenses and fees due or accrued	3,028	9,743
Payable for derivative cash collateral	9,127	1,301
Deferred gain on assumption of reinsurance transaction	13,134	15,559
Other liabilities	14,267	8,218
Separate account liabilities	21,835,295	20,880,019

Total liabilities	30,141,583	29,149,739
Capital and surplus:
Common stock, $125 per share par value, 17,142 shares authorized, issued and outstanding	2,143	2,143
Preferred stock, $10 per share par value, 45,981 shares authorized, issued and outstanding	460	460
Surplus notes	150,000	150,000
Paid-in surplus	933,659	933,659
Special surplus	8,759	8,085
Unassigned deficit	(137,324)	(66,719)

Total capital and surplus	957,697	1,027,628

Total liabilities and capital and surplus	$31,099,280	$30,177,367

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$145,665	$142,076	$128,130
Annuity	5,180,015	5,023,268	4,733,291
Accident and health	113,966	83,115	79,788
Net investment income	410,350	414,751	434,681
Amortization of interest maintenance reserve	16,342	17,956	17,291
Commissions and expense allowances on reinsurance ceded	50,250	61,037	58,516
Income from fees associated with investment management, administration and contract guarantees for separate accounts	168,948	150,472	136,445
Consideration on reinsurance transaction	820	770	—
Income from fees associated with investment management and administration for general account	38,954	32,592	22,885
Other income	33,990	36,433	30,366

	6,159,300	5,962,470	5,641,393
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	125,841	115,224	91,372
Annuity benefits	124,851	124,103	133,554
Surrender benefits	5,462,477	4,309,760	4,089,193
Other benefits	10,037	9,518	8,471
Increase (decrease) in aggregate reserves for policies and contracts:
Life	304,220	74,181	55,199
Annuity	(456,213)	(440,889)	(252,140)
Accident and health	3,482	5,530	4,893

	5,574,695	4,197,427	4,130,542
Insurance expenses:
Commissions	183,813	163,056	163,416
General insurance expenses	152,242	127,477	121,747
Taxes, licenses and fees	10,334	7,504	10,227
Net transfers to separate accounts	101,563	1,129,708	877,876
Experience refunds	567	450	476
Interest on surplus notes	9,375	9,375	9,375
Consideration on reinsurance recaptured and novated	—	—	12,732
Other benefits	(3,819)	(3,347)	(5,002)

	454,075	1,434,223	1,190,847

Total benefits and expenses	6,028,770	5,631,650	5,321,389

7

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
(Loss) gain from operations before federal income tax expense and net realized capital losses on investments	130,530	330,820	320,004
Federal income tax expense	$73,027	$16,757	$111,117

Gain from operations before net realized capital gains on investments	57,503	314,063	208,887
Net realized capital gains on investments (net of related federal income taxes and amounts tranferred to interest maintenance reserve)	(33,574)	(69,025)	7,932

Net income	$23,929	$245,038	$216,819

See accompanying notes.

8

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at January 1, 2012
As originally presented	$2,058	$442	$27,930	$150,000	$849,460	$4,796	$(342,545)	$692,141
Merger of Transamerica Advisors Life Insurance Co. of New York (TALICNY)	2,200	—	5,677	—	82,102	—	(31,869)	58,110
Merger adjustment-retire TALICNY stock	(2,200)	—	—	—	2,200	—	—	—
Issuance of stock in connection with statutory merger	85	18	—	—	(103)	—	—	—

Balance at January 1, 2012	2,143	460	33,607	150,000	933,659	4,796	(374,414)	750,251
Net income	—	—	—	—	—	1,864	214,955	216,819
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(47,417)	(47,417)
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	771	771
Change in nonadmitted assets	—	—	—	—	—	—	10,591	10,591
Change in asset valuation reserve	—	—	—	—	—	—	(16,254)	(16,254)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	288	288
Surplus withdrawn from separate account	—	—	—	—	—	—	(152)	(152)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(55)	(55)
Change in net deferred income tax asset	—	—	—	—	—	—	(17,213)	(17,213)
Change in surplus as result of reinsurance	—	—	—	—	—	—	36,456	36,456
Change in admitted deferred tax assets pursuant to SSAP No. 101	—	—	(33,607)	—	—	—	33,607	—
Correction of error-GMWB reserve							(19,946)	(19,946)

Balance at December 31, 2012	2,143	460	—	150,000	933,659	6,660	(178,783)	914,139
Net income	—	—	—	—	—	1,425	243,613	245,038
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(44,463)	(44,463)
Change in nonadmitted assets							(10,887)	(10,887)
Change in asset valuation reserve	—	—	—	—	—	—	(12,132)	(12,132)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	30	30
Other changes in surplus in separate account statement	—	—	—	—	—	—	2	2
Change in net deferred income tax asset	—	—	—	—	—	—	(44,355)	(44,355)
Change in surplus as result of reinsurance							(14,664)	(14,664)
Correction of error-asset valuation reserve	—	—	—	—	—	—	(5,080)	(5,080)

Balance at December 31, 2013	$2,143	$460	$—	$150,000	$933,659	$8,085	$(66,719)	$1,027,628

9

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at December 31, 2013	$2,143	$460	$—	$150,000	$933,659	$8,085	$(66,719)	$1,027,628
Net income	—	—	—	—	—	674	23,255	23,929
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	41,844	41,844
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	36	36
Change in nonadmitted assets	—	—	—	—	—	—	(44,910)	(44,910)
Change in asset valuation reserve	—	—	—	—	—	—	24,045	24,045
Change in net deferred income tax asset	—	—	—	—	—	—	42,825	42,825
Change in surplus as result of reinsurance	—	—	—	—	—	—	(8,281)	(8,281)
Dividends to Stockholders	—	—	—	—	—	—	(150,000)	(150,000)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	582	582

Balance at December 31, 2014	$2,143	$460	$—	$150,000	$933,659	$8,759	$(137,324)	$957,697

See accompanying notes.

10

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Operating activities
Premiums collected, net of reinsurance	$5,437,362	$5,249,674	$4,940,716
Net investment income	421,203	421,022	448,447
Miscellaneous income	287,549	271,538	285,976
Benefit and loss related payments	(5,724,166)	(4,555,530)	(4,346,380)
Net transfers to separate accounts	(141,346)	(1,148,784)	(925,841)
Commissions, expenses paid and aggregate write-ins for deductions	(355,492)	(349,590)	(372,700)
Federal and foreign income taxes paid	(88,377)	(50,334)	(100,109)

Net cash used in operating activities	(163,267)	(162,004)	(69,891)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,517,656	1,393,329	2,075,769
Preferred stock	—	1,002	1,291
Common stock	2,000	4,196	514
Mortgage loans	118,566	130,224	159,142
Other invested assets	29,682	12,460	16,285
Securities lending reinvested collateral assets	—	—	217,909
Miscellaneous proceeds	6,006	1,444	10,818

Total investment proceeds	1,673,910	1,542,655	2,481,728
Costs of investments acquired:
Bonds	(1,126,261)	(1,599,874)	(1,632,057)
Preferred stock	(2,024)	(1,245)	(521)
Common stock	(100)	(187)	(3,892)
Mortgage loans	(297,607)	(137,041)	(80,113)
Other invested assets	(6,139)	(16,237)	(14,161)
Securities lending reinvested collateral assets	(40,614)	(172,535)	—
Miscellaneous applications	(25,971)	(69,054)	(13,417)

Total cost of investments acquired	(1,498,716)	(1,996,173)	(1,744,161)
Net increase in policy loans	(2,180)	(1,041)	(3,883)

Net cost of investments acquired	(1,500,896)	(1,997,214)	(1,748,044)

Net cash provided by (used in) investing activities	173,014	(454,559)	733,684

11

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2014	2013	2012
Financing and miscellaneous activities
Net (withdrawals)/deposits on deposit-type contracts and other insurance liabilities	(869)	(525)	984
Net change in:
Borrowed funds	54,845	(47,219)	67,189
Funds withheld under reinsurance treaties with unauthorized reinsurers	(347)	147	(226)
Receivable from parent, subsidiaries and affiliates	—	87,032	(65,789)
Payable to parent, subsidiaries and affiliates	20,137	365	(22,062)
Payable for securities lending	40,614	172,535	(217,909)
Other cash provided (applied)	140,854	(55,107)	(5,899)
Dividends to stockholders	(150,000)	—	—

Net cash provided by (used in) financing and miscellaneous activities	105,234	157,228	(243,712)

Net increase (decrease) in cash, cash equivalents and short-term investments	114,981	(459,335)	420,081
Cash, cash equivalents and short-term investments:
Beginning of year	147,015	606,350	186,269

End of year	$261,996	$147,015	$606,350

See accompanying notes.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

December 31, 2014

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On July 1, 2014, the Company completed a merger with Transamerica Advisors Life Insurance Company of New York (TALICNY), which was wholly owned by AEGON. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALICNY were carried forward to the merged company. As a result of the merger, TALICNY’s common stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALICNY into the Company, AEGON received a proportionate number of TFLIC shares equal in value to the fair market value of TALICNY relative to the fair market value of the combined companies. Specifically, AEGON received 676 shares of the Company’s common stock and 1,806 shares of the Company’s preferred stock.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Summarized audited financial information for the Company and TALICNY presented separately for periods prior to the merger is as follows:

	Ended	Year Ended	Year Ended
	June 30	December 31	December 31
	2014	2013	2012
	Unaudited
Revenues:
Company	$3,123,469	$5,940,044	$5,619,969
TALICNY	11,188	22,426	21,424
Merger Reclassification	—	—	—

	$3,134,657	$5,962,470	$5,641,393

Net income:
Company	$67,834	$226,143	$197,977
TALICNY	4,077	18,895	18,842
Merger Reclassification	—	—	—

	$71,911	$245,038	$216,819

	June 30	December 31	December 31
	2014	2013	2012
	Unaudited
Assets:
Company	$30,565,929	$29,402,391	$26,958,734
TALICNY	760,664	774,375	750,943
Merger Reclassification	—	601	(2,317)

	$31,326,593	$30,177,367	$27,707,360

Liabilities:
Company	$29,536,446	$28,467,814	$26,122,719
TALICNY	664,467	681,925	673,481
Merger Reclassification	—	—	(2,979)

	$30,200,913	$29,149,739	$26,793,221

Capital and surplus:
Company	$1,029,483	$934,577	$836,015
TALICNY	96,197	92,450	77,462
Merger Reclassification	—	601	662

	$1,125,680	$1,027,628	$914,139

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreement whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2014 and 2013, the Company excluded investment income due and accrued of $546 and $902, respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global equity market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a highly rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

The Company received variable contract premiums of $4,687,960, $4,481,938 and $4,163,655 in 2014, 2013 and 2012, respectively. In addition, the Company received $168,948, $150,473 and $136,445, in 2014, 2013 and 2012, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2014
2014	$—	$66,785	$33,016	$33,769
2013 and prior	34,213	(3,470)	21,401	9,342

	34,213	$63,315	$54,417	43,111

Active life reserve	108,146			111,952

Total accident and health reserves	$142,359			$155,063

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Unpaid Claims
	Liability			Unpaid Claims
	Beginning	Claims	Claims	Liability End
	of Year	Incurred	Paid	of Year
Year ended December 31, 2013
2013	$—	$51,583	$25,596	$25,987
2012 and prior	33,843	(5,347)	20,270	8,226

	33,843	$46,236	$45,866	34,213

Active life reserve	103,059			108,146

Total accident and health reserves	$136,902			$142,359

The Company’s unpaid claims reserve was decreased by $3,470 and $5,347 for the years ended December 31, 2014 and 2013, respectively, for health claims that occurred prior to those balance sheet dates. The change in 2014 and 2013 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2014 and 2013 was $740 and $740, respectively. The Company incurred $1,821 and paid $1,821 of claim adjustment expenses during 2014, of which $919 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,305 and paid $1,279 of claim adjustment expenses during 2013, of which $626 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2014 or 2013.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between footnotes are caused by rounding differences not considered to be significant to the financial statement presentation.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Recent Accounting Pronouncements

Effective December 31, 2014, the Company adopted revisions of SSAP No. 104R, Share-Based Payments, which provides guidance for share-based payments transactions with non-employees. The adoption of this revision had no impact to the financial position and results of operations of the Company.

Effective December 15, 2014, the Company adopted SSAP No. 107, Accounting for Risk-Sharing Provisions of the Affordable Care Act, which establishes accounting treatment for the three risk sharing programs of the Affordable Care Act (ACA). Disclosures related to the assets, liabilities and revenue elements by program, previously adopted in SSAP No. 35R, Guaranty Fund and Other Assessments – Revised (SSAP No. 35R), were moved to this SSAP. The adoption of this standard had no material impact on the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted SSAP No. 106, Affordable Care Act Assessments, which adopted with modifications the guidance in Accounting Standards Update (ASU) 2011-06: Other Expenses – Fees Paid to the Federal Government by Health Insurers and moves the ACA Section 9010 fee guidance from SSAP No. 35R, to SSAP No. 106. The adoption of this standard had no material impact on the Company’s results of operations or financial position.

Effective January 1, 2014, the Company adopted SSAP No. 105, Working Capital finance Investments, which allows working capital finance investments to be admitted assets if certain criteria are met. The adoption of this standard had no impact to the financial position or results of operations of the Company.

Effective January 1, 2014, the Company adopted revisions to SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled or affiliated entities), which requires Federal Home Loan Bank (FHLB) capital stock to be reported at par value and expands the disclosures related to FHLB capital stock, collateral pledged to the FHLB and borrowing from the FHLB. The adoption of this revision did not impact the Company’s financial position or results of operations, as the company has no FHLB agreements.

Effective December 31, 2013, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments – Revised which incorporates subsequent event (Type II) disclosures for entities subject to Section 9010 of the Patient Protection and Affordable Care Act related to assessments payable. The adoption of this revision did not impact the financial position or results of operations of the Company as revisions relate to disclosures only. See Note 16 for further discussion.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 and SSAP No. 102, Accounting for Pensions, A Replacement of SSAP No. 89. This guidance impacts accounting for defined benefit pension plans or other postretirement plans, along with related disclosures. SSAP No. 102 requires recognition of the funded status of the plan based on the projected benefit obligation instead of the accumulated benefit obligation as under SSAP No. 89. In addition, SSAP No. 92 and SSAP No. 102 require consideration of non-vested participants. The adoption of these standards did not impact the Company’s results of operations, financial position or disclosures as the Company does not sponsor the pension plan and is not directly liable under the plan. See Note 11 for further discussion of the Company’s pension plan and other postretirement plans as sponsored by AEGON.

Effective January 1, 2013, the Company adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which adopts with modifications the guidance in Accounting Standards Update (ASU) 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets and supersedes SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. The adoption of this standard did not impact the financial position or results of operations of the Company.

Effective January 1, 2013, the Company adopted non-substantive revisions to SSAP No. 36, Troubled Debt Restructuring. These revisions adopt guidance from ASU 2011-02, Receivables – A Creditors’ Determination of Whether a Restructuring is a Troubled Debt Restructuring, which clarifies what constitutes a troubled debt restructuring and adopts with modification troubled debt restructuring disclosures for creditors from ASU 2010-20: Receivables (Topic 310), Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The adoption of this revision did not impact the financial position or results of operations of the Company.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to require disclosure of embedded credit derivatives within a financial instrument that expose the holder to the possibility of making future payments, and adopted guidance from Accounting Standards Update (ASU) 2010-11, Derivatives and Hedging – Scope Exception Related to Embedded Credit Derivatives, to clarify that seller credit derivative disclosures do not apply to embedded derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another. The adoption of these revisions had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 86 to move one aspect of the criteria for a hedged forecasted transaction and incorporate it as criteria for a fair value hedge. The adoption of this revision had no impact to the Company’s results of operations or financial position.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments, which clarifies that embedded derivatives, which are not separately recognized as derivatives under statutory accounting, are included in the disclosures of financial instruments with off-balance-sheet risk. The adoption of this revision had no impact to the Company’s results of operations or financial position.

Effective December 31, 2012, the Company adopted non-substantive revisions to SSAP No. 1, Disclosures of Accounting Policies, Risks and Uncertainties and Other Disclosures. These revisions require reference to the accounting policy and procedure footnote that describes permitted or prescribed practices when an individual note is impacted by such practices. The adoption of this requirement had no impact to the Company’s results of operation or financial position, but did require additional disclosures. See Note 8 Policy and Contract Attributes for further details.

Effective December 31, 2012, the Company adopted substantive revisions to SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance – Revised, to incorporate the concept of a certified reinsurer from the NAIC adopted Credit for Reinsurance Model Law (#785). The adoption of this requirement had no impact to the Company’s results of operation or financial position.

Effective January 1, 2012, the Company adopted revisions to SSAP No. 100, Fair Value Measurements (SSAP No. 100). These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy. The adoption of these revisions had no impact to the Company’s results of operations or financial position, but did require additional disclosures. See Note 4 Fair Values of Financial Instruments for further details.

Effective January 1, 2012, the Company began computing current and deferred income taxes in accordance with SSAP No. 101. This statement established statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The adoption of this statement resulted in the transfer of $33,607 from Aggregate Write-Ins for Other than Special Surplus Funds to Unassigned Funds and updates to the Company’s income tax disclosures. See Note 7 Income Taxes for further details.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Effective January 1, 2015 the Company will adopt guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance is expected to be immaterial to the financial position and results of operations of the Company.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

3. Accounting Changes and Correction of Errors

During 2013, the Company discovered an investment in a guaranteed investment contract within the Company’s separate account was not included in the calculation of the AVR as of December 31, 2012. The impact of this omission was an understatement of the asset valuation reserve and overstatement of capital and surplus of $5,080 as of December 31, 2012. This was corrected in 2013 and is reflected as a correction of an error in the capital and surplus accounts of the Statements of Operations.

During 2012, the Company determined that the model used for a particular guaranteed minimum withdrawal benefit product was not appropriately calculating the correct policyholder benefit guarantee values which are used when determining benefit reserves. The correction of this error resulted in an increase in the reserves associated with this product in the amount of $19,946 as of December 31, 2011, and is presented as a separate charge in capital and surplus within the statement of changes in capital and surplus.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1	—	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2	—	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3	—	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values. Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of level one and level two values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is equal to the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2014 and 2013, respectively:

	December 31
	2014
						Not
						Practicable
	Estimated	Admitted				(Carrying
	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$232,357	$232,357	$—	$232,357	$—	$—
Bonds	7,865,779	7,325,731	836,240	6,869,575	159,964	—
Preferred stocks, other than affiliates	4,889	3,730	—	4,889	—	—
Common stocks, other than affiliates	332	332	332	—	—	—
Mortgage loans on real estate	757,492	730,305	—	—	757,492	—
Other invested assets	29,129	25,324	—	28,338	791	—
Interest rate swaps	39,431	39,431	—	39,431	—	—
Currency swaps	838	1,140	—	838	—	—
Credit default swaps	10,358	7,404	—	10,358	—	—
Equity swaps	1,081	1,081	—	1,081	—	—
Policy loans	116,393	116,393	—	116,393	—	—
Securities lending reinvested collateral	471,274	471,292	—	471,274	—	—
Separate account assets	21,856,256	21,835,310	13,108,945	8,739,762	7,549	—
Liabilities
Investment contract liabilities	5,347,768	5,301,532	—	1,320	5,346,448	—
Interest rate swaps	24,119	32,052	—	24,119	—	—
Currency swaps	11	11	—	11	—	—
Credit default swaps	(4,234)	4,224	—	(4,234)	—	—
Equity swaps	3,363	3,363	—	3,363	—	—
Payable to parent, subsidiaries and affiliates	20,647	20,647	—	20,647	—	—
Separate account annuity liabilities	21,344,796	21,337,665	—	15,146,697	6,198,099	—
Surplus notes	171,785	150,000	—	171,785	—	—

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2013
						Not
						Practicable
	Estimated	Admitted				(Carrying
	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	Value)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$89,562	$89,562	$—	$89,562	$—	$—
Short-term notes receivable from affiliates	50,000	50,000	—	50,000	—	—
Bonds	8,035,841	7,720,505	723,649	7,183,894	128,298	—
Preferred stocks, other than affiliates	2,715	1,706	—	2,715	—	—
Common stocks, other than affiliates	1,954	1,954	1,954	—	—	—
Mortgage loans on real estate	570,933	551,082	—	—	570,933	—
Other invested assets	27,482	25,613	—	27,482	—	—
Interest rate swaps	12,436	12,436	—	12,436	—	—
Currency swaps	254	254	—	254	—	—
Credit default swaps	5,751	3,250	—	5,751	—	—
Policy loans	114,214	114,214	—	114,214	—	—
Securities lending reinvested collateral	430,659	430,678	—	430,659	—	—
Separate account assets	20,859,975	20,880,027	11,143,862	9,674,700	41,413	—
Liabilities
Investment contract liabilities	5,669,718	5,600,287	—	5,544	5,664,174	—
Interest rate swaps	38,846	44,714	—	38,846	—	—
Currency swaps	1,622	1,476	—	1,622	—	—
Credit default swaps	(1,703)	6,140	—	(1,703)	—	—
Equity swaps	880	880	—	880	—	—
Payable to parent, subsidiaries and affiliates	510	510	—	510	—	—
Separate account annuity liabilities	20,339,279	20,332,354	—	13,065,152	7,274,127	—
Surplus notes	156,810	150,000	—	—	156,810	—

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2014 and 2013:

	2014
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$—	$8,435	$8,435

Total bonds	—	—	8,435	8,435
Common stock
Industrial and miscellaneous	332	—	—	332

Total common stock	332	—	—	332
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	144,581	—	144,581
Money market mutual fund	—	80,079	—	80,079
Sweep accounts	—	7,696	—	7,696

Total short-term	—	232,357	—	232,357
Securities lending reinvested collateral	—	356,994	—	356,994
Derivative assets	—	41,350	—	41,350
Separate account assets	13,108,945	2,414,079	—	15,523,024

Total assets at fair value	$13,109,277	$3,044,780	$8,435	$16,162,492

Liabilities:
Derivative liabilities	$—	$27,493	$—	$27,493

Total liabilities at fair value	$—	$27,493	$—	$27,493

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$15,501	$—	$15,501
Industrial and miscellaneous	—	4,708	9,714	14,422

Total bonds	—	20,209	9,714	29,923
Common stock
Industrial and miscellaneous	1,954	—	—	1,954

Total common stock	1,954	—	—	1,954
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	15,099	—	15,099
Money market mutual fund	—	74,462	—	74,462
Intercompany notes	—	50,000	—	50,000

Total short-term	—	139,562	—	139,562
Derivative assets	—	12,690	—	12,690
Separate account assets	11,143,862	2,496,582	—	13,640,444

Total assets at fair value	$11,145,816	$2,669,043	$9,714	$13,824,573

Liabilities:
Derivative liabilities	$—	$41,321	$—	$41,321

Total liabilities at fair value	$—	$41,321	$—	$41,321

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using non-binding broker quotes, which cannot be corroborated by other marketable observable data or internal modeling which utilize inputs that are not market observable.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

Separate account assets in Level 2 are valued using inputs from third party pricing services or are valued and classified in the same way as general account assets (described above).

During 2014 and 2013, there were no transfers between Level 1 and 2, respectively.

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables summarize the changes in assets classified in Level 3 for 2014 and 2013:

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	into	out of	Included in	Included in
	2014	Level 3	Level 3	Net income (a)	Surplus (b)
Bonds
RMBS	$427	$—	$—	$23	$(101)
Other	9,287	3,278	—	(1,515)	(261)

Total	$9,714	$3,278	$—	$(1,492)	$(362)

					Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2014
Bonds
RMBS	$—	$—	$—	$—	$349
Other	—	—	—	2,703	8,086

Total	$—	$—	$—	$2,703	$8,435

				Total Gains	Total Gains
	Balance at	Transfers	Transfers	and (Losses)	and (Losses)
	January 1,	into	out of	Included in	Included in
	2013	Level 3	Level 3	Net income (a)	Surplus (b)
Bonds
RMBS	$723	$—	$245	$(254)	$203
Other	10,667	—	—	(415)	667
Common stock	2,002	—	—	—	(1,196)

Total	$13,392	$—	$245	$(669)	$(326)

					Balance at
					December 31,
	Purchases	Issuances	Sales	Settlements	2013
Bonds
RMBS	$—	$—	$—	$—	$427
Other	—	—	—	1,632	9,287
Common stock	—	—	80	726	—

Total	$—	$—	$80	$2,358	$9,714

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company’s policy is to recognize transfers in and out of levels as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2013, subsequently changing to being carried at fair value during 2014.

Transfers out for bonds were partly attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2012, subsequently changing to being valued using third party vendor inputs during 2013.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$717,653	$114,442	$2,450	$703	$828,942
State, municipal and other government	136,587	11,466	9,136	122	138,795
Hybrid securities	99,959	6,050	5,979	795	99,235
Industrial and miscellaneous	4,969,699	388,556	15,749	23,746	5,318,760
Mortgage and other asset-backed securities	1,401,833	89,265	10,199	852	1,480,047

	7,325,731	609,779	43,513	26,218	7,865,779
Unaffiliated preferred stocks	3,730	1,159	—	—	4,889

	$7,329,461	$610,938	$43,513	$26,218	$7,870,668

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$734,428	$20,728	$35	$40,427	$714,694
State, municipal and other government	158,842	7,859	4,755	675	161,271
Hybrid securities	100,022	6,429	5,476	154	100,821
Industrial and miscellaneous	5,276,208	333,903	9,109	49,846	5,551,156
Mortgage and other asset-backed securities	1,451,005	83,402	13,209	13,299	1,507,899

	7,720,505	452,321	32,584	104,401	8,035,841
Unaffiliated preferred stocks	1,706	1,009	—	—	2,715

	$7,722,211	$453,330	$32,584	$104,401	$8,038,556

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 125 and 79 securities with a carrying amount of $707,205 and $281,962 and an unrealized loss of $43,513 and $32,584 with an average price of 93.9 and 88.4 (fair value/amortized cost). Of this portfolio, 90.89% and 70.28% were investment grade with associated unrealized losses of $28,814 and $19,854, respectively.

At December 31, 2014 and 2013, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 150 and 293 securities with a carrying amount of $671,249 and $1,881,985 and an unrealized loss of $26,218 and $104,401 with an average price of 96.1 and 94.5 (fair value/amortized cost). Of this portfolio, 70.75% and 96.81% were investment grade with associated unrealized losses of $13,140 and $102,150, respectively.

At December 31, 2014, the Company did not hold any common stock that had been in a continuous loss position for greater than or equal to twelve months. At December 31, 2013, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1 security with a cost of $4 and unrealized loss of $1 with an average price of 77.0 (fair value/cost).

At December 31, 2014 and 2013, the Company did not hold any common stocks that had been in continuous loss position for less than twelve months.

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2014 and 2013 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2014
Unaffiliated bonds:
United States Government and agencies	$145,124	$58,874	$203,998
State, municipal and other government	7,312	873	8,185
Hybrid securities	19,625	22,758	42,383
Industrial and miscellaneous	295,244	484,039	779,283
Mortgage and other asset-backed securities	196,386	78,489	274,875

	$663,691	$645,033	$1,308,724

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2013
Unaffiliated bonds:
United States Government and agencies	$1,830	$371,163	$372,993
State, municipal and other government	14,235	25,621	39,856
Hybrid securities	20,128	11,171	31,299
Industrial and miscellaneous	91,554	1,059,059	1,150,613
Mortgage and other asset-backed securities	121,631	310,570	432,201

	249,378	1,777,584	2,026,962
Unaffiliated common stocks	3	—	3

	$249,381	$1,777,584	$2,026,965

The carrying amount and estimated fair value of bonds at December 31, 2014, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
	Amount	Value
Due in one year or less	$460,429	$466,890
Due after one year through five years	2,124,476	2,277,009
Due after five years through ten years	1,815,986	1,866,128
Due after ten years	1,523,007	1,775,705

	5,923,898	6,385,732
Mortgage and other asset-backed securities	1,401,833	1,480,047

	$7,325,731	$7,865,779

The following structured notes were held at December 31, 2014:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage - Referenced Security
912810QV3	$39,979	$41,390	$42,070	NO
912810RA8	49,933	58,507	51,299	NO

Total	$89,912	$99,897	$93,369

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

At December 31, 2014, there were no issuer subsectors that exceeded the surplus threshold.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

There were no loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2014 and 2013.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$12,087	$1,432	$10,655	$10,663
2nd quarter present value of cash flows expected to be less than the amortized cost basis	4,546	48	4,498	4,187
3rd quarter present value of cash flows expected to be less than the amortized cost basis	28,210	308	27,902	26,600
4th quarter present value of cash flows expected to be less than the amortized cost basis	16,062	2,099	13,963	12,937

Aggregate total	$60,905	$3,887	$57,018	$54,387

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2013
1st quarter present value of cash flows expected to be less than the amortized cost basis	$33,255	$937	$32,318	$26,145
2nd quarter present value of cash flows expected to be less than the amortized cost basis	12,311	571	11,740	11,175
3rd quarter present value of cash flows expected to be less than the amortized cost basis	16,824	1,426	15,398	12,815
4th quarter present value of cash flows expected to be less than the amortized cost basis	30,853	1,080	29,773	27,584

Aggregate total	$93,243	$4,014	$89,229	$77,719

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2012
1st quarter present value of cash flows expected to be less than the amortized cost basis	$9,907	$123	$9,784	$5,625
2nd quarter present value of cash flows expected to be less than the amortized cost basis	31,773	3,092	28,681	20,633
3rd quarter present value of cash flows expected to be less than the amortized cost basis	17,199	1,222	15,977	10,640
4th quarter present value of cash flows expected to be less than the amortized cost basis	22,099	921	21,178	15,312

Aggregate total	$80,978	$5,358	$75,620	$52,210

The following loan-backed and structured securities were held at December 31, 2014, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12668WAC1	7,654	7,223	431	7,223	7,332	1Q 2014
52108HV84	696	528	168	528	442	1Q 2014
86358EZU3	102	70	32	70	106	1Q 2014
22545DAH0	3,635	2,834	801	2,834	2,783	1Q 2014
22942KCA6	1,182	1,175	7	1,175	1,348	2Q 2014
65536PAA8	206	199	7	199	152	2Q 2014
81744FFD4	345	331	14	331	152	2Q 2014
22545DAH0	2,813	2,793	20	2,793	2,535	2Q 2014
05948KL31	281	280	1	280	301	3Q 2014
12668WAC1	7,055	7,002	53	7,002	7,578	3Q 2014
14984WAA8	8,494	8,425	69	8,425	8,141	3Q 2014
52108HV84	514	380	134	380	404	3Q 2014
52522QAM4	10,873	10,867	6	10,867	9,684	3Q 2014
81744FFD4	993	948	45	948	492	3Q 2014
14984WAA8	6,971	6,767	204	6,767	6,345	4Q 2014
65536PAA8	189	188	1	188	138	4Q 2014
81744FDQ7	889	724	165	724	666	4Q 2014
81744FFD4	286	267	19	267	172	4Q 2014
22545DAH0	2,756	2,294	462	2,294	2,187	4Q 2014
126380AA2	1,693	1,688	5	1,688	1,689	4Q 2014
20404#AB2	759	487	272	487	426	4Q 2014
20404#AE6	859	549	310	549	478	4Q 2014
20404@AB4	1,660	999	661	999	836	4Q 2014

			3,887

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2014 and 2013 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2014
The aggregate amount of unrealized losses	$11,123	$1,274
The aggregate related fair value of securities with unrealized losses	198,476	84,835

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2013
The aggregate amount of unrealized losses	$17,403	$13,545
The aggregate related fair value of securities with unrealized losses	135,582	311,041

Detail of net investment income is presented below:

	Year Ended December 31
	2014	2013	2012
Income:
Bonds	$358,641	$364,956	$377,395
Preferred stocks	194	123	130
Common stocks	—	—	1,693
Mortgage loans on real estate	37,297	32,624	39,468
Policy loans	7,107	6,616	6,614
Cash, cash equivalents and short-term investments	244	448	793
Derivatives	17,636	18,516	19,915
Other invested assets	3,742	2,873	639
Other	38	1,953	2,930

Gross investment income	424,899	428,109	449,577
Less investment expenses	14,549	13,358	14,896

Net investment income	$410,350	$414,751	$434,681

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2014	2013	2012
Proceeds	$1,024,169	$1,151,870	$1,920,026

Gross realized gains	$12,628	$17,005	$68,766
Gross realized losses	(15,724)	(6,930)	(9,562)

Net realized capital gains	$(3,096)	$10,075	$59,204

The Company had gross realized losses for the years ended December 31, 2014, 2013 and 2012 of $3,999, $4,299 and $6,205, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2014	2013	2012
Bonds	$(7,095)	$5,885	$52,885
Preferred stocks	—	(110)	115
Common stocks	522	74	91
Mortgage loans on real estate	—	(123)	(1,020)
Cash, cash equivalents and short-term investments	1	3	3
Derivatives	(25,808)	(66,787)	8,307
Other invested assets	7,828	4,140	3,939

	(24,552)	(56,918)	64,320
Federal income tax effect	(5,405)	(4,412)	(17,770)
Transfer to interest maintenance reserve	(3,617)	(7,695)	(38,618)

Net realized capital (losses) gains on investments	$(33,574)	$(69,025)	$7,932

At December 31, 2014 and 2013, the Company had recorded investment in restructured securities of $0 and $32, respectively. The capital gains (losses) taken as a direct result of restructures in 2014, 2013 and 2012 were $0, $(16) and $886, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2014	2013	2012
Bonds	$7,613	$1,542	$12,303
Common stocks	(208)	(825)	(1,627)
Affiliated entities	(366)	(754)	(45)
Derivatives	40,517	(67,633)	(87,646)
Other invested assets	(4,548)	(330)	5,277

	43,008	(68,000)	(71,738)

Taxes on unrealized capital gains/losses	1,124	23,536	25,092

Change in unrealized capital gains (losses), net of tax	$41,884	$(44,464)	$(46,646)

The credit quality of mortgage loans by type of property for the year ended December 31, 2014 was as follows:

	Farm	Commercial	Total
AAA - AA	$—	$438,783	$438,783
A	6,975	271,276	278,251
BBB	3,915	6,943	10,858
BB	—	1,984	1,984
B	—	429	429

	$10,890	$719,415	$730,305

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2014, the Company issued mortgage loans with a maximum interest rate of 8.00% and a minimum interest rate of 3.48% for commercial loans. During 2013, the Company issued mortgage loans with a maximum interest rate of 5.31% and a minimum interest rate of 3.11% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2014 at the time of origination was 76%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2013 at the time of origination was 75%. During 2014 and 2013, the Company did not reduce the interest rate on any outstanding mortgage loan.

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
December 31, 2014	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$8,238	$—	$—	$—	$717,168	$2,247	$727,653
(b) 30-59 Days Past Due	2,652	—	—	—	—	—	2,652
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
December 31, 2013	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded Investment (All)
(a) Current	$27,206	$—	$—	$—	$521,637	$2,239	$551,082
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

The Company did not have any impaired loans at December 31, 2014 or 2013. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2014, 2013 or 2012.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the years ended December 31, 2014, 2013 or 2012. The Company did not recognize any interest income on a cash basis for the years ended December 31, 2014, 2013 or 2012.

During 2014 and 2013, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2014 and 2013, the Company held a mortgage loan loss reserve in the AVR of $6,067 and $7,164, respectively.

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2014	2013		2014	2013
Pacific	20%	17%	Apartment	33%	6%
South Atlantic	19	13	Industrial	25	32
Mountain	18	22	Retail	23	32
Middle Atlantic	13	12	Office	12	17
W. South Central	12	16	Medical	5	5
W. North Central	12	10	Agricultural	2	5
E. North Central	3	7	Other	—	3
E. South Central	3	2
New England	—	1

During 2014, 2013 and 2012, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

At December 31, 2014, the Company had ownership interest in two LIHTC investments. The remaining years of unexpired tax credits ranged from two to ten and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from three to eleven years. The amount of contingent equity commitments expected to be paid during 2015 to 2016 is $5,376. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2013, the Company had ownership interest in four LIHTC investments. The remaining years of unexpired tax credits ranged from three to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from four to thirteen years. The amount of contingent equity commitments expected to be paid during 2014 to 2015 is $9,559. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized gains (losses) from futures contracts in the amount of $(25,112), $(71,846) and $76,391 for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, the Company had replicated assets with a fair value of $628,483 and $515,990, respectively, and credit default swaps with a fair value of $14,591 and $7,454, respectively. During the year ended December 31, 2014, the company recognized $676 in capital losses related to replication transactions. The Company did not recognize any capital losses related to replication transactions in 2013, while the company recognized capital losses of $1,477 in 2012.

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2014, credit default swaps, used in replicating corporate bonds are as follows:

		Maximum
		Future Payout	Current Fair
Deal, Receive (Pay), Underlying	Maturity Date	(Estimated)	Value
51408,SWAP, USD 1 / (USD 0), :US670346AE56	3/20/2016	$10,000	$114
59020,SWAP, USD 1 / (USD 0), :US534187AM15	9/20/2016	20,000	265
51410,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	111
51409,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	11,000	157
51412,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	176
51411,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	12,000	140
51413,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	111
51414,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
51415,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	20,000	346
43375,SWAP, USD 1 / (USD 0), :CDX IG 18	6/20/2017	5,000	86
51416,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,500	(46)
51418,SWAP, USD 1 / (USD 0), :US105756AL40	9/20/2017	3,200	(34)
43612,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	2,000	9
46421,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	128
46535,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	15,000	61
46846,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	5,000	43
47105,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	25,000	469
47122,SWAP, USD 1 / (USD 0), :912828TJ9	12/20/2017	20,000	170
47284,SWAP, USD 1 / (USD 0), :912810QV3	12/20/2017	10,000	188
59021,SWAP, USD 1 / (USD 0), :912803DP5	12/20/2017	20,000	375
59022,SWAP, USD 1 / (USD 0), :912803DQ3	12/20/2017	25,000	499
49133,SWAP, USD 5 / (USD 0), :912803DJ9	12/20/2017	10,000	1,305
49374,SWAP, USD 1 / (USD 0), :912803DJ9	12/20/2017	10,000	207
49893,SWAP, USD 1 / (USD 0), :12622DAC8	12/20/2017	10,000	59
50058,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	206
50222,SWAP, USD 1 / (USD 0), :36248EAB1	12/20/2017	10,000	177
60080,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	30,000	575
60228,SWAP, USD 1 / (USD 0), :912828TY6	6/20/2018	5,000	114
63831,SWAP, USD 5 / (USD 0), :912810RA8	9/20/2020	10,000	2,050
66719,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	20,000	350
63950,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2020	15,000	170
64594,SWAP, USD 1 / (USD 0), :912810RA8	9/20/2020	25,000	474
77398,SWAP, USD 1 / (USD 0), :912810RB6	9/20/2023	20,000	(14)
78320,SWAP, USD 5 / (USD 0), :912828TJ9	6/20/2019	10,000	1,741
78183,SWAP, USD 5 / (USD 0), :912828TJ9	6/20/2019	5,000	718
79113,SWAP, USD 5 / (USD 0), :	6/20/2019	10,000	1,531
79606,SWAP, USD 5 / (USD 0), :912828TJ9	6/20/2019	10,000	1,215

		$486,700	$14,592

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $61,054 and $26,507, respectively.

At December 31, 2014 and 2013, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $32,605 and $47,711, respectively.

At December 31, 2014 and 2013, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2014	2013
Interest rate and currency swaps:
Receive fixed - pay fixed	$520,192	$546,179
Swaps:
Receive fixed - pay floating	798,000	541,616
Receive fixed - pay fixed	90,110	39,994
Receive floating - pay fixed	486,500	141,000
Receive floating - pay floating	109,263	36,865

Open futures contracts at December 31, 2014 and 2013 were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2014
Long	18	HANG SENG IDX FUT Jan 15	$21,263	$21,284
Long	37	S&P 500 FUTURE Mar 15	18,387	18,984
Short	350	S&P 500 FUTURE Mar 15	176,211	179,585
Long	119	DJ EURO STOXX 50 Mar 15	3,573	3,728
Short	33	S&P 500 E-MINI FUTURE Mar 15	3,272	3,386
Short	140	FTSE 100 IDX FUT Mar 15	8,392	9,131
Short	115	NASDAQ 100 E-MINI Mar 15	9,569	9,735
Short	15	NIKKEI 225 (OSE) Mar 15	261,744	261,750

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value
December 31, 2013
Long	7	HANG SENG IDX FUT Jan 14	$8,144	$8,166
Long	21	S&P 500 FUTURE Mar 14	9,254	9,665
Short	330	S&P 500 FUTURE Mar 14	146,181	151,891
Long	50	DJ EURO STOXX 50 Mar 14	1,450	1,554
Short	31	S&P 500 E-MINI FUTURE Mar 14	2,759	2,853
Short	85	FTSE 100 IDX FUT Mar 14	5,314	5,692
Short	190	NASDAQ 100 E-MINI Mar 14	13,186	13,618
Short	30	NIKKEI 225 (OSE) Mar 14	488,477	488,700

For the years ended December 31, 2014, 2013 and 2012, the Company recorded unrealized gains (losses) of $8,313, $(31,862) and $34,383, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2014, 2013 or 2012 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The following tables show the pledged or restricted assets as of December 31, 2014 and 2013, respectively:

		Gross Restricted Current Year
	Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
b.	Collateral held under security lending agreements	431,443	—	10,616	—	442,059
c.	Subject to repurchase agreements	—	—	—	—	—
d.	Subject to reverse repurchase agreements	—	—	—	—	—
e.	Subject to dollar repurchase agreements	74,002	—	—	—	74,002
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—
g.	Placed under option contracts	—	—	—	—	—
h.	Letter stock or securities restricted as to sale	1,634	—	—	—	1,634
i.	On deposit with state(s)	3,508	—	—	—	3,508
j.	On deposit with other regulatory bodies		—	—	—	—
k.	Pledged as collateral not captured in other categories	19,996	—	—	—	19,996
l.	Other restricted assets	—	—	—	—	—

m.	Total Restricted Assets	$530,583	$—	$10,616	$—	$541,199

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

		Gross Restricted			Percentage
	Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	0.00%	0.00%
b.	Collateral held under security lending agreements	449,689	(7,630)	442,059	1.42	1.42
c.	Subject to repurchase agreements	—	—	—	0.00	0.00
d.	Subject to reverse repurchase agreements	—	—	—	0.00	0.00
e.	Subject to dollar repurchase agreements	20,491	53,511	74,002	0.24	0.24
f.	Subject to dollar reverse repurchase agreements	—	—	—	0.00	0.00
g.	Placed under option contracts	—	—	—	0.00	0.00
h.	Letter stock or securities restricted as to sale	—	1,634	1,634	0.01	0.01
i.	On deposit with state(s)	4,155	(647)	3,508	0.01	0.01
j.	On deposit with other regulatory bodies	—			0.00	0.00
k.	Pledged as collateral not captured in other categories	36,446	(16,450)	19,996	0.06	0.06
l.	Other restricted assets	—	—	—	0.00	0.00

m.	Total Restricted Assets	$510,781	$30,418	$541,199	1.74%	1.74%

Assets pledged as collateral not captured in other categories includes invested assets with a carrying value of $19,996 and $36,446, respectively, in conjunction with derivative transactions as of December 31, 2014 and 2013, respectively.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2014	2013	2012
Direct premiums	$5,452,910	$5,271,244	$4,961,574
Reinsurance assumed - affiliates	41	82	81
Reinsurance assumed - non affiliates	550,438	531,881	633,476
Reinsurance ceded - affiliates	(206,355)	(203,917)	(278,372)
Reinsurance ceded - non affiliates	(357,388)	(350,831)	(375,550)

Net premiums earned	$5,439,646	$5,248,459	$4,941,209

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2014 and 2013 of $1,562,793 and $1,521,643, respectively.

The Company received reinsurance recoveries in the amounts of $447,903, $470,789 and $492,299 during 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $141,534 and $145,050, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2014 and 2013 of $2,076,818 and $2,010,937, respectively.

The Company would experience no reduction in surplus at December 31, 2014 or 2013 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2014 or 2013.

During 2013, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration received was $122,047, life and claim reserves recaptured were $281,190 and other assets recaptured were $9,615, resulting in a pre-tax loss of $149,528 which was included in the statement of operations.

During 2013, the Company also recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $5,456, life and claim reserves recaptured were $31,857, other assets recaptured were $6,677 and the unamortized gain related to these blocks was released into income from surplus of $2,244 ($1,458 after tax), resulting in a pre-tax loss of $28,392, which was included in the statement of operations.

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Subsequent to certain 2013 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration paid was $116,591, life and claim reserves released were $313,047 and other assets were transferred associated with the business of $16,292, resulting in a pre-tax gain of $180,164, which was included in the statement of operations.

The Company novated third party assumed retrocession agreements during 2013 that were previously retroceded to a non-affiliate in which no net consideration was exchanged. Life and claim reserves were exchanged in the amount of $2,044, other assets were exchanged in the amount of $103 and other liabilities were exchanged in the amount of $256. As a result, there was no net financial impact from these transactions on a pre-tax basis, as assumed and ceded reserves along with other assets and other liabilities exchanged were impacted by equivalent amounts.

During 2014, amortization of deferred gains associated with previously transacted agreements was released into income in the amount of $12,740 ($8,281 after tax).

During 2013, the Company recaptured certain treaties from a non-affiliate, for which net consideration received was $770, life and claim reserves recaptured were $1,215, and premiums recaptured were $255, resulting in a pre-tax loss of $190, which was included in the statement of operations.

During 2013, amortization of previously deferred gains associated with the divestiture of the Transamerica Reinsurance operations was released into income in the amount of $20,316 ($13,206 after tax).

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to an affiliate, for which net consideration paid was $9,487, life and claim reserves recaptured were $12,438 and other assets recaptured were $391, resulting in a pre-tax loss of $21,534 which was included in the statement of operations.

During 2012, the Company recaptured certain treaties associated with the divestiture of the Transamerica Reinsurance operations that were previously ceded to a non-affiliate, for which net consideration paid was $27,425, life and claim reserves recaptured were $97,403, other assets recaptured were $7,410 and the unamortized gain related to these blocks was released into income from surplus of $9,990, ($6,556 after tax), resulting in a pre-tax loss of $107,428, which was included in the statement of operations.

Subsequent to the recaptures that took place during 2012, the Company reinsured to a non-affiliate certain treaties associated with the business that was previously ceded to an affiliate, for which a reinsurance premium and ceding commission were received in the amount of $843 and $6,904, respectively, and life and claim reserves transferred were $7,971, resulting in a pre-tax gain of $15,718 ($10,217 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Subsequent to the recaptures that took place during 2012, the Company reinsured to an affiliate certain treaties associated with the business that was previously ceded to a non-affiliate, for which a reinsurance premium was paid in the amount of $13,711, ceding commission was received in the amount of $18,696, life and claim reserves transferred were $78,778 and other assets were transferred in the amount of $3,549, resulting in a pre-tax gain of $80,214 ($52,139 net of tax), which was credited directly to unassigned surplus on a net of tax basis.

Also subsequent to certain 2012 recaptures, the Company novated certain treaties to a non-affiliate, in which consideration received was $24,179, life and claim reserves released were $23,092 and other assets were transferred associated with the business of $4,251, resulting in a pre-tax gain of $43,020, which was included in the statement of operations.

7. Income Taxes

The net deferred income tax asset at December 31, 2014 and 2013 is comprised of the following components:

	December 31, 2014
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$137,930	$16,638	$154,568
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	137,930	16,638	154,568
Deferred Tax Assets Nonadmitted	67,485	—	67,485

Subtotal (Net Deferred Tax Assets)	70,445	16,638	87,083
Deferred Tax Liabilities	31,156	6,514	37,670

Net Admitted Deferred Tax Assets	$39,289	$10,124	$49,413

	December 31, 2013
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99,432	$17,114	$116,546
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	99,432	17,114	116,546
Deferred Tax Assets Nonadmitted	26,623	—	26,623

Subtotal (Net Deferred Tax Assets)	72,809	17,114	89,923
Deferred Tax Liabilities	35,058	6,280	41,338

Net Admitted Deferred Tax Assets	$37,751	$10,834	$48,585

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$38,498	$(476)	$38,022
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	38,498	(476)	38,022
Deferred Tax Assets Nonadmitted	40,862	—	40,862

Subtotal (Net Deferred Tax Assets)	(2,364)	(476)	(2,840)
Deferred Tax Liabilities	(3,902)	234	(3,668)

Net Admitted Deferred Tax Assets	$1,538	$(710)	$828

The main components of deferred income tax amounts are as follows:

Deferred Tax Assets:

	Year Ended December 31
	2014	2013	Change
Ordinary
Discounting of unpaid losses	$103	$125	$(22)
VOBA	461	—	461
Policyholder reserves	97,641	58,995	38,646
Deferred acquisition costs	27,964	25,673	2,291
Compensation and benefits accrual	136	—	136
Receivables - nonadmitted	3,275	1,805	1,470
Tax credit carry-forward	—	2,009	(2,009)
Section 197 Intangible Amortization	2,578	3,385	(807)
Guaranty Fund Accrual	—	1,400	(1,400)
Reinsurance in unauthorized Companies	—	171	(171)
Assumption Reinsurance	—	5,355	(5,355)
Other (including items <5% of ordinary tax assets)	5,772	514	5,258

Subtotal	137,930	99,432	38,498
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	67,485	26,623	40,862

Admitted ordinary deferred tax assets	70,445	72,809	(2,364)
Capital:
Investments	16,638	17,114	(476)
Other (including items <5% of total capital tax assets)	—	—	—

Subtotal	16,638	17,114	(476)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	16,638	17,114	(476)

Admitted deferred tax assets	$87,083	$89,923	$(2,840)

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Year Ended December 31
	2014	2013	Change
Deferred Tax Liabilities:
Ordinary
Investments	$13,274	$14,064	$(790)
§807(f) adjustment	5,997	7,489	(1,492)
Separate account adjustments	11,885	13,055	(1,170)
Other (including items <5% of total ordinary tax liabilities)	—	450	(450)

Subtotal	31,156	35,058	(3,902)
Capital
Investments	6,514	6,280	234
Other (including items <5% of total capital tax liabilities)	—	—	—

Subtotal	6,514	6,280	234

Deferred tax liabilities	37,670	41,338	(3,668)

Net deferred tax assets/liabilities	$49,413	$48,585	$828

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2014 or 2013.

As discussed in Note 1, for the years ended December 31, 2014 and 2013 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2014
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$39,289	$10,124	$49,413
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		—	—	—
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	—	—	—
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	136,243
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		31,156	6,514	37,670

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$70,445	$16,638	$87,083

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

			December 31, 2013
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$35,961	$10,320	$46,281
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		1,790	514	2,304
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	1,790	514	2,304
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	146,856
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		35,058	6,280	41,338

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$72,809	$17,114	$89,923

			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$3,328	$(196)	$3,132
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(1,790)	(514)	(2,304)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(1,790)	(514)	(2,304)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(10,613)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(3,902)	234	(3,668)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(2,364)	$(476)	$(2,840)

	December 31
	2014	2013	Change
Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1194%	1068%	126%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold

Limitation in 2(b)2 above	$908,107	$978,784	$(70,677)

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The impact of tax planning strategies at December 31, 2014 and 2013 was as follows:

	December 31, 2014
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$137,930	$16,638	$154,568
(% of Total Adjusted Gross DTAs)	0%	11%	1%

Net Admitted Adjusted Gross DTAs	$70,445	$16,638	$87,083
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	December 31, 2013
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$99,432	$17,114	$116,546
(% of Total Adjusted Gross DTAs)	0%	39%	6%

Net Admitted Adjusted Gross DTAs	$72,809	$17,114	$89,923
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	Change
	Ordinary	Capital
	Percent	Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs	$38,499	$(476)	$38,022
(% of Total Adjusted Gross DTAs)	0%	-28%	-5%

Net Admitted Adjusted Gross DTAs	$(2,364)	$(476)	$(2,840)
(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2014	2013	Change
Current Income Tax
Federal	$73,027	$16,757	$56,270
Foreign	—	—	—

Subtotal	73,027	16,757	56,270

Federal income tax on net capital gains	5,405	4,412	993
Other	—	—	—

Federal and foreign income taxes incurred	$78,432	$21,169	$57,263

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2014	2013	2012
Current income taxes incurred	$78,433	$21,169	$128,887
Change in deferred income taxes (without tax on unrealized gains and losses)	(42,820)	44,294	17,875

Total income tax reported	$35,613	$65,463	$146,762

Income before taxes	$105,979	$273,902	$384,324
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$37,093	$95,865	$134,513
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(5,523)	(5,361)	(4,937)
Tax credits	(1,799)	(2,964)	(3,243)
Tax adjustment for IMR	(3,969)	(16,240)	6,575
Surplus adjustment for in-force ceded	(2,898)	(5,132)	12,782
Nondeductible expenses	29	15	15
Deferred tax benefit on other items in surplus	12,956	(371)	(7,149)
Provision to return	14	(600)	(1,883)
Dividends from certain foreign corporations	80	92	72
Prior period adjustment	—	—	10,356
Other	(371)	159	(339)

Total income tax reported	$35,612	$65,463	$146,762

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2014.

As of December 31, 2014 and 2013, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2014, 2013 and 2012 of $79,341, $14,455 and $93,620, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2014 and 2013 is $506 and $282, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $506. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2014, 2013 and 2012 is $1, $25 and $(203), respectively. The total interest payable balance as of December 31, 2014 and 2013 is $1 and $1, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 have been completed and resulted in tax return adjustments that are currently being appealed. An examination is in progress for the years 2009 through 2012. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2014, 2013 and 2012, there were no premiums for participating life insurance policies. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2014, 2013 or 2012.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2014
		Separate	Separate
	General	Account with	Account Non-
	Account	Guarantees	Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$769,643	$122,381	$—	$892,024	3%
At book value less surrender charge of 5% or more	876,750	43,081	—	919,831	3
At fair value	14,887	505,121	13,439,469	13,959,477	51

Total with adjustment or at fair value	1,661,280	670,583	13,439,469	15,771,332	58
At book value without adjustment (minimal or no charge or adjustment)	3,506,745	59,815	—	3,566,560	13
Not subject to discretionary withdrawal provision	876,091	5,492,311	1,678,512	8,046,914	29

Total annuity reserves and deposit liabilities	6,044,116	6,222,709	15,117,981	27,384,806	100%

Less reinsurance ceded	1,299	—	—	1,299

Net annuity reserves and deposit liabilities	$6,042,817	$6,222,709	$15,117,981	$27,383,507

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2013
	General	Separate Account	Separate Account
	Account	with Guarantees	Non-Guaranteed	Total	Percent
Subject to discretionary withdrawal
With fair value adjustment	$794,222	$131,432	$—	$925,654	3%
At book value less surrender charge of 5% or more	907,482	44,403	—	951,885	4
At fair value	9,613	495,948	11,354,817	11,860,378	44

Total with adjustment or at fair value	1,711,317	671,783	11,354,817	13,737,917	51
At book value without adjustment (minimal or no charge or adjustment)	3,709,656	61,651	—	3,771,307	14
Not subject to discretionary withdrawal provision	942,748	6,567,686	1,679,657	9,190,091	35

Total annuity reserves and deposit liabilities	6,363,721	7,301,120	13,034,474	26,699,315	100%

Less reinsurance ceded	1,308	—	—	1,308

Net annuity reserves and deposit liabilities	$6,362,413	$7,301,120	$13,034,474	$26,698,007

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$1,480,473	$3,207,516	$4,687,989

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$15,369,859	$15,369,859
Amortized cost	6,222,709	—	6,222,709

Total as of December 31, 2014	$6,222,709	$15,369,859	$21,592,568

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal:
With fair value adjustment	$122,381	$—	$122,381
At book value without fair value adjustment and with current surrender charge of 5% or more	43,081	—	43,081
At fair value	505,121	13,691,347	14,196,468
At book value without fair value adjustment and with current surrender charge of less than 5%	59,815	—	59,815

Subtotal	730,398	13,691,347	14,421,745
Not subject to discretionary withdrawal	5,492,311	1,678,512	7,170,823

Total separate account reserves at December 31, 2014	$6,222,709	$15,369,859	$21,592,568

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2013	$1,806,215	$2,675,996	$4,482,211

Reserves for separate accounts as of December 31, 2013 with assets at:
Fair value	$—	$13,284,389	$13,284,389
Amortized cost	7,301,120	—	7,301,120

Total as of December 31, 2013	$7,301,120	$13,284,389	$20,585,509

Reserves for separate accounts by withdrawal characteristics as of December 31, 2013:
Subject to discretionary withdrawal:
With fair value adjustment	$131,432	$—	$131,432
At book value without fair value adjustment and with current surrender charge of 5% or more	44,403	—	44,403
At fair value	495,948	11,604,732	12,100,680
At book value without fair value adjustment and with current surrender charge of less than 5%	61,651	—	61,651

Subtotal	733,434	11,604,732	12,338,166
Not subject to discretionary withdrawal	6,567,686	1,679,657	8,247,343

Total separate account reserves at December 31, 2013	$7,301,120	$13,284,389	$20,585,509

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	or Equal to 4%	Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2012	$1,805,525	$2,358,130	$4,163,655

Reserves for separate accounts as of December 31, 2012 with assets at:
Fair value	$—	$10,530,694	$10,530,694
Amortized cost	7,303,342	—	7,303,342

Total as of December 31, 2012	$7,303,342	$10,530,694	$17,834,036

Reserves for separate accounts by withdrawal characteristics as of December 31, 2012:
Subject to discretionary withdrawal:
With fair value adjustment	$137,487	$—	$137,487
At book value without fair value adjustment and with current surrender charge of 5% or more	47,733	—	47,733
At fair value	485,825	8,564,744	9,050,569
At book value without fair value adjustment and with current surrender charge of less than 5%	66,275	—	66,275

Subtotal	737,320	8,564,744	9,302,064
Not subject to discretionary withdrawal	6,566,022	1,965,950	8,531,972

Total separate account reserves at December 31, 2012	$7,303,342	$10,530,694	$17,834,036

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2014	2013	2012
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,687,981	$4,482,285	$4,163,733
Transfers from separate accounts	(4,581,447)	(3,352,564)	(3,285,917)

Net transfers to separate accounts	106,534	1,129,721	877,816
Miscellaneous reconciling adjustments	(4,971)	(13)	60

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$101,563	$1,129,708	$877,876

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2014 and 2013, the Company’s separate account statement included legally insulated assets of $21,723,006 and $20,844,419, respectively. The assets legally insulated from general account claims at December 31, 2014 and 2013 are attributed to the following products:

	2014	2013
Variable life	$262,217	$486,004
Variable annuities	11,448,848	9,204,073
Market value separate accounts	1,779,807	1,759,358
Par annuities	1,957,980	1,958,911
Book value separate accounts	6,274,154	7,436,073

Total separate account assets	$21,723,006	$20,844,419

At December 31, 2014 and 2013, the Company held separate account assets not legally insulated from the general account in the amount of $32,705 and $35,081, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2014 and 2013, the general account of the Company had a maximum guarantee for separate account liabilities of $57,781 and $49,211, respectively. To compensate the general account for the risk taken, the separate

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

account paid risk charges of $40,314, $33,770, $32,822, $4,452, and $3,322 to the general account in 2014, 2013, 2012, 2011 and 2010 respectively. During the years ended December 31, 2014, 2013, 2012, 2011 and 2010 the general account of the Company had paid $530, $1,112, $1,449, $2,433 and $2,254 respectively, toward separate account guarantees.

At December 31, 2014 and 2013, the Company reported guaranteed separate account assets at amortized cost in the amount of $6,283,094 and $7,436,073, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $6,302,605 and $7,414,425 at December 31, 2014 and 2013, respectively, which would have resulted in an unrealized (loss) gain of $19,510 and $(21,648), respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. As of December 31, 2014 and 2013, securities with a book value of $10,616 and $18,918, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. As of December 31, 2014, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $10,835. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

At December 31, 2014 and 2013, the Company had variable annuities with minimum guaranteed benefits as follows:

	Subjected		Reinsurance
	Account	Amount of	Reserve
Benefit and Type of Risk	Value	Reserve Held	Credit
December 31, 2014
Minimum Guaranteed Income Benefit	$—	$—	$—
Guaranteed Minimum Withdrawal Benefit	5,421,650	57,896	—
Guaranteed Minimum Death Benefit	1,900,667	4,968	1,299
December 31, 2013
Minimum Guaranteed Income Benefit	$123,455	$1,299	$—
Guaranteed Minimum Withdrawal Benefit	5,339,960	41,397	—
Guaranteed Minimum Death Benefit	1,830,304	5,190	1,308

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policy’s next anniversary date. At December 31, 2014 and 2013, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2014
Life and annuity:
Ordinary first-year business	$170	$(152)	$18
Ordinary renewal business	136,753	(1,196)	$135,557
Group life business	466	(99)	$367
Credit life	252	—	$252
Reinsurance ceded	(130,096)	—	$(130,096)

Total life and annuity	7,545	(1,447)	6,098
Accident and health	6,868	—	6,868

	$14,413	$(1,447)	$12,966

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Gross	Loading	Net
December 31, 2013
Life and annuity:
Ordinary first-year business	$208	$188	$20
Ordinary renewal business	138,879	1,259	137,620
Group life business	527	113	414
Credit life	252	—	252
Reinsurance ceded	(132,124)	—	(132,124)

Total life and annuity	7,742	1,560	6,182
Accident and health	4,284	—	4,284

	$12,026	$1,560	$10,466

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2014 and 2013, the Company had insurance in force aggregating $7,495,007 and $15,580,513, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $42,505 and $58,739 to cover these deficiencies as of December 31, 2014 and 2013, respectively.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions. The Company has recorded a liability of $28 for the amount it has been assessed to fund the transitional reinsurance program.

9. Capital and Surplus

At December 31, 2014 and 2013, the Company had 45,981 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON owns 40,415 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2014 was $3,550. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2015, without prior approval of insurance regulatory authorities, is $57,503.

The Company paid ordinary common stock dividends of $86,926 and $11,966 to its common stock shareholders, AEGON and TLIC, respectively, on December 24, 2014. The Company paid extraordinary common stock dividends of $41,803 and $5,754 to its extraordinary common stock shareholders, AEGON and TLIC, respectively. The Company paid preferred stock dividends of $3,120, and $430, to its preferred stock shareholders, AEGON and TLIC, respectively, on December 24, 2014.

The Company did not pay any dividends in 2013.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2014, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2014 and 2013 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2014 and 2013 is as follows:

	Balance	Interest Paid	Cumulative	Accrued
For Year Ending	Outstanding	Current Year	Interest Paid	Interest
2014	$150,000	$9,375	$62,500	$—
2013	150,000	9,375	53,125	—

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company held special surplus funds in the amount of $8,759 and $8,085, as of December 31, 2014 and 2013, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2014 and 2013, respectively, securities in the amount of $417,669 and $416,442 were on loan under securities lending agreements. At December 31, 2014, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $471,274 and $430,659 at December 31, 2014 and 2013, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$431,443
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	431,443
Securities received	—

Total collateral received	$431,443

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$167,792	$167,793
30 days or less	76,750	76,750
31 to 60 days	128,775	128,761
61 to 90 days	40,463	40,461
91 to 120 days	35,243	35,241
121 to 180 days	12,283	12,281
181 to 365 days	9,986	9,987
1 to 2 years	—	—
2-3 years	—	—
Greater than 3 years	—	—

Total	471,292	471,274
Securities received	—	—

Total collateral reinvested	$471,292	$471,274

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $471,232 (fair value of $471,274) that are currently tradable securities that could be sold and used to pay for the $431,443 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $637, $9 and $9 for the years ended December 31, 2014, 2013 and 2012, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2014, 2013 and 2012 was $261, $6, and $6 for each year, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2014, 2013 and 2012 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was $143 for the year end December 31, 2014 and was negligible for the years ended December 31, 2013 and 2012.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by AEGON as needed.

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between AEGON companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2014, 2013 and 2012, the Company paid $33,720, $31,110 and $24,603, respectively, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $6,843, $4,380 and $2,723 for these services during 2014, 2013 and 2012, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $11,760, $9,341 and $5,645 for the years ended December 31, 2014, 2013 and 2012, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2014, 2013 and 2012, the Company paid (received) net interest of $1, $7 and $(12), respectively, to (from) affiliates. At December 31, 2014 and 2013, the Company reported a net amount of $20,647 and $510 payable to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2014 the Company had no short-term intercompany notes receivable. At December 31, 2013 the Company had short-term intercompany notes receivable of $50,000 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
December 31, 2013
AEGON	$50,000	May 21, 2014	0.10%

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc.	23-1945930	No	Deferred and	C,B,P,U	$38,824
100 Vanguard Blvd.			Income
Malvern, PA 19355			Annuities

C-	Claims Payment

B-	Binding Authority

P-	Premium Collection

U-	Underwriting

For years ended December 31, 2014, 2013 and 2012, the Company had $38,824, $52,545 and $36,282, respectively, of direct premiums written by The Vanguard Group, Inc.

14. Commitments and Contingencies

At December 31, 2014 the company has mortgage loan commitments of $10,000. At December 31, 2013 there were no mortgage loan commitments. The Company has contingent commitments of $20,877 and $21,212, at December 31, 2014 and 2013, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $5,376 and $9,559 at December 31, 2014 and 2013, respectively.

Private placement commitments outstanding as of December 31, 2014 and 2013 were $18,000 and $32,000, respectively.

There were no securities acquired on a “to be announced” (TBA) basis at December 31, 2014 and 2013.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral posted to the Company as of December 31, 2014 and 2013, respectively, was $12,767 and $0. In addition, securities in the amount of $16,910 and $8,352 were also posted to the Company as of December 31, 2014 and 2013, respectively, which were not included in the financials of the Company. Noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $193 and $8,766 at December 31, 2014 and 2013, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $20 and $4,699 at December 31, 2014 and 2013, respectively. The guaranty fund expense was $3,865, $3,437 and $174 for the years ended December 31, 2014, 2013 and 2012, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2014 and 2013, the Company had dollar repurchase agreements outstanding in the amount of $74,002 and $20,491, respectively. The Company had an outstanding liability for borrowed money in the amount $75,038 and $20,029 at December 31, 2014 and 2013, respectively due to participation in dollar repurchase agreements which includes accrued interest.

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$74,815
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	74,815
Securities received	—

Total collateral received	$74,815

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2014 and reacquired within 30 days of the sale date.

16. Subsequent Event

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). With the exception of the Affordable Care Act annual fee described below, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2014 through the date the financial statements are issued.

On January 1, 2015, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (ACA). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity’s net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity’s portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2015. As of December 31, 2014, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2015, and estimates their portion of the annual health insurance industry fee payable on September 30, 2015 to be $77. This assessment is not expected to have a material impact on risk based capital in 2015.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	Year Ended December 31,
	2014	2013
ACA fee assessment payable for the upcoming year	$77	$52
ACA fee assessment paid	52	—
Premium written subject to ACA 9010 assessment	3,721	4,205
Total adjusted capital before surplus adjustment	1,069,700	—
Authorized control level before surplus adjustment	93,716	—
Total adjusted capital after surplus adjustment	1,069,623	—
Authorized control level after surplus adjustment	93,716	—

82

Statutory-Basis

Financial Statement Schedule

83

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2014

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$723,470	$835,084	$723,470
States, municipalities and political subdivisions	120,716	125,470	120,716
Foreign governments	136,587	138,795	136,587
Hybrid securities	109,363	109,665	109,363
All other corporate bonds	6,235,594	6,656,780	6,235,594
Preferred stocks	3,730	4,889	3,730

Total fixed maturities	7,329,460	7,870,683	7,329,460
Equity securities
Common stocks:
Industrial, miscellaneous and all other	201	332	332

Total common stocks	201	332	332
Mortgage loans on real estate	730,305		730,305
Policy loans	116,393		116,393
Other long-term investments	50,295		50,295
Cash, cash equivalents and short-term investments	261,497		261,497
Securities lending reinvested collateral assets	471,292		471,292

Total investments	$8,959,443		$8,959,574

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government and corporate bonds of $ 29,923 are held at fair value rather than amortized cost due to having an NAIC 6 rating.

84

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses
Year ended December 31, 2014
Individual life	$1,105,341	$—	$13,237	$131,835	$62,331	$390,722	$77,976
Individual health	39,895	5,953	6,227	53,360	2,760	33,441	20,718
Group life and health	136,947	1,821	15,498	74,435	8,137	41,910	26,037
Annuity	5,953,030	—	568	5,180,015	337,122	5,108,620	329,343

	$7,235,213	$7,774	$35,530	$5,439,645	$410,350	$5,574,693	$454,074

Year ended December 31, 2013
Individual life	$945,718	$—	$22,777	$127,402	$53,051	$176,256	$64,608
Individual health	36,307	5,860	6,458	50,477	2,503	33,298	18,435
Group life and health	133,342	1,612	7,592	47,312	7,480	31,284	17,048
Annuity	6,269,244	—	470	5,023,268	351,717	3,956,589	1,334,131

	$7,384,611	$7,472	$37,297	$5,248,459	$414,751	$4,197,427	$1,434,222

Year ended December 31, 2012
Individual life	$876,198	$—	$14,392	$114,018	$49,515	$131,253	$100,455
Individual health	33,163	5,194	6,159	46,142	2,469	25,920	17,866
Group life and health	126,870	1,701	7,042	47,758	7,248	29,613	14,835
Annuity	6,710,133	—	610	4,733,291	375,449	3,943,756	1,057,691

	$7,746,364	$6,895	$28,203	$4,941,209	$434,681	$4,130,542	$1,190,847

85

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2014
Life insurance in force	$22,754,916	$193,135,172	$190,242,263	$19,862,007	958%

Premiums:
Individual life	$148,145	$556,231	$539,921	$131,835	410%
Individual health	54,133	857	86	53,362	0%
Group life and health	78,089	6,239	2,584	74,434	3%
Annuity	5,172,542	415	7,889	5,180,015	0%

	$5,452,909	$563,742	$550,480	$5,439,646	10%

Year ended December 31, 2013
Life insurance in force	$21,079,991	$205,474,553	$202,417,259	$18,022,697	1123%

Premiums:
Individual life	$144,629	$538,089	$520,862	$127,402	409%
Individual health	51,221	950	206	50,477	0%
Group life and health	59,787	15,247	2,772	47,312	6%
Annuity	5,015,607	463	8,123	5,023,267	0%

	$5,271,244	$554,749	$531,963	$5,248,458	10%

Year ended December 31, 2012
Life insurance in force	$19,872,208	$247,623,959	$244,180,253	$16,428,502	1486%

Premiums:
Individual life	$134,350	$641,551	$621,218	$114,017	545%
Individual health	47,094	1,046	94	46,142	0%
Group life and health	55,273	10,883	3,369	47,758	7%
Annuity	4,724,860	446	8,876	4,733,291	0%

	$4,961,577	$653,926	$633,557	$4,941,208	13%

86

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2014 and 2013

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2014 and 2013

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Separate Account VA BNY of

Transamerica Financial Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BNY (the “Separate Account”) sponsored by Transamerica Financial Life Insurance Company at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the period then ended and the financial highlights in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

April 24, 2015

The Board of Directors and Contract Owners

of Transamerica Financial Life Insurance Company

  Separate Account VA BNY

We have audited the accompanying statement of operations and changes in net assets of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY (the Separate Account), comprised of subaccounts as listed in the accompanying statement of operations and changes in net assets for the period ended December 31, 2013. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations and changes in net assets of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY, for the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 25, 2014

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Balanced Wealth Strategy Class B Shares	357,881.404	$4,301,864	$4,312,471	$8	$4,312,479	2,304,500	$1.674157	$11.505290
AllianceBernstein Growth and Income Class B Shares	420,294.710	9,785,866	12,486,956	35	12,486,991	5,064,436	1.443466	13.043879
AllianceBernstein Large Cap Growth Class B Shares	9,816.935	256,343	465,126	(1)	465,125	251,314	1.330745	2.176760
American Funds - Asset Allocation Class 2 Shares	1,366,029.637	26,694,607	30,134,614	21	30,134,635	16,361,256	1.556199	11.780479
American Funds - Bond Class 2 Shares	939,955.680	10,352,411	10,292,515	(30)	10,292,485	5,446,189	1.089471	10.073278
American Funds - Growth Class 2 Shares	261,536.121	19,304,779	20,881,044	(13)	20,881,031	5,807,414	1.695826	12.813976
American Funds - Growth-Income Class 2 Shares	320,782.861	15,590,683	16,812,230	18	16,812,248	5,669,604	1.711555	13.176703
American Funds - International Class 2 Shares	779,945.032	14,959,777	15,825,085	(22)	15,825,063	9,289,276	1.129331	10.942101
Fidelity® VIP Balanced Service Class 2	1,098,650.307	17,433,655	18,248,582	(1)	18,248,581	10,374,254	1.395040	12.234717
Fidelity® VIP Contrafund® Initial Class	—	—	—	—	—	—	13.296873	13.374713
Fidelity® VIP Contrafund® Service Class 2	940,550.530	29,262,916	34,518,204	(7)	34,518,197	10,107,714	1.500276	13.259348
Fidelity® VIP Equity-Income Service Class 2	44,260.531	870,698	1,054,728	(6)	1,054,722	589,612	1.388678	2.084132
Fidelity® VIP Growth Service Class 2	13,230.286	507,107	830,862	4	830,866	451,279	1.388663	2.248240
Fidelity® VIP Growth Opportunities Service Class 2	56.210	988	1,866	6	1,872	1,374	1.333280	1.776795
Fidelity® VIP Mid Cap Initial Class	—	—	—	—	—	—	13.072192	13.148720
Fidelity® VIP Mid Cap Service Class 2	434,864.536	15,191,447	16,020,410	(9)	16,020,401	3,544,494	1.588023	13.033398
Fidelity® VIP Value Strategies Initial Class	1,429.886	19,658	21,720	—	21,720	1,732	12.470786	12.543808
Fidelity® VIP Value Strategies Service Class 2	983,561.314	13,382,629	15,028,817	(13)	15,028,804	4,363,341	1.591770	12.430041
Franklin Founding Funds Allocation Class 4 Shares	632,685.203	4,739,720	4,770,446	(6)	4,770,440	2,570,942	1.802760	1.891986
Franklin Income Class 2 Shares	542,963.730	7,958,745	8,687,420	(13)	8,687,407	6,650,565	1.247831	1.398991
Franklin Mutual Shares Class 2 Shares	39,068.869	631,370	882,956	9	882,965	713,957	1.149210	1.356042
Franklin Templeton Foreign Class 2 Shares	145,287.973	1,971,395	2,186,584	5	2,186,589	2,182,365	0.951558	1.032842
GE Investments Total Return Class 3 Shares	108,864.131	1,867,139	2,041,202	5	2,041,207	1,449,643	1.292540	11.221763
Invesco V.I. American Franchise Series II Shares	3,382.597	123,626	181,409	2	181,411	128,301	1.397377	1.427185
Invesco V.I. Value Opportunities Series II Shares	41,594.395	257,517	407,209	3	407,212	297,786	1.207337	1.766868
Janus Aspen - Enterprise Service Shares	4,963.633	191,938	294,145	5	294,150	116,940	1.048619	3.566984
Janus Aspen - Global Research Service Shares	10,703.300	301,859	436,374	(5)	436,369	308,504	0.897588	1.780769
Janus Aspen - Perkins Mid Cap Value Service Shares	123.378	1,814	2,269	(1)	2,268	1,075	2.066364	2.161591
JPMorgan Insurance Trust Core Bond Class 1 Shares	60,901.007	700,449	681,482	(1)	681,481	544,722	1.217038	1.265725
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	13,027.196	62,955	148,640	(2)	148,638	52,138	2.747131	2.856976
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	311.505	3,505	7,495	5	7,500	2,687	2.703704	2.811570
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	2,526.619	39,069	67,587	1	67,588	26,225	2.486768	2.586224
MFS® New Discovery Service Class	145,636.047	2,242,309	2,228,232	(6)	2,228,226	986,222	1.917561	2.674797
MFS® Total Return Service Class	79,889.426	1,486,929	1,913,352	(4)	1,913,348	1,155,873	1.350840	1.835917
TA Aegon High Yield Bond Initial Class	19,304.690	148,860	155,403	1	155,404	67,661	1.230256	10.439790
TA Aegon High Yield Bond Service Class	728,924.422	5,984,287	5,933,445	(9)	5,933,436	2,664,043	1.498539	10.311734
TA Aegon Money Market Initial Class	172,521.600	172,522	172,522	5	172,527	126,305	0.956778	1.365957
TA Aegon Money Market Service Class	63,067,298.668	63,067,298	63,067,299	105	63,067,404	13,187,371	0.912538	9.926045
TA Aegon Tactical Vanguard ETF - Balanced Service Class	8,232,989.269	92,518,227	95,420,346	84	95,420,430	33,943,565	1.126738	10.827937
TA Aegon Tactical Vanguard ETF - Conservative Service Class	2,265,672.825	24,109,635	24,423,953	(22)	24,423,931	12,551,291	1.092476	10.566573
TA Aegon Tactical Vanguard ETF - Growth Service Class	4,739,570.525	53,963,099	55,073,810	4	55,073,814	19,144,493	1.154841	11.142128
TA Aegon U.S. Government Securities Initial Class	30,590.119	372,163	371,976	(3)	371,973	184,056	1.290178	2.020976

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Aegon U.S. Government Securities Service Class	2,612,553.901	$33,204,888	$32,526,296	$(25)	$32,526,271	14,098,292	$1.039202	$9.995022
TA AllianceBernstein Dynamic Allocation Initial Class	7,066.994	59,383	67,419	1	67,420	40,726	1.371728	1.734799
TA AllianceBernstein Dynamic Allocation Service Class	2,114,569.676	18,378,484	20,046,121	2	20,046,123	10,378,014	1.062859	10.714391
TA Asset Allocation - Conservative Initial Class	5,371.274	56,958	59,353	(1)	59,352	35,716	1.437701	1.795205
TA Asset Allocation - Conservative Service Class	5,628,552.519	59,530,224	61,576,365	(67)	61,576,298	31,677,104	1.142407	10.704960
TA Asset Allocation - Growth Initial Class	12,999.923	126,708	147,419	1	147,420	82,871	1.605335	2.106577
TA Asset Allocation - Growth Service Class	608,138.622	5,749,378	6,835,478	3	6,835,481	3,471,873	1.216220	11.833142
TA Asset Allocation - Moderate Initial Class	73,378.573	776,023	892,283	2	892,285	508,985	1.537543	1.945848
TA Asset Allocation - Moderate Service Class	24,077,922.419	266,294,725	289,657,407	52	289,657,459	119,812,391	1.202082	10.983687
TA Asset Allocation - Moderate Growth Initial Class	26,495.615	300,490	337,554	—	337,554	186,731	1.589393	2.042231
TA Asset Allocation - Moderate Growth Service Class	12,000,830.431	128,882,607	151,210,463	195	151,210,658	66,510,851	1.239058	11.359025
TA Barrow Hanley Dividend Focused Initial Class	181,010.469	2,527,817	3,844,662	(12)	3,844,650	1,664,774	1.517876	13.077773
TA Barrow Hanley Dividend Focused Service Class	282,797.293	4,851,297	6,012,270	(2)	6,012,268	2,227,705	1.359196	12.917739
TA BlackRock Global Allocation Service Class	3,903,808.995	52,487,871	56,800,421	(26)	56,800,395	33,949,110	1.190522	10.909901
TA BlackRock Tactical Allocation Service Class	5,426,690.132	81,716,041	87,586,779	71	87,586,850	34,968,108	1.226051	11.126131
TA Clarion Global Real Estate Securities Initial Class	2,979.105	42,991	38,907	(4)	38,903	14,673	1.338296	10.464030
TA Clarion Global Real Estate Securities Service Class	401,435.721	4,980,207	5,463,540	(1)	5,463,539	2,083,565	1.196475	10.341738
TA International Moderate Growth Service Class	3,675,088.608	33,816,645	35,391,103	106	35,391,209	21,845,760	1.006441	10.501288
TA Janus Balanced Service Class	2,630,374.839	32,437,837	35,378,542	(15)	35,378,527	11,828,480	1.187688	11.855854
TA Jennison Growth Initial Class	196,828.099	1,601,277	2,074,568	(4)	2,074,564	1,307,658	1.544816	13.877145
TA Jennison Growth Service Class	1,248,112.494	11,567,822	12,818,115	—	12,818,115	4,747,106	1.701897	13.715704
TA JPMorgan Core Bond Service Class	1,096,550.343	15,118,607	15,198,188	(1)	15,198,187	8,490,749	1.049022	10.116194
TA JPMorgan Enhanced Index Initial Class	35,391.764	511,998	655,455	—	655,455	261,524	1.636329	13.466392
TA JPMorgan Enhanced Index Service Class	113,410.808	1,970,301	2,099,234	(1)	2,099,233	447,817	1.610391	13.315169
TA JPMorgan Mid Cap Value Service Class	909,584.372	17,739,714	20,447,457	(5)	20,447,452	5,723,903	1.693307	13.414418
TA JPMorgan Tactical Allocation Service Class	3,489,175.094	48,162,144	51,151,307	(58)	51,151,249	20,676,779	1.125953	10.744463
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,777,866.073	53,349,478	57,286,614	59	57,286,673	16,981,768	1.148341	11.194198
TA Legg Mason Dynamic Allocation - Growth Service Class	3,298,373.835	38,232,800	41,526,527	(59)	41,526,468	12,452,814	1.204448	11.621903
TA Market Participation Strategy Service Class	2,298,781.797	25,586,881	27,861,235	14	27,861,249	6,502,270	1.174447	11.782416
TA MFS International Equity Initial Class	8,249.773	60,867	67,566	(3)	67,563	49,145	1.246104	10.562893
TA MFS International Equity Service Class	458,447.925	3,679,411	3,695,090	—	3,695,090	1,240,007	1.134016	10.443991
TA Morgan Stanley Capital Growth Initial Class	4,488.753	55,232	70,384	(3)	70,381	33,027	1.946402	2.568572
TA Morgan Stanley Capital Growth Service Class	94,254.544	1,238,762	1,461,888	(3)	1,461,885	487,574	1.692676	14.339552
TA Morgan Stanley Mid-Cap Growth Initial Class	1,173.084	30,628	41,633	(3)	41,630	28,385	1.373770	12.362141
TA Morgan Stanley Mid-Cap Growth Service Class	120,158.283	3,892,170	4,158,678	14	4,158,692	1,405,002	1.639143	12.211973
TA Multi-Managed Balanced Initial Class	3,635.313	44,179	50,785	(8)	50,777	23,192	1.978351	2.275428
TA Multi-Managed Balanced Service Class	737,659.259	9,448,263	10,150,191	(11)	10,150,180	4,141,602	1.381863	12.027782
TA Multi-Manager Alt Strategies Service Class	2,876.561	29,690	30,031	—	30,031	2,886	10.342846	10.487363
TA PIMCO Tactical - Balanced Service Class	2,530,058.075	28,596,117	30,107,691	4	30,107,695	11,037,640	1.051894	11.283498
TA PIMCO Tactical - Conservative Service Class	872,082.450	9,531,075	10,002,786	(3)	10,002,783	5,302,381	1.003296	11.080952
TA PIMCO Tactical - Growth Service Class	1,383,687.512	15,273,586	15,981,591	21	15,981,612	6,170,132	1.017782	11.512858
TA PIMCO Total Return Initial Class	33,484.292	388,277	390,762	3	390,765	244,451	1.398796	1.628858

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2014

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA PIMCO Total Return Service Class	5,868,481.794	$68,943,544	$68,015,704	$118	$68,015,822	38,303,298	$1.055520	$9.928963
TA PineBridge Inflation Opportunities Service Class	1,456,916.191	15,705,358	14,671,146	35	14,671,181	11,260,430	0.958961	9.215296
TA ProFunds UltraBear Service Class (OAM)	406,332.796	534,129	390,079	7	390,086	4,425,558	0.086018	0.090717
TA Systematic Small/Mid Cap Value Initial Class	146,860.478	2,727,374	3,330,796	1	3,330,797	378,313	1.517180	12.833661
TA Systematic Small/Mid Cap Value Service Class	341,360.087	7,155,641	7,605,503	7	7,605,510	3,341,690	1.754214	12.678505
TA T. Rowe Price Small Cap Initial Class	20,152.398	172,748	295,837	(3)	295,834	153,368	1.589737	13.754908
TA T. Rowe Price Small Cap Service Class	1,581,208.525	19,190,304	22,421,537	(6)	22,421,531	5,746,945	2.120865	13.595457
TA Torray Concentrated Growth Initial Class	82,316.831	1,345,288	1,765,696	1	1,765,697	312,882	1.568471	13.160611
TA Torray Concentrated Growth Service Class	454,165.515	8,744,624	9,918,975	11	9,918,986	3,902,173	1.637499	13.003876
TA TS&W International Equity Initial Class	71,336.254	831,926	886,710	10	886,720	425,897	1.271245	10.703654
TA TS&W International Equity Service Class	138,477.881	1,694,567	1,710,202	2	1,710,204	597,875	0.963697	10.577253
TA Vanguard ETF - Balanced Service Class	29,020,543.328	328,512,918	342,152,206	87	342,152,293	136,879,690	1.200158	10.981748
TA Vanguard ETF - Conservative Service Class	6,324,779.444	75,293,224	77,921,283	53	77,921,336	40,013,205	1.161142	10.791753
TA Vanguard ETF - Growth Service Class	30,516,554.781	319,742,841	326,832,302	6	326,832,308	139,255,241	1.215081	11.422702
TA Voya Balanced Allocation Service Class	1,514.762	15,260	16,056	—	16,056	1,520	10.440484	10.589586
TA Voya Conservative Allocation Service Class	1,582.882	15,707	16,003	—	16,003	1,588	9.961223	10.103481
TA Voya Intermediate Bond Service Class	—	—	—	—	—	—	9.876973	10.018015
TA Voya Large Cap Growth Service Class	—	—	—	—	—	—	12.953982	13.138900
TA Voya Limited Maturity Bond Service Class	4,753.281	47,360	47,533	—	47,533	4,850	9.687545	9.825883
TA Voya Mid Cap Opportunities Service Class	—	—	—	—	—	—	12.405270	12.582371
TA Voya Moderate Growth Allocation Service Class	—	—	—	—	—	—	10.828386	10.983028
TA WMC US Growth Initial Class	89,939.348	2,261,508	3,041,749	3	3,041,752	2,344,356	1.264269	13.338646
TA WMC US Growth Service Class	87,166.468	2,433,372	2,909,617	5	2,909,622	1,038,319	1.308866	13.177966
Vanguard® Equity Index	—	—	—	—	—	—	13.219198	13.296581
Vanguard® International	—	—	—	—	—	—	10.828364	10.891774
Vanguard® Mid-Cap Index	—	—	—	—	—	—	13.281691	13.359458
Vanguard® REIT Index	—	—	—	—	—	—	11.445665	11.512685
Vanguard® Short-Term Investment Grade	—	—	—	—	—	—	10.026131	10.084847
Vanguard® Total Bond Market Index	—	—	—	—	—	—	10.070519	10.129517
Wanger International	—	—	—	—	—	—	10.465660	10.526946
Wanger USA	—	—	—	—	—	—	12.737879	12.812448

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Bond Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$2,914,759	$4,938,122	$474,803	$14,119,666	$4,240,313

Investment Income:
Reinvested Dividends	76,513	73,349	—	297,392	110,565
Investment Expense:
Mortality and Expense Risk and Administrative Charges	55,515	101,931	7,304	321,414	90,853

Net Investment Income (Loss)	20,998	(28,582)	(7,304)	(24,022)	19,712
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	56,864
Realized Gain (Loss) on Investments	62,087	147,854	34,460	390,020	(8,144)

Net Realized Capital Gains (Losses) on Investments	62,087	147,854	34,460	390,020	48,720
Net Change in Unrealized Appreciation (Depreciation)	354,662	1,775,429	126,673	3,180,013	(269,645)

Net Gain (Loss) on Investment	416,749	1,923,283	161,133	3,570,033	(220,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	437,747	1,894,701	153,829	3,546,011	(201,213)

Increase (Decrease) in Net Assets from Contract Transactions	373,970	1,844,834	(101,034)	5,449,985	2,369,663

Total Increase (Decrease) in Net Assets	811,717	3,739,535	52,795	8,995,996	2,168,450

Net Assets as of December 31, 2013:	$3,726,476	$8,677,657	$527,598	$23,115,662	$6,408,763

Investment Income:
Reinvested Dividends	101,295	125,496	—	439,654	188,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,858	156,356	7,141	482,067	136,698

Net Investment Income (Loss)	32,437	(30,860)	(7,141)	(42,413)	51,443
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	647,800	—	—	1,332,848	2,737
Realized Gain (Loss) on Investments	67,717	162,859	56,326	908,724	(8,882)

Net Realized Capital Gains (Losses) on Investments	715,517	162,859	56,326	2,241,572	(6,145)
Net Change in Unrealized Appreciation (Depreciation)	(544,355)	689,665	9,712	(1,162,149)	199,992

Net Gain (Loss) on Investment	171,162	852,524	66,038	1,079,423	193,847
Net Increase (Decrease) in Net Assets Resulting from Operations	203,599	821,664	58,897	1,037,010	245,290

Increase (Decrease) in Net Assets from Contract Transactions	382,404	2,987,670	(121,370)	5,981,963	3,638,432

Total Increase (Decrease) in Net Assets	586,003	3,809,334	(62,473)	7,018,973	3,883,722

Net Assets as of December 31, 2014:	$4,312,479	$12,486,991	$465,125	$30,134,635	$10,292,485

See Accompanying Notes.

(1) See Footnote 1

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth- Income Class 2 Shares	American Funds - International Class 2 Shares	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Contrafund® Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net Assets as of January 1, 2013:	$2,708,329	$1,779,957	$3,992,382	$10,651,429	$—

Investment Income:
Reinvested Dividends	57,729	85,360	130,808	170,089	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,479	81,371	143,245	182,725	—

Net Investment Income (Loss)	(38,750)	3,989	(12,437)	(12,636)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	545,398	—
Realized Gain (Loss) on Investments	132,952	69,894	125,818	165,908	2

Net Realized Capital Gains (Losses) on Investments	132,952	69,894	125,818	711,306	2
Net Change in Unrealized Appreciation (Depreciation)	1,218,114	1,117,460	1,421,169	1,281,457	—

Net Gain (Loss) on Investment	1,351,066	1,187,354	1,546,987	1,992,763	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,312,316	1,191,343	1,534,550	1,980,127	2

Increase (Decrease) in Net Assets from Contract Transactions	3,944,450	5,545,632	5,493,542	868,202	(2)

Total Increase (Decrease) in Net Assets	5,256,766	6,736,975	7,028,092	2,848,329	—

Net Assets as of December 31, 2013:	$7,965,095	$8,516,932	$11,020,474	$13,499,758	$—

Investment Income:
Reinvested Dividends	158,529	204,508	223,798	232,094	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,878	255,094	257,082	223,233	—

Net Investment Income (Loss)	(75,349)	(50,586)	(33,284)	8,861	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	574,864	665,039	—	1,790,759	—
Realized Gain (Loss) on Investments	142,279	489,761	182,378	138,381	—

Net Realized Capital Gains (Losses) on Investments	717,143	1,154,800	182,378	1,929,140	—
Net Change in Unrealized Appreciation (Depreciation)	204,262	26,640	(860,198)	(702,224)	—

Net Gain (Loss) on Investment	921,405	1,181,440	(677,820)	1,226,916	—
Net Increase (Decrease) in Net Assets Resulting from Operations	846,056	1,130,854	(711,104)	1,235,777	—

Increase (Decrease) in Net Assets from Contract Transactions	12,069,880	7,164,462	5,515,693	3,513,046	—

Total Increase (Decrease) in Net Assets	12,915,936	8,295,316	4,804,589	4,748,823	—

Net Assets as of December 31, 2014:	$20,881,031	$16,812,248	$15,825,063	$18,248,581	$—

See Accompanying Notes.

(1) See Footnote 1

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Mid Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Net Assets as of January 1, 2013:	$6,453,894	$1,063,363	$677,785	$1,333	$—

Investment Income:
Reinvested Dividends	142,143	23,487	330	1	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	215,621	15,252	10,727	21	—

Net Investment Income (Loss)	(73,478)	8,235	(10,397)	(20)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,977	69,317	502	1	—
Realized Gain (Loss) on Investments	485,744	44,417	26,213	15	2

Net Realized Capital Gains (Losses) on Investments	490,721	113,734	26,715	16	2
Net Change in Unrealized Appreciation (Depreciation)	3,242,361	125,411	201,479	466	—

Net Gain (Loss) on Investment	3,733,082	239,145	228,194	482	2
Net Increase (Decrease) in Net Assets Resulting from Operations	3,659,604	247,380	217,797	462	2

Increase (Decrease) in Net Assets from Contract Transactions	8,973,535	(214,366)	(85,155)	(42)	(2)

Total Increase (Decrease) in Net Assets	12,633,139	33,014	132,642	420	—

Net Assets as of December 31, 2013:	$19,087,033	$1,096,377	$810,427	$1,753	$—

Investment Income:
Reinvested Dividends	245,534	27,657	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	365,164	15,814	11,917	24	—

Net Investment Income (Loss)	(119,630)	11,843	(11,917)	(24)	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683,663	15,004	—	1	—
Realized Gain (Loss) on Investments	365,712	29,788	23,449	33	—

Net Realized Capital Gains (Losses) on Investments	1,049,375	44,792	23,449	34	—
Net Change in Unrealized Appreciation (Depreciation)	1,444,822	18,787	62,746	166	—

Net Gain (Loss) on Investment	2,494,197	63,579	86,195	200	—
Net Increase (Decrease) in Net Assets Resulting from Operations	2,374,567	75,422	74,278	176	—

Increase (Decrease) in Net Assets from Contract Transactions	13,056,597	(117,077)	(53,839)	(57)	—

Total Increase (Decrease) in Net Assets	15,431,164	(41,655)	20,439	119	—

Net Assets as of December 31, 2014:	$34,518,197	$1,054,722	$830,866	$1,872	$—

See Accompanying Notes.

(1) See Footnote 1

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$6,046,828	$—	$1,912,777	$5,106,586	$10,518,336

Investment Income:
Reinvested Dividends	16,589	174	42,306	559,086	668,226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	75,093	25	83,862	86,389	155,876

Net Investment Income (Loss)	(58,504)	149	(41,556)	472,697	512,350
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	777,832	—	—	925,816	—
Realized Gain (Loss) on Investments	65,525	2	203,471	96,785	91,693

Net Realized Capital Gains (Losses) on Investments	843,357	2	203,471	1,022,601	91,693
Net Change in Unrealized Appreciation (Depreciation)	779,164	911	1,168,040	(456,593)	598,017

Net Gain (Loss) on Investment	1,622,521	913	1,371,511	566,008	689,710
Net Increase (Decrease) in Net Assets Resulting from Operations	1,564,017	1,062	1,329,955	1,038,705	1,202,060

Increase (Decrease) in Net Assets from Contract Transactions	(789,663)	19,412	3,648,835	(603,040)	(1,489,374)

Total Increase (Decrease) in Net Assets	774,354	20,474	4,978,790	435,665	(287,314)

Net Assets as of December 31, 2013:	$6,821,182	$20,474	$6,891,567	$5,542,251	$10,231,022

Investment Income:
Reinvested Dividends	3,003	224	120,022	144,187	479,193
Investment Expense:
Mortality and Expense Risk and Administrative Charges	134,989	137	135,684	87,131	144,819

Net Investment Income (Loss)	(131,986)	87	(15,662)	57,056	334,374
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	235,922	—	—	4,480	—
Realized Gain (Loss) on Investments	87,467	11	194,525	32,707	236,535

Net Realized Capital Gains (Losses) on Investments	323,389	11	194,525	37,187	236,535
Net Change in Unrealized Appreciation (Depreciation)	274,202	1,152	255,217	(19,501)	(241,157)

Net Gain (Loss) on Investment	597,591	1,163	449,742	17,686	(4,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	465,605	1,250	434,080	74,742	329,752

Increase (Decrease) in Net Assets from Contract Transactions	8,733,614	(4)	7,703,157	(846,553)	(1,873,367)

Total Increase (Decrease) in Net Assets	9,199,219	1,246	8,137,237	(771,811)	(1,543,615)

Net Assets as of December 31, 2014:	$16,020,401	$21,720	$15,028,804	$4,770,440	$8,687,407

See Accompanying Notes.

(1) See Footnote 1

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	GE Investments Total Return Class 3 Shares	Invesco V.I. American Franchise Series II Shares	Invesco V.I. Value Opportunities Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$790,683	$2,859,834	$1,683,942	$126,490	$314,505

Investment Income:
Reinvested Dividends	17,696	71,498	23,804	364	4,447
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,789	42,054	29,457	2,163	5,481

Net Investment Income (Loss)	4,907	29,444	(5,653)	(1,799)	(1,034)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	91,343	—	—
Realized Gain (Loss) on Investments	19,810	53,227	32,702	392	2,810

Net Realized Capital Gains (Losses) on Investments	19,810	53,227	124,045	392	2,810
Net Change in Unrealized Appreciation (Depreciation)	174,438	467,287	103,999	48,888	95,956

Net Gain (Loss) on Investment	194,248	520,514	228,044	49,280	98,766
Net Increase (Decrease) in Net Assets Resulting from Operations	199,155	549,958	222,391	47,481	97,732

Increase (Decrease) in Net Assets from Contract Transactions	(71,546)	(455,332)	34,564	(1,242)	(5,476)

Total Increase (Decrease) in Net Assets	127,609	94,626	256,955	46,239	92,256

Net Assets as of December 31, 2013:	$918,292	$2,954,460	$1,940,897	$172,729	$406,761

Investment Income:
Reinvested Dividends	17,673	50,314	30,125	—	4,689
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,497	38,278	31,667	2,604	6,127

Net Investment Income (Loss)	4,176	12,036	(1,542)	(2,604)	(1,438)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,595	—	57,813	—	—
Realized Gain (Loss) on Investments	33,426	99,664	27,951	1,424	9,073

Net Realized Capital Gains (Losses) on Investments	38,021	99,664	85,764	1,424	9,073
Net Change in Unrealized Appreciation (Depreciation)	7,795	(428,521)	(18,223)	12,380	11,702

Net Gain (Loss) on Investment	45,816	(328,857)	67,541	13,804	20,775
Net Increase (Decrease) in Net Assets Resulting from Operations	49,992	(316,821)	65,999	11,200	19,337

Increase (Decrease) in Net Assets from Contract Transactions	(85,319)	(451,050)	34,311	(2,518)	(18,886)

Total Increase (Decrease) in Net Assets	(35,327)	(767,871)	100,310	8,682	451

Net Assets as of December 31, 2014:	$882,965	$2,186,589	$2,041,207	$181,411	$407,212

See Accompanying Notes.

(1) See Footnote 1

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Janus Aspen - Enterprise Service Shares Subaccount	Janus Aspen - Global Research Service Shares Subaccount	Janus Aspen - Perkins Mid Cap Value Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Class 1 Shares Subaccount	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares Subaccount
Net Assets as of January 1, 2013:	$229,592	$447,699	$1,823	$861,359	$100,145

Investment Income:
Reinvested Dividends	955	4,893	23	37,042	1,190
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,600	6,883	28	11,330	1,496

Net Investment Income (Loss)	(2,645)	(1,990)	(5)	25,712	(306)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	39	—	1,279
Realized Gain (Loss) on Investments	3,605	6,930	(8)	(1,418)	819

Net Realized Capital Gains (Losses) on Investments	3,605	6,930	31	(1,418)	2,098
Net Change in Unrealized Appreciation (Depreciation)	67,275	104,160	403	(47,142)	28,872

Net Gain (Loss) on Investment	70,880	111,090	434	(48,560)	30,970
Net Increase (Decrease) in Net Assets Resulting from Operations	68,235	109,100	429	(22,848)	30,664

Increase (Decrease) in Net Assets from Contract Transactions	(9,750)	(57,378)	(59)	(116,790)	(8)

Total Increase (Decrease) in Net Assets	58,485	51,722	370	(139,638)	30,656

Net Assets as of December 31, 2013:	$288,077	$499,421	$2,193	$721,721	$130,801

Investment Income:
Reinvested Dividends	100	4,648	73	26,355	1,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,071	7,338	30	9,956	1,757

Net Investment Income (Loss)	(3,971)	(2,690)	43	16,399	(692)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,886	—	167	—	7,268
Realized Gain (Loss) on Investments	12,124	29,794	24	(2,601)	1,027

Net Realized Capital Gains (Losses) on Investments	33,010	29,794	191	(2,601)	8,295
Net Change in Unrealized Appreciation (Depreciation)	972	742	(87)	9,487	10,242

Net Gain (Loss) on Investment	33,982	30,536	104	6,886	18,537
Net Increase (Decrease) in Net Assets Resulting from Operations	30,011	27,846	147	23,285	17,845

Increase (Decrease) in Net Assets from Contract Transactions	(23,938)	(90,898)	(72)	(63,525)	(8)

Total Increase (Decrease) in Net Assets	6,073	(63,052)	75	(40,240)	17,837

Net Assets as of December 31, 2014:	$294,150	$436,369	$2,268	$681,481	$148,638

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	JPMorgan Insurance Trust Small Cap Core Class 1 Shares Subaccount	JPMorgan Insurance Trust U.S. Equity Class 1 Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount
Net Assets as of January 1, 2013:	$13,016	$45,715	$6,060,367	$1,788,262	$164,087

Investment Income:
Reinvested Dividends	86	665	—	30,760	7,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	161	693	101,096	26,059	2,002

Net Investment Income (Loss)	(75)	(28)	(101,096)	4,701	5,856
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	57,042	—	—
Realized Gain (Loss) on Investments	5,480	417	89,521	45,624	9,587

Net Realized Capital Gains (Losses) on Investments	5,480	417	146,563	45,624	9,587
Net Change in Unrealized Appreciation (Depreciation)	(1,267)	15,282	2,147,540	245,136	(7,674)

Net Gain (Loss) on Investment	4,213	15,699	2,294,103	290,760	1,913
Net Increase (Decrease) in Net Assets Resulting from Operations	4,138	15,671	2,193,007	295,461	7,769

Increase (Decrease) in Net Assets from Contract Transactions	(10,084)	(580)	(1,010,049)	(179,768)	(31,559)

Total Increase (Decrease) in Net Assets	(5,946)	15,091	1,182,958	115,693	(23,790)

Net Assets as of December 31, 2013:	$7,070	$60,806	$7,243,325	$1,903,955	$140,297

Investment Income:
Reinvested Dividends	10	577	—	32,222	8,035
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	824	85,317	26,199	1,845

Net Investment Income (Loss)	(87)	(247)	(85,317)	6,023	6,190
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	573	—	1,233,548	49,819	—
Realized Gain (Loss) on Investments	128	602	371,148	32,096	754

Net Realized Capital Gains (Losses) on Investments	701	602	1,604,696	81,915	754
Net Change in Unrealized Appreciation (Depreciation)	(49)	7,162	(2,090,347)	36,033	(3,419)

Net Gain (Loss) on Investment	652	7,764	(485,651)	117,948	(2,665)
Net Increase (Decrease) in Net Assets Resulting from Operations	565	7,517	(570,968)	123,971	3,525

Increase (Decrease) in Net Assets from Contract Transactions	(135)	(735)	(4,444,131)	(114,578)	11,582

Total Increase (Decrease) in Net Assets	430	6,782	(5,015,099)	9,393	15,107

Net Assets as of December 31, 2014:	$7,500	$67,588	$2,228,226	$1,913,348	$155,404

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Money Market Initial Class Subaccount	TA Aegon Money Market Service Class Subaccount	TA Aegon Tactical Vanguard ETF - Balanced Service Class Subaccount	TA Aegon Tactical Vanguard ETF - Conservative Service Class Subaccount
Net Assets as of January 1, 2013:	$3,311,088	$454,737	$13,803,900	$13,133,992	$10,318,056

Investment Income:
Reinvested Dividends	256,480	20	1,176	190,246	166,217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,636	5,526	335,410	423,393	191,449

Net Investment Income (Loss)	193,844	(5,506)	(334,234)	(233,147)	(25,232)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	199,646	187,787
Realized Gain (Loss) on Investments	48,238	—	—	160,443	215,800

Net Realized Capital Gains (Losses) on Investments	48,238	—	—	360,089	403,587
Net Change in Unrealized Appreciation (Depreciation)	(48,252)	—	—	2,636,436	403,695

Net Gain (Loss) on Investment	(14)	—	—	2,996,525	807,282
Net Increase (Decrease) in Net Assets Resulting from Operations	193,830	(5,506)	(334,234)	2,763,378	782,050

Increase (Decrease) in Net Assets from Contract Transactions	1,303,695	(77,804)	27,533,388	40,329,872	6,895,059

Total Increase (Decrease) in Net Assets	1,497,525	(83,310)	27,199,154	43,093,250	7,677,109

Net Assets as of December 31, 2013:	$4,808,613	$371,427	$41,003,054	$56,227,242	$17,995,165

Investment Income:
Reinvested Dividends	310,769	16	1,664	497,553	218,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,494	4,448	450,420	1,027,015	278,286

Net Investment Income (Loss)	230,275	(4,432)	(448,756)	(529,462)	(59,478)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	1,844,111	863,368
Realized Gain (Loss) on Investments	11,925	—	—	378,629	103,736

Net Realized Capital Gains (Losses) on Investments	11,925	—	—	2,222,740	967,104
Net Change in Unrealized Appreciation (Depreciation)	(150,639)	—	—	(140,807)	(464,773)

Net Gain (Loss) on Investment	(138,714)	—	—	2,081,933	502,331
Net Increase (Decrease) in Net Assets Resulting from Operations	91,561	(4,432)	(448,756)	1,552,471	442,853

Increase (Decrease) in Net Assets from Contract Transactions	1,033,262	(194,468)	22,513,106	37,640,717	5,985,913

Total Increase (Decrease) in Net Assets	1,124,823	(198,900)	22,064,350	39,193,188	6,428,766

Net Assets as of December 31, 2014:	$5,933,436	$172,527	$63,067,404	$95,420,430	$24,423,931

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Aegon Tactical Vanguard ETF - Growth Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA AllianceBernstein Dynamic Allocation Initial Class Subaccount	TA AllianceBernstein Dynamic Allocation Service Class Subaccount
Net Assets as of January 1, 2013:	$9,309,067	$444,550	$28,835,995	$60,017	$12,209,061

Investment Income:
Reinvested Dividends	165,327	9,526	723,799	733	138,759
Investment Expense:
Mortality and Expense Risk and Administrative Charges	250,302	5,653	456,846	868	206,563

Net Investment Income (Loss)	(84,975)	3,873	266,953	(135)	(67,804)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	8,914	802,252	—	—
Realized Gain (Loss) on Investments	276,121	4,129	(1,529,760)	(221)	158,652

Net Realized Capital Gains (Losses) on Investments	276,121	13,043	(727,508)	(221)	158,652
Net Change in Unrealized Appreciation (Depreciation)	2,146,314	(31,812)	(863,866)	3,820	636,788

Net Gain (Loss) on Investment	2,422,435	(18,769)	(1,591,374)	3,599	795,440
Net Increase (Decrease) in Net Assets Resulting from Operations	2,337,460	(14,896)	(1,324,421)	3,464	727,636

Increase (Decrease) in Net Assets from Contract Transactions	19,056,729	(36,776)	(747,349)	1,810	2,927,435

Total Increase (Decrease) in Net Assets	21,394,189	(51,672)	(2,071,770)	5,274	3,655,071

Net Assets as of December 31, 2013:	$30,703,256	$392,878	$26,764,225	$65,291	$15,864,132

Investment Income:
Reinvested Dividends	370,222	15,165	1,208,093	682	151,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	635,448	5,373	463,687	922	272,411

Net Investment Income (Loss)	(265,226)	9,792	744,406	(240)	(121,111)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,106,648	6,368	569,208	—	—
Realized Gain (Loss) on Investments	285,066	1,251	(856,845)	189	213,491

Net Realized Capital Gains (Losses) on Investments	2,391,714	7,619	(287,637)	189	213,491
Net Change in Unrealized Appreciation (Depreciation)	(1,460,102)	(5,099)	411,777	2,710	578,973

Net Gain (Loss) on Investment	931,612	2,520	124,140	2,899	792,464
Net Increase (Decrease) in Net Assets Resulting from Operations	666,386	12,312	868,546	2,659	671,353

Increase (Decrease) in Net Assets from Contract Transactions	23,704,172	(33,217)	4,893,500	(530)	3,510,638

Total Increase (Decrease) in Net Assets	24,370,558	(20,905)	5,762,046	2,129	4,181,991

Net Assets as of December 31, 2014:	$55,073,814	$371,973	$32,526,271	$67,420	$20,046,123

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Asset Allocation - Conservative Initial Class Subaccount	TA Asset Allocation - Conservative Service Class Subaccount	TA Asset Allocation - Growth Initial Class Subaccount	TA Asset Allocation - Growth Service Class Subaccount	TA Asset Allocation - Moderate Initial Class Subaccount
Net Assets as of January 1, 2013:	$102,912	$43,570,834	$63,855	$3,927,834	$967,012

Investment Income:
Reinvested Dividends	3,232	1,466,942	741	52,542	24,955
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,239	681,174	1,176	73,362	14,095

Net Investment Income (Loss)	1,993	785,768	(435)	(20,820)	10,860
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	159	78,312	—	—	—
Realized Gain (Loss) on Investments	7,103	650,661	(4,612)	131,758	(2,916)

Net Realized Capital Gains (Losses) on Investments	7,262	728,973	(4,612)	131,758	(2,916)
Net Change in Unrealized Appreciation (Depreciation)	(3,046)	2,050,690	24,808	979,185	106,701

Net Gain (Loss) on Investment	4,216	2,779,663	20,196	1,110,943	103,785
Net Increase (Decrease) in Net Assets Resulting from Operations	6,209	3,565,431	19,761	1,090,123	114,645

Increase (Decrease) in Net Assets from Contract Transactions	(50,227)	7,303,565	63,035	1,077,315	(16,336)

Total Increase (Decrease) in Net Assets	(44,018)	10,868,996	82,796	2,167,438	98,309

Net Assets as of December 31, 2013:	$58,894	$54,439,830	$146,651	$6,095,272	$1,065,321

Investment Income:
Reinvested Dividends	1,587	1,456,547	3,438	138,078	19,834
Investment Expense:
Mortality and Expense Risk and Administrative Charges	818	819,337	2,024	95,511	12,848

Net Investment Income (Loss)	769	637,210	1,414	42,567	6,986
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	971	982,712	—	—	—
Realized Gain (Loss) on Investments	44	504,046	428	286,789	26,376

Net Realized Capital Gains (Losses) on Investments	1,015	1,486,758	428	286,789	26,376
Net Change in Unrealized Appreciation (Depreciation)	(1,325)	(1,730,284)	74	(243,444)	(21,140)

Net Gain (Loss) on Investment	(310)	(243,526)	502	43,345	5,236
Net Increase (Decrease) in Net Assets Resulting from Operations	459	393,684	1,916	85,912	12,222

Increase (Decrease) in Net Assets from Contract Transactions	(1)	6,742,784	(1,147)	654,297	(185,258)

Total Increase (Decrease) in Net Assets	458	7,136,468	769	740,209	(173,036)

Net Assets as of December 31, 2014:	$59,352	$61,576,298	$147,420	$6,835,481	$892,285

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Asset Allocation - Moderate Service Class Subaccount	TA Asset Allocation - Moderate Growth Initial Class Subaccount	TA Asset Allocation - Moderate Growth Service Class Subaccount	TA Barrow Hanley Dividend Focused Initial Class Subaccount	TA Barrow Hanley Dividend Focused Service Class Subaccount
Net Assets as of January 1, 2013:	$141,669,166	$324,237	$93,631,084	$3,506,520	$7,871,863

Investment Income:
Reinvested Dividends	4,239,469	7,471	2,381,885	85,025	86,258
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,522,341	4,109	1,627,673	50,879	56,142

Net Investment Income (Loss)	1,717,128	3,362	754,212	34,146	30,116
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	1,274,386	(10,171)	128,944	161,719	490,561

Net Realized Capital Gains (Losses) on Investments	1,274,386	(10,171)	128,944	161,719	490,561
Net Change in Unrealized Appreciation (Depreciation)	16,951,756	59,213	16,817,620	719,084	470,439

Net Gain (Loss) on Investment	18,226,142	49,042	16,946,564	880,803	961,000
Net Increase (Decrease) in Net Assets Resulting from Operations	19,943,270	52,404	17,700,776	914,949	991,116

Increase (Decrease) in Net Assets from Contract Transactions	60,345,441	(101,544)	17,126,498	(582,481)	(4,648,941)

Total Increase (Decrease) in Net Assets	80,288,711	(49,140)	34,827,274	332,468	(3,657,825)

Net Assets as of December 31, 2013:	$221,957,877	$275,097	$128,458,358	$3,838,988	$4,214,038

Investment Income:
Reinvested Dividends	5,565,720	9,041	3,602,169	52,228	63,384
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,604,121	4,120	2,041,250	53,763	73,581

Net Investment Income (Loss)	1,961,599	4,921	1,560,919	(1,535)	(10,197)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	2,507,450	1,432	2,945,608	202,293	137,204

Net Realized Capital Gains (Losses) on Investments	2,507,450	1,432	2,945,608	202,293	137,204
Net Change in Unrealized Appreciation (Depreciation)	(1,173,145)	(2,108)	(3,089,580)	196,096	374,397

Net Gain (Loss) on Investment	1,334,305	(676)	(143,972)	398,389	511,601
Net Increase (Decrease) in Net Assets Resulting from Operations	3,295,904	4,245	1,416,947	396,854	501,404

Increase (Decrease) in Net Assets from Contract Transactions	64,403,678	58,212	21,335,353	(391,192)	1,296,826

Total Increase (Decrease) in Net Assets	67,699,582	62,457	22,752,300	5,662	1,798,230

Net Assets as of December 31, 2014:	$289,657,459	$337,554	$151,210,658	$3,844,650	$6,012,268

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount	TA Clarion Global Real Estate Securities Initial Class Subaccount	TA Clarion Global Real Estate Securities Service Class Subaccount	TA International Moderate Growth Service Class Subaccount
Net Assets as of January 1, 2013:	$45,873,956	$35,871,490	$51,946	$2,269,443	$17,563,626

Investment Income:
Reinvested Dividends	577,040	713,101	2,900	163,908	425,752
Investment Expense:
Mortality and Expense Risk and Administrative Charges	752,118	735,536	708	43,941	335,276

Net Investment Income (Loss)	(175,078)	(22,435)	2,192	119,967	90,476
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	424,029	834,015	—	—	—
Realized Gain (Loss) on Investments	455,167	562,629	(1,106)	18,647	534,246

Net Realized Capital Gains (Losses) on Investments	879,196	1,396,644	(1,106)	18,647	534,246
Net Change in Unrealized Appreciation (Depreciation)	5,356,181	3,895,692	277	(87,888)	1,748,027

Net Gain (Loss) on Investment	6,235,377	5,292,336	(829)	(69,241)	2,282,273
Net Increase (Decrease) in Net Assets Resulting from Operations	6,060,299	5,269,901	1,363	50,726	2,372,749

Increase (Decrease) in Net Assets from Contract Transactions	4,054,636	25,350,777	(788)	1,043,203	7,843,238

Total Increase (Decrease) in Net Assets	10,114,935	30,620,678	575	1,093,929	10,215,987

Net Assets as of December 31, 2013:	$55,988,891	$66,492,168	$52,521	$3,363,372	$27,779,613

Investment Income:
Reinvested Dividends	990,381	1,018,571	567	60,336	689,698
Investment Expense:
Mortality and Expense Risk and Administrative Charges	838,683	1,112,855	536	68,067	471,258

Net Investment Income (Loss)	151,698	(94,284)	31	(7,731)	218,440
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,604,248	1,611,329	—	—	—
Realized Gain (Loss) on Investments	760,160	614,488	(4,693)	61,139	305,265

Net Realized Capital Gains (Losses) on Investments	2,364,408	2,225,817	(4,693)	61,139	305,265
Net Change in Unrealized Appreciation (Depreciation)	(2,405,436)	637,535	8,437	400,489	(1,262,903)

Net Gain (Loss) on Investment	(41,028)	2,863,352	3,744	461,628	(957,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,670	2,769,068	3,775	453,897	(739,198)

Increase (Decrease) in Net Assets from Contract Transactions	700,834	18,325,614	(17,393)	1,646,270	8,350,794

Total Increase (Decrease) in Net Assets	811,504	21,094,682	(13,618)	2,100,167	7,611,596

Net Assets as of December 31, 2014:	$56,800,395	$87,586,850	$38,903	$5,463,539	$35,391,209

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Janus Balanced Service Class Subaccount	TA Jennison Growth Initial Class Subaccount	TA Jennison Growth Service Class Subaccount	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount
Net Assets as of January 1, 2013:	$3,462,061	$1,840,076	$5,977,859	$4,541,364	$442,008

Investment Income:
Reinvested Dividends	64,920	5,017	5,054	174,008	3,135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	120,659	26,260	110,679	87,227	6,609

Net Investment Income (Loss)	(55,739)	(21,243)	(105,625)	86,781	(3,474)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	144,820	595,769	—	3,263
Realized Gain (Loss) on Investments	111,871	86,102	46,897	408	11,910

Net Realized Capital Gains (Losses) on Investments	111,871	230,922	642,666	408	15,173
Net Change in Unrealized Appreciation (Depreciation)	1,286,893	378,476	1,746,475	(294,370)	116,282

Net Gain (Loss) on Investment	1,398,764	609,398	2,389,141	(293,962)	131,455
Net Increase (Decrease) in Net Assets Resulting from Operations	1,343,025	588,155	2,283,516	(207,181)	127,981

Increase (Decrease) in Net Assets from Contract Transactions	10,792,098	(339,897)	1,031,326	3,075,436	(28,607)

Total Increase (Decrease) in Net Assets	12,135,123	248,258	3,314,842	2,868,255	99,374

Net Assets as of December 31, 2013:	$15,597,184	$2,088,334	$9,292,701	$7,409,619	$541,382

Investment Income:
Reinvested Dividends	168,708	—	—	223,724	4,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	353,399	28,852	163,212	168,099	7,420

Net Investment Income (Loss)	(184,691)	(28,852)	(163,212)	55,625	(3,128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	222,487	1,257,226	—	37,820
Realized Gain (Loss) on Investments	236,937	109,430	101,692	(16,983)	26,887

Net Realized Capital Gains (Losses) on Investments	236,937	331,917	1,358,918	(16,983)	64,707
Net Change in Unrealized Appreciation (Depreciation)	1,545,096	(129,077)	(317,933)	334,264	1,424

Net Gain (Loss) on Investment	1,782,033	202,840	1,040,985	317,281	66,131
Net Increase (Decrease) in Net Assets Resulting from Operations	1,597,342	173,988	877,773	372,906	63,003

Increase (Decrease) in Net Assets from Contract Transactions	18,184,001	(187,758)	2,647,641	7,415,662	51,070

Total Increase (Decrease) in Net Assets	19,781,343	(13,770)	3,525,414	7,788,568	114,073

Net Assets as of December 31, 2014:	$35,378,527	$2,074,564	$12,818,115	$15,198,187	$655,455

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of January 1, 2013:	$192,454	$5,704,726	$15,073,054	$4,653,300	$2,801,716

Investment Income:
Reinvested Dividends	1,629	30,338	239,660	34,428	21,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,690	115,575	320,592	197,920	139,000

Net Investment Income (Loss)	(3,061)	(85,237)	(80,932)	(163,492)	(117,360)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,170	95,837	—	6,235	2,198
Realized Gain (Loss) on Investments	20,848	344,067	216,186	62,178	44,121

Net Realized Capital Gains (Losses) on Investments	23,018	439,904	216,186	68,413	46,319
Net Change in Unrealized Appreciation (Depreciation)	53,745	1,514,614	707,281	1,173,304	1,370,590

Net Gain (Loss) on Investment	76,763	1,954,518	923,467	1,241,717	1,416,909
Net Increase (Decrease) in Net Assets Resulting from Operations	73,702	1,869,281	842,535	1,078,225	1,299,549

Increase (Decrease) in Net Assets from Contract Transactions	182,768	2,912,350	14,879,363	21,238,926	15,969,642

Total Increase (Decrease) in Net Assets	256,470	4,781,631	15,721,898	22,317,151	17,269,191

Net Assets as of December 31, 2013:	$448,924	$10,486,357	$30,794,952	$26,970,451	$20,070,907

Investment Income:
Reinvested Dividends	11,177	102,127	383,610	266,350	160,560
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,133	249,160	564,324	543,446	387,286

Net Investment Income (Loss)	(13,956)	(147,033)	(180,714)	(277,096)	(226,726)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,681	1,038,487	—	—	—
Realized Gain (Loss) on Investments	6,432	493,752	209,848	297,456	174,844

Net Realized Capital Gains (Losses) on Investments	125,113	1,532,239	209,848	297,456	174,844
Net Change in Unrealized Appreciation (Depreciation)	67,870	710,383	1,817,976	2,738,599	1,898,961

Net Gain (Loss) on Investment	192,983	2,242,622	2,027,824	3,036,055	2,073,805
Net Increase (Decrease) in Net Assets Resulting from Operations	179,027	2,095,589	1,847,110	2,758,959	1,847,079

Increase (Decrease) in Net Assets from Contract Transactions	1,471,282	7,865,506	18,509,187	27,557,263	19,608,482

Total Increase (Decrease) in Net Assets	1,650,309	9,961,095	20,356,297	30,316,222	21,455,561

Net Assets as of December 31, 2014:	$2,099,233	$20,447,452	$51,151,249	$57,286,673	$41,526,468

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Market Participation Strategy Service Class Subaccount	TA MFS International Equity Initial Class Subaccount	TA MFS International Equity Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount
Net Assets as of January 1, 2013:	$720,954	$62,062	$1,119,091	$28,219	$630,426

Investment Income:
Reinvested Dividends	—	771	20,377	229	3,919
Investment Expense:
Mortality and Expense Risk and Administrative Charges	72,098	920	25,597	462	11,561

Net Investment Income (Loss)	(72,098)	(149)	(5,220)	(233)	(7,642)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	507	—	—	150	3,431
Realized Gain (Loss) on Investments	31,824	157	63,416	74	515

Net Realized Capital Gains (Losses) on Investments	32,331	157	63,416	224	3,946
Net Change in Unrealized Appreciation (Depreciation)	797,789	10,209	219,257	13,027	308,528

Net Gain (Loss) on Investment	830,120	10,366	282,673	13,251	312,474
Net Increase (Decrease) in Net Assets Resulting from Operations	758,022	10,217	277,453	13,018	304,832

Increase (Decrease) in Net Assets from Contract Transactions	10,913,871	(17)	1,002,415	(58)	117,607

Total Increase (Decrease) in Net Assets	11,671,893	10,200	1,279,868	12,960	422,439

Net Assets as of December 31, 2013:	$12,392,847	$72,262	$2,398,959	$41,179	$1,052,865

Investment Income:
Reinvested Dividends	—	681	30,634	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	272,310	985	48,921	687	19,770

Net Investment Income (Loss)	(272,310)	(304)	(18,287)	(687)	(19,770)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	271,099	—	—	967	31,606
Realized Gain (Loss) on Investments	114,717	141	39,280	251	71,278

Net Realized Capital Gains (Losses) on Investments	385,816	141	39,280	1,218	102,884
Net Change in Unrealized Appreciation (Depreciation)	1,470,024	(4,521)	(294,808)	1,441	(20,576)

Net Gain (Loss) on Investment	1,855,840	(4,380)	(255,528)	2,659	82,308
Net Increase (Decrease) in Net Assets Resulting from Operations	1,583,530	(4,684)	(273,815)	1,972	62,538

Increase (Decrease) in Net Assets from Contract Transactions	13,884,872	(15)	1,569,946	27,230	346,482

Total Increase (Decrease) in Net Assets	15,468,402	(4,699)	1,296,131	29,202	409,020

Net Assets as of December 31, 2014:	$27,861,249	$67,563	$3,695,090	$70,381	$1,461,885

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Morgan Stanley Mid-Cap Growth Initial Class Subaccount	TA Morgan Stanley Mid- Cap Growth Service Class Subaccount	TA Multi- Managed Balanced Initial Class Subaccount	TA Multi- Managed Balanced Service Class Subaccount	TA Multi- Manager Alt Strategies Service Class Subaccount(1)
Net Assets as of January 1, 2013:	$41,828	$2,936,120	$39,897	$4,481,180	$—

Investment Income:
Reinvested Dividends	394	20,823	691	86,886	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	664	53,137	602	81,538	3

Net Investment Income (Loss)	(270)	(32,314)	89	5,348	(3)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	986	71,658	1,418	200,453	—
Realized Gain (Loss) on Investments	1,092	313,859	44	33,082	—

Net Realized Capital Gains (Losses) on Investments	2,078	385,517	1,462	233,535	—
Net Change in Unrealized Appreciation (Depreciation)	13,408	731,060	5,017	583,968	119

Net Gain (Loss) on Investment	15,486	1,116,577	6,479	817,503	119
Net Increase (Decrease) in Net Assets Resulting from Operations	15,216	1,084,263	6,568	822,851	116

Increase (Decrease) in Net Assets from Contract Transactions	(2,138)	(652,816)	—	1,402,187	6,000

Total Increase (Decrease) in Net Assets	13,078	431,447	6,568	2,225,038	6,116

Net Assets as of December 31, 2013:	$54,906	$3,367,567	$46,465	$6,706,218	$6,116

Investment Income:
Reinvested Dividends	—	—	670	103,496	158
Investment Expense:
Mortality and Expense Risk and Administrative Charges	693	54,455	673	116,132	226

Net Investment Income (Loss)	(693)	(54,455)	(3)	(12,636)	(68)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,458	262,677	2,837	514,283	171
Realized Gain (Loss) on Investments	3,852	168,938	88	87,707	(160)

Net Realized Capital Gains (Losses) on Investments	7,310	431,615	2,925	601,990	11
Net Change in Unrealized Appreciation (Depreciation)	(7,372)	(444,828)	1,390	136,219	222

Net Gain (Loss) on Investment	(62)	(13,213)	4,315	738,209	233
Net Increase (Decrease) in Net Assets Resulting from Operations	(755)	(67,668)	4,312	725,573	165

Increase (Decrease) in Net Assets from Contract Transactions	(12,521)	858,793	—	2,718,389	23,750

Total Increase (Decrease) in Net Assets	(13,276)	791,125	4,312	3,443,962	23,915

Net Assets as of December 31, 2014:	$41,630	$4,158,692	$50,777	$10,150,180	$30,031

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA PIMCO Tactical- Balanced Service Class	TA PIMCO Tactical- Conservative Service Class	TA PIMCO Tactical- Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$3,358,618	$1,613,212	$1,512,853	$555,485	$59,123,962

Investment Income:
Reinvested Dividends	57,802	23,243	36,190	9,390	1,369,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,142	45,028	63,235	6,834	962,294

Net Investment Income (Loss)	(67,340)	(21,785)	(27,045)	2,556	407,329
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	5,337	857,153
Realized Gain (Loss) on Investments	13,620	(28,265)	(11,855)	9,020	(263,240)

Net Realized Capital Gains (Losses) on Investments	13,620	(28,265)	(11,855)	14,357	593,913
Net Change in Unrealized Appreciation (Depreciation)	921,589	246,102	666,793	(38,005)	(3,795,266)

Net Gain (Loss) on Investment	935,209	217,837	654,938	(23,648)	(3,201,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	867,869	196,052	627,893	(21,092)	(2,794,024)

Increase (Decrease) in Net Assets from Contract Transactions	12,154,559	3,050,528	5,913,948	(114,136)	9,116,137

Total Increase (Decrease) in Net Assets	13,022,428	3,246,580	6,541,841	(135,228)	6,322,113

Net Assets as of December 31, 2013:	$16,381,046	$4,859,792	$8,054,694	$420,257	$65,446,075

Investment Income:
Reinvested Dividends	233,427	90,842	203,636	7,169	1,158,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	312,024	95,657	160,379	5,476	995,391

Net Investment Income (Loss)	(78,597)	(4,815)	43,257	1,693	162,976
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	754,406	155,416	354,150	—	—
Realized Gain (Loss) on Investments	109,703	39,440	72,975	(155)	(461,085)

Net Realized Capital Gains (Losses) on Investments	864,109	194,856	427,125	(155)	(461,085)
Net Change in Unrealized Appreciation (Depreciation)	629,727	283,488	78,241	11,210	2,177,241

Net Gain (Loss) on Investment	1,493,836	478,344	505,366	11,055	1,716,156
Net Increase (Decrease) in Net Assets Resulting from Operations	1,415,239	473,529	548,623	12,748	1,879,132

Increase (Decrease) in Net Assets from Contract Transactions	12,311,410	4,669,462	7,378,295	(42,240)	690,615

Total Increase (Decrease) in Net Assets	13,726,649	5,142,991	7,926,918	(29,492)	2,569,747

Net Assets as of December 31, 2014:	$30,107,695	$10,002,783	$15,981,612	$390,765	$68,015,822

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA Systematic Small/Mid Cap Value Initial Class	TA Systematic Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$15,370,289	$3,953,441	$3,142,391	$2,533,553	$257,578

Investment Income:
Reinvested Dividends	54,131	—	14,135	9,500	206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234,560	15,674	46,531	44,637	4,053

Net Investment Income (Loss)	(180,429)	(15,674)	(32,396)	(35,137)	(3,847)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	585,289	—	6,798	6,501	11,933
Realized Gain (Loss) on Investments	(279,638)	(1,282,698)	142,239	(123,183)	5,080

Net Realized Capital Gains (Losses) on Investments	305,651	(1,282,698)	149,037	(116,682)	17,013
Net Change in Unrealized Appreciation (Depreciation)	(2,063,940)	398,138	881,065	1,054,072	88,673

Net Gain (Loss) on Investment	(1,758,289)	(884,560)	1,030,102	937,390	105,686
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,938,718)	(900,234)	997,706	902,253	101,839

Increase (Decrease) in Net Assets from Contract Transactions	1,047,298	(2,627,364)	(528,266)	620,933	(27,491)

Total Increase (Decrease) in Net Assets	(891,420)	(3,527,598)	469,440	1,523,186	74,348

Net Assets as of December 31, 2013:	$14,478,869	$425,843	$3,611,831	$4,056,739	$331,926

Investment Income:
Reinvested Dividends	45,595	—	27,005	34,535	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,971	5,554	47,042	79,479	4,291

Net Investment Income (Loss)	(171,376)	(5,554)	(20,037)	(44,944)	(4,291)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	288,305	482,606	9,235
Realized Gain (Loss) on Investments	(305,178)	(106,379)	117,178	112,969	23,980

Net Realized Capital Gains (Losses) on Investments	(305,178)	(106,379)	405,483	595,575	33,215
Net Change in Unrealized Appreciation (Depreciation)	730,140	(14,310)	(253,920)	(362,527)	(14,983)

Net Gain (Loss) on Investment	424,962	(120,689)	151,563	233,048	18,232
Net Increase (Decrease) in Net Assets Resulting from Operations	253,586	(126,243)	131,526	188,104	13,941

Increase (Decrease) in Net Assets from Contract Transactions	(61,274)	90,486	(412,560)	3,360,667	(50,033)

Total Increase (Decrease) in Net Assets	192,312	(35,757)	(281,034)	3,548,771	(36,092)

Net Assets as of December 31, 2014:	$14,671,181	$390,086	$3,330,797	$7,605,510	$295,834

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class	TA Torray Concentrated Growth Service Class	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2013:	$7,692,095	$1,719,363	$4,696,125	$1,054,272	$520,759

Investment Income:
Reinvested Dividends	—	16,935	49,467	24,084	18,600
Investment Expense:
Mortality and Expense Risk and Administrative Charges	153,192	23,889	92,866	14,585	12,136

Net Investment Income (Loss)	(153,192)	(6,954)	(43,399)	9,499	6,464
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	457,749	—	—	—	—
Realized Gain (Loss) on Investments	285,770	143,502	81,123	72,817	20,235

Net Realized Capital Gains (Losses) on Investments	743,519	143,502	81,123	72,817	20,235
Net Change in Unrealized Appreciation (Depreciation)	2,916,822	334,277	1,636,683	132,782	137,789

Net Gain (Loss) on Investment	3,660,341	477,779	1,717,806	205,599	158,024
Net Increase (Decrease) in Net Assets Resulting from Operations	3,507,149	470,825	1,674,407	215,098	164,488

Increase (Decrease) in Net Assets from Contract Transactions	2,883,269	(417,249)	1,385,084	(185,014)	466,246

Total Increase (Decrease) in Net Assets	6,390,418	53,576	3,059,491	30,084	630,734

Net Assets as of December 31, 2013:	$14,082,513	$1,772,939	$7,755,616	$1,084,356	$1,151,493

Investment Income:
Reinvested Dividends	—	14,762	62,843	24,916	33,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266,151	23,772	135,069	14,481	22,251

Net Investment Income (Loss)	(266,151)	(9,010)	(72,226)	10,435	11,207
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	624,701	246,578	1,355,307	—	—
Realized Gain (Loss) on Investments	350,803	62,632	116,957	15,966	38,301

Net Realized Capital Gains (Losses) on Investments	975,504	309,210	1,472,264	15,966	38,301
Net Change in Unrealized Appreciation (Depreciation)	226,525	(162,325)	(689,661)	(90,914)	(160,979)

Net Gain (Loss) on Investment	1,202,029	146,885	782,603	(74,948)	(122,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	935,878	137,875	710,377	(64,513)	(111,471)

Increase (Decrease) in Net Assets from Contract Transactions	7,403,140	(145,117)	1,452,993	(133,123)	670,182

Total Increase (Decrease) in Net Assets	8,339,018	(7,242)	2,163,370	(197,636)	558,711

Net Assets as of December 31, 2014:	$22,421,531	$1,765,697	$9,918,986	$886,720	$1,710,204

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF - Growth Service Class	TA Voya Balanced Allocation Service Class	TA Voya Conservative Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$103,256,948	$37,084,247	$84,454,388	$—	$—

Investment Income:
Reinvested Dividends	1,721,029	625,785	1,799,694	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,995,484	610,343	1,891,649	107	105

Net Investment Income (Loss)	(274,455)	15,442	(91,955)	(107)	(105)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,132,595	704,535	2,906,667	—	—
Realized Gain (Loss) on Investments	1,474,956	719,812	1,448,991	4	—

Net Realized Capital Gains (Losses) on Investments	3,607,551	1,424,347	4,355,658	4	—
Net Change in Unrealized Appreciation (Depreciation)	11,032,594	1,194,945	16,567,921	978	578

Net Gain (Loss) on Investment	14,640,145	2,619,292	20,923,579	982	578
Net Increase (Decrease) in Net Assets Resulting from Operations	14,365,690	2,634,734	20,831,624	875	473

Increase (Decrease) in Net Assets from Contract Transactions	91,850,154	12,742,756	91,181,631	15,034	15,356

Total Increase (Decrease) in Net Assets	106,215,844	15,377,490	112,013,255	15,909	15,829

Net Assets as of December 31, 2013:	$209,472,792	$52,461,737	$196,467,643	$15,909	$15,829

Investment Income:
Reinvested Dividends	2,612,657	770,760	2,709,397	147	168
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,655,623	827,573	3,590,656	206	206

Net Investment Income (Loss)	(1,042,966)	(56,813)	(881,259)	(59)	(38)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,228,312	1,867,213	15,140,745	142	126
Realized Gain (Loss) on Investments	1,710,443	369,297	1,828,570	26	7

Net Realized Capital Gains (Losses) on Investments	9,938,755	2,236,510	16,969,315	168	133
Net Change in Unrealized Appreciation (Depreciation)	(987,148)	8,429	(10,301,739)	(183)	(282)

Net Gain (Loss) on Investment	8,951,607	2,244,939	6,667,576	(15)	(149)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,908,641	2,188,126	5,786,317	(74)	(187)

Increase (Decrease) in Net Assets from Contract Transactions	124,770,860	23,271,473	124,578,348	221	361

Total Increase (Decrease) in Net Assets	132,679,501	25,459,599	130,364,665	147	174

Net Assets as of December 31, 2014:	$342,152,293	$77,921,336	$326,832,308	$16,056	$16,003

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA Voya Intermediate Bond Service Class	TA Voya Large Cap Growth Service Class	TA Voya Limited Maturity Bond Service Class	TA Voya Mid Cap Opportunities Service Class	TA Voya Moderate Growth Allocation Service Class
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	316	—	—

Net Investment Income (Loss)	—	—	(316)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(3)	5	—	5	5

Net Realized Capital Gains (Losses) on Investments	(3)	5	—	5	5
Net Change in Unrealized Appreciation (Depreciation)	—	—	132	—	—

Net Gain (Loss) on Investment	(3)	5	132	5	5
Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	5	(184)	5	5

Increase (Decrease) in Net Assets from Contract Transactions	3	(5)	46,839	(5)	(5)

Total Increase (Decrease) in Net Assets	—	—	46,655	—	—

Net Assets as of December 31, 2013:	$—	$—	$46,655	$—	$—

Investment Income:
Reinvested Dividends	—	—	78	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	614	—	—

Net Investment Income (Loss)	—	—	(536)	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	4	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	4	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	41	—	—

Net Gain (Loss) on Investment	—	—	45	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	(491)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	1,369	—	—

Total Increase (Decrease) in Net Assets	—	—	878	—	—

Net Assets as of December 31, 2014:	$—	$—	$47,533	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$2,886,812	$1,097,644	$—	$—	$—

Investment Income:
Reinvested Dividends	31,878	12,666	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,349	21,620	—	—	—

Net Investment Income (Loss)	(10,471)	(8,954)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	41,949	61,466	1	1	1

Net Realized Capital Gains (Losses) on Investments	41,949	61,466	1	1	1
Net Change in Unrealized Appreciation (Depreciation)	789,789	350,681	—	—	—

Net Gain (Loss) on Investment	831,738	412,147	1	1	1
Net Increase (Decrease) in Net Assets Resulting from Operations	821,267	403,193	1	1	1

Increase (Decrease) in Net Assets from Contract Transactions	(430,772)	360,575	(1)	(1)	(1)

Total Increase (Decrease) in Net Assets	390,495	763,768	—	—	—

Net Assets as of December 31, 2013:	$3,277,307	$1,861,412	$—	$—	$—

Investment Income:
Reinvested Dividends	27,267	15,864	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,186	33,274	—	—	—

Net Investment Income (Loss)	(15,919)	(17,410)	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,149	85,525	—	—	—
Realized Gain (Loss) on Investments	131,294	99,839	—	—	—

Net Realized Capital Gains (Losses) on Investments	241,443	185,364	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	52,260	43,109	—	—	—

Net Gain (Loss) on Investment	293,703	228,473	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	277,784	211,063	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	(513,339)	837,147	—	—	—

Total Increase (Decrease) in Net Assets	(235,555)	1,048,210	—	—	—

Net Assets as of December 31, 2014:	$3,041,752	$2,909,622	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Change in Net Assets

Years Ended December 31, 2013 and 2014, Except as Noted

	Vanguard® REIT Index	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Wanger International	Wanger USA
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	(1)	—	(1)	—	2

Net Realized Capital Gains (Losses) on Investments	(1)	—	(1)	—	2
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	(1)	—	(1)	—	2
Net Increase (Decrease) in Net Assets Resulting from Operations	(1)	—	(1)	—	2

Increase (Decrease) in Net Assets from Contract Transactions	1	—	1	—	(2)

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2013:	$—	$—	$—	$—	$—

Investment Income:
Reinvested Dividends	—	—	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	—	—	—	—

Net Investment Income (Loss)	—	—	—	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	—	—	—	—	—

Net Realized Capital Gains (Losses) on Investments	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	—	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	—	—	—	—	—

Increase (Decrease) in Net Assets from Contract Transactions	—	—	—	—	—

Total Increase (Decrease) in Net Assets	—	—	—	—	—

Net Assets as of December 31, 2014:	$—	$—	$—	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity, Transamerica Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM NY Variable Annuity, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Income EliteSM II, Transamerica Advisor Elite II, Transamerica Variable Annuity O-Share, Transamerica LibertySM NY Variable Annuity, Transamerica AxiomSM NY Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Income EliteSM Variable Annuity.

The TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Balanced Wealth Strategy Class B Shares	AllianceBernstein Balanced Wealth Strategy Portfolio Class B Shares
AllianceBernstein Growth and Income Class B Shares	AllianceBernstein Growth and Income Portfolio Class B Shares
AllianceBernstein Large Cap Growth Class B Shares	AllianceBernstein Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
GE Investments Funds, Inc.	GE Investments Funds, Inc.
GE Investments Total Return Class 3 Shares	GE Investments Total Return Fund Class 3 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. Value Opportunities Series II Shares	Invesco V.I. Value Opportunities Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Global Research Service Shares	Janus Aspen - Global Research Portfolio Service Shares
Janus Aspen - Perkins Mid Cap Value Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio Service Shares
JPMorgan Insurance Trust	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Class 1 Shares	JPMorgan Insurance Trust Core Bond Class 1 Shares
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	JPMorgan Insurance Trust Small Cap Core Class 1 Shares
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	JPMorgan Insurance Trust U.S. Equity Class 1 Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Service Class
MFS® Total Return Service Class	MFS® Total Return Service Class
Transamerica Series Trust	Transamerica Series Trust
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Money Market Initial Class	Transamerica Aegon Money Market VP Initial Class
TA Aegon Money Market Service Class	Transamerica Aegon Money Market VP Service Class
TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Active Asset Allocation - Moderate VP Service Class
TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Active Asset Allocation - Conservative VP Service Class
TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Active Asset Allocation - Moderate Growth VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA AllianceBernstein Dynamic Allocation Initial Class	Transamerica AllianceBernstein Dynamic Allocation VP Initial Class
TA AllianceBernstein Dynamic Allocation Service Class	Transamerica AllianceBernstein Dynamic Allocation VP Service Class
TA Asset Allocation - Conservative Initial Class	Transamerica Asset Allocation - Conservative VP Initial Class
TA Asset Allocation - Conservative Service Class	Transamerica Asset Allocation - Conservative VP Service Class
TA Asset Allocation - Growth Initial Class	Transamerica Asset Allocation - Growth VP Initial Class
TA Asset Allocation - Growth Service Class	Transamerica Asset Allocation - Growth VP Service Class
TA Asset Allocation - Moderate Initial Class	Transamerica Asset Allocation - Moderate VP Initial Class
TA Asset Allocation - Moderate Service Class	Transamerica Asset Allocation - Moderate VP Service Class
TA Asset Allocation - Moderate Growth Initial Class	Transamerica Asset Allocation - Moderate Growth VP Initial Class
TA Asset Allocation - Moderate Growth Service Class	Transamerica Asset Allocation - Moderate Growth VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Clarion Global Real Estate Securities Initial Class	Transamerica Clarion Global Real Estate Securities VP Initial Class

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Clarion Global Real Estate Securities Service Class	Transamerica Clarion Global Real Estate Securities VP Service Class
TA International Moderate Growth Service Class	Transamerica International Moderate Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA MFS International Equity Initial Class	Transamerica MFS International Equity VP Initial Class
TA MFS International Equity Service Class	Transamerica MFS International Equity VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Mid-Cap Growth Initial Class	Transamerica Morgan Stanley Mid-Cap Growth VP Initial Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alt Strategies Service Class	Transamerica Multi-Manager Alt Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Systematic Small/Mid Cap Value Initial Class	Transamerica Systematic Small/Mid Cap Value VP Initial Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA Voya Balanced Allocation Service Class	Transamerica Voya Balanced Allocation VP Service Class
TA Voya Conservative Allocation Service Class	Transamerica Voya Conservative Allocation VP Service Class
TA Voya Intermediate Bond Service Class	Transamerica Voya Intermediate Bond VP Service Class
TA Voya Large Cap Growth Service Class	Transamerica Voya Large Cap Growth VP Service Class

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Voya Limited Maturity Bond Service Class	Transamerica Voya Limited Maturity Bond VP Service Class
TA Voya Mid Cap Opportunities Service Class	Transamerica Voya Mid Cap Opportunities VP Service Class
TA Voya Moderate Growth Allocation Service Class	Transamerica Voya Moderate Growth Allocation VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® REIT Index	Vanguard® REIT Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Multi-Manager Alt Strategies Service Class	November 4, 2013
Fidelity® VIP Contrafund® Initial Class	May 1, 2013
Fidelity® VIP Mid Cap Initial Class	May 1, 2013
Fidelity® VIP Value Strategies Initial Class	May 1, 2013
TA Voya Balanced Allocation Service Class	May 1, 2013
TA Voya Conservative Allocation Service Class	May 1, 2013
TA Voya Intermediate Bond Service Class	May 1, 2013
TA Voya Large Cap Growth Service Class	May 1, 2013
TA Voya Limited Maturity Bond Service Class	May 1, 2013
TA Voya Mid Cap Opportunities Service Class	May 1, 2013
TA Voya Moderate Growth Allocation Service Class	May 1, 2013
Vanguard® Equity Index	May 1, 2013
Vanguard® International	May 1, 2013
Vanguard® Mid-Cap Index	May 1, 2013
Vanguard® REIT Index	May 1, 2013
Vanguard® Short-Term Investment Grade	May 1, 2013
Vanguard® Total Bond Market Index	May 1, 2013
Wanger International	May 1, 2013
Wanger USA	May 1, 2013
TA Market Participation Strategy Service Class	September 17, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
Invesco V.I. American Franchise Series II Shares	April 27, 2012
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 2, 2011
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 2, 2011

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA JPMorgan Core Bond Service Class	May 2, 2011
TA JPMorgan Tactical Allocation Service Class	May 2, 2011
TA PineBridge Inflation Opportunities Service Class	May 2, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2014:

Subaccount	Formerly
Franklin Founding Funds Allocation Class 4 Shares	Franklin Templeton VIP Founding Funds Allocation Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Securities Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Securities Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Securities Class 2 Shares
TA PineBridge Inflation Opportunities Service Class	TA PIMCO Real Return TIPS Service Class
TA Torray Concentrated Growth Initial Class	TA BNP Paribas Large Cap Growth Initial Class
TA Torray Concentrated Growth Service Class	TA BNP Paribas Large Cap Growth Service Class
TA Voya Balanced Allocation Service Class	TA ING Balanced Allocation Service Class
TA Voya Conservative Allocation Service Class	TA ING Conservative Allocation Service Class
TA Voya Intermediate Bond Service Class	TA ING Intermediate Bond Service Class
TA Voya Large Cap Growth Service Class	TA ING Large Cap Growth Service Class
TA Voya Limited Maturity Bond Service Class	TA ING Limited Maturity Bond Service Class
TA Voya Mid Cap Opportunities Service Class	TA ING Mid Cap Opportunities Service Class
TA Voya Moderate Growth Allocation Service Class	TA ING Moderate Growth Allocation Service Class
TA WMC US Growth Initial Class	TA WMC Diversified Growth Initial Class
TA WMC US Growth Service Class	TA WMC Diversified Growth Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
TA BlackRock Tactical Allocation Service Class	TA Hanlon Income Service Class
TA Vanguard ETF - Growth Service Class	TA Vanguard ETF - Aggressive Growth Service Class

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2014.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Balanced Wealth Strategy Class B Shares	$1,746,085	$683,444
AllianceBernstein Growth and Income Class B Shares	3,711,386	754,611
AllianceBernstein Large Cap Growth Class B Shares	—	128,510
American Funds - Asset Allocation Class 2 Shares	11,756,917	4,484,517
American Funds - Bond Class 2 Shares	4,644,586	951,949
American Funds - Growth Class 2 Shares	13,463,843	894,443
American Funds - Growth-Income Class 2 Shares	10,831,271	3,052,371
American Funds - International Class 2 Shares	7,068,684	1,586,265
Fidelity® VIP Balanced Service Class 2	7,824,996	2,512,325
Fidelity® VIP Contrafund® Initial Class	—	—
Fidelity® VIP Contrafund® Service Class 2	15,344,069	1,723,436
Fidelity® VIP Equity-Income Service Class 2	42,660	132,888
Fidelity® VIP Growth Service Class 2	—	65,763
Fidelity® VIP Growth Opportunities Service Class 2	1	81
Fidelity® VIP Mid Cap Initial Class	—	—
Fidelity® VIP Mid Cap Service Class 2	10,066,091	1,228,533
Fidelity® VIP Value Strategies Initial Class	224	141
Fidelity® VIP Value Strategies Service Class 2	8,482,802	795,298
Franklin Founding Funds Allocation Class 4 Shares	280,396	1,065,406
Franklin Income Class 2 Shares	479,193	2,018,187
Franklin Mutual Shares Class 2 Shares	35,403	111,950
Franklin Templeton Foreign Class 2 Shares	61,773	500,794
GE Investments Total Return Class 3 Shares	310,640	220,063
Invesco V.I. American Franchise Series II Shares	—	5,126
Invesco V.I. Value Opportunities Series II Shares	4,690	25,013
Janus Aspen - Enterprise Service Shares	20,988	28,007
Janus Aspen - Global Research Service Shares	4,648	98,235
Janus Aspen - Perkins Mid Cap Value Service Shares	240	101
JPMorgan Insurance Trust Core Bond Class 1 Shares	36,781	83,909
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	8,333	1,765
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	583	231
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	577	1,560
MFS® New Discovery Service Class	1,233,548	4,529,441
MFS® Total Return Service Class	82,129	140,864
TA Aegon High Yield Bond Initial Class	25,999	8,227
TA Aegon High Yield Bond Service Class	1,754,580	491,041

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon Money Market Initial Class	$77,423	$276,329
TA Aegon Money Market Service Class	105,819,502	83,755,208
TA Aegon Tactical Vanguard ETF - Balanced Service Class	44,664,010	5,708,733
TA Aegon Tactical Vanguard ETF - Conservative Service Class	9,757,861	2,968,061
TA Aegon Tactical Vanguard ETF - Growth Service Class	29,613,095	4,067,510
TA Aegon U.S. Government Securities Initial Class	21,534	38,590
TA Aegon U.S. Government Securities Service Class	50,465,238	44,258,115
TA AllianceBernstein Dynamic Allocation Initial Class	1,081	1,852
TA AllianceBernstein Dynamic Allocation Service Class	5,846,131	2,456,613
TA Asset Allocation - Conservative Initial Class	2,558	819
TA Asset Allocation - Conservative Service Class	17,449,928	9,087,157
TA Asset Allocation - Growth Initial Class	3,438	3,171
TA Asset Allocation - Growth Service Class	2,043,539	1,346,669
TA Asset Allocation - Moderate Initial Class	19,834	198,105
TA Asset Allocation - Moderate Service Class	90,623,981	24,258,765
TA Asset Allocation - Moderate Growth Initial Class	73,807	10,674
TA Asset Allocation - Moderate Growth Service Class	39,002,411	16,106,381
TA Barrow Hanley Dividend Focused Initial Class	215,254	607,969
TA Barrow Hanley Dividend Focused Service Class	1,873,783	587,152
TA BlackRock Global Allocation Service Class	9,298,406	6,841,641
TA BlackRock Tactical Allocation Service Class	26,313,240	6,470,608
TA Clarion Global Real Estate Securities Initial Class	567	17,929
TA Clarion Global Real Estate Securities Service Class	2,298,424	659,884
TA International Moderate Growth Service Class	11,609,649	3,040,510
TA Janus Balanced Service Class	19,828,285	1,828,956
TA Jennison Growth Initial Class	386,271	380,393
TA Jennison Growth Service Class	4,360,708	619,058
TA JPMorgan Core Bond Service Class	8,827,835	1,356,547
TA JPMorgan Enhanced Index Initial Class	189,789	104,027
TA JPMorgan Enhanced Index Service Class	1,664,728	88,719
TA JPMorgan Mid Cap Value Service Class	12,963,851	4,206,890
TA JPMorgan Tactical Allocation Service Class	21,776,794	3,448,296
TA Legg Mason Dynamic Allocation - Balanced Service Class	30,836,620	3,556,501
TA Legg Mason Dynamic Allocation - Growth Service Class	21,137,422	1,755,634
TA Market Participation Strategy Service Class	15,582,214	1,698,558
TA MFS International Equity Initial Class	681	1,000

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments (continued)

Subaccount	Purchases	Sales
TA MFS International Equity Service Class	$2,502,592	$950,934
TA Morgan Stanley Capital Growth Initial Class	28,240	731
TA Morgan Stanley Capital Growth Service Class	652,166	293,847
TA Morgan Stanley Mid-Cap Growth Initial Class	3,459	13,216
TA Morgan Stanley Mid-Cap Growth Service Class	2,136,301	1,069,290
TA Multi-Managed Balanced Initial Class	3,507	673
TA Multi-Managed Balanced Service Class	4,322,297	1,102,260
TA Multi-Manager Alt Strategies Service Class	45,711	21,858
TA PIMCO Tactical - Balanced Service Class	14,488,810	1,501,589
TA PIMCO Tactical - Conservative Service Class	5,402,378	582,310
TA PIMCO Tactical - Growth Service Class	8,569,321	793,638
TA PIMCO Total Return Initial Class	13,247	53,793
TA PIMCO Total Return Service Class	18,566,570	17,713,008
TA PineBridge Inflation Opportunities Service Class	3,217,988	3,450,659
TA ProFunds UltraBear Service Class (OAM)	311,061	226,144
TA Systematic Small/Mid Cap Value Initial Class	370,368	514,662
TA Systematic Small/Mid Cap Value Service Class	4,539,025	740,694
TA T. Rowe Price Small Cap Initial Class	12,502	57,590
TA T. Rowe Price Small Cap Service Class	9,594,715	1,833,026
TA Torray Concentrated Growth Initial Class	286,607	194,158
TA Torray Concentrated Growth Service Class	3,312,487	576,414
TA TS&W International Equity Initial Class	24,956	147,647
TA TS&W International Equity Service Class	950,470	269,083
TA Vanguard ETF - Balanced Service Class	153,009,280	21,053,009
TA Vanguard ETF - Conservative Service Class	32,405,887	7,324,053
TA Vanguard ETF - Growth Service Class	184,663,872	45,825,931
TA Voya Balanced Allocation Service Class	664	360
TA Voya Conservative Allocation Service Class	663	214
TA Voya Intermediate Bond Service Class	—	—
TA Voya Large Cap Growth Service Class	—	—
TA Voya Limited Maturity Bond Service Class	1,473	639
TA Voya Mid Cap Opportunities Service Class	—	—
TA Voya Moderate Growth Allocation Service Class	—	—
TA WMC US Growth Initial Class	144,831	563,940
TA WMC US Growth Service Class	1,433,520	528,254
Vanguard® Equity Index	—	—

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

2. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® International	$—	$—
Vanguard® Mid-Cap Index	—	—
Vanguard® REIT Index	—	—
Vanguard® Short-Term Investment Grade	—	—
Vanguard® Total Bond Market Index	—	—
Wanger International	—	—
Wanger USA	—	—

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Balanced Wealth Strategy Class B Shares	424,121	(357,791)	66,330	106,162	90,929	197,091
AllianceBernstein Growth and Income Class B Shares	753,907	(275,044)	478,863	610,815	376,583	987,398
AllianceBernstein Large Cap Growth Class B Shares	—	(76,663)	(76,663)	—	(70,050)	(70,050)
American Funds - Asset Allocation Class 2 Shares	4,296,931	(2,469,541)	1,827,390	974,723	2,418,190	3,392,913
American Funds - Bond Class 2 Shares	1,215,398	(656,323)	559,075	1,024,424	82,503	1,106,927
American Funds - Growth Class 2 Shares	2,458,083	(293,304)	2,164,779	1,301,656	209,828	1,511,484
American Funds - Growth-Income Class 2 Shares	2,311,137	(648,798)	1,662,339	1,286,544	1,267,203	2,553,747
American Funds - International Class 2 Shares	1,664,709	(498,650)	1,166,059	1,590,059	2,585,310	4,175,369
Fidelity® VIP Balanced Service Class 2	2,221,401	(1,495,663)	725,738	506,135	(305,195)	200,940
Fidelity® VIP Contrafund® Initial Class	—	—	—	3	(3)	—
Fidelity® VIP Contrafund® Service Class 2	2,390,896	(493,654)	1,897,242	1,063,333	3,039,295	4,102,628
Fidelity® VIP Equity-Income Service Class 2	—	(67,217)	(67,217)	—	(150,758)	(150,758)
Fidelity® VIP Growth Service Class 2	—	(31,937)	(31,937)	—	(52,414)	(52,414)
Fidelity® VIP Growth Opportunities Service Class 2	—	(46)	(46)	—	(45)	(45)
Fidelity® VIP Mid Cap Initial Class	—	—	—	3	(3)	—
Fidelity® VIP Mid Cap Service Class 2	1,496,946	(355,848)	1,141,098	556,449	(1,056,086)	(499,637)
Fidelity® VIP Value Strategies Initial Class	—	—	—	1,735	(3)	1,732
Fidelity® VIP Value Strategies Service Class 2	1,760,028	(311,879)	1,448,149	236,011	1,557,738	1,793,749
Franklin Founding Funds Allocation Class 4 Shares	69,362	(522,331)	(452,969)	8	(365,811)	(365,803)
Franklin Income Class 2 Shares	18	(1,435,925)	(1,435,907)	—	(1,246,997)	(1,246,997)
Franklin Mutual Shares Class 2 Shares	11,541	(83,084)	(71,543)	—	(70,867)	(70,867)
Franklin Templeton Foreign Class 2 Shares	10,033	(413,459)	(403,426)	—	(451,771)	(451,771)
GE Investments Total Return Class 3 Shares	82,898	(123,781)	(40,883)	64,995	(54,367)	10,628
Invesco V.I. American Franchise Series II Shares	—	(1,886)	(1,886)	—	(1,115)	(1,115)
Invesco V.I. Value Opportunities Series II Shares	—	(14,696)	(14,696)	—	(4,612)	(4,612)
Janus Aspen - Enterprise Service Shares	—	(11,143)	(11,143)	—	(4,390)	(4,390)
Janus Aspen - Global Research Service Shares	—	(77,395)	(77,395)	—	(50,358)	(50,358)

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Janus Aspen - Perkins Mid Cap Value Service Shares	—	(36)	(36)	—	(36)	(36)
JPMorgan Insurance Trust Core Bond Class 1 Shares	8,508	(60,467)	(51,959)	—	(94,891)	(94,891)
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares	—	(3)	(3)	—	(3)	(3)
JPMorgan Insurance Trust Small Cap Core Class 1 Shares	—	(51)	(51)	—	(4,340)	(4,340)
JPMorgan Insurance Trust U.S. Equity Class 1 Shares	—	(300)	(300)	—	(288)	(288)
MFS® New Discovery Service Class	—	(1,840,900)	(1,840,900)	—	(479,665)	(479,665)
MFS® Total Return Service Class	116	(68,430)	(68,314)	—	(122,152)	(122,152)
TA Aegon High Yield Bond Initial Class	8,644	(3,115)	5,529	2,222	(26,164)	(23,942)
TA Aegon High Yield Bond Service Class	282,892	(212,294)	70,598	351,641	264,404	616,045
TA Aegon Money Market Initial Class	56,333	(198,208)	(141,875)	—	(55,632)	(55,632)
TA Aegon Money Market Service Class	21,925,705	(28,268,530)	(6,342,825)	27,623,164	(21,764,812)	5,858,352
TA Aegon Tactical Vanguard ETF - Balanced Service Class	5,273,279	(2,398,590)	2,874,689	12,579,500	5,700,177	18,279,677
TA Aegon Tactical Vanguard ETF - Conservative Service Class	1,344,902	(1,554,645)	(209,743)	3,117,428	(347,283)	2,770,145
TA Aegon Tactical Vanguard ETF - Growth Service Class	3,837,995	(1,498,043)	2,339,952	5,868,789	1,691,995	7,560,784
TA Aegon U.S. Government Securities Initial Class	—	(16,585)	(16,585)	—	(18,248)	(18,248)
TA Aegon U.S. Government Securities Service Class	10,029,796	(10,304,005)	(274,209)	30,164,720	(38,020,927)	(7,856,207)
TA AllianceBernstein Dynamic Allocation Initial Class	258	(590)	(332)	382	782	1,164
TA AllianceBernstein Dynamic Allocation Service Class	832,759	(1,174,990)	(342,231)	1,601,979	(714,944)	887,035
TA Asset Allocation - Conservative Initial Class	—	—	—	—	(31,599)	(31,599)
TA Asset Allocation - Conservative Service Class	3,119,229	(4,754,469)	(1,635,240)	4,358,815	(2,255,964)	2,102,851
TA Asset Allocation - Growth Initial Class	—	(649)	(649)	—	38,039	38,039
TA Asset Allocation - Growth Service Class	438,317	(801,711)	(363,394)	623,706	132,548	756,254
TA Asset Allocation - Moderate Initial Class	—	(106,894)	(106,894)	—	(9,878)	(9,878)
TA Asset Allocation - Moderate Service Class	14,084,556	(9,865,690)	4,218,866	21,249,529	(1,667,695)	19,581,834
TA Asset Allocation - Moderate Growth Initial Class	36,797	(3,780)	33,017	—	(60,610)	(60,610)
TA Asset Allocation - Moderate Growth Service Class	5,257,068	(7,028,391)	(1,771,323)	6,926,911	(3,888,511)	3,038,400
TA Barrow Hanley Dividend Focused Initial Class	49,496	(252,386)	(202,890)	5	(327,413)	(327,408)

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Barrow Hanley Dividend Focused Service Class	431,608	(246,255)	185,353	235,914	(3,381,213)	(3,145,299)
TA BlackRock Global Allocation Service Class	1,671,787	(3,753,317)	(2,081,530)	1,695,994	18,566	1,714,560
TA BlackRock Tactical Allocation Service Class	4,669,054	(2,969,211)	1,699,843	8,443,088	388,504	8,831,592
TA Clarion Global Real Estate Securities Initial Class	—	(7,394)	(7,394)	5	(310)	(305)
TA Clarion Global Real Estate Securities Service Class	488,653	(256,418)	232,235	413,761	69,269	483,030
TA International Moderate Growth Service Class	2,368,055	(2,042,384)	325,671	3,735,489	(374,317)	3,361,172
TA Janus Balanced Service Class	3,816,439	(1,028,291)	2,788,148	2,910,477	2,582,206	5,492,683
TA Jennison Growth Initial Class	115,801	(234,832)	(119,031)	5	(280,587)	(280,582)
TA Jennison Growth Service Class	547,687	(208,857)	338,830	300,431	122,693	423,124
TA JPMorgan Core Bond Service Class	4,016,161	(929,773)	3,086,388	1,425,009	(236,262)	1,188,747
TA JPMorgan Enhanced Index Initial Class	59,507	(42,331)	17,176	187	(16,476)	(16,289)
TA JPMorgan Enhanced Index Service Class	241,812	(17,237)	224,575	16,386	55,973	72,359
TA JPMorgan Mid Cap Value Service Class	1,936,859	(628,252)	1,308,607	780,109	(225,688)	554,421
TA JPMorgan Tactical Allocation Service Class	2,780,312	(2,053,451)	726,861	5,429,382	223,743	5,653,125
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,451,631	(1,489,092)	2,962,539	6,409,690	3,001,418	9,411,108
TA Legg Mason Dynamic Allocation - Growth Service Class	3,655,017	(490,980)	3,164,037	5,137,363	1,362,850	6,500,213
TA Market Participation Strategy Service Class	2,127,631	(499,204)	1,628,427	2,647,160	1,498,622	4,145,782
TA MFS International Equity Initial Class	—	(10)	(10)	5	(16)	(11)
TA MFS International Equity Service Class	443,212	(199,009)	244,203	107,627	104,161	211,788
TA Morgan Stanley Capital Growth Initial Class	12,850	(24)	12,826	—	(39)	(39)
TA Morgan Stanley Capital Growth Service Class	119,780	(132,402)	(12,622)	44,097	(9,387)	34,710
TA Morgan Stanley Mid-Cap Growth Initial Class	—	(8,556)	(8,556)	5	(1,685)	(1,680)
TA Morgan Stanley Mid-Cap Growth Service Class	386,111	(408,327)	(22,216)	457,591	(882,176)	(424,585)
TA Multi-Managed Balanced Initial Class	—	—	—	—	—	—
TA Multi-Managed Balanced Service Class	871,890	(393,877)	478,013	82,731	744,190	826,921
TA Multi-Manager Alt Strategies Service Class	4,400	(2,112)	2,288	613	(15)	598
TA PIMCO Tactical - Balanced Service Class	2,299,977	(663,587)	1,636,390	4,892,328	863,857	5,756,185

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA PIMCO Tactical - Conservative Service Class	2,189,301	(275,114)	1,914,187	1,614,080	(18,095)	1,595,985
TA PIMCO Tactical - Growth Service Class	1,529,837	(447,257)	1,082,580	2,307,166	1,029,173	3,336,339
TA PIMCO Total Return Initial Class	3,813	(30,749)	(26,936)	—	(73,356)	(73,356)
TA PIMCO Total Return Service Class	3,713,975	(10,691,545)	(6,977,570)	9,998,838	(8,272,405)	1,726,433
TA PineBridge Inflation Opportunities Service Class	965,996	(2,967,337)	(2,001,341)	3,444,550	(3,950,544)	(505,994)
TA ProFunds UltraBear Service Class (OAM)	2,977,692	(2,092,997)	884,695	108,821	(14,323,998)	(14,215,177)
TA Systematic Small/Mid Cap Value Initial Class	4,435	(44,645)	(40,210)	59	(74,173)	(74,114)
TA Systematic Small/Mid Cap Value Service Class	1,443,420	(300,982)	1,142,438	342,289	(79,612)	262,677
TA T. Rowe Price Small Cap Initial Class	1,769	(29,218)	(27,449)	5	(18,552)	(18,547)
TA T. Rowe Price Small Cap Service Class	1,314,687	(480,412)	834,275	809,612	(168,856)	640,756
TA Torray Concentrated Growth Initial Class	4,672	(32,406)	(27,734)	1,042	(102,269)	(101,227)
TA Torray Concentrated Growth Service Class	462,317	(196,158)	266,159	334,366	266,262	600,628
TA TS&W International Equity Initial Class	50	(60,780)	(60,730)	1,282	(97,675)	(96,393)
TA TS&W International Equity Service Class	153,500	(115,083)	38,417	35,727	108,203	143,930
TA Vanguard ETF - Balanced Service Class	18,809,025	(11,810,971)	6,998,054	31,595,607	5,516,227	37,111,834
TA Vanguard ETF - Conservative Service Class	8,170,027	(3,280,130)	4,889,897	8,528,314	(5,516,253)	3,012,061
TA Vanguard ETF - Growth Service Class	31,719,217	(14,980,961)	16,738,256	22,108,374	21,089,993	43,198,367
TA Voya Balanced Allocation Service Class	36	(14)	22	1,513	(15)	1,498
TA Voya Conservative Allocation Service Class	37	(1)	36	1,567	(15)	1,552
TA Voya Intermediate Bond Service Class	—	—	—	15	(15)	—
TA Voya Large Cap Growth Service Class	—	—	—	15	(15)	—
TA Voya Limited Maturity Bond Service Class	141	(2)	139	4,726	(15)	4,711
TA Voya Mid Cap Opportunities Service Class	—	—	—	15	(15)	—
TA Voya Moderate Growth Allocation Service Class	—	—	—	15	(15)	—
TA WMC US Growth Initial Class	6,260	(403,144)	(396,884)	4,023	(416,906)	(412,883)
TA WMC US Growth Service Class	262,775	(199,839)	62,936	237,957	(41,023)	196,934
Vanguard® Equity Index	—	—	—	3	(3)	—

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2014			Year Ended December 31, 2013
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® International	—	—	—	3	(3)	—
Vanguard® Mid-Cap Index	—	—	—	3	(3)	—
Vanguard® REIT Index	—	—	—	3	(3)	—
Vanguard® Short-Term Investment Grade	—	—	—	3	(3)	—
Vanguard® Total Bond Market Index	—	—	—	3	(3)	—
Wanger International	—	—	—	3	(3)	—
Wanger USA	—	—	—	3	(3)	—

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Balanced Wealth Strategy Class B Shares
	12/31/2014	2,304,500	$11.51	to	$11.21	$4,312,479	2.49%	0.65%	to	2.20%	6.42%	to	4.78%
	12/31/2013	2,238,170	1.66	to	1.60	3,726,476	2.29	1.35	to	2.15	14.72	to	13.83
	12/31/2012	2,041,079	1.03	to	1.40	2,914,759	1.93	0.65	to	2.15	11.86	to	10.98
	12/31/2011	1,832,858	1.30	to	1.26	2,349,882	2.06	1.35	to	2.15	(4.34)	to	(5.09)
	12/31/2010	1,063,584	1.35	to	1.33	1,430,786	2.15	1.35	to	2.15	8.83	to	7.98
AllianceBernstein Growth and Income Class B Shares
	12/31/2014	5,064,436	13.04	to	12.81	12,486,991	1.19	0.90	to	2.00	8.31	to	7.13
	12/31/2013	4,585,573	1.48	to	1.69	8,677,657	1.03	1.15	to	1.95	33.06	to	32.02
	12/31/2012	3,598,175	1.11	to	1.28	4,938,122	1.85	1.15	to	1.95	15.90	to	14.99
	12/31/2011	849,814	0.96	to	1.11	923,992	1.08	1.15	to	1.95	4.87	to	4.05
	12/31/2010	649,937	0.91	to	1.07	705,541	—	1.15	to	1.95	11.52	to	10.64
AllianceBernstein Large Cap Growth Class B Shares
	12/31/2014	251,314	1.82	to	1.83	465,125	—	1.15	to	1.95	12.54	to	11.66
	12/31/2013	327,977	1.62	to	1.64	527,598	—	1.15	to	1.95	35.44	to	34.38
	12/31/2012	398,027	1.20	to	1.22	474,803	0.03	1.15	to	1.95	15.37	to	14.46
	12/31/2011	460,120	1.04	to	1.06	477,122	0.09	1.15	to	1.95	(4.85)	to	(5.59)
	12/31/2010	383,381	1.09	to	1.13	418,744	0.22	1.15	to	1.95	8.58	to	7.73
American Funds - Asset Allocation Class 2 Shares
	12/31/2014	16,361,256	11.78	to	11.48	30,134,635	1.61	0.75	to	2.30	4.61	to	3.00
	12/31/2013	14,533,866	1.56	to	1.51	23,115,662	1.55	1.45	to	2.25	21.92	to	20.97
	12/31/2012	11,140,953	1.08	to	1.25	14,119,666	2.12	0.75	to	2.25	14.52	to	13.62
	12/31/2011	8,787,782	1.12	to	1.10	9,751,221	2.40	1.45	to	2.25	(0.15)	to	(0.93)
	12/31/2010	3,728,910	1.12	to	1.11	4,152,792	3.79	1.45	to	2.25	10.90	to	10.03
American Funds - Bond Class 2 Shares
	12/31/2014	5,446,189	10.07	to	9.82	10,292,485	2.38	0.75	to	2.30	4.49	to	2.88
	12/31/2013	4,887,114	1.09	to	1.06	6,408,763	2.06	1.45	to	2.25	(3.56)	to	(4.31)
	12/31/2012	3,780,187	1.08	to	1.11	4,240,313	2.90	0.75	to	2.25	3.86	to	3.04
	12/31/2011	2,203,868	1.09	to	1.07	2,387,530	4.18	1.45	to	2.25	4.59	to	3.78
	12/31/2010	796,904	1.04	to	1.03	828,714	5.70	1.45	to	2.25	4.92	to	4.10
American Funds - Growth Class 2 Shares
	12/31/2014	5,807,414	12.81	to	12.49	20,881,031	1.26	0.75	to	2.30	7.70	to	6.04
	12/31/2013	3,642,635	1.65	to	1.60	7,965,095	1.03	1.45	to	2.25	28.24	to	27.24
	12/31/2012	2,131,151	1.02	to	1.26	2,708,329	0.82	0.75	to	2.25	16.20	to	15.28
	12/31/2011	1,947,981	1.11	to	1.09	2,137,991	0.73	1.45	to	2.25	(5.64)	to	(6.38)
	12/31/2010	1,052,397	1.17	to	1.16	1,228,641	1.07	1.45	to	2.25	16.99	to	16.07
American Funds - Growth-Income Class 2 Shares
	12/31/2014	5,669,604	13.18	to	12.84	16,812,248	1.51	0.75	to	2.30	9.81	to	8.12
	12/31/2013	4,007,265	1.63	to	1.58	8,516,932	1.73	1.45	to	2.25	31.59	to	30.56
	12/31/2012	1,453,518	1.06	to	1.21	1,779,957	2.21	0.75	to	2.25	15.80	to	14.88
	12/31/2011	607,079	1.07	to	1.05	646,432	1.94	1.45	to	2.25	(3.23)	to	(3.99)
	12/31/2010	306,031	1.11	to	1.10	337,813	3.18	1.45	to	2.25	9.83	to	8.98
American Funds - International Class 2 Shares
	12/31/2014	9,289,276	10.94	to	10.66	15,825,063	1.58	0.75	to	2.30	(3.38)	to	(4.87)
	12/31/2013	8,123,217	1.23	to	1.19	11,020,474	1.54	1.45	to	2.25	19.90	to	18.96
	12/31/2012	3,947,848	0.91	to	1.00	3,992,382	1.87	0.75	to	2.25	16.21	to	15.30
	12/31/2011	1,832,881	0.88	to	0.86	1,602,932	3.35	1.45	to	2.25	(15.19)	to	(15.86)
	12/31/2010	327,443	1.04	to	1.03	338,201	4.05	1.45	to	2.25	5.70	to	4.88

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity® VIP Balanced Service Class 2
	12/31/2014		10,374,254	$12.23	to	$11.92	$18,248,581	1.52%	0.45%	to	2.00%	9.52%	to	7.84%
	12/31/2013		9,648,516	1.35	to	1.29	13,499,758	1.37	1.15	to	1.95	17.93	to	17.00
	12/31/2012		9,447,576	1.18	to	1.10	10,651,429	1.62	0.45	to	1.95	13.51	to	12.61
	12/31/2011		8,653,714	1.01	to	0.98	8,629,489	1.76	1.15	to	1.95	(4.92)	to	(5.66)
	12/31/2010		4,659,610	1.06	to	1.04	4,910,168	2.02	1.15	to	1.95	16.42	to	15.51
Fidelity® VIP Contrafund® Initial Class
	12/31/2014		—	13.37	to	13.30	—	—	0.65	to	1.00	11.22	to	10.83
	12/31/2013	(1)	—	12.03	to	12.00	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Contrafund® Service Class 2
	12/31/2014		10,107,714	13.26	to	13.02	34,518,197	1.00	0.90	to	2.00	10.65	to	9.44
	12/31/2013		8,210,472	1.57	to	2.01	19,087,033	0.93	1.15	to	1.95	29.46	to	28.45
	12/31/2012		4,107,844	1.22	to	1.57	6,453,894	1.30	1.15	to	1.95	14.81	to	13.91
	12/31/2011		3,006,926	1.06	to	1.38	4,034,494	0.91	1.15	to	1.95	(3.89)	to	(4.64)
	12/31/2010		1,959,118	1.10	to	1.44	2,960,995	1.41	1.15	to	1.95	15.60	to	14.69
Fidelity® VIP Equity-Income Service Class 2
	12/31/2014		589,612	1.44	to	1.73	1,054,722	2.49	1.15	to	1.95	7.25	to	6.40
	12/31/2013		656,829	1.35	to	1.62	1,096,377	2.19	1.15	to	1.95	26.37	to	25.38
	12/31/2012		807,587	1.06	to	1.30	1,063,363	2.85	1.15	to	1.95	15.72	to	14.81
	12/31/2011		924,559	0.92	to	1.13	1,060,079	2.98	1.15	to	1.95	(0.49)	to	(1.27)
	12/31/2010		498,799	0.92	to	1.14	598,405	2.42	1.15	to	1.95	13.61	to	12.72
Fidelity® VIP Growth Service Class 2
	12/31/2014		451,279	1.81	to	1.75	830,866	—	1.15	to	1.95	9.75	to	8.89
	12/31/2013		483,216	1.65	to	1.61	810,427	0.04	1.15	to	1.95	34.45	to	33.40
	12/31/2012		535,630	1.23	to	1.20	677,785	0.34	1.15	to	1.95	13.10	to	12.20
	12/31/2011		679,354	1.08	to	1.07	769,250	0.14	1.15	to	1.95	(1.17)	to	(1.94)
	12/31/2010		443,176	1.10	to	1.09	514,608	0.07	1.15	to	1.95	22.45	to	21.50
Fidelity® VIP Growth Opportunities Service Class 2
	12/31/2014		1,374	1.78	to	1.33	1,872	0.01	1.25	to	1.55	10.57	to	10.24
	12/31/2013		1,420	1.61	to	1.21	1,753	0.06	1.25	to	1.55	35.84	to	35.44
	12/31/2012		1,465	1.18	to	0.89	1,333	0.16	1.25	to	1.55	17.84	to	17.49
	12/31/2011		1,513	1.00	to	0.76	1,170	—	1.25	to	1.55	0.71	to	0.42
	12/31/2010		1,562	1.00	to	0.76	1,201	—	1.25	to	1.55	21.95	to	21.59
Fidelity® VIP Mid Cap Initial Class
	12/31/2014		—	13.15	to	13.07	—	—	0.65	to	1.00	5.60	to	5.23
	12/31/2013	(1)	—	12.45	to	12.42	—	—	0.45	to	0.80	—	to	—
Fidelity® VIP Mid Cap Service Class 2
	12/31/2014		3,544,494	13.03	to	12.80	16,020,401	0.03	0.90	to	2.00	5.08	to	3.93
	12/31/2013		2,403,396	1.71	to	2.53	6,821,182	0.31	1.15	to	1.95	34.33	to	33.27
	12/31/2012		2,903,033	1.27	to	1.90	6,046,828	0.55	1.15	to	1.95	13.25	to	12.36
	12/31/2011		1,387,879	1.12	to	1.69	2,437,002	0.03	1.15	to	1.95	(11.86)	to	(12.56)
	12/31/2010		894,585	1.27	to	1.93	2,022,548	0.16	1.15	to	1.95	27.11	to	26.11
Fidelity® VIP Value Strategies Initial Class
	12/31/2014		1,732	12.54	to	12.47	21,720	1.06	0.65	to	1.00	6.10	to	5.73
	12/31/2013	(1)	1,732	11.82	to	11.79	20,474	2.62	0.45	to	0.80	—	to	—
Fidelity® VIP Value Strategies Service Class 2
	12/31/2014		4,363,341	12.43	to	12.21	15,028,804	1.33	0.90	to	2.00	5.56	to	4.40
	12/31/2013		2,915,192	1.60	to	1.73	6,891,567	0.73	1.15	to	1.95	28.70	to	27.69
	12/31/2012		1,121,443	1.24	to	1.36	1,912,777	0.44	1.15	to	1.95	25.61	to	24.62
	12/31/2011		830,684	0.99	to	1.09	1,092,846	0.97	1.15	to	1.95	(10.07)	to	(10.78)
	12/31/2010		434,621	1.10	to	1.22	654,820	0.47	1.15	to	1.95	24.90	to	23.92

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Founding Funds Allocation Class 4 Shares
	12/31/2014		2,570,942	$1.89	to	$1.80	$4,770,440	2.69%	1.30%	to	2.10%	1.43%	to	0.64%
	12/31/2013		3,023,911	1.87	to	1.79	5,542,251	10.52	1.30	to	2.10	22.09	to	21.14
	12/31/2012		3,389,714	1.03	to	1.48	5,106,586	2.60	0.60	to	2.10	13.69	to	12.79
	12/31/2011		3,148,006	1.34	to	1.31	4,188,097	0.02	1.30	to	2.10	(2.93)	to	(3.69)
	12/31/2010		2,413,126	1.38	to	1.36	3,316,791	2.96	1.30	to	2.10	8.83	to	7.97
Franklin Income Class 2 Shares
	12/31/2014		6,650,565	1.33	to	1.25	8,687,407	4.96	1.15	to	1.95	3.43	to	2.61
	12/31/2013		8,086,472	1.28	to	1.22	10,231,022	6.44	1.15	to	1.95	12.65	to	11.76
	12/31/2012		9,333,469	1.14	to	1.09	10,518,336	6.22	1.15	to	1.95	11.37	to	10.49
	12/31/2011		4,128,140	1.02	to	0.98	4,237,498	5.40	1.15	to	1.95	1.22	to	0.43
	12/31/2010		1,654,396	1.01	to	0.98	1,685,641	5.53	1.15	to	1.95	11.39	to	10.52
Franklin Mutual Shares Class 2 Shares
	12/31/2014		713,957	1.22	to	1.15	882,965	1.97	1.15	to	1.95	5.90	to	5.07
	12/31/2013		785,500	1.15	to	1.09	918,292	2.05	1.15	to	1.95	26.80	to	25.81
	12/31/2012		856,367	0.91	to	0.87	790,683	2.00	1.15	to	1.95	12.94	to	12.05
	12/31/2011		1,169,752	0.80	to	0.78	969,357	2.59	1.15	to	1.95	(2.16)	to	(2.93)
	12/31/2010		879,636	0.82	to	0.80	728,989	1.68	1.15	to	1.95	9.93	to	9.07
Franklin Templeton Foreign Class 2 Shares
	12/31/2014		2,182,365	1.01	to	0.95	2,186,589	1.91	1.15	to	1.95	(12.14)	to	(12.83)
	12/31/2013		2,585,791	1.15	to	1.09	2,954,460	2.47	1.15	to	1.95	21.57	to	20.62
	12/31/2012		3,037,562	0.95	to	0.91	2,859,834	2.77	1.15	to	1.95	16.88	to	15.96
	12/31/2011		2,049,097	0.81	to	0.78	1,659,813	1.84	1.15	to	1.95	(11.65)	to	(12.34)
	12/31/2010		1,112,507	0.92	to	0.89	1,015,979	1.59	1.15	to	1.95	7.18	to	6.33
GE Investments Total Return Class 3 Shares
	12/31/2014		1,449,643	11.22	to	10.94	2,041,207	1.51	0.65	to	2.20	4.39	to	2.79
	12/31/2013		1,490,526	1.30	to	1.26	1,940,897	1.28	1.35	to	2.15	13.11	to	12.23
	12/31/2012		1,479,898	1.02	to	1.12	1,683,942	1.64	0.65	to	2.15	10.75	to	9.88
	12/31/2011		1,016,829	1.04	to	1.02	1,046,926	2.28	1.35	to	2.15	(4.39)	to	(5.13)
	12/31/2010		304,546	1.08	to	1.07	328,543	2.31	1.35	to	2.15	7.91	to	7.06
Invesco V.I. American Franchise Series II Shares
	12/31/2014		128,301	1.43	to	1.40	181,411	—	1.15	to	1.95	6.94	to	6.10
	12/31/2013		130,187	1.33	to	1.32	172,729	0.25	1.15	to	1.95	38	to	37
	12/31/2012	(1)	131,302	0.97	to	0.96	126,490	—	1.15	to	1.95	—	to	—
Invesco V.I. Value Opportunities Series II Shares
	12/31/2014		297,786	1.27	to	1.41	407,212	1.15	1.15	to	1.95	5.18	to	4.35
	12/31/2013		312,482	1.20	to	1.35	406,761	1.21	1.15	to	1.95	31.76	to	30.72
	12/31/2012		317,094	0.91	to	1.03	314,505	1.10	1.15	to	1.95	16.31	to	15.39
	12/31/2011		601,647	0.79	to	0.90	522,013	0.79	1.15	to	1.95	(4.49)	to	(5.24)
	12/31/2010		300,783	0.82	to	0.95	296,511	0.41	1.15	to	1.95	5.73	to	4.90
Janus Aspen - Enterprise Service Shares
	12/31/2014		116,940	2.18	to	2.68	294,150	0.03	1.15	to	1.95	10.97	to	10.10
	12/31/2013		128,083	1.96	to	2.43	288,077	0.36	1.15	to	1.95	30.54	to	29.51
	12/31/2012		132,473	1.50	to	1.88	229,592	—	1.15	to	1.95	15.65	to	14.74
	12/31/2011		215,568	1.30	to	1.64	317,350	—	1.15	to	1.95	(2.77)	to	(3.53)
	12/31/2010		116,607	1.34	to	1.70	201,560	—	1.15	to	1.95	24.09	to	23.12
Janus Aspen - Global Research Service Shares
	12/31/2014		308,504	1.48	to	1.50	436,369	0.94	1.15	to	1.95	5.96	to	5.13
	12/31/2013		385,899	1.39	to	1.43	499,421	1.05	1.15	to	1.95	26.62	to	25.63
	12/31/2012		436,257	1.10	to	1.14	447,699	0.76	1.15	to	1.95	18.49	to	17.56
	12/31/2011		678,229	0.93	to	0.97	585,812	0.67	1.15	to	1.95	(14.96)	to	(15.63)
	12/31/2010		267,866	1.09	to	1.15	277,163	0.48	1.15	to	1.95	14.21	to	13.31

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Aspen - Perkins Mid Cap Value Service Shares
	12/31/2014	1,075	$2.16	to	$2.07	$2,268	3.34%	1.25%	to	1.55%	7.10%	to	6.78%
	12/31/2013	1,111	2.02	to	1.94	2,193	1.13	1.25	to	1.55	24.26	to	23.89
	12/31/2012	1,147	1.62	to	1.56	1,823	0.85	1.25	to	1.55	9.42	to	9.09
	12/31/2011	1,184	1.48	to	1.43	1,723	0.59	1.25	to	1.55	(4.18)	to	(4.46)
	12/31/2010	1,222	1.55	to	1.50	1,859	0.51	1.25	to	1.55	13.94	to	13.60
JPMorgan Insurance Trust Core Bond Class 1 Shares
	12/31/2014	544,722	1.27	to	1.22	681,481	3.84	1.25	to	1.95	3.62	to	2.91
	12/31/2013	596,681	1.22	to	1.18	721,721	4.80	1.25	to	1.95	(2.69)	to	(3.35)
	12/31/2012	691,572	1.26	to	1.22	861,359	4.47	1.25	to	1.95	4.02	to	3.31
	12/31/2011	747,681	1.21	to	1.18	897,272	6.51	1.25	to	1.95	6.13	to	5.41
	12/31/2010	900,960	1.14	to	1.12	1,020,731	3.21	1.25	to	1.95	7.89	to	7.15
JPMorgan Insurance Trust Mid Cap Value Class 1 Shares
	12/31/2014	52,138	2.86	to	2.75	148,638	0.78	1.25	to	1.95	13.69	to	12.91
	12/31/2013	52,141	2.51	to	2.43	130,801	1.00	1.25	to	1.95	30.67	to	29.77
	12/31/2012	52,144	1.92	to	1.87	100,145	1.04	1.25	to	1.95	18.88	to	18.06
	12/31/2011	52,148	1.62	to	1.59	84,276	1.29	1.25	to	1.95	0.90	to	0.21
	12/31/2010	52,152	1.60	to	1.58	83,560	1.13	1.25	to	1.95	21.93	to	21.09
JPMorgan Insurance Trust Small Cap Core Class 1 Shares
	12/31/2014	2,687	2.81	to	2.70	7,500	0.14	1.25	to	1.95	8.24	to	7.50
	12/31/2013	2,738	2.60	to	2.52	7,070	0.77	1.25	to	1.95	40.54	to	39.58
	12/31/2012	7,078	1.85	to	1.80	13,016	0.20	1.25	to	1.95	18.24	to	17.43
	12/31/2011	7,135	1.56	to	1.53	11,112	0.12	1.25	to	1.95	(5.94)	to	(6.59)
	12/31/2010	7,198	1.66	to	1.64	11,935	—	1.25	to	1.95	25.56	to	24.70
JPMorgan Insurance Trust U.S. Equity Class 1 Shares
	12/31/2014	26,225	2.59	to	2.49	67,588	0.91	1.25	to	1.95	12.50	to	11.72
	12/31/2013	26,525	2.30	to	2.23	60,806	1.23	1.25	to	1.95	34.54	to	33.61
	12/31/2012	26,813	1.71	to	1.67	45,715	1.48	1.25	to	1.95	16.19	to	15.38
	12/31/2011	27,117	1.47	to	1.44	39,817	—	1.25	to	1.95	(3.08)	to	(3.74)
	12/31/2010	—	1.52	to	1.50	—	—	1.25	to	1.95	12.17	to	11.41
MFS® New Discovery Service Class
	12/31/2014	986,222	2.04	to	1.94	2,228,226	—	1.15	to	1.95	(8.55)	to	(9.26)
	12/31/2013	2,827,122	2.23	to	2.14	7,243,325	—	1.15	to	1.95	39.61	to	38.52
	12/31/2012	3,306,787	1.60	to	1.54	6,060,367	—	1.15	to	1.95	19.52	to	18.57
	12/31/2011	1,433,185	1.34	to	1.30	2,093,106	—	1.15	to	1.95	(11.51)	to	(12.20)
	12/31/2010	405,273	1.51	to	1.48	709,858	—	1.15	to	1.95	34.40	to	33.34
MFS® Total Return Service Class
	12/31/2014	1,155,873	1.49	to	1.62	1,913,348	1.70	1.15	to	1.95	7.01	to	6.17
	12/31/2013	1,224,187	1.39	to	1.53	1,903,955	1.63	1.15	to	1.95	17.39	to	16.47
	12/31/2012	1,346,339	1.18	to	1.31	1,788,262	2.48	1.15	to	1.95	9.67	to	8.80
	12/31/2011	1,740,113	1.08	to	1.20	2,082,849	2.55	1.15	to	1.95	0.43	to	(0.35)
	12/31/2010	980,621	1.07	to	1.21	1,211,195	2.16	1.15	to	1.95	8.39	to	7.54
TA Aegon High Yield Bond Initial Class
	12/31/2014	67,661	10.44	to	$1.74	155,404	5.46	0.45	to	1.90	3.51	to	2.04
	12/31/2013	62,132	1.19	to	1.70	140,297	5.39	0.45	to	1.90	6.12	to	4.61
	12/31/2012	86,074	1.66	to	1.63	164,087	6.02	0.45	to	1.90	15.91	to	15.17
	12/31/2011	84,568	1.71	to	1.41	139,287	6.70	1.25	to	1.90	3.48	to	2.82
	12/31/2010	130,093	1.65	to	1.37	207,274	13.41	1.25	to	1.90	11.05	to	10.34

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon High Yield Bond Service Class
	12/31/2014		2,664,043	$10.31	to	$10.13	$5,933,436	5.62%	0.90%	to	2.00%	2.68%	to	1.55%
	12/31/2013		2,593,445	1.60	to	1.70	4,808,613	5.82	1.15	to	1.95	5.12	to	4.29
	12/31/2012		1,977,400	1.52	to	1.63	3,311,088	5.53	1.15	to	1.95	15.76	to	14.85
	12/31/2011		1,504,010	1.32	to	1.42	2,147,896	8.13	1.15	to	1.95	3.35	to	2.54
	12/31/2010		622,537	1.27	to	1.38	865,235	15.88	1.15	to	1.95	10.89	to	10.02
TA Aegon Money Market Initial Class
	12/31/2014		126,305	1.03	to	0.96	172,527	0.01	1.25	to	1.90	(1.23)	to	(1.86)
	12/31/2013		268,180	1.04	to	0.97	371,427	0.01	1.25	to	1.90	(1.23)	to	(1.86)
	12/31/2012		323,812	1.05	to	0.99	454,737	0.01	1.25	to	1.90	(1.24)	to	(1.87)
	12/31/2011		178,134	1.07	to	1.01	253,669	0.01	1.25	to	1.90	(1.22)	to	(1.85)
	12/31/2010		253,203	1.08	to	1.03	365,583	0.01	1.25	to	1.90	(1.23)	to	(1.86)
TA Aegon Money Market Service Class
	12/31/2014		13,187,371	9.93	to	9.67	63,067,404	0.01	0.45	to	2.00	(0.44)	to	(1.98)
	12/31/2013		19,530,196	0.99	to	0.95	41,003,054	0.00	0.45	to	1.95	(0.44)	to	(1.91)
	12/31/2012		13,671,844	1.00	to	0.97	13,803,900	0.01	0.45	to	1.95	(0.99)	to	(1.92)
	12/31/2011		14,149,682	0.97	to	0.99	14,467,349	0.01	1.00	to	1.95	(0.98)	to	(1.90)
	12/31/2010		4,752,198	0.98	to	1.01	4,935,384	0.00	1.00	to	1.95	(0.99)	to	(1.91)
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2014		33,943,565	10.83	to	10.55	95,420,430	0.66	0.45	to	2.00	3.15	to	1.56
	12/31/2013		31,068,876	1.16	to	1.11	56,227,242	0.55	0.45	to	1.95	10.62	to	8.99
	12/31/2012		12,789,199	1.05	to	1.02	13,133,992	0.16	0.45	to	1.95	7.22	to	6.22
	12/31/2011	(1)	640,359	0.96	to	0.96	616,270	—	1.00	to	1.95	—	to	—
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2014		12,551,291	10.57	to	10.30	24,423,931	1.05	0.45	to	2.00	3.14	to	1.55
	12/31/2013		12,761,034	1.11	to	1.08	17,995,165	1.13	0.45	to	1.95	6.59	to	5.02
	12/31/2012		9,990,889	1.05	to	1.02	10,318,056	0.42	0.45	to	1.95	5.72	to	4.73
	12/31/2011	(1)	4,511,768	0.98	to	0.98	4,424,846	—	1.00	to	1.95	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2014		19,144,493	11.14	to	10.86	55,073,814	0.82	0.45	to	2.00	2.76	to	1.18
	12/31/2013		16,804,541	1.23	to	1.14	30,703,256	0.85	0.45	to	1.95	15.98	to	14.28
	12/31/2012		9,243,757	1.06	to	1.00	9,309,067	0.75	0.45	to	1.95	9.85	to	8.82
	12/31/2011	(1)	2,611,474	0.92	to	0.92	2,402,550	—	1.00	to	1.95	—	to	—
TA Aegon U.S. Government Securities Initial Class
	12/31/2014		184,056	1.48	to	1.29	371,973	3.93	1.25	to	1.90	3.36	to	2.70
	12/31/2013		200,641	1.43	to	1.26	392,878	2.36	1.25	to	1.90	(3.44)	to	(4.06)
	12/31/2012		218,889	1.48	to	1.31	444,550	1.63	1.25	to	1.90	3.84	to	3.17
	12/31/2011		329,971	1.43	to	1.27	646,341	2.72	1.25	to	1.90	6.28	to	5.61
	12/31/2010		377,384	1.34	to	1.20	696,553	3.38	1.25	to	1.90	3.11	to	2.46
TA Aegon U.S. Government Securities Service Class
	12/31/2014		14,098,292	10.00	to	9.74	32,526,271	3.72	0.45	to	2.00	3.95	to	2.35
	12/31/2013		14,372,501	1.00	to	1.20	26,764,225	2.28	0.45	to	1.95	(2.92)	to	(4.35)
	12/31/2012		22,228,708	1.25	to	1.27	28,835,995	1.70	0.45	to	1.95	3.82	to	2.85
	12/31/2011		21,761,127	1.18	to	1.24	27,198,337	2.41	1.00	to	1.95	6.23	to	5.24
	12/31/2010		11,864,867	1.11	to	1.18	14,065,032	3.56	1.00	to	1.95	3.19	to	2.23
TA AllianceBernstein Dynamic Allocation Initial Class
	12/31/2014		40,726	1.69	to	1.37	67,420	1.03	1.25	to	1.90	4.26	to	3.59
	12/31/2013		41,058	1.62	to	1.32	65,291	1.17	1.25	to	1.90	5.86	to	5.19
	12/31/2012		39,894	1.53	to	1.26	60,017	0.85	1.25	to	1.90	4.82	to	4.15
	12/31/2011		37,745	1.46	to	1.21	54,251	0.80	1.25	to	1.90	0.56	to	(0.08)
	12/31/2010		38,368	1.45	to	1.21	54,921	7.88	1.25	to	1.90	7.94	to	7.25

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA AllianceBernstein Dynamic Allocation Service Class
	12/31/2014	10,378,014	$10.71	to	$10.44	$20,046,123	0.83%	0.45%	to	2.00%	4.88%	to	3.27%
	12/31/2013	10,720,245	1.10	to	1.33	15,864,132	0.98	0.45	to	1.95	6.41	to	4.84
	12/31/2012	9,833,210	1.12	to	1.27	12,209,061	0.75	0.45	to	1.95	4.59	to	3.76
	12/31/2011	7,661,532	1.10	to	1.23	9,065,437	0.98	1.15	to	1.95	0.51	to	(0.28)
	12/31/2010	1,524,235	1.09	to	1.23	1,880,199	4.57	1.15	to	1.95	7.91	to	7.06
TA Asset Allocation - Conservative Initial Class
	12/31/2014	35,716	1.69	to	1.44	59,352	2.70	1.25	to	1.90	0.93	to	0.28
	12/31/2013	35,716	1.68	to	1.43	58,894	3.83	1.25	to	1.90	8.02	to	7.33
	12/31/2012	67,315	1.55	to	1.34	102,912	3.41	1.25	to	1.90	6.13	to	5.45
	12/31/2011	106,253	1.46	to	1.27	153,293	2.57	1.25	to	1.90	1.39	to	0.75
	12/31/2010	130,759	1.44	to	1.26	186,335	3.23	1.25	to	1.90	7.59	to	6.90
TA Asset Allocation - Conservative Service Class
	12/31/2014	31,677,104	10.70	to	10.43	61,576,298	2.49	0.45	to	2.00	1.49	to	(0.07)
	12/31/2013	33,312,344	1.13	to	1.45	54,439,830	3.00	0.45	to	1.95	8.60	to	7.00
	12/31/2012	31,209,493	1.04	to	1.35	43,570,834	3.07	0.45	to	1.95	5.97	to	5.14
	12/31/2011	24,139,988	1.15	to	1.28	31,687,943	2.65	1.15	to	1.95	1.20	to	0.40
	12/31/2010	15,061,377	1.14	to	1.28	19,880,010	3.27	1.15	to	1.95	7.47	to	6.63
TA Asset Allocation - Growth Initial Class
	12/31/2014	82,871	1.81	to	1.61	147,420	2.36	1.25	to	1.90	1.46	to	0.81
	12/31/2013	83,520	1.79	to	1.59	146,651	0.79	1.25	to	1.90	25.25	to	24.45
	12/31/2012	45,481	1.43	to	1.28	63,855	1.29	1.25	to	1.90	11.20	to	10.49
	12/31/2011	49,928	1.28	to	1.16	63,133	1.37	1.25	to	1.90	(6.58)	to	(7.18)
	12/31/2010	31,855	1.37	to	1.25	43,183	1.11	1.25	to	1.90	13.53	to	12.81
TA Asset Allocation - Growth Service Class
	12/31/2014	3,471,873	11.83	to	11.53	6,835,481	2.10	0.45	to	2.00	1.98	to	0.41
	12/31/2013	3,835,267	1.32	to	1.63	6,095,272	1.03	0.45	to	1.95	25.82	to	23.97
	12/31/2012	3,079,013	1.05	to	1.32	3,927,834	1.08	0.45	to	1.95	11.11	to	10.23
	12/31/2011	2,585,872	0.95	to	1.20	3,059,442	0.93	1.15	to	1.95	(6.77)	to	(7.50)
	12/31/2010	2,140,621	1.02	to	1.29	2,722,610	0.85	1.15	to	1.95	13.35	to	12.46
TA Asset Allocation - Moderate Initial Class
	12/31/2014	508,985	1.79	to	1.54	892,285	2.15	1.25	to	1.90	1.50	to	0.85
	12/31/2013	615,879	1.76	to	1.52	1,065,321	2.45	1.25	to	1.90	12.10	to	11.38
	12/31/2012	625,757	1.57	to	1.37	967,012	2.67	1.25	to	1.90	8.08	to	7.39
	12/31/2011	668,707	1.45	to	1.27	957,577	2.17	1.25	to	1.90	(0.65)	to	(1.29)
	12/31/2010	857,598	1.46	to	1.29	1,237,967	3.07	1.25	to	1.90	9.01	to	8.32
TA Asset Allocation - Moderate Service Class
	12/31/2014	119,812,391	10.98	to	10.70	289,657,459	2.15	0.45	to	2.00	2.15	to	0.58
	12/31/2013	115,593,525	1.18	to	1.55	221,957,877	2.30	0.45	to	1.95	12.73	to	11.07
	12/31/2012	96,011,691	1.05	to	1.39	141,669,166	2.66	0.45	to	1.95	7.86	to	7.01
	12/31/2011	62,966,719	1.13	to	1.30	86,581,469	2.34	1.15	to	1.95	(0.85)	to	(1.62)
	12/31/2010	30,478,867	1.14	to	1.32	42,494,257	2.97	1.15	to	1.95	8.89	to	8.03
TA Asset Allocation - Moderate Growth Initial Class
	12/31/2014	186,731	1.82	to	1.59	337,554	2.82	1.25	to	1.90	1.31	to	0.66
	12/31/2013	153,714	1.80	to	1.58	275,097	2.41	1.25	to	1.90	17.91	to	17.16
	12/31/2012	214,324	1.52	to	1.35	324,237	2.46	1.25	to	1.90	9.27	to	8.57
	12/31/2011	248,447	1.39	to	1.24	343,791	2.07	1.25	to	1.90	(3.22)	to	(3.84)
	12/31/2010	268,594	1.44	to	1.29	384,132	2.01	1.25	to	1.90	11.34	to	10.63
TA Asset Allocation - Moderate Growth Service Class
	12/31/2014	66,510,851	11.36	to	11.07	151,210,658	2.59	0.45	to	2.00	1.99	to	0.42
	12/31/2013	68,282,174	1.24	to	1.61	128,458,358	2.12	0.45	to	1.95	18.51	to	16.77
	12/31/2012	65,243,774	1.05	to	1.38	93,631,084	2.29	0.45	to	1.95	9.11	to	8.25
	12/31/2011	57,980,677	1.05	to	1.27	76,522,250	1.83	1.15	to	1.95	(3.38)	to	(4.14)
	12/31/2010	56,772,643	1.08	to	1.33	77,188,491	2.12	1.15	to	1.95	11.13	to	10.26

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Barrow Hanley Dividend Focused Initial Class
	12/31/2014	1,664,774	$13.08	to	$1.89	$3,844,650	1.34%	0.45%	to	1.90%	11.67%	to	10.08%
	12/31/2013	1,867,664	1.37	to	1.71	3,838,988	2.31	0.45	to	1.90	29.66	to	27.82
	12/31/2012	2,195,072	1.15	to	1.34	3,506,520	1.82	0.45	to	1.90	10.34	to	9.63
	12/31/2011	2,414,115	1.33	to	1.22	3,501,409	1.71	1.25	to	1.90	1.47	to	0.82
	12/31/2010	2,826,796	1.31	to	1.21	4,048,223	0.88	1.25	to	1.90	9.08	to	8.39
TA Barrow Hanley Dividend Focused Service Class
	12/31/2014	2,227,705	12.92	to	12.69	6,012,268	1.25	0.90	to	2.00	10.93	to	9.72
	12/31/2013	2,042,352	1.28	to	1.82	4,214,038	2.26	1.15	to	1.95	28.45	to	27.44
	12/31/2012	5,187,651	1.00	to	1.43	7,871,863	1.74	1.15	to	1.95	10.20	to	9.33
	12/31/2011	2,236,795	0.91	to	1.30	3,187,834	1.38	1.15	to	1.95	1.29	to	0.50
	12/31/2010	1,254,551	0.90	to	1.30	1,732,979	0.85	1.15	to	1.95	8.90	to	8.05
TA BlackRock Global Allocation Service Class
	12/31/2014	33,949,110	10.91	to	10.62	56,800,395	1.75	0.45	to	2.00	1.29	to	(0.36)
	12/31/2013	36,030,640	1.18	to	1.47	55,988,891	1.13	0.45	to	2.05	13.92	to	12.13
	12/31/2012	34,316,080	1.04	to	1.31	45,873,956	2.33	0.45	to	2.05	8.61	to	7.76
	12/31/2011	30,352,416	1.24	to	1.22	37,446,891	0.69	1.25	to	2.05	(5.01)	to	(5.75)
	12/31/2010	16,666,042	1.31	to	1.29	21,689,890	0.50	1.25	to	2.05	8.42	to	7.57
TA BlackRock Tactical Allocation Service Class
	12/31/2014	34,968,108	11.13	to	10.84	87,586,850	1.30	0.45	to	2.00	4.60	to	2.99
	12/31/2013	33,268,265	1.18	to	1.59	66,492,168	1.34	0.45	to	1.95	11.84	to	10.20
	12/31/2012	24,436,673	1.05	to	1.44	35,871,490	1.48	0.45	to	1.95	8.76	to	7.90
	12/31/2011	10,049,931	1.36	to	1.34	13,601,215	1.18	1.15	to	1.95	2.57	to	1.76
	12/31/2010	5,868,130	1.33	to	1.31	7,764,924	0.45	1.15	to	1.95	9.98	to	9.12
TA Clarion Global Real Estate Securities Initial Class
	12/31/2014	14,673	10.46	to	2.09	38,903	1.46	0.45	to	1.90	13.06	to	11.45
	12/31/2013	22,067	1.19	to	1.87	52,521	5.49	0.45	to	1.90	3.43	to	1.96
	12/31/2012	22,372	1.39	to	1.84	51,946	3.56	0.45	to	1.90	23.70	to	22.91
	12/31/2011	22,389	1.90	to	1.49	42,064	7.90	1.25	to	1.90	(6.90)	to	(7.49)
	12/31/2010	16,210	2.04	to	1.62	32,803	6.11	1.25	to	1.90	14.24	to	13.51
TA Clarion Global Real Estate Securities Service Class
	12/31/2014	2,083,565	10.34	to	10.16	5,463,539	1.36	0.90	to	2.00	12.28	to	11.05
	12/31/2013	1,851,330	1.11	to	1.89	3,363,372	5.47	1.15	to	1.95	2.53	to	1.72
	12/31/2012	1,368,300	1.08	to	1.85	2,269,443	3.57	1.15	to	1.95	23.55	to	22.58
	12/31/2011	841,211	0.87	to	1.51	1,134,570	7.10	1.15	to	1.95	(7.08)	to	(7.80)
	12/31/2010	521,494	0.94	to	1.64	770,080	6.54	1.15	to	1.95	13.99	to	13.10
TA International Moderate Growth Service Class
	12/31/2014	21,845,760	10.50	to	10.23	35,391,209	2.15	0.45	to	2.00	(1.23)	to	(2.75)
	12/31/2013	21,520,089	1.19	to	1.03	27,779,613	1.84	0.45	to	1.95	11.96	to	10.31
	12/31/2012	18,158,917	1.06	to	0.94	17,563,626	2.83	0.45	to	1.95	11.20	to	10.32
	12/31/2011	13,843,772	0.94	to	0.85	12,042,962	1.90	1.15	to	1.95	(8.58)	to	(9.30)
	12/31/2010	12,610,068	1.02	to	0.94	12,036,697	2.55	1.15	to	1.95	8.99	to	8.13
TA Janus Balanced Service Class
	12/31/2014	11,828,480	11.86	to	11.55	35,378,527	0.69	0.45	to	2.00	7.35	to	5.69
	12/31/2013	9,040,332	1.26	to	1.12	15,597,184	0.70	0.45	to	1.95	18.49	to	16.74
	12/31/2012	3,547,649	1.06	to	0.96	3,462,061	—	0.45	to	1.95	11.21	to	10.34
	12/31/2011	1,379,311	0.89	to	0.87	1,214,507	0.16	1.15	to	1.95	(11.82)	to	(12.51)
	12/31/2010	564,672	1.01	to	1.00	565,612	0.19	1.15	to	1.95	1.93	to	1.13
TA Jennison Growth Initial Class
	12/31/2014	1,307,658	13.88	to	2.01	2,074,564	—	0.45	to	1.90	9.46	to	7.91
	12/31/2013	1,426,689	1.46	to	1.87	2,088,334	0.26	0.45	to	1.90	37.09	to	35.14
	12/31/2012	1,707,271	1.35	to	1.38	1,840,076	0.07	0.45	to	1.90	14.33	to	13.60
	12/31/2011	2,103,003	0.96	to	1.22	1,985,265	0.12	1.25	to	1.90	(1.85)	to	(2.48)
	12/31/2010	2,325,635	0.98	to	1.25	2,240,082	0.05	1.25	to	1.90	10.88	to	10.17

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Jennison Growth Service Class
	12/31/2014		4,747,106	$13.72	to	$13.47	$12,818,115	—%	0.90%	to	2.00%	8.81%	to	7.62%
	12/31/2013		4,408,276	1.78	to	1.85	9,292,701	0.07	1.15	to	1.95	35.74	to	34.67
	12/31/2012		3,985,152	1.31	to	1.37	5,977,859	—	1.15	to	1.95	14.09	to	13.19
	12/31/2011		1,743,989	1.15	to	1.21	2,358,279	—	1.15	to	1.95	(1.90)	to	(2.67)
	12/31/2010		710,579	1.17	to	1.24	984,045	0.03	1.15	to	1.95	10.70	to	9.83
TA JPMorgan Core Bond Service Class
	12/31/2014		8,490,749	10.12	to	9.86	15,198,187	1.95	0.45	to	2.00	4.63	to	3.02
	12/31/2013		5,404,361	1.01	to	1.03	7,409,619	2.83	0.45	to	1.95	(2.57)	to	(4.00)
	12/31/2012		4,215,614	1.10	to	1.07	4,541,364	2.84	0.45	to	1.95	3.56	to	2.74
	12/31/2011	(1)	1,375,323	1.05	to	1.04	1,436,021	3.19	1.15	to	1.95	—	to	—
TA JPMorgan Enhanced Index Initial Class
	12/31/2014		261,524	13.47	to	1.86	655,455	0.80	0.45	to	1.90	13.67	to	12.06
	12/31/2013		244,348	1.45	to	1.66	541,382	0.64	0.45	to	1.90	31.92	to	30.05
	12/31/2012		260,637	1.29	to	1.28	442,008	1.21	0.45	to	1.90	14.91	to	14.17
	12/31/2011		388,931	1.01	to	1.12	575,064	1.21	1.25	to	1.90	(0.50)	to	(1.14)
	12/31/2010		425,131	1.01	to	1.13	634,385	1.35	1.25	to	1.90	13.76	to	13.03
TA JPMorgan Enhanced Index Service Class
	12/31/2014		447,817	13.32	to	13.08	2,099,233	0.75	0.90	to	2.00	12.95	to	11.71
	12/31/2013		223,242	1.54	to	1.71	448,924	0.53	1.15	to	1.95	30.63	to	29.61
	12/31/2012		150,883	1.18	to	1.32	192,454	0.97	1.15	to	1.95	14.77	to	13.86
	12/31/2011		105,155	1.03	to	1.16	121,663	1.08	1.15	to	1.95	(0.67)	to	(1.44)
	12/31/2010		133,806	1.04	to	1.17	167,268	1.71	1.15	to	1.95	13.55	to	12.66
TA JPMorgan Mid Cap Value Service Class
	12/31/2014		5,723,903	13.41	to	13.07	20,447,452	0.64	0.45	to	2.00	14.47	to	12.71
	12/31/2013		4,415,296	1.49	to	1.88	10,486,357	0.38	0.45	to	1.95	30.88	to	28.95
	12/31/2012		3,860,875	1.14	to	1.46	5,704,726	0.75	0.45	to	1.95	18.86	to	17.93
	12/31/2011		990,822	1.26	to	1.24	1,238,348	1.00	1.15	to	1.95	0.58	to	(0.21)
	12/31/2010		131,838	1.25	to	1.24	164,089	2.68	1.15	to	1.95	21.43	to	20.47
TA JPMorgan Tactical Allocation Service Class
	12/31/2014		20,676,779	10.74	to	10.47	51,151,249	0.96	0.45	to	2.00	5.80	to	4.18
	12/31/2013		19,949,918	1.10	to	1.08	30,794,952	1.02	0.45	to	1.95	4.82	to	3.28
	12/31/2012		14,296,793	1.07	to	1.05	15,073,054	0.63	0.45	to	1.95	6.24	to	5.40
	12/31/2011	(1)	2,836,026	1.00	to	0.99	2,823,875	1.02	1.15	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2014		16,981,768	11.19	to	10.91	57,286,673	0.66	0.45	to	2.00	8.00	to	6.33
	12/31/2013		14,019,229	1.08	to	1.08	26,970,451	0.21	0.45	to	1.95	8.88	to	7.28
	12/31/2012	(1)	4,608,121	1.02	to	1.01	4,653,300	—	0.45	to	1.95	—	to	—
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2014		12,452,814	11.62	to	11.33	41,526,468	0.57	0.45	to	2.00	7.69	to	6.04
	12/31/2013		9,288,777	1.14	to	1.14	20,070,907	0.19	0.45	to	1.95	15.09	to	13.40
	12/31/2012	(1)	2,788,564	1.01	to	1.00	2,801,716	—	0.45	to	1.95	—	to	—
TA Market Participation Strategy Service Class
	12/31/2014		6,502,270	11.78	to	11.48	27,861,249	—	0.45	to	2.00	7.56	to	5.91
	12/31/2013		4,873,843	1.13	to	1.11	12,392,847	—	0.45	to	1.95	13.78	to	12.11
	12/31/2012	(1)	728,061	0.99	to	0.99	720,954	—	0.45	to	1.95	—	to	—
TA MFS International Equity Initial Class
	12/31/2014		49,145	10.56	to	1.63	67,563	0.96	0.45	to	1.90	(5.60)	to	(6.94)
	12/31/2013		49,155	1.33	to	1.75	72,262	1.15	0.45	to	1.90	17.56	to	15.89
	12/31/2012		49,166	1.43	to	1.51	62,062	1.64	0.45	to	1.90	20.64	to	19.87
	12/31/2011		50,143	1.06	to	1.26	52,546	1.88	1.25	to	1.90	(11.17)	to	(11.73)
	12/31/2010		8,014	1.20	to	1.43	9,467	1.40	1.25	to	1.90	9.13	to	8.44

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA MFS International Equity Service Class
	12/31/2014		1,240,007	$10.44	to	$10.26	$3,695,090	0.95%	0.90%	to	2.00%	(6.26)%	to	(7.28)%
	12/31/2013		995,804	1.35	to	1.83	2,398,959	1.15	1.15	to	1.95	16.43	to	15.52
	12/31/2012		784,016	1.16	to	1.58	1,119,091	1.52	1.15	to	1.95	20.48	to	19.53
	12/31/2011		519,700	0.97	to	1.33	578,305	1.21	1.15	to	1.95	(11.24)	to	(11.93)
	12/31/2010		312,759	1.09	to	1.51	458,883	1.67	1.15	to	1.95	9.05	to	8.20
TA Morgan Stanley Capital Growth Initial Class
	12/31/2014		33,027	1.98	to	1.95	70,381	—	1.25	to	1.90	4.70	to	4.03
	12/31/2013		20,201	1.89	to	1.87	41,179	0.67	1.25	to	1.90	46.42	to	45.49
	12/31/2012		20,240	1.29	to	1.29	28,219	—	1.25	to	1.90	14.11	to	13.38
	12/31/2011		20,281	1.13	to	1.13	24,817	—	1.25	to	1.90	(6.97)	to	(7.56)
	12/31/2010		87,886	1.21	to	1.23	115,765	0.89	1.25	to	1.90	25.86	to	25.06
TA Morgan Stanley Capital Growth Service Class
	12/31/2014		487,574	14.34	to	14.09	1,461,885	—	0.90	to	2.00	4.84	to	3.69
	12/31/2013		500,196	1.72	to	1.93	1,052,865	0.49	1.15	to	1.95	46.20	to	45.06
	12/31/2012		465,486	1.18	to	1.33	630,426	—	1.15	to	1.95	13.89	to	12.99
	12/31/2011		525,278	1.03	to	1.18	579,273	—	1.15	to	1.95	(7.06)	to	(7.78)
	12/31/2010		245,780	1.11	to	1.28	338,026	0.70	1.15	to	1.95	25.64	to	24.66
TA Morgan Stanley Mid-Cap Growth Initial Class
	12/31/2014		28,385	12.36	to	2.10	41,630	—	0.45	to	1.90	(0.43)	to	(1.85)
	12/31/2013		36,941	1.39	to	2.14	54,906	0.81	0.45	to	1.90	38.52	to	36.55
	12/31/2012		38,621	1.58	to	1.56	41,828	—	0.45	to	1.90	7.73	to	7.04
	12/31/2011		82,859	1.02	to	1.46	83,380	0.31	1.25	to	1.90	(7.86)	to	(8.45)
	12/31/2010		66,790	1.11	to	1.60	73,022	0.13	1.25	to	1.90	32.25	to	31.41
TA Morgan Stanley Mid-Cap Growth Service Class
	12/31/2014		1,405,002	12.21	to	12.00	4,158,692	—	0.90	to	2.00	(1.15)	to	(2.24)
	12/31/2013		1,427,218	2.03	to	2.02	3,367,567	0.60	1.15	to	1.95	37.25	to	36.17
	12/31/2012		1,851,803	1.48	to	1.49	2,936,120	—	1.15	to	1.95	7.53	to	6.68
	12/31/2011		1,905,110	1.38	to	1.39	2,750,031	0.22	1.15	to	1.95	(7.97)	to	(8.69)
	12/31/2010		295,317	1.50	to	1.52	496,082	0.02	1.15	to	1.95	32.06	to	31.03
TA Multi-Managed Balanced Initial Class
	12/31/2014		23,192	2.23	to	1.98	50,777	1.38	1.25	to	1.90	9.44	to	8.74
	12/31/2013		23,192	2.04	to	1.82	46,465	1.58	1.25	to	1.90	16.63	to	15.89
	12/31/2012		23,192	1.75	to	1.57	39,897	0.00	1.25	to	1.90	11.17	to	10.46
	12/31/2011		—	1.57	to	1.42	—	—	1.25	to	1.90	2.75	to	2.10
	12/31/2010		—	1.53	to	1.39	—	—	1.25	to	1.90	22.59	to	21.81
TA Multi-Managed Balanced Service Class
	12/31/2014		4,141,602	12.03	to	11.72	10,150,180	1.24	0.45	to	2.00	10.00	to	8.31
	12/31/2013		3,663,589	1.26	to	1.81	6,706,218	1.48	0.45	to	1.95	17.23	to	15.50
	12/31/2012		2,836,668	1.31	to	1.57	4,481,180	1.45	0.45	to	1.95	11.11	to	10.24
	12/31/2011		2,609,105	1.24	to	1.42	3,671,757	2.35	1.15	to	1.95	2.57	to	1.77
	12/31/2010		1,857,167	1.21	to	1.40	2,631,533	0.49	1.15	to	1.95	22.48	to	21.51
TA Multi-Manager Alt Strategies Service Class
	12/31/2014		2,886	10.49	to	10.34	30,031	0.83	0.45	to	1.65	2.49	to	1.27
	12/31/2013	(1)	598	10.23	to	10.21	6,116	—	0.45	to	1.65	—	to	—
TA PIMCO Tactical - Balanced Service Class
	12/31/2014		11,037,640	11.28	to	11.00	30,107,695	1.04	0.45	to	2.00	7.35	to	5.70
	12/31/2013		9,401,250	1.10	to	0.99	16,381,046	0.59	0.45	to	1.95	11.35	to	9.71
	12/31/2012		3,645,065	0.99	to	0.91	3,358,618	1.49	0.45	to	1.95	(0.17)	to	(0.96)
	12/31/2011		1,562,351	0.93	to	0.92	1,443,848	1.21	1.15	to	1.95	(4.50)	to	(5.25)
	12/31/2010		1,506,654	0.97	to	0.97	1,462,772	0.54	1.15	to	1.95	(4.56)	to	(5.31)

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Tactical - Conservative Service Class
	12/31/2014		5,302,381	$11.08	to	$10.80	$10,002,783	1.31%	0.45%	to	2.00%	8.24%	to	6.57%
	12/31/2013		3,388,194	1.07	to	0.94	4,859,792	0.67	0.45	to	1.95	7.67	to	6.09
	12/31/2012		1,792,209	0.99	to	0.89	1,613,212	1.19	0.45	to	1.95	0.37	to	(0.43)
	12/31/2011		916,713	0.91	to	0.89	824,736	1.44	1.15	to	1.95	(8.51)	to	(9.23)
	12/31/2010		759,928	0.99	to	0.98	749,706	0.86	1.15	to	1.95	(3.23)	to	(3.99)
TA PIMCO Tactical - Growth Service Class
	12/31/2014		6,170,132	11.51	to	11.22	15,981,612	1.80	0.45	to	2.00	5.92	to	4.29
	12/31/2013		5,087,552	1.14	to	0.98	8,054,694	0.75	0.45	to	1.95	16.28	to	14.57
	12/31/2012		1,751,213	0.98	to	0.85	1,512,853	0.41	0.45	to	1.95	(0.46)	to	(1.25)
	12/31/2011		630,345	0.88	to	0.86	550,036	1.26	1.15	to	1.95	(12.62)	to	(13.30)
	12/31/2010		534,657	1.00	to	0.99	534,937	1.47	1.15	to	1.95	(1.83)	to	(2.60)
TA PIMCO Total Return Initial Class
	12/31/2014		244,451	1.63	to	1.40	390,765	1.82	1.25	to	1.90	3.38	to	2.72
	12/31/2013		271,387	1.58	to	1.36	420,257	1.95	1.25	to	1.90	(3.75)	to	(4.36)
	12/31/2012		344,743	1.64	to	1.42	555,485	3.95	1.25	to	1.90	6.22	to	5.53
	12/31/2011		518,608	1.54	to	1.35	787,899	2.32	1.25	to	1.90	4.96	to	4.29
	12/31/2010		506,407	1.47	to	1.29	734,088	4.16	1.25	to	1.90	5.87	to	5.20
TA PIMCO Total Return Service Class
	12/31/2014		38,303,298	9.93	to	9.68	68,015,822	1.68	0.45	to	2.00	3.87	to	2.27
	12/31/2013		45,280,868	1.02	to	1.33	65,446,075	2.05	0.45	to	1.95	(3.20)	to	(4.62)
	12/31/2012		43,554,435	1.29	to	1.40	59,123,962	4.32	0.45	to	1.95	6.25	to	5.26
	12/31/2011		22,909,610	1.24	to	1.33	29,757,483	2.42	1.00	to	1.95	4.90	to	3.93
	12/31/2010		12,676,585	1.18	to	1.28	15,856,268	5.13	1.00	to	1.95	5.88	to	4.89
TA PineBridge Inflation Opportunities Service Class
	12/31/2014		11,260,430	9.22	to	8.98	14,671,181	0.31	0.45	to	2.00	2.91	to	1.33
	12/31/2013		13,261,771	0.94	to	0.98	14,478,869	0.34	0.45	to	1.95	(9.95)	to	(11.28)
	12/31/2012		13,767,765	1.14	to	1.11	15,370,289	0.26	0.45	to	1.95	5.08	to	4.25
	12/31/2011	(1)	4,114,180	1.07	to	1.06	4,386,948	—	1.15	to	1.95	—	to	—
TA ProFunds UltraBear Service Class (OAM)
	12/31/2014		4,425,558	0.09	to	0.09	390,086	—	1.00	to	1.95	(26.32)	to	(27.01)
	12/31/2013		3,540,863	0.12	to	0.12	425,843	—	1.00	to	1.95	(45.65)	to	(46.16)
	12/31/2012		17,756,040	0.67	to	0.22	3,953,441	—	0.45	to	1.95	(30.13)	to	(30.79)
	12/31/2011		18,246,388	0.32	to	0.32	5,840,353	—	1.00	to	1.95	(20.74)	to	(21.48)
	12/31/2010		583,716	0.41	to	0.40	237,078	—	1.00	to	1.95	(27.49)	to	(28.17)
TA Systematic Small/Mid Cap Value Initial Class
	12/31/2014		378,313	12.83	to	10.39	3,330,797	0.79	0.45	to	1.55	4.75	to	3.62
	12/31/2013		418,523	1.45	to	10.03	3,611,831	0.42	0.45	to	1.55	35.71	to	34.24
	12/31/2012		492,637	1.39	to	7.47	3,142,391	0.54	0.45	to	1.55	14.94	to	14.60
	12/31/2011		614,983	2.09	to	6.52	3,551,915	0.15	1.25	to	1.55	(3.86)	to	(4.14)
	12/31/2010		661,759	2.17	to	6.80	4,020,275	0.74	1.25	to	1.55	28.80	to	28.42
TA Systematic Small/Mid Cap Value Service Class
	12/31/2014		3,341,690	12.68	to	12.45	7,605,510	0.64	0.90	to	2.00	3.99	to	2.86
	12/31/2013		2,199,252	1.79	to	1.70	4,056,739	0.29	1.15	to	1.95	34.49	to	33.44
	12/31/2012		1,936,575	1.33	to	1.28	2,533,553	0.27	1.15	to	1.95	14.72	to	13.81
	12/31/2011		1,265,467	1.16	to	1.12	1,445,404	0.04	1.15	to	1.95	(3.96)	to	(4.71)
	12/31/2010		738,776	1.21	to	1.18	881,940	0.82	1.15	to	1.95	28.57	to	27.56
TA T. Rowe Price Small Cap Initial Class
	12/31/2014		153,368	13.75	to	2.36	295,834	—	0.45	to	1.90	6.07	to	4.56
	12/31/2013		180,817	1.51	to	2.26	331,926	0.07	0.45	to	1.90	43.42	to	41.39
	12/31/2012		199,364	1.59	to	1.60	257,578	—	0.45	to	1.90	14.26	to	13.52
	12/31/2011		201,461	1.44	to	1.41	228,149	—	1.25	to	1.90	0.44	to	(0.20)
	12/31/2010		189,760	1.44	to	1.41	214,274	—	1.25	to	1.90	32.77	to	31.92

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA T. Rowe Price Small Cap Service Class
	12/31/2014		5,746,945	$13.60	to	$13.35	$22,421,531	—%	0.90%	to	2.00%	5.29%	to	4.14%
	12/31/2013		4,912,670	2.18	to	2.28	14,082,513	—	1.15	to	1.95	42.07	to	40.95
	12/31/2012		4,271,914	1.53	to	1.62	7,692,095	—	1.15	to	1.95	14.09	to	13.19
	12/31/2011		1,529,018	1.34	to	1.43	2,411,201	—	1.15	to	1.95	0.36	to	(0.43)
	12/31/2010		492,368	1.34	to	1.44	809,041	—	1.15	to	1.95	32.54	to	31.50
TA Torray Concentrated Growth Initial Class
	12/31/2014		312,882	13.16	to	2.02	1,765,697	0.86	0.45	to	1.90	9.50	to	7.94
	12/31/2013		340,616	1.44	to	1.87	1,772,939	0.99	0.45	to	1.90	32.50	to	30.62
	12/31/2012		441,843	1.43	to	1.44	1,719,363	0.84	0.45	to	1.90	15.68	to	14.94
	12/31/2011		588,587	1.26	to	1.25	1,995,362	0.72	1.25	to	1.90	(3.47)	to	(4.09)
	12/31/2010		661,498	1.30	to	1.30	2,331,395	0.68	1.25	to	1.90	17.70	to	16.95
TA Torray Concentrated Growth Service Class
	12/31/2014		3,902,173	13.00	to	12.77	9,918,986	0.70	0.90	to	2.00	8.76	to	7.57
	12/31/2013		3,636,014	1.69	to	1.90	7,755,616	0.78	1.15	to	1.95	31.30	to	30.27
	12/31/2012		3,035,386	1.29	to	1.46	4,696,125	0.99	1.15	to	1.95	15.49	to	14.58
	12/31/2011		458,821	1.11	to	1.27	571,323	0.64	1.15	to	1.95	(3.64)	to	(4.39)
	12/31/2010		227,659	1.15	to	1.33	331,486	0.58	1.15	to	1.95	17.52	to	16.60
TA TS&W International Equity Initial Class
	12/31/2014		425,897	10.70	to	1.51	886,720	2.39	0.45	to	1.90	(5.61)	to	(6.95)
	12/31/2013		486,627	1.35	to	1.62	1,084,356	2.29	0.45	to	1.90	23.79	to	22.03
	12/31/2012		583,020	1.24	to	1.33	1,054,272	2.23	0.45	to	1.90	15.30	to	14.56
	12/31/2011		682,230	1.09	to	1.16	1,073,083	1.40	1.25	to	1.90	(15.35)	to	(15.89)
	12/31/2010		743,147	1.29	to	1.38	1,383,627	1.99	1.25	to	1.90	7.14	to	6.46
TA TS&W International Equity Service Class
	12/31/2014		597,875	10.58	to	10.39	1,710,204	2.32	0.90	to	2.00	(6.23)	to	(7.25)
	12/31/2013		559,458	1.21	to	1.73	1,151,493	2.21	1.15	to	1.95	22.66	to	21.70
	12/31/2012		415,528	0.99	to	1.42	520,759	2.04	1.15	to	1.95	15.11	to	14.20
	12/31/2011		421,636	0.86	to	1.24	424,142	1.36	1.15	to	1.95	(15.54)	to	(16.20)
	12/31/2010		191,678	1.02	to	1.48	283,318	2.00	1.15	to	1.95	6.97	to	6.13
TA Vanguard ETF - Balanced Service Class
	12/31/2014		136,879,690	10.98	to	10.70	342,152,293	0.95	0.45	to	2.00	4.08	to	2.48
	12/31/2013		129,881,636	1.16	to	1.17	209,472,792	1.09	0.45	to	1.95	10.93	to	9.30
	12/31/2012		92,769,802	1.15	to	1.07	103,256,948	1.28	0.45	to	1.95	7.32	to	6.31
	12/31/2011		55,196,098	1.11	to	1.01	57,381,801	1.17	1.00	to	1.95	0.46	to	(0.47)
	12/31/2010		24,067,970	1.10	to	1.01	24,991,459	1.17	1.00	to	1.95	9.60	to	8.57
TA Vanguard ETF - Conservative Service Class
	12/31/2014		40,013,205	10.79	to	10.52	77,921,336	1.25	0.45	to	2.00	4.77	to	3.16
	12/31/2013		35,123,308	1.11	to	1.19	52,461,737	1.34	0.45	to	1.95	6.99	to	5.41
	12/31/2012		32,111,247	1.05	to	1.13	37,084,247	1.08	0.45	to	1.95	5.56	to	4.57
	12/31/2011		20,543,306	1.11	to	1.08	22,551,897	0.68	1.00	to	1.95	2.15	to	1.21
	12/31/2010		8,889,907	1.08	to	1.07	9,586,345	0.03	1.00	to	1.95	8.34	to	7.33
TA Vanguard ETF - Growth Service Class
	12/31/2014		139,255,241	11.42	to	11.13	326,832,308	1.06	0.45	to	2.00	3.51	to	1.91
	12/31/2013		122,516,985	1.26	to	1.19	196,467,643	1.25	0.45	to	1.95	18.25	to	16.51
	12/31/2012		79,318,618	1.10	to	1.02	84,454,388	1.65	0.45	to	1.95	10.44	to	9.41
	12/31/2011		57,119,875	1.05	to	0.93	55,427,571	1.54	1.00	to	1.95	(2.11)	to	(3.02)
	12/31/2010		38,408,841	1.08	to	0.96	38,155,104	1.32	1.00	to	1.95	11.88	to	10.84
TA Voya Balanced Allocation Service Class
	12/31/2014		1,520	10.59	to	10.44	16,056	0.93	1.15	to	2.00	(0.36)	to	(1.20)
	12/31/2013	(1)	1,498	10.63	to	10.57	15,909	—	1.15	to	2.00	—	to	—
TA Voya Conservative Allocation Service Class
	12/31/2014		1,588	10.10	to	9.96	16,003	1.06	1.15	to	2.00	(1.05)	to	(1.89)
	12/31/2013	(1)	1,552	10.21	to	10.15	15,829	—	1.15	to	2.00	—	to	—

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest				Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Net Assets	Ratio*	Highest			Expense Ratio
TA Voya Intermediate Bond Service Class
	12/31/2014		—	$10.02	to	$9.88	$—	—%	1.15%	to	2.00%	4.62%	to	3.73%
	12/31/2013	(1)	—	9.58	to	9.52	—	—	1.15	to	2.00	—	to	—
TA Voya Large Cap Growth Service Class
	12/31/2014		—	13.14	to	12.95	—	—	1.15	to	2.00	11.83	to	10.88
	12/31/2013	(1)	—	11.75	to	11.68	—	—	1.15	to	2.00	—	to	—
TA Voya Limited Maturity Bond Service Class
	12/31/2014		4,850	9.83	to	9.69	47,533	0.16	1.15	to	2.00	(0.88)	to	(1.72)
	12/31/2013	(1)	4,711	9.91	to	9.86	46,655	—	1.15	to	2.00	—	to	—
TA Voya Mid Cap Opportunities Service Class
	12/31/2014		—	12.58	to	12.41	—	—	1.15	to	2.00	7.27	to	6.36
	12/31/2013	(1)	—	11.73	to	11.66	—	—	1.15	to	2.00	—	to	—
TA Voya Moderate Growth Allocation Service Class
	12/31/2014		—	10.98	to	10.83	—	—	1.15	to	2.00	(0.47)	to	(1.31)
	12/31/2013	(1)	—	11.03	to	10.97	—	—	1.15	to	2.00	—	to	—
TA WMC US Growth Initial Class
	12/31/2014		2,344,356	13.34	to	1.78	3,041,752	0.87	0.45	to	1.90	10.61	to	9.03
	12/31/2013		2,741,240	1.36	to	1.64	3,277,307	1.03	0.45	to	1.90	31.87	to	30.00
	12/31/2012		3,154,123	1.17	to	1.26	2,886,812	0.31	0.45	to	1.90	11.76	to	11.05
	12/31/2011		3,726,954	1.06	to	1.13	3,055,376	0.37	1.25	to	1.90	(4.92)	to	(5.52)
	12/31/2010		3,987,239	1.12	to	1.20	3,430,986	0.54	1.25	to	1.90	16.36	to	15.62
TA WMC US Growth Service Class
	12/31/2014		1,038,319	13.18	to	12.94	2,909,622	0.69	0.90	to	2.00	9.84	to	8.64
	12/31/2013		975,383	1.36	to	1.69	1,861,412	0.81	1.15	to	1.95	30.63	to	29.61
	12/31/2012		778,449	1.04	to	1.31	1,097,644	0.12	1.15	to	1.95	11.57	to	10.69
	12/31/2011		678,266	0.93	to	1.18	849,840	0.21	1.15	to	1.95	(5.02)	to	(5.76)
	12/31/2010		66,028	0.98	to	1.25	86,455	0.36	1.15	to	1.95	16.15	to	15.24
Vanguard® Equity Index
	12/31/2014		—	13.30	to	13.22	—	—	0.65	to	1.00	12.77	to	12.38
	12/31/2013	(1)	—	11.79	to	11.76	—	—	0.45	to	0.80	—	to	—
Vanguard® International
	12/31/2014		—	10.89	to	10.83	—	—	0.65	to	1.00	(6.66)	to	(6.99)
	12/31/2013	(1)	—	11.67	to	11.64	—	—	0.45	to	0.80	—	to	—
Vanguard® Mid-Cap Index
	12/31/2014		—	13.36	to	13.28	—	—	0.65	to	1.00	12.86	to	12.46
	12/31/2013	(1)	—	11.84	to	11.81	—	—	0.45	to	0.80	—	to	—
Vanguard® REIT Index
	12/31/2014		—	11.51	to	11.45	—	—	0.65	to	1.00	29.27	to	28.82
	12/31/2013	(1)	—	8.91	to	8.89	—	—	0.45	to	0.80	—	to	—
Vanguard® Short-Term Investment Grade
	12/31/2014		—	10.08	to	10.03	—	—	0.65	to	1.00	1.10	to	0.74
	12/31/2013	(1)	—	9.98	to	9.95	—	—	0.45	to	0.80	—	to	—
Vanguard® Total Bond Market Index
	12/31/2014		—	10.13	to	10.07	—	—	0.65	to	1.00	5.21	to	4.84
	12/31/2013	(1)	—	9.63	to	9.61	—	—	0.45	to	0.80	—	to	—
Wanger International
	12/31/2014		—	10.53	to	10.47	—	—	0.45	to	0.80	(4.83)	to	(5.17)
	12/31/2013	(1)	—	11.06	to	11.04	—	—	0.45	to	0.80	—	to	—
Wanger USA
	12/31/2014		—	12.81	to	12.74	—	—	0.45	to	0.80	4.31	to	3.95
	12/31/2013	(1)	—	12.28	to	12.25	—	—	0.45	to	0.80	—	to	—

(1)	See footnote 1

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

5. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.30% to 1.85% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Class B Shares	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
American Funds - Asset Allocation Class 2 Shares	0.30%
American Funds - Bond Class 2 Shares	0.30%
American Funds - Growth Class 2 Shares	0.30%
American Funds - Growth-Income Class 2 Shares	0.30%
American Funds - International Class 2 Shares	0.30%
GE Investments Total Return Class 3 Shares	0.20%
TA BlackRock Global Allocation Service Class	0.10%

6. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2014

7. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

57

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (4)	Amended and Restated Principal Underwriting Agreement. Note 39.

		(a	) (5)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (6)	Amended and Restated Principal Underwriting Agreement Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 54.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(3)	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 53.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 66.

		(i	)	Form of Rider (5 for Life). Note 66.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 66.

		(m	)	Form of Rider - Retirement Income Choice (Income/Death-Single). Note 66.

		(n	)	Form of Rider - Retirement Income Choice (Income - Single). Note 66.

		(o	)	Form of Rider - (Retirement Income Choice with Double Initial Withdrawal Base Benefit) Note 66.

		(p	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 35.

		(q	)	Form of Policy Rider (Retirement Income Choice 1.2). Note 66.

		(r	)	Form of Policy Rider (Retirement Income Choice 1.4). Note 66.

		(s	)	Form of Policy Rider (Income Link). Note 66.

		(t	)	Form of Policy Rider (Retirement Income Max). Note 66.

		(u	)	Form of Policy Rider (Retirement Income Choice 1.6). Note 54.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

		(h	)	Form of Application for the Separate Account VA BNY Note 37.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

		(a	) (1)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 48.

		(a	) (2)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 49.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

	(b	) (1)	ByLaws of Transamerica Financial Life Insurance Company. Note 48.

	(b	) (2)	ByLaws of Transamerica Financial Life Insurance Company. Note 49.

(7)			Reinsurance Agreement (SWISS Re). Note 36.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

(8)	(b	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 33.

(8)	(b	) (8)	Amendment No. 38 to Participation Agreement (TST). Note 35

(8)	(b	) (9)	Amendment No. 40 to Participation Agreement (TST). Note 36.

(8)	(b	) (10)	Amendment No. 41 to Participation Agreement (TST). Note 38.

(8)	(b	) (11)	Amendment No. 42 to Participation Agreement (TST). Note 40.

(8)	(b	) (12)	Amendment No. 43 to Participation Agreement (TST). Note 42.

	(b	) (13)	Amendment No. 44 to Participation Agreement (TST). Note 44.

	(b	) (14)	Amendment No. 45 to Participation Agreement (TST). Note 45.

	(b	) (15)	Amendment No. 47 to Participation Agreement (TST). Note 51.

	(b	) (16)	Amendment No. 48 to Participation Agreement (TST). Note 52.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (2)	Amendment No. 8 to Participation Agreement (Fidelity VIP I). Note 46.

	(f	) (3)	Amendment No. 9 to Participation Agreement (Fidelity VIP I). Note 61

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.
(8)	(g) (2)	Amendment No. 9 to Participation Agreement (Fidelity VIP II). Note 46.

	(g) (3)	Amendment No.10 to Participation Agreement (Fidelity VIP II). Note 59

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

	(h) (2)	Amendment No. 4 to Fund Participation Agreement (Janus Aspen Series). Note 50.

	(h) (3)	Amendment No. 5 to Fund Participation Agreement (Janus Aspen Series). Note 63.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (2)	Amendment No. 7 to Participation Agreement (Fidelity VIP III). Note 46.

	(i) (3)	Amendment No. 8 to Participation Agreement (Fidelity VIP III). Note 59

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(j) (1)	Amendment to Participation Agreement (Alliance Bernstein). Note 35

	(j) (2)	Amendment to Participation Agreement (Alliance Bernstein). Note 46.

	(j) (3)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 66

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

8	(k) (2)	Amendment to Participation Agreement (AIM/INVESCO). Note 41.

	(k) (3)	Amendment No. 7 to Participation Agreement (AIM/INVESCO). Note 47.

	(k) (4)	Participation Agreement (AIM/INVESCO). Note 55.

	(k) (5)	Amendment No. 1 to Participation Agreement (AIM/INVESCO). Note 56.

	(k) (6)	Amendment No. 8 to Participation Agreement (AIM/INVESCO). Note 61

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(m) (1)	Amendment to Fund Participation Agreement. Note 33.

(8)	(m) (2)	Amendment to Supplemental Payment Agreement (JP Morgan). Note 36.

(8)	(m) (3)	Amendment No. 7 to Participation Agreement (JP Morgan). Note 47.

	(m) (4)	Amendment No.8 to Participation Agreement (JP Morgan). Note 61

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

	(n) (2)	Amendment to Participation Agreement (MTB). Note 52.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

(8)	(o) (1)	Form of Notice to Participation Agreement (Franklin). Note 35

(8)	(o) (2)	Amendment No. 1 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (3)	Amendment No. 2 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (4)	Amendment No. 3 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (5)	Amendment No. 7 to Participation Agreement (Franklin-Templeton) Note 43.

(8)	(o) (6)	Amendment No. 8 to Participation Agreement (Franklin-Templeton). Note 50.

(8)	(o) (7)	Amendment No. 9 to Participation Agreement (Franklin-Templeton). Note 50.

	(o) (8)	Amendment No. 5 to Participation Agreement (Franklin). Note 55.

	(o) (9)	Amendment to Participation Agreement (Franklin). Note 56.

	(o) (10)	Amendment to Participation Agreement (Franklin). Note 56.

	(o) (11)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 56.

	(o) (12)	Amendment No. 12 to Participation Agreement (Franklin). Note 61

	(o) (13)	Amendment No. 13 to Participation Agreement (Franklin). Note 63

	(o) (14)	Amendment No. 14 to Participation Agreement (Franklin). Note 66

	(o) (15)	Amendment No. 15 to Participation Agreement (Franklin). Note 66

(8)	(p)	Participation Agreement among Transamerica Financial Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 38.

	(p) (1)	Amendment No. 1 to Participation Agreement (American Funds). Note 38.

	(p) (2)	Amendment No. 4 to Participation Agreement (American Funds). Note 62.

	(p) (3)	Amendment No. 5 to Participation Agreement (American Funds). Note 65

(8)	(q)	Participation Agreement By and Among Transamerica Financial Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 38.

	(q) (1)	Amendment No. 1 to Participation Agreement (GE). Note 46.

	(q) (2)	Amendment No. 2 to Participation Agreement (GE). Note 59

(8)	(r)	Amended and Restated Participation Agreement (TST). Note 54

	(r) (1)	Amendment No. 1 to Participation Agreement (TST). Note 58

	(r) (2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 60

	(r) (3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 63

	(r) (4)	Amendment No. 2 to Participation Agreement (TST). Note 64

	(r) (5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 66

(8)	(s)	Amended and Restated Participation Agreement (Fidelity). Note 63

(9)		Opinion and Consent of Counsel. Note 66.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 66.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Elizabeth Belanger, Marc Cahn, Peter P. Post, Elizabeth A. Summers, William Brown Jr., Chad Noehren, C. Michiel Vankatwijk, and Kent Callahan, Note 66.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) on April 29, 2005.
Note 29.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.
Note 30.	Filed with Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 2007.
Note 31.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 32.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) on February 21, 2008.
Note 33.	Filed with Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2008.
Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration (File No. 333-149337) dated August 7, 2008.
Note 35.	Filed with Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-83560) filed on December 29, 2008.
Note 36.	Filed with Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 33-83560) dated April 30, 2009.
Note 37.	Filed with Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 33-83560) dated September 15, 2009
Note 38.	Filed with Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) dated November 19, 2009
Note 39.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) filed on July 1, 2005.
Note 40.	Filed with Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-83560) filed on April 23, 2010.
Note 41.	Filed with Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-83560) filed on August 6, 2010.
Note 42.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 43.	Filed with Post-Effective Amendment No. 33 to Form N-4 Registration Statement (File No. 33-83560) filed on February 15, 2011.
Note 44.	Filed with Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-83560) filed on April 25, 2011.
Note 45.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173975) filed on July 13, 2011.
Note 46.	Incorporated herein by reference to Pre Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011.
Note 47.	Filed with Post-Effective Amendment No. 35 to Form N-4 Registration Statement (File No. 33-83560) filed on December 9, 2011.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 49.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-173975) on May 6, 2011.
Note 50.	Filed with Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-83560) filed on April 13, 2012.
Note 51.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 52.	Filed with Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-83560) filed on September 10, 2012.
Note 53.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.
Note 54.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185574) filed on April 10, 2013.
Note 55.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-147041) filed on May 22, 2008.
Note 56.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-187920) filed on April 15, 2013.
Note 57.	Filed with Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-83560) filed on April 23, 2013
Note 58.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 59.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.
Note 60.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.
Note 61.	Filed with Post Effective Amendment No. 40 to Form N-4 Registration Statement (File No. 33-83560) filed on October 25, 2013.
Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186035) filed on February 21, 2014.
Note 63.	Filed with Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 33-83560) filed on April 28, 2014.
Note 64.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.
Note 65.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on February 19, 2015.
Note 66.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Marc Cahn 440 Mamaroneck Avenue Harrison, NY 10528	Director, Assistant Secretary, Senior Vice President and Division General Counsel

Peter P. Post 36 Brookridge Drive Greenwich, CT 06830	Director

Chad Noehren 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller

Kent Callahan 1 Glenlake Parkway Atlanta, GA 30328	Director, President and Chairman of the Board

Elizabeth Belanger 440 Mamaroneck Avenue Harrison, NY 10528	Director and Vice President

C. Michiel Vankatwijk 100 Light Street Baltimore, MD 21202	Senior Vice President and Treasurer

Elizabeth A. Summers 1150 South Olive Street Los Angeles, CA 90015	Director and Senior Vice President

William Brown Jr. 14 Windward Ave White Plains, NY 10605	Director

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada

AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.

Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (90.6057%) ; Transamerica Premier Life Insurance Company (9.3943%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker/Dealer
Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company
Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own common shares of stock	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware

Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).

Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware	Sole Member - Garnet Community Investment XLI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investmetns
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member - Garnet Community Investment XLIV, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
Intersecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% AEGON USA, LLC	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments
Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company
McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Transamerica Premier Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Transamerica Premier Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Stonebridge Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% AEGON USA, LLC; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa

676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC

Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda -- will primarily write fixed universal life and term insurance
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor
Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.
Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding Company	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding Company	Investments
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (65.951%); Transamerica Premier Life Insurance Company (32.969%); Transamerica Financial Life Insurance Company (1.080%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.     Number of Policyowners

As of March 31, 2015, there were 5,950 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Michael W. Brandsma	(1)	Director, President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Elizabeth Belanger	(3)	Vice President and Assistant Secretary

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(2)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(4)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$3,131,556	0	0	0

(1)	Fiscal Year 2014

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

C-8

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 29th day of April, 2015.

SEPARATE ACCOUNT VA BNY TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Kent Callahan* Director, President and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chad Noehren*	Controller	, 2015

Elizabeth Belanger*	Director and Vice President	, 2015

Marc Cahn*	Director, Senior Vice President, Assistant Secretary and Division General Counsel	, 2015

Kent Callahan*	Director, Chairman of the Board and President	, 2015

C. Michiel van Katwijk*	Treasurer and Senior Vice President	, 2015

Elizabeth A. Summers*	Director and Senior Vice President	, 2015

William Brown, Jr.*	Director	, 2015

Peter P. Post*	Director	, 2015

/s/Alison Ryan Alison Ryan	Assistant Secretary and Vice President	April 29, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

33-83560

811-08750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
4(h)	Form of Rider (Living Benefit)

4(i)	Form of Rider (5 for Life)

4(l)	Form of Rider (Income Select for Life)

4(m)	Form of Rider – Retirement Income Choice (Income/Death-Single)

4(n)	Form of Rider – Retirement Income Choice (Income-Single)

4(o)	Form of Rider – Retirement Income Choice with Double Initial Withdrawal Base Benefit

4(q)	Form of Policy Rider – Retirement Income Choice 1.2

4(r)	Form of Policy Rider – Retirement Income Choice 1.4

4(s)	Form of Policy Rider (Income Link)

4(t)	Form of Policy Rider (Retirement Income Max)

8(j)(3)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein)

8(o)(14)	Amendment No. 14 to Participation Agreement (Franklin)

8(o)(15)	Amendment No. 15 to Participation Agreement (Franklin)

8(r)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST)

9	Opinion and Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

14	Powers of Attorney

*	Page numbers included only in manually executed original.